                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-05950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/06

             Date of Reporting Period: Six months ended 1/31/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2001	$1.00	0.055	--		0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--		0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
July 31, 2005	$1.00	0.022	--		0.022	(0.022)	--
January 31, 2006 [3]	$1.00	0.019	--		0.019	(0.019)	--

Government Obligations Tax-Managed Fund
July 31, 2001	$1.00	0.054	--		0.054	(0.054)	--
July 31, 2002	$1.00	0.021	0.001		0.022	(0.021)	(0.001)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
July 31, 2005	$1.00	0.022	--		0.022	(0.022)	--
January 31, 2006 [3]	$1.00	0.018	--		0.018	(0.018)	--

Municipal Obligations Fund
July 31, 2001	$1.00	0.038	--		0.038	(0.038)	--
July 31, 2002	$1.00	0.018	--		0.018	(0.018)	--
July 31, 2003	$1.00	0.012	--		0.012	(0.012)	--
July 31, 2004	$1.00	0.009	(0.000	) [5]	0.009	(0.009)	--
July 31, 2005	$1.00	0.018	0.000	[5]	0.018	(0.018)	--
January 31, 2006 [3]	$1.00	0.013	(0.000	) [5]	0.013	(0.013)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2006 (unaudited).

4 Computed on annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.055)	$1.00	5.64%	0.20%		5.39%		0.34%		$6,667,868
(0.022)	$1.00	2.23%	0.20%		2.19%		0.34%		$7,380,640
(0.013)	$1.00	1.30%	0.20%		1.30%		0.34%		$6,166,411
(0.009)	$1.00	0.92%	0.20%		0.91%		0.34%		$5,134,296
(0.022)	$1.00	2.20%	0.20%		2.17%		0.34%		$5,721,965
(0.019)	$1.00	1.91%	0.20%	[4]	3.75%	[4]	0.34%	[4]	$6,725,103

(0.054)	$1.00	5.61%	0.20%		5.36%		0.34%		$2,280,317
(0.022)	$1.00	2.22%	0.20%		2.16%		0.34%		$1,798,217
(0.013)	$1.00	1.26%	0.20%		1.25%		0.34%		$1,521,953
(0.009)	$1.00	0.89%	0.20%		0.88%		0.35%		$1,159,503
(0.022)	$1.00	2.17%	0.20%		2.15%		0.34%		$1,206,111
(0.018)	$1.00	1.86%	0.20%	[4]	3.67%	[4]	0.34%	[4]	$1,269,732

(0.038)	$1.00	3.88%	0.18%		3.80%		0.14%		$ 391,269
(0.018)	$1.00	1.79%	0.18%		1.68%		0.13%		$ 856,839
(0.012)	$1.00	1.25%	0.18%		1.19%		0.12%		$1,570,532
(0.009)	$1.00	0.94%	0.18%		0.94%		0.12%		$2,144,468
(0.018)	$1.00	1.82%	0.18%		1.85%		0.13%		$3,040,759
(0.013)	$1.00	1.35%	0.18%	[4]	2.64%	[4]	0.12%	[4]	$2,794,041

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)
January 31, 2006 [3]	$1.00	0.019	--		0.019	(0.019)

Prime Management Obligations Fund
July 31, 2005 [5]	$1.00	0.024	--		0.024	(0.024)
January 31, 2006 [3]	$1.00	0.019	--		0.019	(0.019)

Prime Obligations Fund
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	(0.000	) [6]	0.014	(0.014)
July 31, 2004	$1.00	0.010	0.000	[6]	0.010	(0.010)
July 31, 2005	$1.00	0.022	0.000	[6]	0.022	(0.022)
January 31, 2006 [3]	$1.00	0.019	0.000	[6]	0.019	(0.019)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2006 (unaudited).

4 Computed on an annualized basis.

5 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

$1.00	5.76%	0.18%		5.30%		0.12%		$ 5,671,182
$1.00	2.34%	0.18%		2.25%		0.11%		$ 8,219,465
$1.00	1.37%	0.18%		1.34%		0.11%		$ 9,986,839
$1.00	0.99%	0.18%		0.98%		0.11%		$ 8,605,478
$1.00	2.26%	0.18%		2.15%		0.11%		$ 5,674,270
$1.00	1.94%	0.18%	[4]	3.81%	[4]	0.11%	[4]	$ 6,841,454

$1.00	2.39%	0.13%	[4]	2.82%	[4]	0.45%	[4]	$ 2,638,079
$1.00	1.95%	0.16%	[4]	3.74%	[4]	0.40%	[4]	$ 1,455,725

$1.00	5.74%	0.20%		5.32%		0.35%		$13,560,153
$1.00	2.32%	0.20%		2.21%		0.34%		$ 20,707,206
$1.00	1.36%	0.20%		1.34%		0.34%		$20,110,135
$1.00	0.97%	0.20%		0.96%		0.34%		$16,519,436
$1.00	2.24%	0.20%		2.19%		0.34%		$15,600,659
$1.00	1.92%	0.20%	[4]	3.79%	[4]	0.33%	[4]	$16,680,396

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Prime Value Obligations Fund
July 31, 2001	$1.00	0.057	--		0.057	(0.057)	--
July 31, 2002	$1.00	0.024	--		0.024	(0.024)	--
July 31, 2003	$1.00	0.014	--		0.014	(0.014)	--
July 31, 2004	$1.00	0.010	--		0.010	(0.010)	--
July 31, 2005	$1.00	0.023	--		0.023	(0.023)	--
January 31, 2006 [3]	$1.00	0.019	--		0.019	(0.019)	--

Tax-Free Obligations Fund
July 31, 2001	$1.00	0.036	0.000	[5]	0.036	(0.036)	--
July 31, 2002	$1.00	0.016	0.000	[5]	0.016	(0.016)	--
July 31, 2003	$1.00	0.011	(0.000	) [5]	0.011	(0.011)	--
July 31, 2004	$1.00	0.008	0.000	[5]	0.008	(0.008)	--
July 31, 2005	$1.00	0.017	(0.000	) [5]	0.017	(0.017)	--
January 31, 2006 [3]	$1.00	0.013	(0.000	) [5]	0.013	(0.013)	--

Treasury Obligations Fund
July 31, 2001	$1.00	0.053	--		0.053	(0.053)	--
July 31, 2002	$1.00	0.020	0.001		0.021	(0.020)	(0.001)
July 31, 2003	$1.00	0.013	0.000	[5]	0.013	(0.013)	(0.000)	[5]
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
July 31, 2005	$1.00	0.021	--		0.021	(0.021)	--
January 31, 2006 [3]	$1.00	0.018	--		0.018	(0.018)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2006 (unaudited).

4 Computed on annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.057)	$1.00	5.81%	0.16%		5.34%		0.14%		$ 5,395,732
(0.024)	$1.00	2.39%	0.17%		2.28%		0.12%		$ 7,967,856
(0.014)	$1.00	1.41%	0.17%		1.38%		0.12%		$10,410,998
(0.010)	$1.00	1.03%	0.17%		1.02%		0.12%		$ 9,502,207
(0.023)	$1.00	2.30%	0.17%		2.17%		0.12%		$ 5,799,231
(0.019)	$1.00	1.96%	0.17%	[4]	3.88%	[4]	0.12%	[4]	$ 9,287,976

(0.036)	$1.00	3.66%	0.20%		3.56%		0.34%		$ 3,286,888
(0.016)	$1.00	1.65%	0.20%		1.59%		0.34%		$ 5,265,275
(0.011)	$1.00	1.14%	0.20%		1.12%		0.34%		$ 6,143,476
(0.008)	$1.00	0.85%	0.20%		0.85%		0.34%		$ 6,249,045
(0.017)	$1.00	1.75%	0.20%		1.78%		0.34%		$ 8,460,989
(0.013)	$1.00	1.30%	0.20%	[4]	2.56%	[4]	0.34%	[4]	$ 7,155,755

(0.053)	$1.00	5.47%	0.20%		5.36%		0.34%		$ 6,009,592
(0.021)	$1.00	2.17%	0.20%		2.04%		0.34%		$ 7,484,039
(0.013)	$1.00	1.27%	0.20%		1.25%		0.34%		$ 5,085,604
(0.009)	$1.00	0.86%	0.20%		0.85%		0.34%		$ 5,558,392
(0.021)	$1.00	2.12%	0.20%		2.12%		0.34%		$ 5,733,139
(0.018)	$1.00	1.86%	0.20%	[4]	3.66%	[4]	0.34%	[4]	$ 6,140,398

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2001	$1.00	0.053	--		0.053	(0.053)	--
July 31, 2002	$1.00	0.020	--		0.020	(0.020)	--
July 31, 2003	$1.00	0.010	--		0.010	(0.010)	--
July 31, 2004	$1.00	0.007	--		0.007	(0.007)	--
July 31, 2005	$1.00	0.019	--		0.019	(0.019)	--
January 31, 2006 [3]	$1.00	0.018	--		0.018	(0.018)	--

Government Obligations Tax-Managed Fund
July 31, 2001	$1.00	0.052	--		0.052	(0.052)	--
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)	--
July 31, 2004	$1.00	0.006	--		0.006	(0.006)	--
July 31, 2005	$1.00	0.019	--		0.019	(0.019)	--
January 31, 2006 [3]	$1.00	0.017	--		0.017	(0.017)	--

Municipal Obligations Fund
July 31, 2001	$1.00	0.036	--		0.036	(0.036)	--
July 31, 2002	$1.00	0.015	--		0.015	(0.015)	--
July 31, 2003	$1.00	0.010	--		0.010	(0.010)	--
July 31, 2004	$1.00	0.007	(0.000	) [5]	0.007	(0.007)	--
July 31, 2005	$1.00	0.016	0.000	[5]	0.016	(0.016)	--
January 31, 2006 [3]	$1.00	0.012	(0.000	) [5]	0.012	(0.012)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2006 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.053)	$1.00	5.38%	0.45%		5.20%		0.09%		$3,444,036
(0.020)	$1.00	1.97%	0.45%		1.92%		0.09%		$3,820,479
(0.010)	$1.00	1.05%	0.45%		1.05%		0.09%		$3,621,295
(0.007)	$1.00	0.67%	0.45%		0.66%		0.09%		$3,036,452
(0.019)	$1.00	1.95%	0.45%		1.91%		0.09%		$2,759,651
(0.018)	$1.00	1.78%	0.45%	[4]	3.49%	[4]	0.09%		$3,133,326

(0.052)	$1.00	5.35%	0.45%		5.19%		0.09%		$2,135,748
(0.019)	$1.00	1.97%	0.45%		1.88%		0.09%		$2,260,128
(0.010)	$1.00	1.01%	0.45%		1.00%		0.09%		$1,996,288
(0.006)	$1.00	0.64%	0.45%		0.63%		0.10%		$1,756,992
(0.019)	$1.00	1.92%	0.45%		1.90%		0.09%		$1,797,876
(0.017)	$1.00	1.73%	0.45%	[4]	3.43%	[4]	0.09%	[4]	$2,057,374

(0.036)	$1.00	3.62%	0.43%		3.53%		0.14%		$ 369,670
(0.015)	$1.00	1.53%	0.43%		1.54%		0.13%		$ 258,515
(0.010)	$1.00	1.00%	0.43%		1.00%		0.12%		$ 302,262
(0.007)	$1.00	0.69%	0.43%		0.69%		0.12%		$ 363,595
(0.016)	$1.00	1.57%	0.43%		1.63%		0.13%		$ 641,950
(0.012)	$1.00	1.22%	0.43%	[4]	2.40%	[4]	0.12%	[4]	$ 614,619

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)
January 31, 2006 [3]	$1.00	0.018	--		0.018	(0.018)

Prime Management Obligations Fund
July 31, 2005 [5]	$1.00	0.014	--		0.014	(0.014)
January 31, 2006 [3]	$1.00	0.018	--		0.018	(0.018)

Prime Obligations Fund
July 31, 2001	$1.00	0.053	--		0.053	(0.053)
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.011	(0.000	) [6]	0.011	(0.011)
July 31, 2004	$1.00	0.007	0.000	[6]	0.007	(0.007)
July 31, 2005	$1.00	0.020	0.000	[6]	0.020	(0.020)
January 31, 2006 [3]	$1.00	0.018	0.000	[6]	0.018	(0.018)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2006 (unaudited).

4 Computed on an annualized basis.

5 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

$1.00	5.50%	0.43%		5.28%		0.12%		$1,375,740
$1.00	2.08%	0.43%		1.97%		0.11%		$2,092,235
$1.00	1.12%	0.43%		1.11%		0.11%		$1,960,635
$1.00	0.74%	0.43%		0.73%		0.11%		$2,025,081
$1.00	2.00%	0.44%		1.94%		0.11%		$1,780,479
$1.00	1.81%	0.43%	[4]	3.52%	[4]	0.11%	[4]	$1,556,195

$1.00	1.40%	0.38%	[4]	2.87%	[4]	0.20%	[4]	$ 812,886
$1.00	1.82%	0.41%	[4]	3.59%	[4]	0.15%	[4]	$ 897,781

$1.00	5.48%	0.45%		5.29%		0.10%		$5,447,645
$1.00	2.06%	0.45%		2.06%		0.09%		$6,020,704
$1.00	1.11%	0.45%		1.11%		0.09%		$4,789,142
$1.00	0.72%	0.45%		0.71%		0.09%		$4,824,570
$1.00	1.99%	0.45%		1.96%		0.09%		$5,727,774
$1.00	1.79%	0.45%	[4]	3.53%	[4]	0.08%	[4]	$5,507,710

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Prime Value Obligations Fund
July 31, 2001	$1.00	0.054	--		0.054	(0.054)	--
July 31, 2002	$1.00	0.021	--		0.021	(0.021)	--
July 31, 2003	$1.00	0.012	--		0.012	(0.012)	--
July 31, 2004	$1.00	0.008	--		0.008	(0.008)	--
July 31, 2005	$1.00	0.020	--		0.020	(0.020)	--
January 31, 2006 [3]	$1.00	0.018	--		0.018	(0.018)	--

Tax-Free Obligations Fund
July 31, 2001	$1.00	0.033	0.000	[5]	0.033	(0.033)	--
July 31, 2002	$1.00	0.014	0.000	[5]	0.014	(0.014)	--
July 31, 2003	$1.00	0.009	(0.000	) [5]	0.009	(0.009)	--
July 31, 2004	$1.00	0.006	0.000	[5]	0.006	(0.006)	--
July 31, 2005	$1.00	0.015	(0.000	) [5]	0.015	(0.015)	--
January 31, 2006 [3]	$1.00	0.012	(0.000	) [5]	0.012	(0.012)	--

Treasury Obligations Fund
July 31, 2001	$1.00	0.051	--		0.051	(0.051)	--
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	0.000	[5]	0.010	(0.010)	(0.000)	[5]
July 31, 2004	$1.00	0.006	--		0.006	(0.006)	--
July 31, 2005	$1.00	0.019	--		0.019	(0.019)	--
January 31, 2006 [3]	$1.00	0.017	--		0.017	(0.017)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2006 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.054)	$1.00	5.54%	0.41%		5.31%		0.14%		$ 982,153
(0.021)	$1.00	2.13%	0.42%		2.12%		0.12%		$ 966,996
(0.012)	$1.00	1.16%	0.42%		1.15%		0.12%		$1,369,542
(0.008)	$1.00	0.77%	0.42%		0.77%		0.12%		$1,564,255
(0.020)	$1.00	2.05%	0.42%		1.98%		0.12%		$1,263,130
(0.018)	$1.00	1.83%	0.42%	[4]	3.60%	[4]	0.12%	[4]	$1,392,570

(0.033)	$1.00	3.40%	0.45%		3.31%		0.09%		$1,485,227
(0.014)	$1.00	1.40%	0.45%		1.37%		0.09%		$2,076,385
(0.009)	$1.00	0.89%	0.45%		0.88%		0.09%		$2,054,523
(0.006)	$1.00	0.60%	0.45%		0.60%		0.09%		$1,787,740
(0.015)	$1.00	1.50%	0.45%		1.53%		0.09%		$2,073,222
(0.012)	$1.00	1.18%	0.45%	[4]	2.33%	[4]	0.09%	[4]	$2,132,434

(0.051)	$1.00	5.21%	0.45%		5.03%		0.09%		$5,319,164
(0.019)	$1.00	1.91%	0.45%		1.83%		0.09%		$5,519,235
(0.010)	$1.00	1.02%	0.45%		0.95%		0.09%		$5,770,025
(0.006)	$1.00	0.61%	0.45%		0.60%		0.09%		$4,965,031
(0.019)	$1.00	1.87%	0.45%		1.85%		0.09%		$5,245,762
(0.017)	$1.00	1.73%	0.45%	[4]	3.40%	[4]	0.09%	[4]	$5,261,321

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,019.10	$1.02
Government Obligations Tax-Managed Fund	$1,000	$1,018.60	$1.02
Municipal Obligations Fund	$1,000	$1,013.50	$0.91
Prime Cash Obligations Fund	$1,000	$1,019.40	$0.92
Prime Management Obligations Fund	$1,000	$1,019.50	$0.81
Prime Obligations Fund	$1,000	$1,019.20	$1.02
Prime Value Obligations Fund	$1,000	$1,019.60	$0.87
Tax-Free Obligations Fund	$1,000	$1,013.00	$1.01
Treasury Obligations Fund	$1,000	$1,018.60	$1.02
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,024.20	$1.02
Government Obligations Tax-Managed Fund	$1,000	$1,024.20	$1.02
Municipal Obligations Fund	$1,000	$1,024.30	$0.92
Prime Cash Obligations Fund	$1,000	$1,024.30	$0.92
Prime Management Obligations Fund	$1,000	$1,024.40	$0.82
Prime Obligations Fund	$1,000	$1,024.20	$1.02
Prime Value Obligations Fund	$1,000	$1,024.35	$0.87
Tax-Free Obligations Fund	$1,000	$1,024.20	$1.02
Treasury Obligations Fund	$1,000	$1,024.20	$1.02

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Management Obligations Fund	0.16%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,017.80	$2.29
Government Obligations Tax-Managed Fund	$1,000	$1,017.30	$2.29
Municipal Obligations Fund	$1,000	$1,012.20	$2.18
Prime Cash Obligations Fund	$1,000	$1,018.10	$2.19
Prime Management Obligations Fund	$1,000	$1,018.20	$2.09
Prime Obligations Fund	$1,000	$1,017.90	$2.29
Prime Value Obligations Fund	$1,000	$1,018.30	$2.14
Tax-Free Obligations Fund	$1,000	$1,011.80	$2.28
Treasury Obligations Fund	$1,000	$1,017.30	$2.29
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.94	$2.29
Government Obligations Tax-Managed Fund	$1,000	$1,022.94	$2.29
Municipal Obligations Fund	$1,000	$1,023.04	$2.19
Prime Cash Obligations Fund	$1,000	$1,023.04	$2.19
Prime Management Obligations Fund	$1,000	$1,023.14	$2.09
Prime Obligations Fund	$1,000	$1,022.94	$2.29
Prime Value Obligations Fund	$1,000	$1,023.09	$2.14
Tax-Free Obligations Fund	$1,000	$1,022.94	$2.29
Treasury Obligations Fund	$1,000	$1,022.94	$2.29

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.45%
Government Obligations Tax-Managed Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Management Obligations Fund	0.41%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	78.8%
U.S. Government Agency Securities	21.2%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.3%
8-30 Days	6.3%
31-90 Days	22.1%
91-180 Days	1.0%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities. Represents less than 0.1%.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--21.2%
$563,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.396%, 2/2/2006 - 4/4/2006	$563,300,713
231,520,000		Federal Home Loan Bank System Notes, 2.500% - 6.500%, 2/24/2006 - 1/23/2007	230,663,180
128,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 4.540%, 9/29/2006 - 1/17/2007	123,190,025
387,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.181% - 4.389%, 2/7/2006 - 3/27/2006	386,809,696
217,500,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.500%, 2/15/2006 - 2/15/2007	216,737,873
295,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.161% - 4.275%, 2/6/2006	294,997,224
354,357,500	[1]	Housing and Urban Development Floating Rate Note, 4.730%, 2/1/2006	354,357,500
		TOTAL GOVERNMENT AGENCIES	2,170,056,211
		REPURCHASE AGREEMENTS--78.8%
300,000,000		$300,000,000 repurchase agreement 4.44%, dated 1/31/2006, under which Banc of America Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $300,037,000 on 2/1/2006. The market value of the underlying securities at the end of the period was $306,000,000.	300,000,000
153,268,000		Interest in $1,400,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/19/2025 for $1,400,173,833 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,428,00,907.	153,268,000
260,088,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	260,088,000
1,041,480,000		Interest in $2,000,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which Bear Stearns and Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 1/1/2036 for $2,000,248,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,044,906,334.	1,041,480,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$45,000,000		$45,000,000 repurchase agreement 4.44%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 11/17/2015 for $45,005,550 on 2/1/2006. The market value of the underlying securities at the end of the period was $45,900,739.	$45,000,000
603,000,000		Interest in $1,600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $1,600,198,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,636,011,144.	603,000,000
300,000,000		Interest in $600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 1/1/2021 for $600,074,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $612,000,000.	300,000,000
700,000,000		Interest in $1,150,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Countrywide Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 6/25/2045 for $1,150,142,472 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,173,344,154.	700,000,000
230,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 4.40%, dated 12/13/2005, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2036 for $404,400,000 on 3/13/2006. The market value of the underlying securities at the end of the period was $416,815,729.	230,000,000
289,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.52%, dated 1/26/2006, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 3/1/2035 for $753,766,667 on 3/8/2006. The market value of the underlying securities at the end of the period was $780,671,224.	289,000,000
82,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.33%, dated 12/5/2005, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $201,443,333 on 2/3/2006. The market value of the underlying securities at the end of the period was $206,774,323.	82,000,000
368,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.44%, dated 1/3/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/15/2035 for $1,010,360,000 on 3/28/2006. The market value of the underlying securities at the end of the period was $1,042,351,439.	368,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$380,264,000		Interest in $1,760,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 1/15/2046 for $1,760,218,044 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,806,205,318.	$380,264,000
100,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.47%, dated 1/23/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $200,745,000 on 2/22/2006. The market value of the underlying securities at the end of the period was $207,598,193.	100,000,000
243,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.62%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 12/1/2035 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $312,865,570.	243,000,000
60,000,000	[3]	Interest in $60,000,000 joint repurchase agreement 4.31%, dated 1/6/2006, under which Dresdner Kleinwort Wassertstein, will repurchase U.S. Government Agency securities with various maturities to 12/1/2033 for $60,201,133 on 2/3/2006. The market value of the underlying securities at the end of the period was $61,959,505.	60,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement 4.24%, dated 1/31/2006, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 8/15/2032 for $125,014,722 on 2/1/2006. The market value of the underlying securities at the end of the period was $128,753,339.	45,000,000
100,000,000	[3]	Interest in $180,000,000 joint repurchase agreement 4.31%, dated 10/28/2005, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/25/2035 for $183,167,850 on 3/27/2006. The market value of the underlying securities at the end of the period was $185,401,493.	100,000,000
250,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was 1,837,509,127.	250,000,000
1,020,400,000		Interest in $3,000,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/1/2035 for $3,000,371,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $3,061,273,319.	1,020,400,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$366,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.28%, dated 11/17/2005, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 12/20/2035 for $758,470,833 on 2/21/2006. The market value of the underlying securities at the end of the period was 779,299,630.	$366,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 4.35%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,012,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,001,794.	25,000,000
433,000,000	[3]	Interest in $950,000,000 joint repurchase agreement 4.46%, dated 1/4/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/15/2035 for $960,004,028 on 3/31/2006. The market value of the underlying securities at the end of the period was $981,654,742.	433,000,000
620,000,000		Interest in $1,470,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,470,182,525 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,509,181,381.	620,000,000
60,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.50%, dated 1/23/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $503,937,500 on 3/28/2006. The market value of the underlying securities at the end of the period was $515,455,458.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	8,074,500,000
		TOTAL INVESTMENTS--100% (AT AMORTIZED COST) [4]	10,244,556,211
		OTHER ASSETS AND LIABILITIES - NET--0.0%	3,910,609
		TOTAL NET ASSETS--100%	$10,248,466,820

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax-Managed Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	106.3%
Other Assets and Liabilities--Net [2]	(6.3)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.0%
8-30 Days	44.1%
31-90 Days	31.5%
91-180 Days	2.2%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	(6.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Tax Managed Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--106.3%
$92,000,000	[1]	Federal Farm Credit System Discount Notes, 3.790% - 4.310%, 2/22/2006 - 2/28/2006	$91,762,787
971,130,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.280% - 4.480%, 2/1/2006 - 4/6/2006	971,037,400
20,600,000		Federal Farm Credit System Notes, 2.500% - 4.900%, 3/15/2006 - 10/20/2006	20,576,601
1,789,100,000	[1]	Federal Home Loan Bank System Discount Notes, 4.160% - 4.475%, 2/1/2006 - 4/28/2006	1,783,381,500
254,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.404%, 2/2/2006 - 3/29/2006	253,925,904
341,450,000		Federal Home Loan Bank System Notes, 2.000% - 5.910%, 2/13/2006 - 2/16/2007	340,333,947
200,000		Student Loan Marketing Association Note, 5.250%, 3/15/2006	200,184
75,000,000	[1]	Tennessee Valley Authority Discount Notes, 4.348%, 3/9/2006	74,673,900
		TOTAL INVESTMENTS--106.3% (AT AMORTIZED COST) [3]	3,535,892,223
		OTHER ASSETS AND LIABILITIES - NET--(6.3)%	(208,786,579)
		TOTAL NET ASSETS--100%	$3,327,105,644

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represent cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	85.7%
Municipal Notes	11.4%
Commercial Paper	2.5%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	69.1%	Prime-1	95.8%
A-1	25.3%
A-2	2.9%	Prime-2	0.7%
Not rated by S&P	2.3%	Not rated by Moody's	3.1%
Other Assets and Liabilities--Net [2]	0.4%	Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At January 31, 2006, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.5%
8-30 Days	2.3%
31-90 Days	1.9%
91-180 Days	3.9%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Alabama--1.8%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.110%, 2/2/2006	$4,500,000
8,110,000		Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	8,110,000
4,230,000		Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	4,230,000
7,000,000		Birmingham, AL, Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.030%, 2/1/2006	7,000,000
1,715,000		Calhoun County, AL, Economic Development Council, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.250%, 2/1/2006	1,715,000
7,600,000		Columbia, AL, IDB, PCR (1995 Series D), Daily VRDNs (Alabama Power Co.), 3.120%, 2/1/2006	7,600,000
17,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.100%, 2/1/2006	17,000,000
3,725,000		East Central, AL, Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	3,725,000
5,200,000		Jefferson County, AL, Sewer System (Series 2003 B-6 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ), 3.020%, 2/2/2006	5,200,000
4,175,000		Mobile, AL, Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	4,175,000
3,150,000		North Sumter, AL, Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	3,150,000
13,275,000		Talladega County, AL, Special Obligation, School Warrants (Series 2003), Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.050%, 2/2/2006	13,275,000
		TOTAL	79,680,000
		Alaska--1.0%
4,845,000	[3]	Alaska Industrial Development and Export Authority (MT-129), Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	4,845,000
3,750,000	[3]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--continued
$24,500,000		Valdez, AK, Marine Terminal (Series 1994A), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	$24,500,000
6,015,000		Valdez, AK, Marine Terminal (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	6,015,000
4,700,000		Valdez, AK, Marine Terminal (Series 2002), 3.03% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2006	4,700,000
		TOTAL	43,810,000
		Arizona--0.1%
975,000		Arizona Health Facilities Authority (Series 2005C), Weekly VRDNs (Banner Health)/(FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.000%, 2/1/2006	975,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.050%, 2/2/2006	1,675,000
		TOTAL	2,650,000
		Arkansas--2.0%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/ (Danske Bank A/S LOC), 3.120%, 2/2/2006	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/2/2006	5,130,000
14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	14,000,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.330%, 2/2/2006	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.140%, 2/2/2006	7,100,000
		TOTAL	86,430,000
		California--6.9%
17,000,000		California PCFA (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.040%, 2/1/2006	17,000,000
1,700,000		California PCFA (Series 1995A), Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.070%, 2/1/2006	1,700,000
2,325,000		California PCFA (Series 1995A), Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	2,325,000
1,610,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC), 3.170%, 2/1/2006	1,610,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,400,000		California PCFA (Series 1997B), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	$1,400,000
1,130,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	1,130,000
2,400,000		California PCFA (Series 1999A), Weekly VRDNs (Atlas Disposal Industries LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.070%, 2/1/2006	2,400,000
2,305,000		California PCFA (Series 1999A), Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.070%, 2/1/2006	2,305,000
2,205,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	2,205,000
1,550,000		California PCFA (Series 2000A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	1,550,000
4,475,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	4,475,000
2,000,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	2,000,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	1,550,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	5,000,000
2,705,000		California PCFA (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	2,705,000
2,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.110%, 2/2/2006	2,000,000
1,740,000		California PCFA (Series 2002), Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	1,740,000
6,200,000		California PCFA (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	6,200,000
4,000,000		California PCFA (Series 2002A), Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	4,000,000
2,600,000		California PCFA (Series 2002A), Weekly VRDNs (SANCO Services LP)/(Union Bank of California LOC), 3.170%, 2/1/2006	2,600,000
4,615,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	4,615,000
2,825,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	2,825,000
4,400,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.110%, 2/2/2006	4,400,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	2,000,000
9,000,000	[3]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/ (Lehman Brothers Holdings, Inc. SWP), 3.130%, 2/1/2006	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/ (Wachovia Bank, N.A. LOC), 3.110%, 2/2/2006	$2,000,000
3,965,000		California PCFA (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	3,965,000
3,705,000		California PCFA (Series 2004A), Weekly VRDNs (MarBorg Industries)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	3,705,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	7,280,000
5,000,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	5,000,000
3,170,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank LOC), 3.120%, 2/1/2006	3,170,000
6,150,000		California PCFA (Series 2006A), Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	6,150,000
3,075,000		California PCFA (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/ (Comerica Bank LOC), 3.120%, 2/1/2006	3,075,000
10,450,000		California State Department of Water Resources Power Supply Program (Series 2002 B-2), Daily VRDNs (BNP Paribas SA LOC), 3.120%, 2/1/2006	10,450,000
17,600,000		California State Department of Water Resources Power Supply Program (Series 2005G-2), 3.15% TOBs (Lloyds TSB Bank PLC, London LOC), Optional Tender 2/2/2006	17,600,000
53,515,000	[3]	California State (Series 2005 SGB 62), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.050%, 2/2/2006	53,515,000
70,000,000		California State, 4.50% RANs, 6/30/2006	70,420,347
7,000,000	[3]	California State, Veterans Bonds ROCs (Series 438CE), Weekly VRDNs (Citibank, N.A., New York LIQ)/(Citibank, N.A., New York LOC), 3.100%, 2/2/2006	7,000,000
2,500,000	[3]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC), 3.080%, 2/2/2006	2,500,000
2,680,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC), 3.150%, 2/1/2006	2,680,000
6,000,000		California Statewide Communities Development Authority (Series 2004M), Weekly VRDNs (Kaiser Permanente), 3.030%, 2/1/2006	6,000,000
435,000		Los Angeles County, CA, IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC), 3.150%, 2/1/2006	435,000
9,200,000		Santa Clara County, CA, Housing Authority (Series 2005B: Timberwood Apartments), Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California LOC), 3.130%, 2/2/2006	9,200,000
		TOTAL	302,880,347
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--2.5%
$59,975,000	[3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.130%, 2/1/2006	$59,975,000
5,500,000	[3]	Denver, CO, City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,500,000
25,100,000		Denver, CO, City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Bayerische Landesbank GTD LIQ), 3.050%, 2/1/2006	25,100,000
14,660,000	[3]	Denver, CO, City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	14,660,000
6,300,000		Traer Creek Metropolitan Distirct, CO (Series 2004), Weekly VRDNs (BNP Paribas SA LOC), 3.070%, 2/1/2006	6,300,000
		TOTAL	111,535,000
		Connecticut--0.4%
500,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.000%, 2/1/2006	500,000
4,000,000		Connecticut State HEFA (Series 2004-B), Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC), 3.030%, 2/2/2006	4,000,000
13,200,000		Connecticut State HEFA (Series F), Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	13,200,000
165,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(WestLB AG GTD LIQ), 3.050%, 2/1/2006	165,000
165,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.050%, 2/1/2006	165,000
1,000,000		Hartford, CT, Redevelopment Authority, Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 2.990%, 2/2/2006	1,000,000
		TOTAL	19,030,000
		District of Columbia--1.0%
27,000,000	[3]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	27,000,000
13,000,000	[3]	District of Columbia HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	13,000,000
270,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.020%, 2/1/2006	270,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.120%, 2/2/2006	4,100,000
		TOTAL	44,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--2.8%
$10,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.030%, 2/2/2006	$10,000,000
30,000,000		Charlotte County, FL, (Series 2003A), Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America, N.A. LIQ), 3.020%, 2/2/2006	30,000,000
5,420,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.190%, 2/2/2006	5,420,000
10,865,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.140%, 2/2/2006	10,865,000
2,700,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	2,700,000
6,500,000		Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.130%, 2/1/2006	6,500,000
7,835,000	[3]	Hillsborough County, FL, Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	7,835,000
11,280,000	[3]	Hillsborough County, FL, Port District (MT-101), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen GTD LIQ), 3.100%, 2/2/2006	11,280,000
9,210,000		Manatee County, FL, PCR Refunding Bonds (Series 1994), Daily VRDNs (Florida Power & Light Co.), 3.050%, 2/1/2006	9,210,000
5,345,000	[3]	Miami-Dade County, FL, Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,345,000
7,635,000	[3]	Miami-Dade County, FL, HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	7,635,000
15,000,000		Miami-Dade County, FL, Water & Sewer Authority (Series 2005), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.020%, 2/2/2006	15,000,000
		TOTAL	121,790,000
		Georgia--1.4%
3,500,000	[3]	Atlanta, GA, Airport General Revenue (PA 926R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,500,000
11,435,000		Burke County, GA, Development Authority (Series 2000), Daily VRDNs (Oglethorpe Power Corp.)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/1/2006	11,435,000
2,970,000		Clayton County, GA, Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs (Ashton Forest Park LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	2,970,000
9,000,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	9,000,000
6,150,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.450%, 2/2/2006	6,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$800,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC), 3.090%, 2/2/2006	$800,000
4,810,000	[3]	Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	4,810,000
20,550,000		Municipal Electric Authority of Georgia (Series 1985A), Project 1, 3.05% CP (J.P. Morgan Chase Bank, N.A. LOC), Mandatory Tender 2/7/2006	20,550,000
2,600,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/ (Bank of America, N.A. LOC), 3.070%, 2/2/2006	2,600,000
		TOTAL	61,815,000
		Hawaii--0.1%
340,000	[3]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	340,000
2,215,000	[3]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,215,000
		TOTAL	2,555,000
		Illinois--4.5%
5,000,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.120%, 2/1/2006	5,000,000
8,050,000	[3]	Chicago, IL, O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	8,050,000
1,065,000	[3]	Chicago, IL, O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	1,065,000
6,155,000	[3]	Chicago, IL, O'Hare International Airport (PT-2718), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	6,155,000
7,000,000	[3]	Chicago, IL, O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.100%, 2/2/2006	7,000,000
9,995,000	[3]	Chicago, IL, O'Hare International Airport (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	9,995,000
5,200,000	[3]	Chicago, IL, O'Hare International Airport, ROCS (Series 239), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	5,200,000
25,000,000		Chicago, IL, Wastewater Transmission (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/2/2006	25,000,000
1,450,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.130%, 2/1/2006	1,450,000
6,200,000		Chicago, IL, (Series 2005D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.020%, 2/2/2006	6,200,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	10,500,000
5,935,000	[3]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.100%, 2/2/2006	5,935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$515,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	$515,000
3,400,000		Harvey, IL, Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC), 3.170%, 2/2/2006	3,400,000
2,495,000		Huntley, IL, Industrial Development Revenue (Series 1999), Weekly VRDNs (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.090%, 2/1/2006	2,495,000
1,500,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	1,500,000
5,225,000		Illinois Development Finance Authority, IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.170%, 2/2/2006	5,225,000
2,940,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	2,940,000
3,330,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/1/2006	3,330,000
20,435,000		Illinois Development Finance Authority (Series B), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.050%, 2/1/2006	20,435,000
37,400,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/1/2006	37,400,000
28,500,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/1/2006	28,500,000
550,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.060%, 2/1/2006	550,000
		TOTAL	197,840,000
		Indiana--4.4%
17,540,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	17,670,836
500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.130%, 2/2/2006	500,000
1,080,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,080,000
8,700,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	8,700,000
3,200,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/1/2006	3,200,000
1,875,000	[3]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,875,000
20,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$8,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2005H), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	$8,000,000
5,135,000	[3]	Indianapolis, IN, Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC), 3.150%, 2/2/2006	3,400,000
3,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/ (LaSalle Bank, N.A. LOC), 3.100%, 2/2/2006	3,100,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.270%, 2/2/2006	5,000,000
7,265,000	[3]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	7,265,000
1,510,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC), 3.200%, 2/2/2006	1,510,000
3,060,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/ (National City Bank, Indiana LOC), 3.150%, 2/2/2006	3,060,000
170,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006	170,000
4,571,000		Southwest Allen County, IN, Metropolitan School District, 4.00% TANs, 12/29/2006	4,589,002
8,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	8,000,000
49,500,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	49,500,000
5,300,000		Whiting, IN, Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	5,300,000
34,800,000		Whiting, IN, Environmental Facilities Revenue (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	34,800,000
2,200,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,200,000
		TOTAL	194,054,838
		Iowa--0.5%
24,100,000		Iowa Finance Authority (Series 2005 A-2), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	24,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--0.2%
$7,233,000	[3]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	$7,233,000
3,675,000	[3]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,675,000
		TOTAL	10,908,000
		Kentucky--1.0%
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.100%, 2/2/2006	4,900,000
905,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 2/2/2006	905,000
14,110,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 3.040%, 2/2/2006	14,110,000
11,995,000	[3]	Kenton County, KY, Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.140%, 2/2/2006	11,995,000
10,610,000		Kentucky EDFA (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	10,610,000
1,740,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 2/2/2006	1,740,000
		TOTAL	44,260,000
		Louisiana--2.6%
4,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	4,000,000
10,464,000	[3]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.170%, 2/2/2006	10,464,000
5,000,000		Lake Charles, LA, Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America, N.A. LOC), 3.170%, 2/2/2006	5,000,000
10,100,000		Lake Charles, LA, Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/1/2006	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	9,000,000
11,600,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.190%, 2/1/2006	11,600,000
39,475,000	[3]	Louisiana State Gas & Fuels (Series 2006 FR/RI-P5U), Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.080%, 2/1/2006	39,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	$5,700,000
20,000,000		Tangipahoa Parish, LA, Hospital Service District No. 1 (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	20,000,000
		TOTAL	115,339,000
		Maine--0.3%
2,425,000		Biddeford, ME, Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.090%, 2/1/2006	2,425,000
8,525,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	8,525,000
4,135,000	[3]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,135,000
		TOTAL	15,085,000
		Maryland--0.7%
2,495,000	[3]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,495,000
4,585,000	[3]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	4,585,000
5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	5,850,000
6,035,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.090%, 2/1/2006	6,035,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/1/2006	4,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	750,000
5,730,000	[3]	Northeast, MD, Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ), 3.100%, 2/2/2006	5,730,000
		TOTAL	29,445,000
		Massachusetts--2.7%
18,750,000	[3]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs), 3.040%, 2/2/2006	18,750,000
7,000,000		Everett, MA, 4.00% BANs, 9/8/2006	7,039,925
7,500,000	[3]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.050%, 2/1/2006	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$1,000,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/ (Bank of America, N.A. LOC), 3.050%, 2/1/2006	$1,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 3.150%, 2/2/2006	4,500,000
130,000		Massachusetts State Development Finance Agency (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC), 3.020%, 2/2/2006	130,000
1,300,000		Massachusetts State Development Finance Agency (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.020%, 2/1/2006	1,300,000
19,610,000	[3]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.020%, 2/1/2006	19,610,000
57,644,000	[3]	Massachusetts Water Resources Authority, Floater Certificates (Series 2002-742D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	57,644,000
		TOTAL	117,473,925
		Michigan--1.4%
6,000,000	[3]	Grand Rapids & Kent County, MI, Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.050%, 2/1/2006	6,000,000
14,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.090%, 2/1/2006	14,300,000
3,000,000		Michigan State Housing Development Authority (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.100%, 2/1/2006	3,000,000
6,404,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/ (Federal Home Loan Bank of Indianapolis LOC), 3.100%, 2/2/2006	6,404,000
25,000,000		Michigan State (2006 Series A), 4.50% TRANs, 9/29/2006	25,198,328
4,985,000	[3]	Wayne County, MI, Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/ (Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	4,985,000
		TOTAL	59,887,328
		Minnesota--2.2%
25,000,000	[3]	Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.380%, 2/2/2006	25,000,000
18,000,000	[3]	Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.230%, 2/1/2006	18,000,000
2,800,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,800,000
6,440,000	[3]	Dakota County & Washington County MN, Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/ (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,440,000
3,865,000		Dakota County, MN, Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.120%, 2/3/2006	3,865,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$2,845,000		Hennepin County, MN, Housing and Redevelopment Authority, Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 3.090%, 2/2/2006	$2,845,000
1,550,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,550,000
3,140,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,140,000
5,220,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	5,220,000
8,975,000	[3]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	8,975,000
1,800,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/ (LaSalle Bank, N.A. LOC), 3.150%, 2/3/2006	1,800,000
6,690,000		Ramsey County, MN, Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.120%, 2/3/2006	6,690,000
1,585,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,585,000
580,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.320%, 2/2/2006	580,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,250,000
5,800,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/3/2006	5,800,000
		TOTAL	96,540,000
		Mississippi--1.3%
10,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	10,000,000
2,350,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	2,350,000
3,690,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006	3,690,000
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006	3,415,000
1,580,000	[3]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	1,580,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.090%, 2/2/2006	7,500,000
5,205,000	[3]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	5,205,000
2,095,000	[3]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	2,095,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--continued
$3,125,000	[3]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.170%, 2/2/2006	$3,125,000
9,790,000		Mississippi Regional Housing Authority No. II (Series 1998), 3.45% TOBs (Bradford Park Apartments)/(Amsouth Bank, N.A., Birmingham, AL LOC), Mandatory Tender 10/1/2006	9,790,000
6,500,000		Mississippi Regional Housing Authority No. II (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	6,500,000
		TOTAL	55,250,000
		Missouri--3.3%
33,166,000	[3]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/ (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	33,166,000
4,000,000		Kansas City, MO, IDA (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.050%, 2/2/2006	4,000,000
32,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.070%, 2/2/2006	32,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.090%, 2/2/2006	20,000,000
7,750,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.110%, 2/2/2006	7,750,000
29,500,000		Missouri State HEFA (Series 2005C-2), Weekly VRDNs (SSM Healthcare)/(FGIC INS)/(Bank of New York LIQ), 3.030%, 2/1/2006	29,500,000
3,600,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,600,000
1,975,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,975,000
11,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.220%, 2/2/2006	11,000,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC), 3.420%, 2/2/2006	1,000,000
		TOTAL	144,291,000
		Montana--0.4%
7,390,000	[3]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	7,390,000
4,060,000	[3]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	4,060,000
4,660,000	[3]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America, N.A. LIQ), 3.150%, 2/2/2006	4,660,000
		TOTAL	16,110,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--3.2%
$8,414,276	[3]	ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.300%, 2/1/2006	$8,414,276
4,485,500	[3]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC), 3.150%, 2/1/2006	4,485,500
5,600,000	[3]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	5,600,000
6,500,000	[3]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	6,500,000
7,000,000	[3]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	7,000,000
25,499,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	25,499,000
33,620,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 3.220%, 2/2/2006	33,620,000
15,786,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	15,786,000
25,292,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.170%, 2/2/2006	25,292,000
4,775,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.170%, 2/2/2006	4,775,000
3,687,772	[3]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	3,687,772
		TOTAL	140,659,548
		Nebraska--0.5%
3,150,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	3,150,000
1,500,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,500,000
8,150,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.100%, 2/1/2006	8,150,000
5,386,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.100%, 2/1/2006	5,386,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--continued
$455,000	[3]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	$455,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	5,200,000
		TOTAL	23,841,000
		Nevada--2.8%
12,500,000		Clark County, NV Industrial Development Revenue Board (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Bank of America, N.A. LOC), 3.100%, 2/1/2006	12,500,000
7,140,000		Clark County, NV (Series 1997A), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	7,535,000
70,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank GTD LIQ), 3.090%, 2/1/2006	70,000,000
12,700,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.090%, 2/1/2006	12,700,000
13,000,000	[3]	Washoe County, NV, Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.180%, 2/1/2006	13,000,000
		TOTAL	122,875,000
		New Hampshire--0.8%
1,107,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.170%, 2/1/2006	1,107,000
30,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 3.20% CP (New England Power Co.), Mandatory Tender 2/9/2006	30,000,000
1,330,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,330,000
950,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	950,000
		TOTAL	33,387,000
		New Jersey--1.8%
4,774,966		Harrison Township, NJ, 3.50% BANs, 3/27/2006	4,779,776
3,275,000		Mount Holly Township, NJ, 3.50% BANs, 3/22/2006	3,278,421
80,000		New Jersey EDA (Series 1998), Weekly VRDNs (Job Haines Home)/ (PNC Bank, N.A. LOC), 3.000%, 2/1/2006	80,000
910,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.030%, 2/3/2006	910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$3,475,000		New Jersey EDA (Series 2001), Weekly VRDNs (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living))/(Lloyds TSB Bank PLC, London LOC), 3.020%, 2/1/2006	$3,475,000
5,400,000		New Jersey EDA (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank, N.A. LOC), 3.040%, 2/2/2006	5,400,000
8,500,000		New Jersey EDA, Lion's Gate (Series 2005C), Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.010%, 2/1/2006	8,500,000
19,760,000		New Jersey Health Care Facilities Financing Authority (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 3.020%, 2/2/2006	19,760,000
1,540,000		Salem County, NJ, Improvement Authority (Series 2004), Weekly VRDNs (Friends Home At Woodstown, Inc.)/(Bank of America, N.A. LOC), 2.990%, 2/2/2006	1,540,000
5,738,550		South Plainfield, NJ, 4.00% BANs, 9/27/2006	5,773,032
6,800,000		Stone Harbor, NJ, 3.50% BANs, 3/17/2006	6,807,755
6,700,000		Trenton, NJ, 3.75% BANs, 5/19/2006	6,714,299
8,875,000		Trenton, NJ, 4.50% BANs, 12/15/2006	8,953,929
4,387,222		Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006	4,389,498
		TOTAL	80,361,710
		New Mexico--2.0%
1,805,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	1,805,000
4,700,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	4,700,000
19,414,000	[3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	19,414,000
2,850,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.260%, 2/1/2006	2,850,000
55,644,496		New Mexico Mortgage Finance Authority (Series 2005), 4.293% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	55,644,496
1,230,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,230,000
3,050,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	3,050,000
1,450,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 3.40% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	1,450,000
		TOTAL	90,143,496
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--5.2%
$9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	$9,538,461
4,595,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL Capital Assurance Inc. INS)/ (Citibank, N.A., New York LIQ), 3.030%, 2/2/2006	4,595,000
81,600,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of America, N.A. and Citibank, N.A., New York LOCs), 3.070%, 2/1/2006	81,600,000
23,000,000		New York City, NY, Municipal Water Finance Authority (Fiscal 2006 Series AA-1), Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 3.070%, 2/1/2006	23,000,000
11,200,000		New York City, NY, Transitional Finance Authority (1999 Subseries A-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 2.980%, 2/1/2006	11,200,000
29,675,000	[3]	New York City, NY, Transitional Finance Authority (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	29,675,000
11,000,000	[3]	New York City, NY, Transitional Finance Authority (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	11,000,000
11,800,000		New York City, NY (2004 Series H-5), Weekly VRDNs (Dexia Credit Local LOC), 2.980%, 2/1/2006	11,800,000
18,975,000	[3]	New York City, NY (Series 2002 FR/RI-L17), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	18,975,000
10,325,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.990%, 2/2/2006	10,325,000
10,800,000		Patchogue-Medford, NY, Union Free School District, 4.00% TANs, 6/22/2006	10,847,905
9,340,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 2.980%, 2/1/2006	9,340,000
		TOTAL	231,896,366
		North Carolina--1.4%
6,600,000		Cabarrus County, NC, Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	6,600,000
2,840,000	[3]	Charlotte, NC, Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	2,840,000
4,230,000		Davie County, NC, Industrial Facilities & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	4,230,000
1,000,000		Guilford County, NC, Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.050%, 2/2/2006	1,000,000
2,000,000		Halifax County, NC, Industrial Facilities & PCFA (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC), 3.090%, 2/1/2006	2,000,000
2,000,000		Hertford County, NC, Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$4,575,000		Johnson County, NC, Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	$4,575,000
3,200,000		Mecklenberg County, NC, Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	3,200,000
8,000,000		Montgomery County, NC, Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.130%, 2/1/2006	8,000,000
4,435,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	4,435,000
2,635,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	2,635,000
1,335,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	1,335,000
7,800,000	[3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), Weekly VRDNs (Wachovia Bank, N.A. LIQ)/(United States Treasury PRF 1/1/2022 @ 100), 3.060%, 2/1/2006	7,800,000
9,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3), Weekly VRDNs (AMBAC INS)/(Bank of America, N.A. LIQ), 3.070%, 2/2/2006	9,250,000
1,675,000	[3]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,675,000
65,000		Sampson County, NC, Industrial Facilities and PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank, N.A. LOC), 3.180%, 2/2/2006	65,000
1,300,000		Wilson County, NC, PCA (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	1,300,000
		TOTAL	62,940,000
		Ohio--2.6%
4,000,000		Akron, Bath & Copley, OH, Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006	4,000,000
3,925,000		Akron, Bath & Copley, OH, Joint Township (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.060%, 2/2/2006	3,925,000
5,875,000	[3]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	5,875,000
2,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	2,000,000
15,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.070%, 2/2/2006	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,950,000		Hamilton, OH, MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.100%, 2/2/2006	$3,950,000
6,500,000		Knox County, OH (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank, Ohio LOC), 3.060%, 2/2/2006	6,500,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC), 3.320%, 2/2/2006	5,500,000
26,900,000		Ohio HFA (Series 2005D), Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.060%, 2/1/2006	26,900,000
1,705,000	[3]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,705,000
3,485,000	[3]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ), 3.140%, 2/2/2006	3,485,000
5,525,000	[3]	Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	5,525,000
23,175,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	23,175,000
5,195,000		Ohio Waste Development Authority Solid Waste (Series 2001), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	5,195,000
4,330,000		Ohio Waste Development Authority Solid Waste (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	4,330,000
		TOTAL	117,065,000
		Oklahoma--0.7%
5,650,000		Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC), 3.150%, 2/2/2006	5,650,000
18,211,146	[3]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.140%, 2/2/2006	18,211,146
6,000,000		Oklahoma Development Finance Authority (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	6,000,000
		TOTAL	29,861,146
		Oregon--0.4%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	10,000,000
		TOTAL	18,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--4.3%
$1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.170%, 2/2/2006	$1,000,000
13,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	13,043,817
1,162,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/ (PNC Bank, N.A. LOC), 3.150%, 2/1/2006	1,162,000
375,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC), 3.120%, 2/2/2006	375,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.235%, 2/1/2006	10,000,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC NS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	10,000,000
16,100,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank GTD, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG GTD LIQs), 3.080%, 2/2/2006	16,100,000
16,000,000		Philadelphia, PA, Airport System (Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	16,000,000
48,000,000		Philadelphia, PA, Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.100%, 2/1/2006	48,000,000
5,730,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Series 2002-C), Daily VRDNs (Children's Hospital of Philadelphia)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	5,730,000
15,600,000		Southcentral PA, General Authority (Series 2005A), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	15,600,000
		TOTAL	192,210,817
		Puerto Rico--0.8%
14,990,000	[3]	Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty, N.A. INS and Dexia Credit Local LIQs), Optional Tender 10/12/2006	14,990,000
21,595,000	[3]	Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.030%, 2/2/2006	21,595,000
		TOTAL	36,585,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.1%
$3,710,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.150%, 2/2/2006	$3,710,000
1,960,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America, N.A. LOC), 3.120%, 2/1/2006	1,960,000
		TOTAL	5,670,000
		South Carolina--3.2%
19,950,000		Berkeley County, SC, Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	19,950,000
17,880,000		Berkeley County, SC, Exempt Facility Industrial Development (Series 1998), Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.160%, 2/1/2006	17,880,000
20,000,000		Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	20,000,000
18,800,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	18,800,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	5,600,000
13,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	13,000,000
10,000,000	[3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.070%, 2/2/2006	10,000,000
2,100,000	[3]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	2,100,000
1,830,000		South Carolina, EDA, Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	1,830,000
1,700,000		South Carolina, EDA, Weekly VRDNs (Lorraine Linens)/(Wachovia Bank, N.A. LOC), 3.180%, 2/3/2006	1,700,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (NMFO Associates)/ (Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/ (Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (Rice Street Association)/ (Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
2,300,000		South Carolina, EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.150%, 2/1/2006	2,300,000
900,000		South Carolina, EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/ (Branch Banking & Trust Co., Winston-Salem LOC), 3.120%, 2/2/2006	900,000
18,000,000		South Carolina, EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank, N.A. LOC), 3.030%, 2/2/2006	18,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$6,000,000		South Carolina, EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.070%, 2/2/2006	$6,000,000
1,600,000		York County, SC, IDA (Series1989), Weekly VRDNs (Sediver Inc.)/ (BNP Paribas SA LOC), 3.200%, 2/3/2006	1,600,000
		TOTAL	140,110,000
		South Dakota--0.1%
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ), 3.050%, 2/2/2006	4,000,000
		Tennessee--2.2%
4,850,000		Dickson, TN, Health and Educational Facilities Board, Autumn Park Apartments (Series 1999), Weekly VRDNs (Tennessee Partners XII LP)/ (Regions Bank, Alabama LOC), 3.180%, 2/2/2006	4,850,000
1,600,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.290%, 2/2/2006	1,600,000
14,000,000		Hendersonville, TN, IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	14,000,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	3,000,000
35,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.030%, 2/1/2006	35,000,000
20,000,000		Shelby County, TN, Health Education & Housing Facilities Board (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.040%, 2/2/2006	20,000,000
9,400,000		Shelby County, TN, Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.090%, 2/2/2006	9,400,000
200,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	200,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	845,000
7,000,000		Wilson County, TN, Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.230%, 2/2/2006	7,000,000
		TOTAL	95,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--12.9%
$14,840,000	[3]	Austin, TX, Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	$14,840,000
4,980,000	[3]	Bexar County, TX, Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC), 3.150%, 2/2/2006	4,980,000
2,000,000		Brazos River Authority, TX (Series 2001 D-1), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	2,000,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.100%, 2/1/2006	10,000,000
1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.100%, 2/1/2006	1,200,000
5,630,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank, N.A. LOC), 3.150%, 2/1/2006	5,630,000
14,615,000	[3]	Dallas, TX, Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC), 3.150%, 2/2/2006	14,615,000
9,000,000	[3]	Dallas-Fort Worth, TX, International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	9,000,000
2,880,000	[3]	Dallas-Fort Worth, TX, International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	2,880,000
3,915,000	[3]	Dallas-Fort Worth, TX, International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,915,000
4,995,000	[3]	Dallas-Fort Worth, TX, International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.090%, 2/2/2006	4,995,000
7,150,000	[3]	Dallas-Fort Worth, TX, International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.090%, 2/2/2006	7,150,000
3,000,000	[3]	Dallas-Fort Worth, TX, International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	3,000,000
21,440,000	[3]	Dallas-Fort Worth, TX, International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS and Bank of New York LIQs), 3.170%, 2/2/2006	21,440,000
3,400,000		DeSoto, TX, Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.090%, 2/2/2006	3,400,000
25,000,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.160%, 2/1/2006	25,000,000
28,350,000		Gulf Coast, TX, Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	28,350,000
23,800,000		Gulf Coast, TX, Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	23,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$25,400,000		Gulf Coast, TX, Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	$25,400,000
32,700,000		Gulf Coast, TX, Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	32,700,000
24,525,000		Gulf Coast, TX, Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	24,525,000
22,900,000		Gulf Coast, TX, Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	22,900,000
15,000,000		Gulf Coast, TX, Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	15,000,000
18,300,000		Gulf Coast, TX, Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.160%, 2/1/2006	18,300,000
19,450,000		Gulf Coast, TX, Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	19,450,000
6,000,000		Gulf Coast, TX, Waste Disposal Authority (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	6,000,000
15,350,000		Gulf Coast, TX, Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	15,350,000
6,300,000		Gulf Coast, TX, Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	6,300,000
7,800,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	7,800,000
7,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.120%, 2/1/2006	7,000,000
2,000,000		Harris County, TX, Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	2,000,000
9,575,000	[3]	Houston, TX, Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	9,575,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	3,500,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	15,000,000
2,845,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006	2,845,000
10,170,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 1/24/2007	10,170,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$7,000,000	[3]	San Antonio, TX, Independent School District (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	$7,000,000
10,000,000	[3]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	10,000,000
3,000,000	[3]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	3,000,000
4,500,000	[3]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	4,500,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.050%, 2/2/2006	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	13,400,000
7,866,000	[3]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 2.87% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/9/2006	7,866,000
3,495,000	[3]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,495,000
73,000,000		Texas State (Series 2005), 4.50% TRANs, 8/31/2006	73,563,005
4,100,000		Waco, TX, IDC, (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.290%, 2/2/2006	4,100,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	3,850,000
		TOTAL	570,784,005
		Utah--0.0%
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.120%, 2/2/2006	1,500,000
		Vermont--0.3%
5,625,000	[3]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	5,625,000
4,290,000	[3]	Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,290,000
3,550,000	[3]	Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	3,550,000
		TOTAL	13,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--2.3%
$25,500,000		Fairfax County, VA, IDA (Series 2005A-1), Weekly VRDNs (Inova Health System), 3.020%, 2/1/2006	$25,500,000
33,800,000		Halifax, VA, IDA, MMMs, PCR (Series 1992), 3.27% CP (Virginia Electric & Power Co.), Mandatory Tender 3/9/2006	33,800,000
5,000,000	[3]	Harrisonburg, VA, Redevelopment & Housing Authority (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	5,000,000
4,000,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank, N.A., New York LOC), 3.070%, 2/1/2006	4,000,000
7,750,000		Henrico County, VA, EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.030%, 2/2/2006	7,750,000
5,935,000	[3]	Metropolitan Washington, DC, Airports Authority (MT-108), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	5,935,000
4,480,000		Newport News, VA, Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006	4,480,000
4,540,000		Portsmouth, VA, Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006	4,540,000
3,000,000		Virginia Beach, VA, Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	3,000,000
6,500,000	[3]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,500,000
2,600,000		Winchester, VA, IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	2,600,000
		TOTAL	103,105,000
		Washington--3.3%
6,990,000	[3]	Chelan County, WA, Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,990,000
16,800,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.020%, 2/1/2006	16,800,000
5,196,000	[3]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.080%, 2/2/2006	5,196,000
24,000,000		Issaquah Community Properties, WA (Series 2001B), Weekly VRDNs (Bank of America, N.A. LOC), 3.070%, 2/2/2006	24,000,000
9,000,000		Pierce County, WA, Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America, N.A. LOC), 3.300%, 2/2/2006	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,555,000		Port of Pasco, WA, Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.140%, 2/2/2006	$4,555,000
2,495,000	[3]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.110%, 2/2/2006	2,495,000
8,425,000		Port of Seattle, WA (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.090%, 2/1/2006	8,425,000
7,650,000	[3]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	7,650,000
3,955,000	[3]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,955,000
4,450,000	[3]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	4,450,000
4,320,000	[3]	Port of Seattle, WA (PT-850), 3.13% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/17/2006	4,320,000
2,420,000		Seattle, WA, Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006	2,420,000
11,550,000		Seattle, WA, Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America, N.A. LOC), 3.100%, 2/2/2006	11,550,000
11,745,000	[3]	Spokane, WA, Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	11,745,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America, N.A. LOC), 3.100%, 2/1/2006	5,500,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank, N.A. LOC), 3.220%, 2/2/2006	1,000,000
5,600,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.100%, 2/1/2006	5,600,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.100%, 2/2/2006	5,350,000
4,600,000		Washington State Housing Finance Commission (Series 2005A: Park Vista), Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America, N.A. LOC), 3.200%, 2/1/2006	4,600,000
		TOTAL	145,601,000
		West Virginia--1.0%
1,045,000		Berkeley County, WV, County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.130%, 2/1/2006	1,045,000
9,000,000		Grant County, WV, County Commission, PCRB (Series 1994), 3.20% CP (Virginia Electric & Power Co.), Mandatory Tender 2/9/2006	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--continued
$15,100,000		Marion County, WV, County Commission (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.080%, 2/1/2006	$15,100,000
3,300,000		Marion County, WV, County Commission (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.110%, 2/1/2006	3,300,000
15,800,000		West Virginia Public Energy Authority (1989 Series A), 3.15% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 3/7/2006	15,800,000
		TOTAL	44,245,000
		Wisconsin--2.2%
11,700,000		Appleton, WI, Redevelopment Authority (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(J.P. Morgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 3.050%, 2/1/2006	11,700,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.270%, 2/2/2006	9,500,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.130%, 2/1/2006	800,000
2,075,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.200%, 2/2/2006	2,075,000
2,300,000		Milwaukee, WI (Series 1997), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 2/2/2006	1,000,000
17,800,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	17,800,000
25,000,000		Wisconsin Housing & EDA (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.060%, 2/2/2006	25,000,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.060%, 2/1/2006	5,000,000
17,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	17,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$3,200,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	$3,200,000
3,435,000	[3]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	3,435,000
		TOTAL	99,310,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	4,401,140,526
		OTHER ASSETS AND LIABILITIES - NET--0.4%	19,472,420
		TOTAL NET ASSETS--100%	$4,420,612,946

Securities that are subject to the federal alternative minimum tax (AMT) represent 60.7% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.0%	3.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $1,240,118,694 which represents 28.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	46.4%
Variable Rate Instruments	39.9%
Bank Instruments	8.6%
Repurchase Agreements	5.0%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	67.5%	Prime-1	98.6%
A-1	31.1%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.3%	Not rated by Moody's	1.3%
Other Assets and Liabilities--Net [2]	0.1%	Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.3% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.2	% [5]
8-30 Days	27.9%
31-90 Days	15.3%
91-180 Days	4.9%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 28.3% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.5%
		Finance - Automotive--1.3%
$12,747,837		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$12,747,837
19,425,005		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.950%, 6/15/2006	19,425,005
3,154,350		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	3,154,349
13,665,796		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	13,665,796
19,504,025		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	19,504,025
47,677,739		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	47,677,739
		TOTAL	116,174,751
		Finance - Equipment--0.2%
16,322,724		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	16,322,724
		TOTAL ASSET-BACKED SECURITIES	132,497,475
		CERTIFICATES OF DEPOSIT--8.6%
		Banking--8.6%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,259
93,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	93,000,000
29,000,000		Citibank N.A., New York, 4.450% - 4.645%, 3/21/2006 - 7/10/2006	28,998,989
125,000,000		Citizens Bank N.A., 4.360% - 4.540%, 2/22/2006 - 4/13/2006	125,003,955
150,000,000		Credit Suisse, Zurich, 4.580% - 4.775%, 4/24/2006 - 10/27/2006	150,000,000
65,000,000		DePfa Bank PLC, 4.580% - 4.690%, 4/25/2006 - 7/17/2006	65,000,000
13,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	13,000,000
25,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	24,920,720
80,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	80,499,220
20,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	20,000,000
50,000,000		SunTrust Bank, 3.980%, 2/21/2006	50,000,000
62,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	62,001,309
50,000,000		Toronto Dominion Bank, 3.570%, 2/13/2006	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	777,424,452
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--16.6%
		Banking--6.6%
$195,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	$195,000,000
400,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	400,000,000
		TOTAL	595,000,000
		Brokerage--10.0%
376,000,000		Citigroup Global Markets, Inc., 4.550% - 4.600%, 2/1/2006	376,000,000
395,000,000		Goldman Sachs & Co., 4.570% - 4.600%, 2/1/2006	395,000,000
136,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	136,000,000
		TOTAL	907,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,502,000,000
		COMMERCIAL PAPER--25.5% [1]
		Banking--7.2%
115,000,000		Barclays US Funding Corp., (Barclays Bank PLC, GTD), 4.100% - 4.205%, 2/7/2006 - 2/13/2006	114,859,313
12,900,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.230%, 2/27/2006	12,860,591
50,000,000		Dexia Delaware LLC, 4.165%, 2/1/2006	50,000,000
25,117,000	[2]	Fountain Square Commercial Funding Corp., 4.450%, 4/10/2006	24,905,878
40,000,000		HBOS Treasury Services PLC, 4.250% - 4.330%, 2/8/2006 - 3/28/2006	39,880,330
126,000,000	[2]	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 4.380% - 4.535%, 3/28/2006 - 4/25/2006	124,909,955
30,000,000		Landesbank Baden-Wuerttemberg, 4.230%, 2/10/2006	29,968,275
65,000,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.330% - 4.590%, 2/7/2006 - 7/12/2006	64,358,917
35,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 4.340%, 2/6/2006	34,978,903
80,000,000	[2]	Picaros Funding LLC, (KBC Bank N.V. GTD), 3.485% - 4.310%, 2/3/2006 - 2/14/2006	79,929,893
63,000,000		Westpac Banking Corp. Ltd., Sydney, 4.450%, 4/10/2006	62,470,450
10,000,000		Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney, GTD), 4.410%, 3/21/2006	9,941,200
		TOTAL	649,063,705
		Brokerage--0.5%
50,000,000		Morgan Stanley, 4.350%, 2/6/2006	49,969,792
		Finance - Automotive--3.5%
85,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.390% - 4.600%, 3/28/2006 - 7/17/2006	84,067,306
237,060,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.210% - 4.480%, 2/7/2006 - 4/17/2006	235,610,835
		TOTAL	319,678,141
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Commercial--0.8%
$72,000,000		CIT Group, Inc., 3.900% - 4.230%, 2/13/2006 - 2/27/2006	$71,853,466
		Finance - Retail--8.5%
25,312,000	[2]	Chariot Funding LLC, 4.340%, 2/8/2006	25,290,639
130,765,000	[2]	Compass Securitization LLC, 4.340% - 4.400%, 2/6/2006 - 3/15/2006	130,369,039
340,000,000	[2]	Paradigm Funding LLC, 4.330% - 4.440%, 2/2/2006 - 2/22/2006	339,672,303
279,000,000	[2]	Sheffield Receivables Corp., 4.190% - 4.370%, 2/3/2006 - 2/7/2006	278,865,377
		TOTAL	774,197,358
		Finance - Securities--3.3%
62,000,000	[2]	Galaxy Funding Inc., 4.230% - 4.450%, 2/8/2006 - 4/10/2006	61,719,659
155,000,000	[2]	Grampian Funding LLC, 4.360% - 4.590%, 3/8/2006 - 7/21/2006	152,704,986
38,000,000	[2]	Perry Global Funding LLC Series A, 4.220%, 2/6/2006	37,977,728
45,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.430% - 4.525%, 3/30/2006 - 5/17/2006	44,529,769
		TOTAL	296,932,142
		Insurance--1.7%
153,000,000	[2]	Aspen Funding Corp., 4.150% - 4.260%, 2/1/2006 - 2/17/2006	152,831,165
		TOTAL COMMERCIAL PAPER	2,314,525,769
		CORPORATE NOTES--1.9%
		Finance - Commercial--0.1%
10,000,000		CIT Group, Inc., 4.342%, 5/12/2006	9,999,748
		Finance - Securities--1.8%
30,000,000	[2]	K2 (USA) LLC, (K2 Corp. GTD), 4.800%, 12/6/2006	29,995,189
130,500,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.010% - 4.910%, 7/21/2006 - 1/30/2007	130,500,000
		TOTAL	160,495,189
		TOTAL CORPORATE NOTES	170,494,937
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 4.503%, 5/19/2006	32,000,000
		NOTES - VARIABLE--39.9% [3]
		Banking--20.1%
4,330,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	4,330,000
4,035,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	4,035,000
4,630,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 4.790%, 2/3/2006	4,630,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,836,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$3,836,000
4,015,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,015,000
2,280,000		Alabama State IDA, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	2,280,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 4.670%, 2/2/2006	2,000,000
1,115,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	1,115,000
3,190,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,190,000
8,400,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	8,400,000
7,960,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	7,960,000
3,375,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,375,000
2,865,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 4.690%, 2/3/2006	2,865,000
9,495,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	9,495,000
3,967,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,967,000
25,000,000	[2]	Bank of New York Co., Inc., 4.580%, 2/27/2006	25,000,000
15,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	14,998,895
8,835,000		Barton Health Care LLC, (J.P. Morgan Chase Bank, N.A. LOC), 4.430%, 2/1/2006	8,835,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC Financial Group, Inc.), 4.580%, 2/1/2006	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 4.560%, 2/2/2006	7,690,000
905,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.580%, 2/2/2006	905,000
1,870,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,870,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.540%, 2/3/2006	955,000
3,230,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,230,000
5,440,000		Briarwood LP, (Series 1999), (J.P. Morgan Chase Bank, N.A. LOC), 4.590%, 2/2/2006	5,440,000
5,890,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 4.690%, 2/2/2006	5,890,000
705,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	705,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,045,000		CAM International LP, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$5,045,000
6,310,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 4.620%, 2/3/2006	6,310,000
2,305,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 4.640%, 2/2/2006	2,305,000
47,191,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	47,191,000
260,000		Capital One Funding Corp., (Series 1993-A), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	260,000
1,716,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,716,000
2,005,000		Charles River LLC, (Harris, N.A. LOC), 4.630%, 2/2/2006	2,005,000
9,300,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	9,300,000
13,070,000		Citywide Development Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	13,070,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,350,000
4,100,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 4.580%, 2/1/2006	4,100,000
6,870,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	6,870,000
14,490,000		Cook County, IL, Series 2002 A, 4.560%, 2/1/2006	14,490,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 4.540%, 2/2/2006	27,120,000
125,000,000		Credit Suisse, Zurich, 4.400% - 4.491%, 2/13/2006 - 3/29/2006	125,000,000
4,600,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,600,000
5,570,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 4.610%, 2/2/2006	5,570,000
170,000,000	[2]	DePfa Bank PLC, 4.501%, 3/15/2006	170,000,000
4,020,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	4,020,000
1,855,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	1,855,000
4,895,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	4,895,000
895,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	895,000
2,800,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,800,000
7,200,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	7,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 4.690%, 2/2/2006	$4,000,000
501,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	501,000
2,000,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,000,000
785,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 4.520%, 2/1/2006	785,000
5,645,000		Freeport, IL, (U.S. Bank, N.A. LOC), 4.640%, 2/2/2006	5,645,000
2,060,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	2,060,000
2,100,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	2,100,000
4,100,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 4.470%, 2/1/2006	4,100,000
175,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 4.379% - 4.443%, 2/7/2006 - 2/21/2006	175,000,000
3,930,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,930,000
1,485,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	1,485,000
2,170,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	2,170,000
178,000,000		HBOS Treasury Services PLC, 4.435% - 4.569%, 2/1/2006 - 4/24/2006	178,000,000
153,000,000	[2]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	153,000,000
3,000,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 4.400%, 2/2/2006	3,000,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	8,055,000
3,100,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 4.620%, 2/2/2006	3,100,000
8,780,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	8,780,000
4,440,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	4,440,000
5,335,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	5,335,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	3,085,000
2,100,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	2,100,000
7,485,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	7,485,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.530%, 2/2/2006	15,000,000
3,745,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	3,745,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$9,600,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$9,600,000
3,865,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 4.590%, 2/2/2006	3,865,000
2,200,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,200,000
1,070,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC), 4.460%, 2/2/2006	1,070,000
2,700,000		LCO Ventures LLC, (Bank of America N.A. LOC), 4.470%, 2/2/2006	2,700,000
15,000,000		Landesbank Hessen-Thueringen, 4.500%, 3/1/2006	14,998,736
2,690,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,690,000
5,000,000	[2]	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.540%, 2/1/2006	5,000,000
2,620,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	2,620,000
1,865,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 4.590%, 2/3/2006	1,865,000
8,100,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 4.640%, 2/2/2006	8,100,000
975,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 4.640%, 2/2/2006	975,000
2,800,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,800,000
3,300,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	3,300,000
1,760,000		Mississippi Business Finance Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.560%, 2/2/2006	1,760,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 4.560%, 2/2/2006	2,835,000
2,120,000		New Berlin, WI, Sunraider LLC Series 1997B, (J.P. Morgan Chase Bank, N.A. LOC), 4.600%, 2/2/2006	2,120,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	2,565,000
3,515,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	3,515,000
4,530,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	4,530,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 4.720%, 2/7/2006	14,000,000
2,620,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	2,620,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,015,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	$4,015,000
2,200,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,200,000
6,440,000		R & J Investment Co., (J.P. Morgan Chase Bank, N.A. LOC), 4.640%, 2/2/2006	6,440,000
7,480,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	7,480,000
55,000,000		Royal Bank of Canada, Montreal, 4.450%, 2/10/2006	55,000,000
859,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.550%, 2/2/2006	859,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	3,110,000
3,090,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,090,000
5,140,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	5,140,000
5,115,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (J.P. Morgan Chase Bank, N.A. LOC), 4.540%, 2/2/2006	5,115,000
4,330,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	4,330,000
7,190,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 4.610%, 2/2/2006	7,190,000
60,000,000		Svenska Handelsbanken, Stockholm, 4.430%, 2/21/2006	59,992,459
2,415,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,415,000
2,170,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,170,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,740,000
30,000,000	[2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 4.519%, 3/28/2006	30,000,000
3,055,000		University Church of Christ, (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	3,055,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	2,055,000
1,260,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 4.500%, 2/2/2006	1,260,000
3,510,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	3,510,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,315,000
6,655,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	6,655,000
85,000,000		Wells Fargo & Co., 4.435%, 2/2/2006	85,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$15,000,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank, N.A. LOC), 4.480%, 2/2/2006	$15,000,000
108,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 4.490%, 3/13/2006	50,000,000
1,400,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,400,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 4.590%, 2/2/2006	4,190,000
		TOTAL	1,819,200,090
		Brokerage--6.8%
35,000,000		Goldman Sachs Group, Inc., 4.389% - 4.425%, 2/1/2006 - 2/7/2006	35,003,415
40,000,000	[2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	40,002,433
40,000,000		Merrill Lynch & Co., Inc., 4.420%, 2/6/2006	40,000,000
165,000,000	[2]	Merrill Lynch & Co., Inc., 4.630%, 2/13/2006	165,000,000
339,000,000		Morgan Stanley, 4.375% - 4.630%, 2/1/2006 - 2/27/2006	339,002,365
		TOTAL	619,008,213
		Finance - Commercial--4.0%
6,600,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 4.590%, 2/2/2006	6,600,000
100,000,000	[2]	Fairway Finance Co. LLC, 4.390% - 4.440%, 2/13/2006 - 2/21/2006	99,999,157
50,000,000		General Electric Capital Corp., 4.520%, 3/1/2006	50,000,000
193,500,000	[2]	General Electric Capital Corp., 4.570%, 2/17/2006	193,500,000
7,750,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 4.590%, 2/2/2006	7,750,000
		TOTAL	357,849,157
		Finance - Retail--2.0%
85,000,000	[2]	Compass Securitization LLC, 4.345% - 4.395%, 2/6/2006 - 2/13/2006	84,998,356
91,000,000	[2]	Paradigm Funding LLC, 4.510%, 2/27/2006	91,000,000
		TOTAL	175,998,356
		Finance - Securities--2.9%
15,500,000	[2]	Beta Finance, Inc., 4.373%, 2/22/2006	15,502,897
63,000,000	[2]	K2 (USA) LLC, (K2 Corp. GTD), 4.375% - 4.465%, 2/10/2006 - 2/23/2006	62,996,197
187,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.320% - 4.469%, 2/1/2006 - 3/27/2006	186,991,039
		TOTAL	265,490,133
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Government Agency--0.0%
$3,860,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 4.640%, 2/2/2006	$3,860,000
945,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.490%, 2/2/2006	945,000
		TOTAL	4,805,000
		Insurance--4.1%
25,000,000		Genworth Life Insurance Company, 4.500%, 3/1/2006	25,000,000
25,000,000		Hartford Life Insurance Co., 4.420% - 4.580%, 2/1/2006 - 3/1/2006	25,000,000
25,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	25,000,000
50,000,000	[2]	MBIA Global Funding LLC, 4.402%, 2/13/2006	50,000,000
45,000,000		Metropolitan Life Insurance Co., 4.390% - 4.670%, 2/1/2006 - 4/3/2006	45,000,000
54,000,000		Monumental Life Insurance Co., 4.500% - 4.610%, 2/1/2006 - 2/28/2006	54,000,000
70,000,000		New York Life Insurance Co., 3.970 - 4.510%, 2/1/2006	70,000,000
12,000,000	[2]	Pacific Life Global Funding, 4.410%, 2/4/2006	12,000,226
25,000,000		Transamerica Occidental Life Insurance Co., 4.670%, 3/1/2006	25,000,000
45,000,000		Travelers Insurance Co., 4.460% - 4.620%, 2/21/2006 - 3/28/2006	45,000,000
		TOTAL	376,000,226
		TOTAL NOTES - VARIABLE	3,618,351,175
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
25,000,000		Columbia Money Market Reserves	25,000,000
30,088,937		Scudder Money Market Institutional Shares	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
Principal Amount			Value
		REPURCHASE AGREEMENT--5.0%
$453,200,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	$453,200,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	9,055,582,745
		OTHER ASSETS AND LIABILITIES - NET--0.1%	8,401,795
		TOTAL NET ASSETS--100%	$9,063,984,540

1 Discount rate at time of purchase.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $3,171,550,802 which represents 35.0% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTs	--Municipal Exempt Receipts- Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	45.4%
Variable Rate Instruments	38.2%
Bank Instruments	9.6%
Repurchase Agreements	6.6%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	62.4%	Prime-1	94.9%
A-1	33.0%
A-2	3.2%	Prime-2	0.9%
Not rated by S&P	1.2%	Not rated by Moody's	4.0%
Other Assets and Liabilities--Net [2]	0.2%	Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.9% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.1	% [5]
8-30 Days	22.9%
31-90 Days	11.1%
91-180 Days	2.8%
181 Days or more	3.9%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 46.5% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.8%
$15,297,405		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$15,297,405
7,259,953		GS Auto Loan Trust 2005-1, Class A1, 3.848%, 8/15/2006	7,259,953
1,297,789		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	1,297,789
808,563		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	808,563
		TOTAL	24,663,710
		Finance - Equipment--0.3%
9,793,635		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	9,793,635
		TOTAL ASSET-BACKED SECURITIES	34,457,345
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,259
33,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/17/2006	33,000,000
16,000,000		Credit Suisse, Zurich, 4.775%, 10/27/2006	16,000,000
6,000,000		DePfa Bank PLC, 4.690%, 7/17/2006	6,000,000
20,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	20,000,000
10,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	9,968,288
22,000,000		HSBC Bank USA, 3.995%, 7/18/2006	22,000,000
25,000,000		Huntington National Bank, Columbus, OH, 4.400%, 3/2/2006	25,000,000
21,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	21,499,832
10,000,000		Societe Generale, Paris, 4.785%, 10/27/2006	10,000,359
23,500,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	23,500,536
45,000,000		Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 - 2/21/2006	45,000,011
54,000,000		Washington Mutual Bank, 4.320% - 4.440%, 2/1/2006 - 3/14/2006	54,000,000
8,000,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	7,998,462
		TOTAL CERTIFICATE OF DEPOSIT	308,967,747
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--29.0%
		Banking--14.3%
$125,000,000		Credit Suisse First Boston LLC, 4.620%, 2/1/2006	$125,000,000
100,000,000		Deutsche Bank Securities, Inc., 4.630%, 2/1/2006	100,000,000
125,000,000		Greenwich Capital Markets, Inc., 4.625%, 2/1/2006	125,000,000
20,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	20,000,000
40,000,000		J.P. Morgan Securities, Inc., 4.610%, 2/1/2006	40,000,000
50,000,000		WestLB AG, 4.600%, 2/1/2006	50,000,000
		TOTAL	460,000,000
		Brokerage--14.7%
122,000,000		Bear Stearns and Co., Inc., 4.550% - 4.620%, 2/1/2006	122,000,000
150,000,000		Citigroup Global Markets, Inc., 4.600%, 2/1/2006	150,000,000
135,000,000		Goldman Sachs & Co., 4.570%, 2/1/2006	135,000,000
10,000,000		Lehman Brothers, Inc., 4.650%, 2/1/2006	10,000,000
50,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	50,000,000
5,000,000		Morgan Stanley & Co., Inc., 4.600%, 2/1/2006	5,000,000
		TOTAL	472,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	932,000,000
		COMMERCIAL PAPER--14.1% [1]
		Banking--3.8%
22,910,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 4.520%, 4/12/2006	22,708,647
1,355,000		Benedictine Living Communities, Inc., 4.520%, 4/12/2006	1,343,091
33,000,000		HBOS Treasury Services PLC, 4.400%, 3/20/2006	32,810,433
35,000,000	[2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 4.380% - 4.570%, 3/29/2006 - 7/12/2006	34,625,286
5,000,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.330%, 2/7/2006	4,996,392
26,000,000	[2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.420%, 2/17/2006	25,948,924
		TOTAL	122,432,773
		Finance - Automotive--4.1%
75,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.340% - 4.350%, 2/2/2006 - 2/3/2006	74,984,924
58,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.410% - 4.500%, 3/15/2006 - 4/17/2006	57,675,875
		TOTAL	132,660,799
		Finance - Commercial--0.6%
20,000,000		CIT Group, Inc., 4.380%, 4/21/2006	19,807,767
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Retail--4.8%
$50,000,000	[2]	Alpine Securitization Corp., 4.330%, 2/1/2006	$50,000,000
33,725,000	[2]	Compass Securitization LLC, 4.400% - 4.470%, 3/15/2006 - 3/17/2006	33,544,049
10,000,000	[2]	Paradigm Funding LLC, 4.390%, 3/14/2006	9,950,003
60,000,000	[2]	Sheffield Receivables Corp., 4.320% - 4.410%, 2/3/2006 - 3/17/2006	59,934,100
		TOTAL	153,428,152
		Insurance--0.8%
27,000,000	[2]	Aspen Funding Corp., 4.310% - 4.385%, 2/8/2006 - 3/14/2006	26,924,683
		TOTAL COMMERCIAL PAPER	455,254,174
		CORPORATE BONDS--0.0%
		Brokerage--0.0%
810,000		Bear Stearns and Co., Inc., 3.000%, 3/30/2006	808,046
		CORPORATE NOTES--0.6%
		Finance - Securities--0.6%
20,000,000	[2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150%, 8/8/2006	20,000,000
		LOAN PARTICIPATION--0.6%
		Finance - Retail--0.6%
20,000,000		Countrywide Home Loans, Inc., 4.560%, 2/22/2006	20,000,000
		NOTES - VARIABLE--38.2% [3]
		Banking--18.8%
3,000,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,000,000
986,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 4.550%, 2/2/2006	986,000
35,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, 4.490%, 2/23/2006	35,000,000
2,035,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	2,035,000
55,000,000	[2]	BNP Paribas SA, 4.504%, 2/27/2006	55,000,000
638,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	638,000
5,100,000		Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,100,000
18,000,000		Bank of America N.A., 4.315%, 2/22/2006	17,999,821
85,000,000		Barclays Bank PLC, 4.340% - 4.359%, 2/6/2006 - 2/9/2006	84,995,279
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by Ambac Financial Group, Inc.), 4.580%, 2/1/2006	1,950,000
6,235,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.580%, 2/2/2006	6,235,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.540%, 2/3/2006	$955,000
4,000,000		CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 4.590%, 2/2/2006	4,000,000
45,000,000	[2]	Commonwealth Bank of Australia, Sydney, 4.489%, 2/24/2006	45,000,000
18,000,000		Credit Suisse, Zurich, 4.490% - 4.570%, 3/29/2006 - 4/17/2006	18,000,000
2,425,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 4.590%, 2/2/2006	2,425,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 4.730%, 2/2/2006	1,500,000
4,000,000	[2]	DePfa Bank PLC, 4.501%, 3/15/2006	3,999,974
10,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 4.560%, 2/2/2006	10,000,000
490,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 4.560%, 2/2/2006	490,000
8,285,000		Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 4.540%, 2/2/2006	8,285,000
5,000,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	5,000,000
905,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	905,000
13,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.379%, 2/8/2006	13,000,000
1,385,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,385,000
18,000,000	[2]	HBOS Treasury Services PLC, 4.453%, 2/9/2006	18,000,000
3,000,000		HBOS Treasury Services PLC, 4.569%, 3/24/2006	3,001,079
9,555,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	9,555,000
5,120,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	5,120,000
5,915,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 4.560%, 2/2/2006	5,915,000
11,000,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 4.630%, 2/2/2006	11,000,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.530%, 2/2/2006	20,000,000
9,650,000		Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	9,650,000
1,665,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 4.560%, 2/3/2006	1,665,000
5,450,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	5,450,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,465,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 4.540%, 2/2/2006	$4,465,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,000,000
255,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	255,000
5,250,000		Nautical Transport LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,250,000
4,615,000		Ohmart/Vega Corp., Series 2003, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	4,615,000
3,000,000		Overland Park Professional Center LLC, Series 2004, (Comerica Bank LOC), 4.540%, 2/2/2006	3,000,000
3,615,000		Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,615,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 4.490%, 2/2/2006	4,000,000
3,500,000		Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	3,500,000
6,145,000		Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 4.620%, 2/2/2006	6,145,000
2,920,000		R.M. Greene, Inc., Series 2000, (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	2,920,000
5,450,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Allied Irish Banks PLC LOC), 4.540%, 2/2/2006	5,450,000
5,000,000		Royal Bank of Canada, Montreal, 4.589%, 4/12/2006	5,001,795
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 4.540%, 2/2/2006	10,000,000
460,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.550%, 2/2/2006	460,000
20,000,000	[2]	Societe Generale, Paris, 4.355%, 2/2/2006	20,000,000
1,000,000		Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 4.325% - 4.430%, 2/3/2006 - 2/21/2006	64,991,536
745,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	745,000
1,105,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	1,105,000
36,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	36,000,000
3,200,000		William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	3,200,000
		TOTAL	605,958,484
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Brokerage--5.4%
$20,000,000	[2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	$20,001,216
5,000,000		Merrill Lynch & Co., Inc., 4.450%, 2/15/2006	5,000,000
150,000,000		Morgan Stanley, 4.375% - 4.630%, 2/1/2006 - 2/27/2006	150,001,726
		TOTAL	175,002,942
		Finance - Commercial--0.4%
13,000,000	[2]	Fairway Finance Co. LLC, 4.420%, 2/15/2006	12,999,950
		Finance - Retail--1.6%
25,000,000	[2]	Compass Securitization LLC, 4.373% - 4.395%, 2/10/2006 - 2/13/2006	24,999,439
25,000,000	[2]	Paradigm Funding LLC, 4.510%, 2/27/2006	25,000,000
		TOTAL	49,999,439
		Finance - Securities--7.3%
66,000,000	[2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.370% - 4.465%, 2/1/2006 - 2/23/2006	66,002,044
169,000,000	[2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.350% - 4.693%, 2/1/2006 - 4/25/2006	169,012,311
		TOTAL	235,014,355
		Insurance--4.7%
10,000,000		Genworth Life Insurance Company, 4.394%, 2/9/2006	10,000,000
10,000,000		Hartford Life Global Funding Trust, 4.450%, 2/15/2006	10,000,000
10,000,000		Hartford Life Insurance Co., 4.580%, 3/1/2006	10,000,000
15,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	15,000,000
20,000,000	[2]	MBIA Global Funding LLC, 4.402%, 2/13/2006	20,000,000
20,000,000		Metropolitan Life Insurance Co., 4.390%, 2/1/2006	20,000,000
50,000,000		New York Life Insurance Co., 4.510%, 3/1/2006	50,000,000
15,000,000		Travelers Insurance Co., 4.510% - 4.621%, 3/2/2006 - 3/28/2006	15,000,000
		TOTAL	150,000,000
		Pharmaceuticals and Health Care--0.0%
500,000	[2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.355%, 2/1/2006	500,030
		TOTAL NOTES - VARIABLE	1,229,475,200
Principal Amount			Value
		REPURCHASE AGREEMENTS--6.6%
$160,645,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	$160,645,000
50,000,000		Interest in $250,000,000 joint repurchase agreement 4.470%, dated 1/31/2006 under which WestLB AG will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2033 for $250,031,042 on 2/1/2006. The market value of the underlying securities at the end of the period was $255,000,000.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	210,645,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	3,211,607,512
		OTHER ASSETS AND LIABILITIES - NET--0.2%	7,045,931
		TOTAL NET ASSETS--100%	$3,218,653,443
1 These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $817,438,401 which represents 25.4% of total net assets.

3 Current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	43.2%
Variable Rate Instruments	33.8%
Bank Instruments	16.2%
Repurchase Agreements	7.1%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	68.0%	Prime-1	99.1%
A-1	31.2%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.1%	Not rated by Moody's	1.2%
Other Assets and Liabilities--Net [2]	(0.3)%	Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.0% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	50.0	% [5]
8-30 Days	25.7%
31-90 Days	16.6%
91-180 Days	3.8%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 34.1% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.3%
$50,991,348		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$50,991,348
16,051,880		CarMax Auto Owner Trust 2005-2, Class A1, 3.803%, 9/15/2006	16,051,880
19,155,214		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.950%, 6/15/2006	19,155,214
52,817,075		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.511%, 12/18/2006	52,817,075
31,937,560		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	31,937,560
4,770,524		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	4,770,524
27,982,344		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	27,982,344
33,546,923		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	33,546,923
65,015,098		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	65,015,098
		TOTAL	302,267,966
		Finance - Equipment--0.3%
29,070,772		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	29,034,895
23,238,823		GE Equipment Small Ticket LLC Series 2005-2, Class A1, 4.556%, 12/22/2006	23,238,823
9,926,909	[1]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	9,926,910
		TOTAL	62,200,628
		TOTAL ASSET-BACKED SECURITIES	364,468,594
		CERTIFICATES OF DEPOSIT--10.4%
		Banking--10.4%
100,000,000		BNP Paribas SA, 4.425%, 3/13/2006	100,000,000
35,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	35,000,605
200,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	200,000,000
30,000,000		Citibank N.A., New York, 4.645%, 7/10/2006	29,997,980
285,000,000		Citizens Bank N.A., 4.470% - 4.540%, 3/14/2006 - 4/13/2006	285,008,604
75,000,000		Credit Suisse, Zurich, 4.540%, 3/2/2006	75,000,000
150,000,000		DePfa Bank PLC, 4.510%, 4/10/2006	150,000,000
250,000,000		Deutsche Bank AG, 4.500% - 4.765%, 10/13/2006 - 10/27/2006	250,000,000
140,000,000		Dexia Bank, Belgium, 4.305% - 4.330%, 2/1/2006 - 9/29/2006	139,873,152
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$289,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007	$288,997,460
95,000,000		Societe Generale, Paris, 4.760% - 4.785%, 10/27/2006	95,002,694
120,000,000		SunTrust Bank, 3.980%, 2/21/2006	120,000,000
43,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	43,001,004
420,000,000		Toronto Dominion Bank, 3.570% - 3.890%, 2/13/2006 - 7/5/2006	420,000,108
88,000,000		WestLB AG (GTD), 4.395%, 2/13/2006	88,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,319,881,607
		COLLATERALIZED LOAN AGREEMENTS--14.5%
		Banking--4.8%
100,000,000		Bank of America N.A., 4.580%, 2/1/2006	100,000,000
293,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	293,000,000
680,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	680,000,000
		TOTAL	1,073,000,000
		Brokerage--9.7%
900,000,000		Citigroup Global Markets, Inc., 4.530% - 4.600%, 2/1/2006	900,000,000
818,000,000		Goldman Sachs & Co., 4.570% - 4.600%, 2/1/2006	818,000,000
430,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	430,000,000
		TOTAL	2,148,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,221,000,000
		COMMERCIAL PAPER--24.6% [2]
		Banking--7.7%
22,000,000		Bank of America Corp., 4.400%, 3/24/2006	21,862,867
120,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 4.205%, 2/7/2006	119,915,900
80,800,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.215% - 4.290%, 2/8/2006 - 2/27/2006	80,606,623
85,000,000		Dexia Delaware LLC, 4.165%, 2/1/2006	85,000,000
122,149,000	[1]	Fountain Square Commercial Funding Corp., 4.230% - 4.550%, 2/7/2006 - 5/23/2006	121,038,847
345,000,000		HBOS Treasury Services PLC, 4.205% - 4.400%, 2/8/2006 - 3/28/2006	343,273,965
75,000,000	[1]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.350%, 3/6/2006	74,700,938
80,000,000		Landesbank Baden-Wuerttemberg, 4.230%, 2/10/2006	79,915,400
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Banking--continued
$273,724,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.280% - 4.590%, 2/1/2006 - 7/12/2006	$273,086,374
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.420%, 3/7/2006	15,235,000
501,823,000	[1]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.270% - 4.520%, 2/3/2006 - 7/10/2006	499,715,656
		TOTAL	1,714,351,570
		Brokerage--0.3%
70,000,000		Morgan Stanley, 4.350%, 2/6/2006	69,957,708
		Finance - Automotive--4.8%
482,200,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.850% - 4.610%, 2/2/2006 - 7/17/2006	479,650,098
593,500,000		FCAR Auto Loan Trust, A1/P1 Series, 4.310% - 4.600%, 2/2/2006 - 7/17/2006	590,301,577
		TOTAL	1,069,951,675
		Finance - Commercial--1.3%
123,000,000		CIT Group, Inc., 4.230% - 4.400%, 2/2/2006 - 3/23/2006	122,685,867
40,397,000	[1]	Fairway Finance Co. LLC, 4.420%, 3/17/2006	40,178,766
42,297,000	[1]	Jupiter Securitization Corp., 4.390%, 2/14/2006	42,229,948
94,256,000	[1]	Three Rivers Funding Corp., 4.310% - 4.320%, 2/1/2006 - 2/3/2006	94,237,843
		TOTAL	299,332,424
		Finance - Retail--5.8%
309,000,000	[1]	Alpine Securitization Corp., 4.330% - 4.520%, 2/1/2006 - 3/24/2006	307,400,540
81,424,000	[1]	Chariot Funding LLC, 4.520%, 3/1/2006	81,137,749
118,150,000	[1]	Compass Securitization LLC, 4.400% - 4.440%, 2/21/2006 - 3/15/2006	117,637,230
149,800,000	[1]	PREFCO-Preferred Receivables Funding Co., 4.520%, 2/28/2006 - 3/1/2006	149,281,440
279,000,000	[1]	Paradigm Funding LLC, 4.340% - 4.390%, 2/2/2006 - 3/14/2006	278,777,501
347,674,000	[1]	Sheffield Receivables Corp., 4.190% - 4.380%, 2/6/2006 - 3/10/2006	347,151,050
		TOTAL	1,281,385,510
		Finance - Securities--3.9%
211,000,000	[1]	Galaxy Funding Inc., 4.210% - 4.570%, 2/6/2006 - 5/1/2006	210,324,608
38,231,000	[1]	Georgetown Funding Co. LLC, 4.548%, 3/20/2006	38,101,110
63,500,000	[1]	Grampian Funding LLC, 4.360% - 4.590%, 3/7/2006 - 7/21/2006	62,407,135
148,106,000	[1]	Perry Global Funding LLC Series A, 4.220% - 4.390%, 2/6/2006 - 3/15/2006	147,488,053
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--continued
$200,000,000	[1]	Scaldis Capital LLC, 4.340% - 4.500%, 2/7/2006 - 2/27/2006	$199,602,667
210,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.340% - 4.525%, 3/1/2006 - 5/17/2006	208,842,910
		TOTAL	866,766,483
		Insurance--0.8%
169,000,000	[1]	Aspen Funding Corp., 4.150% - 4.380%, 2/1/2006 - 3/14/2006	168,601,456
		TOTAL COMMERCIAL PAPER	5,470,346,826
		CORPORATE BONDS--0.5%
		Banking--0.2%
40,000,000		Citigroup, Inc., 4.625%, 3/20/2006	40,003,362
		Finance - Retail--0.3%
66,325,000		SLM Corp., 4.691% - 4.792%, 4/25/2006 - 9/15/2006	66,385,260
		TOTAL CORPORATE BONDS	106,388,622
		CORPORATE NOTES--1.2%
		Finance - Securities--1.2%
125,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.970% - 3.980%, 7/20/2006 - 7/25/2006	124,997,077
132,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.612% - 4.830%, 6/9/2006 - 8/8/2006	131,958,116
		TOTAL CORPORATE NOTES	256,955,193
		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 4.503%, 5/19/2006	55,500,000
		NOTES - VARIABLE --33.8% [3]
		Banking--13.9%
5,050,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	5,050,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris, N.A. LOC), 4.590%, 2/2/2006	2,365,000
1,890,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,890,000
5,205,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.660%, 2/2/2006	5,205,000
1,245,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	1,245,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,800,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 4.590%, 2/2/2006	$3,800,000
1,315,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,315,000
3,050,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	3,050,000
34,340,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	34,340,000
12,075,000		American Self Storage Corp., Series 2002, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	12,075,000
7,450,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 4.640%, 2/2/2006	7,450,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by Ambac Financial Group, Inc.), 4.540%, 2/1/2006	12,000,000
4,305,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 4.550%, 2/2/2006	4,305,000
7,640,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	7,640,000
5,715,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,715,000
73,000,000	[1]	Bank of New York Co., Inc., 4.580%, 2/27/2006	73,000,000
200,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	199,985,267
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 4.640%, 2/2/2006	4,000,000
17,020,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.580%, 2/2/2006	17,020,000
8,020,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 4.610%, 2/1/2006	8,020,000
4,220,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 4.634%, 2/1/2006	4,220,000
5,060,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.540%, 2/3/2006	5,060,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,205,000
5,970,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	5,970,000
22,496,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	22,496,000
3,273,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,273,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$17,995,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	$17,995,000
7,331,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	7,331,000
534,000		Capital One Funding Corp., Series 1994-A, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	534,000
1,105,000		Capital One Funding Corp., Series 1994-D, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,105,000
3,722,000		Capital One Funding Corp., Series 1995-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,722,000
1,312,000		Capital One Funding Corp., Series 1995-F, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,312,000
3,310,000		Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,310,000
7,469,000		Capital One Funding Corp., Series 2001-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	7,469,000
11,100,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	11,100,000
6,595,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	6,595,000
3,760,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 4.850%, 2/2/2006	3,760,000
3,805,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 4.590%, 2/2/2006	3,805,000
840,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	840,000
1,740,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 4.470%, 2/1/2006	1,740,000
11,180,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 4.610%, 2/2/2006	11,180,000
8,580,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 4.740%, 2/3/2006	8,580,000
33,810,000		Cook County, IL, Series 2002 A, 4.560%, 2/1/2006	33,810,000
5,765,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 4.550%, 2/2/2006	5,765,000
189,000,000		Credit Suisse, Zurich, 4.400% - 4.500%, 2/13/2006 - 3/29/2006	189,008,321
13,500,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 4.630%, 2/2/2006	13,500,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 4.560%, 2/2/2006	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$2,860,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.640%, 2/1/2006	$2,860,000
1,750,000		EPCO Carbondioxide Products, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 4.630%, 2/2/2006	1,750,000
5,300,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	5,300,000
6,235,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	6,235,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,200,000
43,000,000		First Tennessee Bank, N.A., 4.390%, 2/27/2006	43,000,849
1,400,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 4.550%, 2/2/2006	1,400,000
13,720,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	13,720,000
2,930,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 4.500%, 2/2/2006	2,930,000
37,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 4.520%, 2/1/2006	37,700,000
14,150,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	14,150,000
340,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.379% - 4.443%, 2/8/2006 - 2/21/2006	340,000,000
5,830,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,830,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 4.540%, 2/2/2006	8,860,000
369,700,000		HBOS Treasury Services PLC, 4.435% - 4.569%, 2/1/2006 - 3/24/2006	369,704,070
349,000,000	[1]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	349,000,000
5,550,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,550,000
8,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 4.500%, 2/2/2006	8,210,000
10,350,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	10,350,000
3,430,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 4.660%, 2/2/2006	3,430,000
3,725,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 4.730%, 2/1/2006	3,725,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 4.590%, 2/2/2006	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,130,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	$3,130,000
1,900,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	1,900,000
4,740,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 4.560%, 2/3/2006	4,740,000
5,165,000	[1]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.540%, 2/1/2006	5,165,000
4,785,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,785,000
470,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 4.790%, 2/2/2006	470,000
12,045,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 4.640%, 2/7/2006	12,045,000
18,435,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 4.470%, 2/1/2006	18,435,000
1,260,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 4.700%, 2/2/2006	1,260,000
4,810,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 4.590%, 2/3/2006	4,810,000
47,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 4.440%, 2/15/2006	47,200,000
1,898,000		Midwest Funding Corp., Series 1992-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,898,000
8,975,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	8,975,000
4,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	4,200,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 4.550%, 2/2/2006	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/1/2006	10,790,000
6,175,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.550%, 2/2/2006	6,175,000
12,150,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 4.500%, 2/2/2006	12,150,000
82,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	82,800,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$7,735,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 4.550%, 2/2/2006	$7,735,000
10,505,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	10,505,000
5,100,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,100,000
87,300,000		PNC Bank, N.A., 4.450% - 4.525%, 2/21/2006 - 3/1/2006	87,295,726
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 4.490%, 2/2/2006	11,000,000
4,460,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 4.620%, 2/2/2006	4,460,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 4.600%, 2/1/2006	6,650,000
15,000,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 4.590%, 2/2/2006	15,000,000
1,577,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	1,577,000
6,300,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	6,300,000
9,485,000		Rollins College, Series 1998, (SunTrust Bank LOC), 4.470%, 2/1/2006	9,485,000
60,000,000		Royal Bank of Canada, Montreal, 4.537%, 3/1/2006	60,021,544
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 4.540%, 2/2/2006	19,000,000
3,855,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 4.520%, 2/1/2006	3,855,000
2,786,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	2,786,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	14,390,000
50,000,000	[1]	Societe Generale, Paris, 4.355%, 2/2/2006	50,000,000
11,545,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 4.550%, 2/2/2006	11,545,000
57,765,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 4.520%, 2/2/2006	57,765,000
3,480,000		Springfield Ltd. Partnership, (UBS AG LOC), 4.530%, 2/2/2006	3,480,000
1,230,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.760%, 2/2/2006	1,230,000
1,950,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 4.660%, 2/2/2006	1,950,000
13,280,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 4.540%, 2/1/2006	13,280,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$6,260,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	$6,260,000
75,000,000	[1]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 4.500% - 4.519%, 3/21/2006 - 3/28/2006	75,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	9,300,000
1,200,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	1,200,000
1,354,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	1,354,000
2,645,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	2,645,000
1,330,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	1,330,000
195,250,000		Wells Fargo & Co., 4.435%, 2/2/2006	195,250,106
10,575,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 4.640%, 2/2/2006	10,575,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 4.490%, 3/13/2006	25,000,000
10,195,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 4.640%, 2/2/2006	10,195,000
5,015,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,015,000
34,900,000		World Wildlife Fund, Inc., Series 2000 B, (Insured by Ambac Financial Group, Inc.), 4.540%, 2/2/2006	34,900,000
		TOTAL	3,091,422,883
		Brokerage--5.7%
227,000,000		Goldman Sachs Group, Inc., 4.389% - 4.449%, 2/1/2006 - 2/8/2006	227,009,904
50,000,000	[1]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	50,003,041
124,000,000		Merrill Lynch & Co., Inc., 4.420% - 4.450%, 2/6/2006 - 2/15/2006	124,000,000
240,000,000	[1]	Merrill Lynch & Co., Inc., 4.637%, 2/13/2006	240,000,541
633,800,000		Morgan Stanley, 4.420% - 4.620%, 2/1/2006 - 2/27/2006	633,803,784
		TOTAL	1,274,817,270
		Electrical Equipment--0.3%
2,600,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 4.510%, 2/2/2006	2,600,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 4.570%, 2/6/2006	58,656,672
		TOTAL	61,256,672
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Commercial--2.4%
$100,000,000	[1]	Fairway Finance Co. LLC, 4.390% - 4.440%, 2/13/2006 - 2/21/2006	$99,998,696
436,100,000	[1]	General Electric Capital Corp., 4.519% - 4.570%, 2/9/2006 - 2/17/2006	436,100,000
		TOTAL	536,098,696
		Finance - Retail--2.7%
100,000,000	[1]	Compass Securitization LLC, 4.345% - 4.395%, 2/6/2006 - 2/13/2006	379,993,670
225,000,000	[1]	Paradigm Funding LLC, 4.390% - 4.510%, 2/13/2006 - 2/27/2006	224,997,271
		TOTAL	604,990,941
		Finance - Securities--4.2%
122,500,000	[1]	Beta Finance, Inc., 4.373% - 4.480%, 2/15/2006 - 2/22/2006	122,547,411
59,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 4.370% - 4.515%, 2/1/2006 - 2/27/2006	59,002,948
746,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.320% - 4.530%, 2/1/2006 - 2/27/2006	745,974,286
		TOTAL	927,524,645
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 4.490%, 2/2/2006	7,945,000
46,715,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.490%, 2/2/2006	46,715,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 4.510%, 2/2/2006	5,350,000
		TOTAL	60,010,000
		Insurance--3.7%
21,900,000		Albuquerque, NM, Series 2000 A, (Insured by MBIA Insurance Corp.), 4.490%, 2/1/2006	21,900,000
54,000,000		Genworth Life Insurance Company, 4.500%, 3/1/2006	54,000,000
50,000,000		Hartford Life Insurance Co., 4.420% - 4.580%, 2/1/2006 - 3/1/2006	50,000,000
67,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	67,000,000
100,000,000	[1]	MBIA Global Funding LLC, 4.402%, 2/13/2006	100,000,000
105,000,000		Metropolitan Life Insurance Co., 4.390% - 4.670%, 2/1/2006 - 4/3/2006	105,000,000
152,000,000		Monumental Life Insurance Co., 4.500% - 4.637%, 2/1/2006 - 3/1/2006	152,000,000
90,000,000		New York Life Insurance Co., 4.510%, 3/1/2006	90,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 4.670%, 3/1/2006	125,000,000
66,000,000		Travelers Insurance Co., 4.460% - 4.621%, 2/21/2006 - 3/28/2006	66,000,000
		TOTAL	830,900,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Pharmaceuticals and Health Care--0.6%
$128,000,000	[1]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.355%, 2/1/2006	$128,000,000
		TOTAL NOTES - VARIABLE	7,515,021,107
		TIME DEPOSITS--5.8%
		Banking--5.8%
190,000,000		Chase Bank USA, N.A., 4.500%, 2/1/2006	190,000,000
140,000,000		Deutsche Bank AG, 4.500%, 2/1/2006	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 4.400%, 2/1/2006	250,000,000
700,000,000		Societe Generale, Paris, 4.480%, 2/1/2006	700,000,000
		TOTAL TIME DEPOSITS	1,280,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--7.1%
574,165,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying security at the end of the period was $2,958,000,001.	574,165,000
70,000,000		Interest in $125,000,000 joint repurchase agreement 4.240%, dated 1/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/15/2032 for $125,014,722 on 2/1/2006. The market value of the underlying securities at the end of the period was $128,753,339.	70,000,000
200,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was 1,837,509,127.	200,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement 4.350%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,012,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,001,794.	75,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		Interest in $200,000,000 joint repurchase agreement 4.440%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/1/2036 for $200,024,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $204,002,218.	$200,000,000
450,000,000		Interest in $1,470,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,470,182,525 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,509,181,381.	450,000,000
		TOTAL REPURCHASE AGREEMENTS	1,569,165,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	22,293,786,240
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(62,650,852)
		TOTAL NET ASSETS--100%	$22,231,135,388

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $6,948,213,411 which represents 31.3% of total net assets.

2 Discount rate at the time of purchase.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	53.8%
Variable Rate Instruments	31.3%
Bank Instruments	10.6%
Repurchase Agreements	4.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	53.0%	Prime-1	91.8%
A-1	37.7%
A-2	8.6%	Prime-2	5.2%
Not rated by S&P	0.6%	Not rated by Moody's	2.9%
Other Assets and Liabilities--Net [2]	0.1%	Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.3% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.7	% [5]
8-30 Days	24.9%
31-90 Days	17.5%
91-180 Days	3.6%
181 Days or more	5.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 36.9% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--1.0%
$11,903,246		CarMax Auto Owner Trust 2005-3, Class A1, 4.447%, 12/15/2006	$11,903,246
6,475,002		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.951%, 6/15/2006	6,475,002
3,604,971		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	3,604,971
18,523,785		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	18,523,785
1,617,127		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.358%, 6/15/2006	1,617,127
13,665,796		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	13,665,796
19,504,025		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	19,504,025
39,875,927		Wachovia Auto Owner Trust 2005-B, Class A1, 4.481%, 12/20/2006	39,875,927
		TOTAL	115,169,879
		Finance - Equipment--0.2%
18,281,451		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	18,281,451
644,762		GE Commercial Equipment Financing LLC, (Series 2005-1), Class A1, 3.424%, 6/20/2006	644,762
3,308,970	[1,2]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	3,308,970
2,270,068		Navistar Financial Corp. Owner Trust 2005-A, Class A1, 3.616%, 7/17/2006	2,270,068
		TOTAL	24,505,251
		TOTAL ASSET-BACKED SECURITIES	139,675,130
		CERTIFICATES OF DEPOSIT--9.8%
		Banking--9.8%
5,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	5,000,087
166,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	166,000,000
15,000,000		Citibank N.A., New York, 4.645%, 7/10/2006	14,998,990
25,000,000		DePfa Bank PLC, 4.580%, 4/25/2006	25,000,000
200,000,000		Deutsche Bank AG, 4.405% - 4.765%, 10/4/2006 - 10/27/2006	200,003,257
14,000,000		Dexia Bank, Belgium, 4.350%, 9/29/2006	13,955,603
100,000,000		Dresdner Bank AG, Frankfurt, 4.370%, 2/9/2006	100,000,000
128,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.410% - 4.800%, 10/4/2006 - 1/29/2007	128,000,000
92,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	92,002,010
83,000,000		Toronto Dominion Bank, 3.580% - 3.585%, 2/15/2006 - 2/17/2006	83,000,039
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$50,000,000		Washington Mutual Bank, 4.330%, 2/1/2006	$50,000,000
91,250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	91,232,462
150,000,000		WestLB AG (GTD), 4.395% - 4.450%, 2/13/2006 - 2/21/2006	150,000,000
50,000,000		Wilmington Trust Co., 4.310%, 2/2/2006	50,000,005
		TOTAL CERTIFICATES OF DEPOSIT	1,169,192,453
		COLLATERALIZED LOAN AGREEMENTS--27.5%
		Banking--13.9%
355,800,000		Credit Suisse First Boston LLC, 4.620%, 2/1/2006	355,800,000
250,000,000		Deutsche Bank Securities, Inc., 4.630%, 2/1/2006	250,000,000
75,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	75,000,000
261,373,000		Greenwich Capital Markets, Inc., 4.625%, 2/1/2006	261,373,000
100,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	100,000,000
345,000,000		J.P. Morgan Securities, Inc., 4.610%, 2/1/2006	345,000,000
280,000,000		WestLB AG, 4.600%, 2/1/2006	280,000,000
		TOTAL	1,667,173,000
		Brokerage--13.6%
325,000,000		Bear Stearns and Co., Inc., 4.550% - 4.620%, 2/1/2006	325,000,000
304,500,000		Citigroup Global Markets, Inc., 4.600%, 2/1/2006	304,500,000
340,000,000		Goldman Sachs & Co., 4.570%, 2/1/2006	340,000,000
192,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	192,000,000
300,000,000		Merrill Lynch, Pierce, Fenner and Smith, 4.600%, 2/1/2006	300,000,000
169,000,000		Morgan Stanley & Co., Inc., 4.600%, 2/1/2006	169,000,000
		TOTAL	1,630,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,297,673,000
		COMMERCIAL PAPER--23.1% [3]
		Aerospace/Auto--1.4%
123,768,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 4.380% - 4.522%, 2/1/2006 - 2/21/2006	123,711,048
42,400,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 4.510% - 4.540%, 2/22/2006 - 2/24/2006	42,286,885
		TOTAL	165,997,933
		Banking--5.6%
65,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 4.100%, 2/13/2006	64,911,083
61,279,000	[1,2]	Fountain Square Commercial Funding Corp., 4.230% - 4.450%, 2/7/2006 - 4/10/2006	60,960,964
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--continued
$69,050,000		HBOS Treasury Services PLC, 4.205% - 4.400%, 2/8/2006 - 3/28/2006	$68,685,198
228,000,000		KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.430% - 4.570%, 3/28/2006 - 7/12/2006	225,301,130
30,000,000		Landesbank Baden-Wuerttemberg, 4.230%, 2/10/2006	29,968,275
51,028,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.330% - 4.590%, 2/7/2006 - 7/12/2006	50,376,639
150,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.310% - 4.520%, 2/3/2006 - 2/27/2006	149,650,958
19,000,000		Westpac Trust Securities NZ Ltd., (GTD by Westpac Banking Corp. Ltd., Sydney), 4.410%, 3/21/2006	18,888,280
		TOTAL	668,742,527
		Conglomerate--0.0%
700,000		Textron Financial Corp., (Textron Inc. Support Agreement), 4.590%, 3/27/2006	695,181
		Consumer Products--0.7%
3,492,000		Clorox Co., 4.360% - 4.560%, 2/1/2006 - 3/2/2006	3,484,653
76,600,000		Fortune Brands, Inc., 4.430% - 4.540%, 2/6/2006 - 2/22/2006	76,443,320
		TOTAL	79,927,973
		Finance - Automotive--5.5%
125,600,000		DaimlerChrysler North America Holding Corp., 4.490% - 4.630%, 2/2/2006 - 3/14/2006	125,175,183
438,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 4.340% - 4.500%, 2/10/2006 - 4/17/2006	435,864,174
95,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 4.310% - 4.600%, 3/3/2006 - 7/17/2006	94,156,000
		TOTAL	655,195,357
		Finance - Commercial--1.1%
70,000,000		CIT Group, Inc., 4.380%, 4/21/2006	69,327,183
70,199,000	[1,2]	Fairway Finance Co. LLC, 4.440%, 2/21/2006	70,025,843
		TOTAL	139,353,026
		Finance - Retail--4.5%
45,685,000	[1,2]	Chariot Funding LLC, 4.360%, 2/10/2006	45,635,203
74,210,000	[1,2]	Compass Securitization LLC, 4.400% - 4.470%, 3/15/2006 - 3/17/2006	73,812,383
106,509,000	[1,2]	Falcon Asset Securitization Corp., 4.390%, 2/14/2006	106,340,154
190,000,000	[1,2]	Paradigm Funding LLC, 4.340% - 4.440%, 2/9/2006 - 2/22/2006	189,689,183
125,000,000	[1,2]	Sheffield Receivables Corp., 4.320% - 4.370%, 2/3/2006 - 2/6/2006	124,951,653
		TOTAL	540,428,576
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--2.7%
$93,600,000	[1,2]	Galaxy Funding Inc., 4.380% - 4.450%, 3/7/2006 - 4/10/2006	$93,027,144
116,000,000	[1,2]	Grampian Funding LLC, 4.350% - 4.560%, 3/8/2006 - 7/11/2006	114,808,757
33,197,000	[1,2]	Perry Global Funding LLC, (Series A), 4.220% - 4.410%, 2/6/2006 - 3/13/2006	33,133,554
91,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.420% - 4.525%, 3/28/2006 - 5/17/2006	90,219,141
		TOTAL	331,188,596
		Food & Beverage--0.5%
15,000,000		General Mills, Inc., 4.390%, 2/3/2006	14,996,342
43,000,000	[1,2]	Sara Lee Corp., 4.350% - 4.450%, 2/9/2006 - 2/16/2006	42,955,231
		TOTAL	57,951,573
		Machinery, Equipment, Auto--0.1%
15,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 4.380%, 2/6/2006	14,990,875
		Retail--1.0%
121,400,000	[1,2]	Federated Retail Holdings, Inc., (GTD by Federated Department Stores, Inc.), 4.510% - 4.590%, 2/21/2006 - 3/20/2006	120,954,676
		TOTAL COMMERCIAL PAPER	2,775,426,293
		CORPORATE NOTES--0.7%
		Finance - Equipment--0.0%
1,000,000		John Deere Capital Corp., 6.850%, 3/15/2006	1,002,750
		Finance - Retail--0.1%
9,000,000		Countrywide Financial Corp., 4.570%, 3/21/2006	9,000,413
		Finance - Securities--0.6%
10,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.800%, 12/6/2006	9,997,525
68,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.340% - 4.910%, 10/3/2006 -1/30/2007	68,000,000
		TOTAL	77,997,525
		TOTAL CORPORATE NOTES	88,000,688
		LOAN PARTICIPATIONS--1.3%
		Chemicals--0.6%
70,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 4.620%, 3/31/2006	70,000,000
		Electrical Equipment--0.2%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 4.503%, 5/19/2006	28,000,000
Principal Amount			Value
		LOAN PARTICIPATIONS--continued
		Finance - Retail--0.5%
$60,000,000		Countrywide Home Loans, Inc., 4.560%, 2/22/2006	$60,000,000
		TOTAL LOAN PARTICIPATIONS	158,000,000
		NOTES - VARIABLE--31.3% [4]
		Banking--17.0%
1,545,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 4.680%, 2/2/2006	1,545,000
2,205,000		AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,205,000
80,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 4.590%, 2/2/2006	80,000
1,905,000		Alexander Development I LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.840%, 2/2/2006	1,905,000
1,650,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,650,000
4,530,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.730%, 2/1/2006	4,530,000
100,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	99,992,633
3,505,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 4.520%, 2/2/2006	3,505,000
7,115,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	7,115,000
885,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	885,000
5,550,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 4.520%, 2/2/2006	5,550,000
1,550,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,550,000
1,372,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,372,790
1,725,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,725,000
8,415,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	8,415,000
1,375,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	1,375,000
757,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	757,000
2,542,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,542,000
3,251,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,251,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,085,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.680%, 2/1/2006	$6,085,000
4,900,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.684%, 2/1/2006	4,900,000
3,670,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	3,670,000
19,670,000		Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 4.680%, 2/2/2006	19,670,000
4,200,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 4.690%, 2/2/2006	4,200,000
4,480,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 4.730%, 2/2/2006	4,480,000
902,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	902,337
4,730,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 4.600%, 2/2/2006	4,730,000
3,315,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,315,000
6,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	6,500,000
1,060,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,060,000
6,700,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	6,700,000
62,000,000		Credit Suisse, Zurich, 4.570%, 4/17/2006	62,000,000
6,310,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	6,310,000
8,075,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 4.710%, 2/2/2006	8,075,000
165,000,000	[1,2]	DePfa Bank PLC, 4.501%, 3/15/2006	165,000,000
5,010,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	5,010,000
1,560,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	1,560,000
7,345,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 4.560%, 2/2/2006	7,345,000
3,065,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	3,065,000
3,465,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	3,465,000
3,120,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,120,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,007,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$3,007,000
8,250,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	8,250,000
2,778,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	2,778,000
3,110,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	3,110,000
1,719,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,719,000
5,725,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	5,725,000
1,135,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	1,135,000
6,760,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 4.640%, 2/2/2006	6,760,000
12,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.379%, 2/8/2006	12,000,000
25,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.397%, 2/13/2006	25,000,000
6,175,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 4.680%, 2/2/2006	6,175,000
1,731,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	1,731,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	920,000
3,130,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	3,130,000
895,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	895,000
12,200,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	12,200,000
4,310,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	4,310,000
150,000,000		HBOS Treasury Services PLC, 4.435% - 4.569%, 2/1/2006 - 4/24/2006	150,000,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	157,000,000
17,990,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	17,990,000
2,250,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,250,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	7,945,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,500,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 4.630%, 2/2/2006	$3,500,000
740,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	740,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,595,000
5,875,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 4.680%, 2/2/2006	5,875,000
6,916,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.590%, 2/3/2006	6,916,290
1,510,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,510,000
3,910,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	3,910,000
3,350,000		Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	3,350,000
1,630,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	1,630,000
9,600,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	9,600,000
2,580,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	2,580,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	16,000,000
20,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	20,320,000
3,290,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	3,290,000
11,510,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	11,510,000
10,350,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	10,350,000
4,055,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	4,055,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 4.589%, 3/28/2006	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 4.589%, 3/28/2006	135,000,000
9,765,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	9,765,000
3,455,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,455,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,455,000		Oaklawn Hospital, MI, (Series 2000 A), (LaSalle Bank Midwest, N.A. LOC), 4.610%, 2/1/2006	$2,455,000
3,549,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	3,549,000
910,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	910,000
4,565,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	4,565,000
17,765,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 4.690%, 2/2/2006	17,765,000
2,536,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,536,500
5,100,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 4.710%, 2/2/2006	5,100,000
5,225,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 4.710%, 2/2/2006	5,225,000
7,850,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 4.690%, 2/2/2006	7,850,000
3,140,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 4.710%, 2/2/2006	3,140,000
1,320,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,320,000
2,060,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	2,060,000
18,350,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	18,350,000
55,000,000		Royal Bank of Canada, Montreal, 4.450%, 2/10/2006	55,000,000
15,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	15,000,000
7,890,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	7,890,000
30,000,000	[1,2]	Societe Generale, Paris, 4.355%, 2/2/2006	30,000,000
4,675,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 4.740%, 2/2/2006	4,675,000
3,215,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 4.630%, 2/2/2006	3,215,000
10,565,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.684%, 2/1/2006	10,565,000
6,965,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 4.690%, 2/2/2006	6,965,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	3,200,000
25,000,000		Svenska Handelsbanken, Stockholm, 4.430%, 2/21/2006	24,996,858
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	$5,530,000
10,140,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.590%, 2/3/2006	10,140,000
9,390,000		Test Associates, (Series 2002), (Fulton Bank LOC), 4.690%, 2/2/2006	9,390,000
1,150,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,150,000
3,155,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	3,155,000
4,670,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	4,670,000
5,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2005-1 Tranche #1), (GTD by Wachovia Corp.), 4.500%, 3/21/2006	5,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (LaSalle Bank, N.A. LOC), 4.650%, 2/1/2006	12,360,000
60,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	60,000
2,285,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,285,000
11,220,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 4.690%, 2/2/2006	11,220,000
87,000,000		Wells Fargo & Co., 4.435%, 2/2/2006	87,000,000
6,725,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	6,725,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 4.490%, 3/13/2006	100,000,000
14,225,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	14,225,000
7,155,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.590%, 2/1/2006	7,155,000
4,650,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 4.590%, 2/2/2006	4,650,000
8,375,000		York County, PA IDA, (Series 2003-B), 4.620%, 2/2/2006	8,375,000
15,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 4.630%, 2/2/2006	15,800,000
		TOTAL	2,037,816,408
		Brokerage--4.0%
70,000,000		Goldman Sachs Group, Inc., 4.389% - 4.425%, 2/1/2006 - 2/7/2006	70,011,774
28,000,000	[1,2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	28,001,703
16,000,000		Merrill Lynch & Co., Inc., 4.637%, 2/13/2006	16,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--continued
$85,500,000	[1,2]	Merrill Lynch & Co., Inc., 4.420%, 2/6/2006	$85,500,000
279,000,000		Morgan Stanley, 4.375% - 4.630%, 2/1/2006 - 2/27/2006	279,000,000
		TOTAL	478,513,477
		Finance - Commercial--1.4%
27,000,000	[1,2]	Fairway Finance Co. LLC, 4.420%, 2/15/2006	26,999,897
97,500,000	[1,2]	General Electric Capital Corp., 4.519% - 4.570%, 2/9/2006 - 2/17/2006	97,500,000
50,000,000		General Electric Capital Corp., 4.520%, 3/1/2006	50,000,000
		TOTAL	174,499,897
		Finance - Retail--1.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.026%, 2/15/2006	43,000,000
25,000,000	[1,2]	Compass Securitization LLC, (AMBAC LOC), 4.345%, 2/6/2006	24,999,746
33,000,000		Compass Securitization LLC, 4.374%, 2/10/2006	32,999,219
90,000,000	[1,2]	Paradigm Funding LLC, 4.490%, 2/27/2006	90,000,000
		TOTAL	190,998,965
		Finance - Securities--5.2%
54,000,000	[1,2]	Beta Finance, Inc., 4.480%, 2/15/2006	54,022,581
134,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.370% - 4.465%, 2/1/2006 - 2/23/2006	134,002,581
431,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.350% - 4.693%, 2/1/2006 - 4/25/2006	430,996,765
		TOTAL	619,021,927
		Insurance--2.1%
45,000,000		Genworth Life Insurance Company, 4.394%, 2/9/2006	45,000,000
15,000,000		Hartford Life Insurance Co., 4.420%, 2/1/2006	15,000,000
20,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	20,000,000
25,000,000		Metropolitan Life Insurance Co., 4.670%, 4/3/2006	25,000,000
50,000,000		New York Life Insurance Co., 4.510%, 3/1/2006	50,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 4.410%, 2/4/2006	35,000,658
65,000,000		Travelers Insurance Co., 4.510% - 4.621%, 3/2/2006 - 3/28/2006	65,000,000
		TOTAL	255,000,658
		TOTAL NOTES - VARIABLE	3,755,851,332
		TIME DEPOSIT--0.8%
		Banking--0.8%
95,000,000		WestLB AG, 4.500%, 2/1/2006	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--4.2%
$425,730,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	$425,730,000
75,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	75,000,000
		TOTAL REPURCHASE AGREEMENTS	500,730,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	11,979,548,896
		OTHER ASSETS AND LIABILITIES - NET--0.1%	12,378,134
		TOTAL NET ASSETS--100%	$11,991,927,030

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $3,385,414,611 which represents 28.2% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At January 31, 2006, these securities amounted to $3,066,414,611 which represents 25.6% of total net assets.

3 Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.3%
Municipal Notes	15.8%
Commercial Paper	0.5%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	70.0%	Prime-1	96.9%
A-1	25.3%
A-2	0.4%	Prime-2	0.0%
Not rated by S&P	4.9%	Not rated by Moody's	3.7%
Other Assets and Liabilities--Net [2]	(0.6)%	Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 2.9% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At January 31, 2006, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.9%
8-30 Days	0.9%
31-90 Days	0.6%
91-180 Days	5.6%
181 Days or more	8.6%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.6% [1,2]
		Alabama--4.3%
$9,860,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT), (Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	$9,860,000
7,000,000	[3]	Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	7,000,000
500,000	[3]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.060%, 2/2/2006	500,000
13,820,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.030%, 2/2/2006	13,820,000
19,000,000		Birmingham, AL, Downtown Redevelopment Authority, (2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC), 3.040%, 2/1/2006	19,000,000
4,500,000		Birmingham, AL, Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.030%, 2/1/2006	4,500,000
12,430,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.030%, 2/3/2006	12,430,000
12,985,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 3.160%, 2/2/2006	12,985,000
8,400,000		Columbia, AL, IDB, PCR (Series 1995 C), Daily VRDNs (Alabama Power Co.), 3.120%, 2/1/2006	8,400,000
16,900,000		Columbia, AL, IDB, PCR (Series 1999C), Daily VRDNs (Alabama Power Co.), 3.060%, 2/1/2006	16,900,000
2,000,000		Daphne, AL, Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank, N.A., Birmingham, AL LIQ), 3.120%, 2/2/2006	2,000,000
20,000,000	[3]	Health Care Authority for Baptist Health, AL, ROCs (Series 499CE), Weekly VRDNs (Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 3.120%, 2/2/2006	20,000,000
1,000,000		Huntsville, AL, Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC), 3.030%, 2/2/2006	1,000,000
26,500,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.030%, 2/2/2006	26,500,000
25,000,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.050%, 2/2/2006	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--4.3%
$600,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.020%, 2/2/2006	$600,000
3,600,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ), 3.020%, 2/2/2006	3,600,000
39,300,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.050%, 2/2/2006	39,300,000
9,175,000	[3]	Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	9,175,000
400,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/2/2006	400,000
47,300,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.050%, 2/2/2006	47,300,000
48,900,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Regions Bank, Alabama LIQ), 3.030%, 2/2/2006	48,900,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	360,000
7,195,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/ (Regions Bank, Alabama LOC), 3.030%, 2/2/2006	7,195,000
8,000,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 3.040%, 2/2/2006	8,000,000
2,600,000		Mobile, AL, Spring Hill College Educational Building Authority, (Series 2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 3.050%, 2/1/2006	2,600,000
2,500,000	[3]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.060%, 2/1/2006	2,500,000
12,600,000		Montgomery, AL, ALAHA Special Care Facilities Financing Authority, (Series 2003-A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama LOC), 3.030%, 2/2/2006	12,600,000
10,800,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.040%, 2/2/2006	10,800,000
18,830,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank, N.A. LIQ), 3.100%, 2/2/2006	18,830,000
2,798,000		Tuscaloosa County, AL, Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.080%, 2/2/2006	2,798,000
1,000,000		Tuscaloosa County, AL, Park & Recreation Authority, (Series 2000), Weekly VRDNs (Amsouth Bank, N.A., Birmingham, AL LOC), 3.070%, 2/2/2006	1,000,000
		TOTAL	395,853,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--0.5%
$4,645,000	[3]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	$4,645,000
8,615,000	[3]	Alaska State Housing Finance Corp., (PT-2770), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	8,615,000
21,000,000	[3]	Alaska State Housing Finance Corp., MERLOTS (Series 1999 D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	21,000,000
15,600,000		Valdez, AK, Marine Terminal, (Series 2003 B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.080%, 2/1/2006	15,600,000
		TOTAL	49,860,000
		Arizona--1.1%
1,250,000		Apache County, AZ, IDA, (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 3.010%, 2/1/2006	1,250,000
9,000,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.050%, 2/1/2006	9,000,000
1,500,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.200%, 2/2/2006	1,500,000
4,905,000	[3]	Arizona School Facilities Board, PUTTERs (Series 940), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	4,905,000
3,370,000	[3]	Arizona Transportation Board Highway Revenue, ROCs (Series 425), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	3,370,000
9,090,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 3.040%, 2/2/2006	9,090,000
30,000,000	[3]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.080%, 2/3/2006	30,000,000
15,000,000		McAllister Academic Village, AZ, LLC, (Series 2005A), Weekly VRDNs (Arizona State University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.030%, 2/1/2006	15,000,000
4,675,000	[3]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ), 3.060%, 2/2/2006	4,675,000
12,300,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.030%, 2/1/2006	12,300,000
2,450,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.040%, 2/1/2006	2,450,000
4,000,000		Pima County, AZ, IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank, N.A. LOC), 3.040%, 2/2/2006	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$1,500,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 3.060%, 2/2/2006	$1,500,000
1,000,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.040%, 2/7/2006	1,000,000
		TOTAL	100,040,000
		Arkansas--0.2%
22,160,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 3.050%, 2/2/2006	22,160,000
		California--1.8%
15,000,000		California State Department of Water Resources Power Supply Program, (Series 2005F-2), Daily VRDNs (J.P. Morgan Chase Bank, N.A. and Societe Generale, Paris LOCs), 3.060%, 2/1/2006	15,000,000
25,000,000		California State Department of Water Resources Power Supply Program, (Series 2005G-10), 3.15% TOBs (FGIC INS)/(DePfa Bank PLC LIQ), Optional Tender 2/16/2006	25,000,000
10,000,000		California State, (Series 2005 A-3), Weekly VRDNs (Bank of America, N.A. LOC), 3.020%, 2/1/2006	10,000,000
12,000,000		California State, (Series 2005 B-4), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 2.950%, 2/1/2006	12,000,000
100,000,000		California State, 4.50% RANs, 6/30/2006	100,600,496
		TOTAL	162,600,496
		Colorado--2.7%
9,500,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 3.120%, 2/2/2006	9,500,000
2,970,000		Colorado Health Facilities Authority, (Series 1998 C-1), Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.140%, 2/2/2006	2,970,000
115,500,000		Colorado State, Education Loan Program (Series 2005A), 4.00% TRANs, 8/7/2006	116,250,700
700,000		Denver (City & County), CO, 3.65% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2006	700,000
100,000,000	[3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.130%, 2/1/2006	100,000,000
7,235,000	[3]	Denver, CO, City & County Airport Authority, (PT-1324), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	7,235,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--continued
$2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America, N.A. LOC), 3.040%, 2/2/2006	$2,800,000
7,495,000	[3]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.110%, 2/2/2006	7,495,000
		TOTAL	246,950,700
		Connecticut--0.6%
3,900,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.000%, 2/1/2006	3,900,000
27,370,000		Connecticut State HEFA, (Series V-2), Daily VRDNs (Yale University), 3.100%, 2/1/2006	27,370,000
7,000,000	[3]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), Weekly VRDNs (Bank of America, N.A. LIQ), 3.050%, 2/2/2006	7,000,000
14,850,000		Connecticut State Transportation Infrastructure Authority, Weekly VRDNs (FSA INS)/(Bank of America, N.A. LIQ), 3.000%, 2/1/2006	14,850,000
		TOTAL	53,120,000
		Delaware--0.1%
13,250,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C), Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 3.060%, 2/2/2006	13,250,000
		District of Columbia--0.6%
4,635,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America, N.A. LIQ), 3.150%, 2/2/2006	4,635,000
5,450,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/3/2006	5,450,000
4,500,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	4,500,000
11,775,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ), 3.030%, 2/1/2006	11,775,000
28,680,000		District of Columbia, (Series 2001D), Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ), 3.030%, 2/1/2006	28,680,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.130%, 2/2/2006	3,575,000
		TOTAL	58,615,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--4.9%
$14,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.040%, 2/2/2006	$14,000,000
1,300,000		Brevard County, FL, Educational Facilities Authority, (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	1,300,000
9,135,000		Charlotte County, FL, (Series 2003A), Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America, N.A. LIQ), 3.020%, 2/2/2006	9,135,000
5,475,000		Davie, FL, (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	5,475,000
5,265,000	[3]	Escambia County, FL, Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	5,265,000
9,430,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC), 3.040%, 2/2/2006	9,430,000
11,000,000		Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 3.090%, 2/1/2006	11,000,000
20,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2005), Weekly VRDNs (Southeastern University, Inc.)/(Regions Bank, Alabama LOC), 3.030%, 2/2/2006	20,000,000
7,000,000	[3]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	7,000,000
39,700,000	[3]	Florida State, MERLOTS (Series 2005-A22), 3.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/15/2006	39,700,000
575,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.030%, 2/2/2006	575,000
23,870,000		Highlands County, FL, Health Facilities Authority, (Series 1997-A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC), 3.030%, 2/2/2006	23,870,000
15,000,000		Highlands County, FL, Health Facilities Authority, (Series 2000-A), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FGIC INS)/(Bank of America, N.A. LIQ), 3.030%, 2/2/2006	15,000,000
20,000,000		Highlands County, FL, Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.030%, 2/2/2006	20,000,000
26,005,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2003B), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.030%, 2/2/2006	26,005,000
10,500,000		Hillsborough County, FL, IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	10,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$15,600,000		Jacksonville, FL, EDC, (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), 3.020%, 2/2/2006	$15,600,000
4,630,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank, N.A. LOC), 3.030%, 2/2/2006	4,630,000
8,485,000		Lee County, FL, HFA, MFH Revenue Refunding Bonds (Series 1995A), Weekly VRDNs (Forestwood Apartments)/(FNMA LOC), 3.050%, 2/1/2006	8,485,000
10,400,000		Lee County, FL, IDA, (Series 2002), Weekly VRDNs (Shell Point Village, FL)/ (Bank of America, N.A. LOC), 3.040%, 2/1/2006	10,400,000
9,125,000		Manatee County, FL, HFA, (Series 1990A), Weekly VRDNs (Harbour Pointe)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	9,125,000
9,760,000	[3]	Miami-Dade County, FL, Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	9,760,000
25,000,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.020%, 2/2/2006	25,000,000
5,000,000		Orange County, FL, IDA, (Series 2000), Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	5,000,000
10,250,000		Orange County, FL, IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC), 3.030%, 2/1/2006	10,250,000
10,000,000		Orange County, FL, IDA, (Series 2004), Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 3.030%, 2/1/2006	10,000,000
13,630,000		Orange County, FL, Health Facilities Authority, (Series 2006A), Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/(Bank of America, N.A. LIQ), 3.130%, 2/2/2006	13,630,000
11,200,000		Orange County, FL, Health Facilities Authority, (Series 2006B), Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/(Bank of America, N.A. LIQ), 3.130%, 2/2/2006	11,200,000
12,000,000		Palm Beach County, FL, Health Facilities Authority, (Series 2001), Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	12,000,000
8,000,000		Palm Beach County, FL, (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America, N.A. LOC), 3.050%, 2/1/2006	8,000,000
1,000,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	1,000,000
5,000,000		Pasco County, FL, School Board, Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.020%, 2/2/2006	5,000,000
3,000,000		Pinellas County, FL, Health Facility Authority, (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America, N.A. LOC), 3.050%, 2/2/2006	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$21,850,000		Sarasota County, FL, Health Facilities Authority, (Series 2005A), Weekly VRDNs (Sarasota-Manatee Jewish Housing Council, Inc.)/(Bank of America, N.A. LOC), 3.030%, 2/2/2006	$21,850,000
6,775,000		St. Petersburg, FL, HFA, (Series 1997), Weekly VRDNs (Manorah Manor)/ (SunTrust Bank LOC), 3.040%, 2/1/2006	6,775,000
29,300,000		St. Petersburg, FL, HFA, (Series 2005C), Weekly VRDNs (All Children's Hospital)/(Bank of America, N.A. LOC), 3.030%, 2/2/2006	29,300,000
2,495,000	[3]	Tampa Bay, FL, Water Utility System, (PA-576) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	2,495,000
11,260,000		Volusia County, FL, Health Facilities Authority, (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC), 3.030%, 2/2/2006	11,260,000
5,900,000		West Orange, FL, Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank LOC), 3.040%, 2/2/2006	5,900,000
		TOTAL	457,915,000
		Georgia--2.6%
23,300,000		Albany-Dougherty County, GA, Hospital Authority, (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.050%, 2/1/2006	23,300,000
2,880,000		Athens-Clarke County, GA, IDA, (Series 2001), Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	2,880,000
4,652,000	[3]	Atlanta, GA, Water & Wastewater, ROCs (Series 324), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	4,652,000
14,900,000		Atlanta, GA, Water & Wastewater, (Series 2001C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.070%, 2/1/2006	14,900,000
27,400,000		Burke County, GA, Development Authority, (Series 1999A), Daily VRDNs (Oglethorpe Power Corp.)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/1/2006	27,400,000
3,635,000		Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ), 3.050%, 2/1/2006	3,635,000
4,900,000		Columbus, GA, Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 3.030%, 2/1/2006	4,900,000
4,550,000		De Kalb Private Hospital Authority, GA, (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 3.050%, 2/1/2006	4,550,000
3,175,000		DeKalb County, GA, Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	3,175,000
6,900,000		Floyd County, GA, Development Authority, (Series 2002), Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 3.080%, 2/2/2006	6,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$1,320,000		Fulton County, GA, Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 3.030%, 2/1/2006	$1,320,000
2,900,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (The Lovett School)/(SunTrust Bank LOC), 3.030%, 2/1/2006	2,900,000
2,000,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	2,000,000
2,200,000		Fulton County, GA, IDA, Weekly VRDNs (Automatic Data Processing, Inc.), 3.160%, 2/15/2006	2,200,000
4,500,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	4,500,000
9,500,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank, N.A. LOCs), 3.050%, 2/1/2006	9,500,000
11,100,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank, N.A. LOCs), 3.050%, 2/1/2006	11,100,000
10,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and Wachovia Bank, N.A. LOCs), 3.050%, 2/1/2006	10,000,000
8,985,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank, N.A. LOCs), 3.050%, 2/1/2006	8,985,000
30,500,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A. and Wachovia Bank, N.A. LOCs), 3.050%, 2/1/2006	30,500,000
1,600,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank, N.A. LOCs), 3.050%, 2/1/2006	1,600,000
22,000,000	[3]	Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ), 3.050%, 2/2/2006	22,000,000
17,270,000	[3]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.060%, 2/2/2006	17,270,000
17,515,000		Monroe County, GA, Development Authority, (Series 1999B), Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/1/2006	17,515,000
		TOTAL	237,682,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Hawaii--1.0%
$2,115,000		Hawaii State Department of Budget & Finance, (Series 2003D), Weekly VRDNs (Kahala Nui)/(LaSalle Bank, N.A. LOC), 3.030%, 2/2/2006	$2,115,000
14,960,000	[3]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.080%, 2/2/2006	14,960,000
58,325,000	[3]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.080%, 2/2/2006	58,325,000
9,760,000	[3]	Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	9,760,000
4,720,000	[3]	Hawaii State, ROCs (Series 417), Weekly VRDNs (AMBAC INS)/(Citibank, N.A., New York LIQ), 3.060%, 2/2/2006	4,720,000
4,470,000	[3]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	4,470,000
		TOTAL	94,350,000
		Illinois--12.1%
11,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	11,000,000
14,705,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-13), Weekly VRDNs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	14,705,000
14,285,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	14,285,000
16,600,000		Bartlett Village, IL, Special Service Area No. 1, (Series 2004), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	16,600,000
4,320,000		Channahon, IL, (Series 2003A), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC), 3.060%, 2/2/2006	4,320,000
5,785,000		Channahon, IL, (Series 2003C), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC), 3.060%, 2/2/2006	5,785,000
3,115,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC), 3.060%, 2/2/2006	3,115,000
6,175,000	[3]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), 3.35% TOBs (FGIC INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	6,175,000
32,900,000		Chicago, IL, Board of Education, (Series 2000D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.040%, 2/2/2006	32,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$29,245,000		Chicago, IL, Board of Education, (Series 2005D-1), Daily VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(DePfa Bank PLC LIQ), 3.120%, 2/1/2006	$29,245,000
116,055,000		Chicago, IL, Board of Education, (Series 2005D-2), Daily VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(DePfa Bank PLC LIQ), 3.120%, 2/1/2006	116,055,000
15,500,000		Chicago, IL, Board of Education, (Series 2005E-1), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Dexia Credit Local LIQ), 3.030%, 2/2/2006	15,500,000
6,200,000	[3]	Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	6,200,000
12,500,000	[3]	Chicago, IL, Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	12,500,000
20,000,000	[3]	Chicago, IL, Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.120%, 2/2/2006	20,000,000
13,500,000		Chicago, IL, Metropolitan Water Reclamation District, (Series 2002B), Weekly VRDNs (Bank of America, N.A. and Lloyds TSB Bank PLC, London LIQs), 3.050%, 2/1/2006	13,500,000
6,775,000	[3]	Chicago, IL, Motor Fuel Tax, (PT-935), Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	6,775,000
6,000,000		Chicago, IL, O'Hare International Airport, (Series 2005D), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Dexia Credit Local LIQ), 3.060%, 2/1/2006	6,000,000
20,615,000	[3]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC INS)/(Citibank, N.A., New York LIQ), 3.060%, 2/2/2006	20,615,000
5,300,000	[3]	Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	5,300,000
131,850,000		Chicago, IL, Wastewater Transmission, (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/2/2006	131,850,000
4,960,000	[3]	Chicago, IL, Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	4,960,000
6,850,000	[3]	Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	6,850,000
70,600,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.040%, 2/1/2006	70,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 3.040%, 2/2/2006	$9,500,000
98,290,000		Chicago, IL, (Series 2005D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.020%, 2/2/2006	98,290,000
7,825,000	[3]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/ (Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	7,825,000
20,000,000	[3]	Chicago, IL, MERLOTS (Series 1997V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	20,000,000
4,640,000	[3]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	4,640,000
6,680,000	[3]	Chicago, IL, MERLOTS (Series 2001 A33), 3.35% TOBs (AMBAC INS)/ (Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	6,680,000
8,130,000	[3]	Chicago, IL, PUTTERs (Series 737), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	8,130,000
24,995,000	[3]	Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ), 3.120%, 2/2/2006	24,995,000
17,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Illinois Non-AMT), (Series 2005-21), Weekly VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 3.100%, 2/2/2006	17,000,000
4,000,000		Cook County, IL, (Series 2005), Weekly VRDNs (Catholic Theological Union)/(Harris, N.A. LOC), 3.050%, 2/1/2006	4,000,000
10,785,000	[3]	Cook County, IL, PUTTERs (Series 766), Weekly VRDNs (AMBAC INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	10,785,000
6,485,000	[3]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.100%, 2/2/2006	6,485,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.070%, 2/2/2006	7,185,000
11,905,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 3.200%, 2/2/2006	11,905,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 3.070%, 2/3/2006	6,875,000
2,890,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 3.070%, 2/3/2006	2,890,000
7,040,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/2/2006	7,040,000
2,400,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(J.P. Morgan Chase Bank, N.A. LOC), 3.140%, 2/2/2006	2,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$1,760,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 3.150%, 2/2/2006	$1,760,000
20,000,000		Illinois Development Finance Authority, PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 3.100%, 2/1/2006	20,000,000
7,000,000		Illinois Development Finance Authority, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	7,000,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.050%, 2/1/2006	1,000,000
2,400,000		Illinois Finance Authority, (Series 2004), Weekly VRDNs (Illinois Institute of Technology)/(Harris, N.A. LOC), 3.050%, 2/1/2006	2,400,000
111,890,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank of America, N.A., J.P. Morgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.050%, 2/1/2006	111,890,000
40,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America, N.A. LOC), 3.030%, 2/1/2006	40,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/1/2006	4,500,000
9,995,000	[3]	Illinois State Toll Highway Authority, PUTTERs (Series 999), Weekly VRDNs (FSA INS)/(Dresdner Bank AG, Frankfurt LIQ), 3.060%, 2/2/2006	9,995,000
5,855,000	[3]	Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	5,855,000
11,915,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 3.050%, 2/2/2006	11,915,000
8,245,000	[3]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	8,245,000
2,660,000	[3]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	2,660,000
4,910,000	[3]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	4,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$11,725,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	$11,725,000
8,840,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	8,840,000
10,780,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	10,780,000
9,910,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.060%, 2/1/2006	9,910,000
3,760,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	3,760,000
9,835,000	[3]	University of Illinois, (PT-2739), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	9,835,000
6,250,000	[3]	University of Illinois, MERLOTS (Series 2001-A88), 3.35% TOBs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	6,250,000
		TOTAL	1,127,190,000
		Indiana--4.3%
18,615,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/ (Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.060%, 2/2/2006	18,615,000
4,150,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/ (National City Bank, Ohio LOC), 3.170%, 2/2/2006	4,150,000
8,465,000	[3]	Brownsburg, IN, School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	8,465,000
10,000,000		Frankfort, IN, EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/ (Key Bank, N.A. LOC), 3.070%, 2/2/2006	10,000,000
7,665,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.100%, 2/2/2006	7,665,000
12,105,000	[3]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 3.35% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	12,105,000
17,000,000		Indiana Development Finance Authority, (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	17,000,000
8,650,000		Indiana Development Finance Authority, (Series 2003), Weekly VRDNs (Heritage Christian Schools, Inc.)/(Key Bank, N.A. LOC), 3.040%, 2/1/2006	8,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$26,000,000		Indiana Development Finance Authority, (Series 2004), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	$26,000,000
350,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A), Weekly VRDNs (Parkview Health System Obligated Group)/(AMBAC INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/1/2006	350,000
9,295,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A), Weekly VRDNs (Porter Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 3.020%, 2/3/2006	9,295,000
66,650,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B), Weekly VRDNs (Parkview Health System Obligated Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/1/2006	66,650,000
615,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.140%, 2/2/2006	615,000
2,415,000		Indiana Health Facility Financing Authority, (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC), 3.050%, 2/2/2006	2,415,000
7,815,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 3.100%, 2/2/2006	7,815,000
13,370,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/2/2006	13,370,000
4,900,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank, Indiana LOC), 3.040%, 2/2/2006	4,900,000
5,245,000	[3]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	5,245,000
45,000,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2005G-1), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	45,000,000
50,000,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	50,000,000
36,470,000	[3]	Indianapolis, IN, Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/ (Bear Stearns Cos., Inc. LIQ), 3.020%, 2/1/2006	36,470,000
7,220,000		Indianapolis, IN, (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 3.120%, 2/2/2006	7,220,000
2,415,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC), 3.100%, 2/2/2006	2,415,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$8,000,000		Lawrence, IN, EDR Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.070%, 2/2/2006	$8,000,000
1,770,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 3.200%, 2/2/2006	1,770,000
4,600,000		Richmond, IN, Hospital Authority, (Series 2005A), Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/1/2006	4,600,000
1,895,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 3.100%, 2/1/2006	1,895,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 3.100%, 2/2/2006	4,000,000
6,580,000	[3]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	6,580,000
6,105,000		Winona Lake, IN, (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank, N.A. LOC), 3.120%, 2/2/2006	6,105,000
		TOTAL	397,360,000
		Kansas--0.1%
9,160,000		Lenexa, KS, Health Care Facilities, (Series 1997A), Weekly VRDNs (Lakeview Village)/(LaSalle Bank, N.A. LOC), 3.040%, 25/2/2006	9,160,000
		Kentucky--0.5%
10,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.020%, 2/3/2006	10,000,000
8,200,000		Jefferson County, KY, MFH, (Series 2002: Camden Meadows Apartments), Weekly VRDNs (Camden Operating, LP)/(FNMA LOC), 3.060%, 2/2/2006	8,200,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC), 3.030%, 2/2/2006	7,500,000
20,290,000		Kentucky EDFA, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	20,290,000
4,100,000		Kentucky EDFA, (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(National City Bank, Ohio LIQ), 3.080%, 2/1/2006	4,100,000
		TOTAL	50,090,000
		Louisiana--0.9%
12,490,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	12,490,000
22,000,000	[3]	Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.080%, 2/2/2006	22,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 3.080%, 2/1/2006	$8,000,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC), 3.100%, 2/2/2006	4,000,000
18,770,000		Louisiana State Offshore Terminal Authority, (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	18,770,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC), 3.030%, 2/1/2006	8,000,000
6,275,000	[3]	Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.060%, 2/2/2006	6,275,000
		TOTAL	79,535,000
		Maine--0.1%
10,265,000		Maine Health & Higher Educational Facilities Authority, (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.020%, 2/1/2006	10,265,000
		Maryland--2.0%
19,400,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), Weekly VRDNs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	19,400,000
6,300,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/3/2006	6,300,000
3,090,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/3/2006	3,090,000
5,940,000		Calvert County, MD, EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006	5,940,000
8,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./ Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.050%, 2/2/2006	8,290,000
9,000,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.110%, 2/7/2006	9,000,000
4,765,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.120%, 2/7/2006	4,765,000
1,975,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.120%, 2/3/2006	1,975,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$17,215,000		Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(LaSalle Bank, N.A. LOC), 3.030%, 2/2/2006	$17,215,000
3,000,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 3.020%, 2/1/2006	3,000,000
3,720,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.040%, 2/7/2006	3,720,000
5,600,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.050%, 2/2/2006	5,600,000
5,400,000		Maryland State Economic Development Corp., (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	5,400,000
5,325,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/ (Bank of America, N.A. LOC), 3.020%, 2/2/2006	5,325,000
1,710,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/7/2006	1,710,000
2,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/1/2006	2,675,000
8,150,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/1/2006	8,150,000
1,520,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/7/2006	1,520,000
5,420,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/3/2006	5,420,000
9,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 3.020%, 2/1/2006	9,800,000
5,765,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC), 3.030%, 2/2/2006	5,765,000
11,515,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/3/2006	11,515,000
6,815,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.040%, 2/2/2006	6,815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$8,180,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.060%, 2/1/2006	$8,180,000
1,700,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.050%, 2/2/2006	1,700,000
7,875,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.060%, 2/3/2006	7,875,000
12,380,000		Montgomery County, MD, EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	12,380,000
914,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.110%, 2/7/2006	914,000
2,235,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.160%, 2/7/2006	2,235,000
1,765,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/3/2006	1,765,000
		TOTAL	187,439,000
		Massachusetts--3.1%
10,000,000		Auburn, MA, 3.75% BANs, 6/16/2006	10,039,610
10,161,000		Chelmsford, MA, 3.75% BANs, 6/23/2006	10,201,392
4,767,223	[3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.100%, 2/2/2006	4,767,223
10,866,000	[3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 2.90% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/2/2006	10,866,000
765,000		Commonwealth of Massachusetts, (2005 Series A), Weekly VRDNs (Citibank, N.A., New York LIQ), 3.050%, 2/1/2006	765,000
11,000,000		Dedham, MA, 4.00% BANs, 6/1/2006	11,040,432
8,435,000		Haverhill, MA, 3.75% BANs (Commonwealth of Massachusetts GTD), 3/30/2006	8,449,146
1,935,307		Hudson, MA, 4.00% BANs, 5/12/2006	1,940,975
8,000,000		Malden, MA, 4.00% BANs, 5/11/2006	8,023,717
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$8,299,962		Marlborough, MA, 3.75% BANs, 6/15/2006	$8,332,595
15,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America, N.A. LOC), 3.050%, 2/1/2006	15,170,000
7,340,000		Massachusetts HEFA, (Series Q-1), Weekly VRDNs (Boston University)/ (XL Capital Assurance Inc. INS)/(Bank of America, N.A. LIQ), 3.050%, 2/2/2006	7,340,000
2,450,000	[3]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	2,450,000
19,500,000	[3]	Massachusetts School Building Authority, PUTTERs (Series 1008), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/2/2006	19,500,000
9,925,000		Massachusetts State Development Finance Agency, Weekly VRDNs (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC), 3.020%, 2/1/2006	9,925,000
19,355,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC), 3.050%, 2/2/2006	19,355,000
8,110,000		Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.020%, 2/1/2006	8,110,000
1,627,500	[3]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	1,627,500
23,250,000	[3]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.020%, 2/1/2006	23,250,000
12,753,000		New Bedford, MA, 3.25% BANs, 2/24/2006	12,756,152
4,439,086		North Middlesex, MA, Regional School District, 3.75% BANs, 6/30/2006	4,457,606
27,550,000		Route 3 North Transportation Improvements Association, MA, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.040%, 2/1/2006	27,550,000
12,021,695		Shirley, MA, 3.625% BANs, 2/8/2006	12,023,762
13,900,000		Spencer East Brookfield, MA, Regional School District, 4.00% BANs, 5/12/2006	13,940,707
17,574,000		Wareham, MA, 3.75% BANs, 6/15/2006	17,639,938
21,581,800		Whitman-Hanson, MA, Regional School District, 3.75% BANs, 7/5/2006	21,676,644
		TOTAL	291,198,399
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--6.0%
$14,119,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	$14,119,000
10,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 2005-2), Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	10,000,000
2,670,000	[3]	Allen Park, MI, Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	2,670,000
4,825,000	[3]	Detroit, MI, City School District, (PT-1844), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	4,825,000
14,380,000	[3]	Detroit, MI, City School District, MERLOTS (Series 2000 A8), 3.35% TOBs (FGIC INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	14,380,000
1,495,000	[3]	Detroit, MI, City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	1,495,000
3,620,000	[3]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America, N.A. LIQ), 3.100%, 2/2/2006	3,620,000
7,905,000	[3]	Detroit, MI, Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	7,905,000
14,125,000	[3]	Detroit, MI, Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	14,125,000
4,260,000	[3]	Detroit, MI, Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ), 3.100%, 2/2/2006	4,260,000
10,000,000	[3]	Detroit, MI, Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	10,000,000
3,580,000	[3]	Detroit, MI, Water Supply System, PUTTERs (Series 783), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	3,580,000
2,000,000		Farmington Hills, MI, Economic Development Corp., Weekly VRDNs (Echo Park Learning Center)/(LaSalle Bank Midwest, N.A. LOC), 3.100%, 2/1/2006	2,000,000
2,620,000	[3]	Forest Hills, MI, Public School, (PT-1762), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	2,620,000
8,360,000	[3]	Grand Rapids & Kent County, MI, Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.050%, 2/1/2006	8,360,000
5,000,000		Grand Rapids, MI, EDR, (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel Corp.)/(Fifth Third Bank, Michigan LOC), 3.020%, 2/2/2006	5,000,000
2,100,000		Grand Rapids, MI, EDR, (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC), 3.020%, 2/2/2006	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$1,885,000		Grand Rapids, MI, Economic Development Corp., (Series 1991-B), Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.020%, 2/1/2006	$1,885,000
10,245,000		Grand Rapids, MI, Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 3.030%, 2/2/2006	10,245,000
4,700,000		Grand Valley, MI, State University, (Series 2003), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 3.030%, 2/2/2006	4,700,000
7,420,000		Huron County, MI, Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 3.070%, 2/2/2006	7,420,000
9,815,000	[3]	Huron Valley, MI, School District, MERLOTS (Series 2001-A120), 3.35% TOBs (Michigan State GTD)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	9,815,000
11,300,000		Jackson County, MI, Hospital Finance Authority, (Series 2005A), Weekly VRDNs (W.A. Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC), 3.020%, 2/2/2006	11,300,000
8,995,000	[3]	Kent County, MI, (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	8,995,000
36,480,000		Kent Hospital Finance Authority, MI, (Series 2005A), Weekly VRDNs (Spectrum Health)/(FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/1/2006	36,480,000
9,900,000		Kentwood, MI, Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(LaSalle Bank, N.A. LOC), 3.030%, 2/2/2006	9,900,000
240,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC), 3.070%, 2/2/2006	240,000
13,000,000		Michigan Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 3.020%, 2/3/2006	13,000,000
104,000,000		Michigan State Building Authority, (Series IIA), Weekly VRDNs (DePfa Bank PLC LOC), 3.020%, 2/2/2006	104,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.030%, 2/2/2006	5,000,000
2,470,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(LaSalle Bank Midwest, N.A. LOC), 3.090%, 2/1/2006	2,470,000
37,545,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.040%, 2/2/2006	37,545,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$1,100,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 3.070%, 2/1/2006	$1,100,000
18,150,000	[3]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	18,150,000
9,975,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 3.030%, 2/2/2006	9,975,000
5,320,000		Michigan State Strategic Fund, (Series 1999), Weekly VRDNs (Pierce Foundation)/(LaSalle Bank Midwest, N.A. LOC), 3.020%, 2/2/2006	5,320,000
10,370,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 3.080%, 2/2/2006	10,370,000
40,000,000		Michigan State, (2006 Series A), 4.50% TRANs, 9/29/2006	40,317,325
4,385,000	[3]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	4,385,000
90,000,000	[3]	Michigan State, GO Notes (Series 2005 FR/RI-P5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.030%, 2/1/2006	90,000,000
2,915,000	[3]	Wyandotte, MI, City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	2,915,000
		TOTAL	556,586,325
		Minnesota--3.4%
13,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.030%, 2/2/2006	13,000,000
2,575,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 3.140%, 2/2/2006	2,575,000
52,935,000	[3]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.380%, 2/2/2006	52,935,000
30,000,000	[3]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.230%, 2/1/2006	30,000,000
6,000,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/ (Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	6,000,000
2,800,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/ (Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	2,800,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/ (LaSalle Bank, N.A. LOC), 3.030%, 2/2/2006	4,550,000
2,000,000		Hopkins, MN, ISD No. 270, 3.75% TRANs (Minnesota State GTD), 8/7/2006	2,005,610
20,000,000		Minneapolis Special School District No. 001, MN, 3.75% TANs (Minnesota State GTD), 8/10/2006	20,106,079
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$16,000,000		Minneapolis, MN, Health Care System, (Series 2005A), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	$16,000,000
1,000,000		Minneapolis, MN, Health Care System, (Series 2005B), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.030%, 2/1/2006	1,000,000
51,500,000		Minneapolis, MN, Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	51,500,000
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 3.070%, 2/3/2006	2,600,000
5,000,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.060%, 2/1/2006	5,000,000
3,975,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.070%, 2/2/2006	3,975,000
2,000,000	[3]	Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	2,000,000
7,195,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.030%, 2/1/2006	7,195,000
10,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.040%, 2/2/2006	10,000
3,250,000		Minnesota State Higher Education Facility Authority, (Series Five-V), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 3.100%, 2/1/2006	3,250,000
5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 3.100%, 2/1/2006	5,750,000
5,995,000	[3]	Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ), 3.040%, 2/2/2006	5,995,000
14,810,000	[3]	Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ), 3.040%, 2/2/2006	14,810,000
3,500,000	[3]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 3.050%, 2/2/2006	3,500,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 3.090%, 2/2/2006	2,655,000
6,780,000		Olmsted County, MN, (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/(LaSalle Bank, N.A. LOC), 3.030%, 2/2/2006	6,780,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$3,575,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/ (LaSalle Bank, N.A. LOC), 3.070%, 2/3/2006	$3,575,000
5,000,000	[3]	Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	5,000,000
1,000,000		Shakopee, MN, Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, Minnesota, N.A., LOC), 3.020%, 2/2/2006	1,000,000
12,900,000		Southern Minnesota Municipal Power Agency, 2.90% CP, Mandatory Tender 2/7/2006	12,900,000
10,500,000		Southern Minnesota Municipal Power Agency, 3.14% CP, Mandatory Tender 2/8/2006	10,500,000
5,105,000	[3]	Southern Minnesota Municipal Power Agency, PUTTERs (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.060%, 2/2/2006	5,105,000
4,265,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.040%, 2/2/2006	4,265,000
555,000		University of Minnesota, (Series 1999A), Weekly VRDNs, 3.080%, 2/1/2006	555,000
3,165,000	[3]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 3.050%, 2/2/2006	3,165,000
		TOTAL	312,056,689
		Mississippi--0.1%
4,200,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.080%, 2/2/2006	4,200,000
9,335,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.140%, 2/2/2006	9,335,000
		TOTAL	13,535,000
		Missouri--3.9%
4,390,000		Kansas City, MO, IDA, (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC), 3.050%, 2/2/2006	4,390,000
54,015,000		Kansas City, MO, IDA, (Series 2005A), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.050%, 2/1/2006	54,015,000
34,985,000		Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.050%, 2/1/2006	34,985,000
174,435,000		Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.050%, 2/1/2006	174,435,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$15,000,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Lutheran Senior Services)/(U.S. Bank, N.A. LOC), 3.040%, 2/1/2006	$15,000,000
14,925,000		Missouri State HEFA, (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.020%, 2/2/2006	14,925,000
17,755,000	[3]	St. Louis, MO, (PT-2993), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	17,755,000
44,805,000	[3]	St. Louis, MO, SPEARs (DB-161), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.060%, 2/2/2006	44,805,000
		TOTAL	360,310,000
		Multi State--1.7%
36,894,220	[3]	ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.300%, 2/1/2006	36,894,220
30,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 3.140%, 2/2/2006	30,000,000
15,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2005-26), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.140%, 2/2/2006	15,000,000
35,739,000	[3]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.140%, 2/2/2006	35,739,000
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	3,485,000
2,006,305	[3]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	2,006,305
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/(FSA INS)/(WestLB AG (GTD) LIQ), 3.040%, 2/1/2006	6,000,000
30,105,000	[3]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.060%, 2/2/2006	30,105,000
		TOTAL	159,229,525
		Nebraska--0.1%
12,000,000		Scotts Bluff County, NE, Hospital Authority No.1, (Series 2005), Weekly VRDNs (Regional West Medical Center)/(Radian Asset Assurance INS)/ (Key Bank, N.A. LIQ), 3.080%, 2/2/2006	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--0.6%
$7,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.060%, 2/2/2006	$7,500,000
38,600,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2005D-1), Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.050%, 2/1/2006	38,600,000
13,105,000	[3]	Clark County, NV, PUTTERs (Series 996), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dresdner Bank AG, Frankfurt LIQ), 3.060%, 2/2/2006	13,105,000
		TOTAL	59,205,000
		New Hampshire--0.4%
17,325,000		New Hampshire HEFA, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC), 3.020%, 2/2/2006	17,325,000
10,050,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Bank of America, N.A. LOC), 3.050%, 2/1/2006	10,050,000
9,950,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003), Weekly VRDNs (Dartmouth College, NH)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.020%, 2/1/2006	9,950,000
		TOTAL	37,325,000
		New Jersey--2.3%
5,000,000		Carlstadt, NJ, 3.375% BANs, 2/3/2006	5,000,268
5,260,750		Collingswood, NJ, 3.50% BANs, 3/10/2006	5,265,686
11,860,000	[3]	Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	11,860,000
6,500,000		East Brunswick Township, NJ, 3.75% BANs, 7/5/2006	6,528,028
23,288,233		Edison Township, NJ, 3.75% BANs, 6/21/2006	23,384,793
18,715,000		Englewood, NJ, 3.75% BANs, 7/7/2006	18,797,533
5,000,000		Haddon Township, NJ, 3.70% BANs, 4/21/2006	5,009,469
5,654,395		Hightstown Borough, NJ, 3.375% BANs, 2/10/2006	5,655,722
3,200,000		Mahwah Township, NJ, 3.75% BANs, 6/16/2006	3,212,086
6,000,000		Montclair Township, NJ, 3.25% BANs, 2/17/2006	6,002,059
6,619,500		Montclair Township, NJ, 3.75% BANs, 6/23/2006	6,645,819
6,856,100		Montclair Township, NJ, 3.75% BANs, 6/23/2006	6,883,360
4,000,000		Morristown, NJ, 3.75% TANs, 2/13/2006	4,001,175
5,295,000	[3]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.040%, 2/2/2006	5,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$24,515,000	[3]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 2002-775D), Weekly VRDNs (AMBAC, FSA INS and Morgan Stanley LIQs), 3.040%, 2/2/2006	$24,515,000
21,525,000	[3]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.060%, 2/2/2006	21,525,000
27,765,000	[3]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 823), Weekly VRDNs (United States Treasury COL)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	27,765,000
21,230,000		Passaic County, NJ, 3.75% BANs, 7/14/2006	21,324,049
		TOTAL	208,670,047
		New York--6.0%
4,420,000		Albany, NY, IDA, (Series 2001A: Empire Commons East), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/ (Key Bank, N.A. LIQ), 3.010%, 2/2/2006	4,420,000
3,000,000		Commack, NY, Union Free School District, 3.75% TANs, 6/30/2006	3,012,762
6,000,000		Commack, NY, Union Free School District, 4.00% TANs, 6/30/2006	6,031,484
9,000,000		East Islip, NY, Union Free School District, 3.75% TANs, 6/30/2006	9,035,021
9,000,000		Metropolitan Transportation Authority, NY, (Series 2004 A-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 2.970%, 2/2/2006	9,000,000
71,400,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/2/2006	71,400,000
8,615,000	[3]	Metropolitan Transportation Authority, NY, Floater Certificates (Series 2004-1153), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.040%, 2/2/2006	8,615,000
21,100,000	[3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.050%, 2/1/2006	21,100,000
8,700,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005E-1), Weekly VRDNs (Fortis Bank SA/NV LOC), 2.990%, 2/2/2006	8,700,000
10,000,000		Mineola, NY, Union Free School District, 4.00% TANs, 6/30/2006	10,051,662
23,270,000		New York City Trust For Cultural Resources, (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank, N.A. LIQ), 3.020%, 2/2/2006	23,270,000
10,000,000		New York City, NY, Housing Development Corp., (Series 2004A), Weekly VRDNs (B.C.R.E.-90 West Street LLC)/(HSBC Bank USA LOC), 3.030%, 2/1/2006	10,000,000
10,000,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America, N.A. and Citibank, N.A., New York LOCs), 3.070%, 2/1/2006	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$17,000,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004), Weekly VRDNs (FC Hanson Office Associates LLC)/(Lloyds TSB Bank PLC, London LOC), 3.000%, 2/2/2006	$17,000,000
48,500,000		New York City, NY, Municipal Water Finance Authority, (Fiscal 2006 Series AA-1), Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 3.070%, 2/1/2006	48,500,000
3,100,000		New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ), 3.070%, 2/1/2006	3,100,000
5,400,000		New York City, NY, Transitional Finance Authority, (1999 Subseries A-1), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.000%, 2/1/2006	5,400,000
49,000,000	[3]	New York City, NY, Transitional Finance Authority, (Series 2002 FR/RI-L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	49,000,000
16,780,000	[3]	New York City, NY, Transitional Finance Authority, MERLOTS (Series 2002-A40), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.050%, 2/1/2006	16,780,000
4,805,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-D), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.000%, 2/1/2006	4,805,000
8,225,000		New York City, NY, (1995 Series F-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/1/2006	8,225,000
5,950,000		New York City, NY, (2004 Series H-6), Weekly VRDNs (Bank of America, N.A. LOC), 3.000%, 2/1/2006	5,950,000
30,000,000	[3]	New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.090%, 2/2/2006	30,000,000
20,310,000	[3]	New York City, NY, Floater Certificates (Series 2004-1065), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.040%, 2/2/2006	20,310,000
14,075,000	[3]	New York State Dormitory Authority, (Series 2002 FR/RI-L25J), Weekly VRDNs (State University of New York)/(CDC IXIS Financial Guaranty, N.A. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	14,075,000
6,250,000		New York State Dormitory Authority, (Series 2005), Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.010%, 2/2/2006	6,250,000
6,950,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2002-A56), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.050%, 2/1/2006	6,950,000
3,670,000	[3]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ), 3.040%, 2/2/2006	3,670,000
5,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series B), Weekly VRDNs (BNP Paribas SA LOC), 2.980%, 2/1/2006	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$10,200,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 2.990%, 2/1/2006	$10,200,000
37,745,999		Niagara Wheatfield, NY, Central School District, 4.50% BANs, 2/15/2007	38,178,191
7,250,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligations (Series 5), Daily VRDNs, 3.070%, 2/1/2006	7,250,000
6,500,000		Port Washington, NY, Union Free School District, 4.00% TANs, 6/22/2006	6,531,784
27,265,000	[3]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.060%, 2/2/2006	27,265,000
22,585,000		Ulster County, NY, 4.00% BANs, 6/9/2006	22,685,191
		TOTAL	551,761,095
		North Carolina--0.0%
3,870,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.050%, 2/2/2006	3,870,000
		Ohio--5.1%
6,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	6,500,000
1,400,000		Akron, Bath & Copley, OH, Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC), 3.100%, 2/2/2006	1,400,000
7,135,000		Akron, Bath & Copley, OH, Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006	7,135,000
7,925,000		Akron, Bath & Copley, OH, Joint Township, (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.060%, 2/2/2006	7,925,000
15,880,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/ (FirstMerit Bank, N.A. LOC), 3.070%, 2/2/2006	15,880,000
5,115,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.040%, 2/2/2006	5,115,000
5,060,000		Butler County, OH, (Series A), 3.25% BANs, 3/9/2006	5,063,648
3,500,000		Butler County, OH, (Series C), 4.00% BANs, 9/21/2006	3,523,334
4,070,000	[3]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	4,070,000
9,715,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ), 3.050%, 2/2/2006	9,715,000
8,870,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/2/2006	8,870,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$4,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/2/2006	$4,165,000
4,015,000	[3]	Cleveland, OH, Waterworks, MERLOTS (Series 2001-A24), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,015,000
6,000,000		Cleveland-Cuyahoga County, OH, Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.030%, 2/2/2006	6,000,000
20,195,000		Cuyahoga County, OH, Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	20,195,000
4,005,000		Cuyahoga County, OH, Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.100%, 2/2/2006	4,005,000
4,320,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC), 3.060%, 2/2/2006	4,320,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	5,000,000
4,000,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	4,000,000
4,775,000		Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ), 3.050%, 2/2/2006	4,775,000
11,000,000		Dublin, OH, City School District, 3.39% BANs, 11/16/2006	11,020,136
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	1,250,000
3,000,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 3.040%, 2/2/2006	3,000,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	7,250,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006	14,705,000
21,500,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 3.040%, 2/2/2006	21,500,000
6,670,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC), 3.050%, 2/2/2006	6,670,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$4,500,000		Franklin County, OH, IDA, Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/2/2006	$4,500,000
10,025,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group), 3.030%, 2/2/2006	10,025,000
5,950,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006	5,950,000
1,015,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 3.170%, 2/2/2006	1,015,000
7,295,000		Greene County, OH, Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	7,295,000
2,770,000		Greene County, OH, (Series 2005A), 3.00% BANs, 2/23/2006	2,770,978
6,750,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1997A), Weekly VRDNs (Children's Hospital Medical Center)/(PNC Bank, N.A. LOC), 3.020%, 2/2/2006	6,750,000
3,580,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.030%, 2/2/2006	3,580,000
10,510,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2002-I), Weekly VRDNs (Children's Hospital Medical Center)/(U.S. Bank, N.A. LOC), 3.020%, 2/2/2006	10,510,000
3,393,000		Hamilton County, OH, Hospital Facilities Authority, (Series B), Revenue Bonds, Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.000%, 2/1/2006	3,393,000
4,620,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(LaSalle Bank, N.A. LOC), 3.050%, 2/1/2006	4,620,000
30,800,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.070%, 2/2/2006	30,800,000
5,250,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.070%, 2/2/2006	5,250,000
4,750,000		Hamilton County, OH, (Series 2005A), Weekly VRDNs (Episcopal Retirement Homes, Inc.)/(Key Bank, N.A. LOC), 3.020%, 2/2/2006	4,750,000
6,350,000		Hamilton, OH, 4.00% BANs, 5/4/2006	6,367,895
8,745,000		Huber Heights, OH, 3.25% BANs, 3/16/2006	8,752,026
12,500,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Bank of America, N.A. LIQ), 3.100%, 2/1/2006	12,500,000
4,450,000		Lima, OH, 4.00% BANs, 5/4/2006	4,461,214
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$6,860,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC), 3.280%, 2/2/2006	$6,860,000
4,710,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.260%, 2/2/2006	4,710,000
5,130,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.260%, 2/2/2006	5,130,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.120%, 2/2/2006	7,400,000
11,980,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.020%, 2/2/2006	11,980,000
30,000		Lucas County, OH, Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC), 3.200%, 2/2/2006	30,000
9,000,000		Mahoning County, OH, Hospital Facilities, (Series B), Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/2/2006	9,000,000
3,283,000		Maple Heights, OH, City School District, 3.85% BANs, 4/28/2006	3,290,519
1,180,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.220%, 2/2/2006	1,180,000
4,550,000		Mason, OH, 4.25% BANs, 5/25/2006	4,568,476
2,450,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.090%, 2/1/2006	2,450,000
5,925,000		North Ridgeville, OH, (Series C), 4.00% BANs, 5/3/2006	5,940,064
4,625,000	[3]	Ohio State Building Authority, (Series 2002) FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	4,625,000
225,000		Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC), 3.200%, 2/2/2006	225,000
3,620,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	3,620,000
5,695,000	[3]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	5,695,000
3,375,000		Ohio State University, (Series 1999 B2), Weekly VRDNs, 3.020%, 2/1/2006	3,375,000
6,000,000		Ohio State, (Series 2001B), Weekly VRDNs, 3.020%, 2/1/2006	6,000,000
2,500,000		Painesville, OH, Local School District, 2.71% BANs, 2/16/2006	2,500,310
7,750,000		Painesville, OH, Local School District, 3.50% BANs, 2/16/2006	7,752,172
8,750,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 3.040%, 2/2/2006	8,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$5,000,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A., LaSalle Bank, N.A. and U.S. Bank, N.A. LOCs), 3.050%, 2/1/2006	$5,000,000
4,755,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 3.200%, 2/2/2006	4,755,000
7,585,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.080%, 2/2/2006	7,585,000
2,140,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 3.280%, 2/2/2006	2,140,000
5,400,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	5,400,000
3,770,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/ (Fifth Third Bank, Cincinnati LOC), 3.040%, 2/2/2006	3,770,000
9,075,000		Warrensville Heights, OH, 4.00% BANs, 6/1/2006	9,103,960
950,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/2/2006	950,000
		TOTAL	474,142,732
		Oklahoma--0.3%
3,090,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	3,090,000
7,400,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	7,400,000
7,885,000		Payne County, OK, EDA, (Series 2005), Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.050%, 2/2/2006	7,885,000
5,005,000		Tulsa County, OK, Industrial Authority, (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC), 3.080%, 2/1/2006	5,005,000
3,000,000	[3]	Tulsa, OK, International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.170%, 2/2/2006	3,000,000
		TOTAL	26,380,000
		Oregon--0.2%
5,500,000		Portland, OR, EDR Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.050%, 2/2/2006	5,500,000
12,345,000	[3]	Portland, OR, Sewer System, (PT-2687), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	12,345,000
		TOTAL	17,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--5.7%
$6,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	$6,000,000
16,665,000		Adams County, PA, IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ), 3.050%, 2/2/2006	16,665,000
5,130,000		Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/2/2006	5,130,000
8,000,000		Allegheny County, PA, HDA, (Series 2005A), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.050%, 2/2/2006	8,000,000
10,005,000		Allegheny County, PA, HDA, (Series 2005B), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.050%, 2/2/2006	10,005,000
6,055,000		Allegheny County, PA, HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/2/2006	6,055,000
2,810,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC), 3.050%, 2/2/2006	2,810,000
2,850,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 3.090%, 2/2/2006	2,850,000
3,000,000		Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.050%, 2/2/2006	3,000,000
585,000		Allegheny County, PA, IDA, (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC), 3.100%, 2/2/2006	585,000
6,900,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 3.050%, 2/2/2006	6,900,000
5,000,000		Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.050%, 2/2/2006	5,000,000
4,000,000		Bermudian Springs, PA, School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.020%, 2/2/2006	4,000,000
11,305,000		Butler County, PA, IDA, (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America, N.A. LIQ), 3.060%, 2/2/2006	11,305,000
11,760,000		Butler County, PA, IDA, (Series A of 2004), Weekly VRDNs (Concordia Lutheran Ministries)/(Bank of America, N.A. LOC), 3.050%, 2/2/2006	11,760,000
4,440,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(LaSalle Bank, N.A. LOC), 3.050%, 2/2/2006	4,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$3,600,000		Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 3.070%, 2/1/2006	$3,600,000
8,400,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 3.050%, 2/2/2006	8,400,000
5,000,000	[3]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.050%, 2/1/2006	5,000,000
4,548,500	[3]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	4,548,500
6,000,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006	6,000,000
3,200,000		Cumberland County, PA, (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.070%, 2/2/2006	3,200,000
1,000,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.070%, 2/2/2006	1,000,000
5,200,000		Dauphin County, PA, General Authority, Education and Health Loan Program, (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.070%, 2/2/2006	5,200,000
9,800,000		Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/ (Citizens Bank of Pennsylvania LOC), 3.050%, 2/3/2006	9,800,000
4,300,000		Delaware County, PA, Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 3.110%, 2/1/2006	4,300,000
4,555,000	[3]	Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America, N.A. LIQ), 3.080%, 2/2/2006	4,555,000
10,735,000		Derry Township, PA, Industrial and Commercial Development Authority, Arena Project (Series 200A), Weekly VRDNs (PNC Bank, N.A. LOC), 3.050%, 2/2/2006	10,735,000
18,500,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.140%, 2/2/2006	18,500,000
1,900,000		East Hempfield Township, PA, IDA, (Series of 1997), Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.130%, 2/1/2006	1,900,000
12,450,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.150%, 2/2/2006	12,450,000
4,200,000		Erie County, PA, Hospital Authority, (Series A of 2001), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC), 3.100%, 2/2/2006	4,200,000
4,550,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.070%, 2/2/2006	4,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$10,840,000		Huntington County, PA, General Authority, (Series A), Weekly VRDNs (Juniata College)/(PNC Bank, N.A. LOC), 3.050%, 2/2/2006	$10,840,000
2,889,000		Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	2,889,000
5,685,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.030%, 2/2/2006	5,685,000
6,605,000		Lehigh County, PA, General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.100%, 2/2/2006	6,605,000
5,500,000		Luzerne County, PA, (Series 2004), Weekly VRDNs (PNC Bank, N.A. LOC), 3.050%, 2/2/2006	5,500,000
8,200,000		Mercersburg Borough, PA, General Purpose Authority, (Series A of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 3.030%, 2/1/2006	8,200,000
3,200,000		Mercersburg Borough, PA, General Purpose Authority, (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 3.030%, 2/1/2006	3,200,000
17,430,000		Montgomery County, PA, IDA, (Series 2005), Weekly VRDNs (Meadowood Corp.)/(Citizens Bank of Pennsylvania LOC), 3.040%, 2/2/2006	17,430,000
10,150,000		Montgomery County, PA, IDA, PCR (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank, N.A. LOC), 3.050%, 2/1/2006	10,150,000
3,780,000		Moon, PA IDA, (Series 2005), Weekly VRDNs (YMCA of Greater Pittsburgh)/(PNC Bank, N.A. LOC), 3.050%, 2/2/2006	3,780,000
2,500,000		Pennsylvania EDFA, (Series 1995 B), Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 3.080%, 2/1/2006	2,500,000
900,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/ (PNC Bank, N.A. LOC), 3.050%, 2/2/2006	900,000
8,100,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 3.050%, 2/2/2006	8,100,000
7,400,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	7,400,000
2,100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC), 3.050%, 2/2/2006	2,100,000
7,685,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	7,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$6,965,000	[3]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	$6,965,000
6,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly VRDNs (Washington & Jefferson College)/(National City Bank, Pennsylvania LOC), 3.060%, 2/2/2006	6,150,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 3.020%, 2/2/2006	1,000,000
3,700,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank, N.A. LOC), 3.050%, 2/2/2006	3,700,000
25,000,000		Philadelphia, PA, Gas Works, (Series C), 3.08% CP (J.P. Morgan Chase Bank, N.A. LOC), Mandatory Tender 2/3/2006	25,000,000
3,755,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	3,755,000
138,600,000		Philadelphia, PA, (Series A of 2005-2006), 4.00% TRANs, 6/30/2006	139,277,624
9,000,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.060%, 2/3/2006	9,000,000
1,055,000		Southcentral PA, General Authority, (Series 2005A), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	1,055,000
3,050,000		University of Pittsburgh, (Series 2000A), Weekly VRDNs, 3.030%, 2/1/2006	3,050,000
13,295,000		Westmoreland County, PA, IDA, (Series 2005C), Weekly VRDNs (Excela Health)/(Wachovia Bank, N.A. LOC), 3.020%, 2/2/2006	13,295,000
		TOTAL	527,655,124
		Puerto Rico--0.7%
19,100,000	[3]	Puerto Rico Electric Power Authority, Floater Certificates (Series 2004-1228), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.030%, 2/2/2006	19,100,000
34,980,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty, N.A. INS and Dexia Credit Local LIQs), Optional Tender 10/12/2006	34,980,000
14,200,000	[3]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.030%, 2/2/2006	14,200,000
		TOTAL	68,280,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--0.5%
$5,909,000	[3]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	$5,909,000
4,905,000	[3]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 20011-A118), 3.35% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,905,000
9,847,500	[3]	South Carolina State Public Service Authority (Santee Cooper), MERLOTS (Series 2004-B6), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	9,847,500
6,640,000	[3]	South Carolina Transportation Infrastructure Bank, (Series IXIS 2005-20), Weekly VRDNs (AMBAC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ), 3.060%, 2/2/2006	6,640,000
10,590,000		South Carolina, EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank, N.A. LOC), 3.030%, 2/2/2006	10,590,000
5,000,000		South Carolina, EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	5,000,000
2,420,000		University of South Carolina Athletic Facilities, (Series 2005A), 3.50% BANs, 3/16/2006	2,422,779
		TOTAL	45,314,279
		Tennessee--2.6%
13,071,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006	13,071,000
15,725,000		Chattanooga, TN, HEFA, Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC), 3.030%, 2/2/2006	15,725,000
6,800,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America, N.A. LOC), 3.150%, 2/2/2006	6,800,000
8,505,000		Chattanooga, TN, HEFA, (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	8,505,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.030%, 2/1/2006	4,100,000
17,395,000	[3]	Elizabethton, TN, Health & Educational Facilities Board, MERLOTS (Series 2000 GG), 3.35% TOBs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	17,395,000
6,300,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC), 3.030%, 2/1/2006	6,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$10,700,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.140%, 2/2/2006	$10,700,000
6,190,000	[3]	Knoxville, TN, Wastewater System, (PT-3296), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	6,190,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC), 3.120%, 2/2/2006	8,450,000
520,000		Memphis, TN, (Series 1995A), Weekly VRDNs (WestLB AG (GTD) LIQ), 3.090%, 2/1/2006	520,000
24,600,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 3.020%, 2/1/2006	24,600,000
600,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC), 3.030%, 2/1/2006	600,000
6,300,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 3.030%, 2/1/2006	6,300,000
7,775,000		Metropolitan Government Nashville & Davidson County, TN, IDB, (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC), 3.030%, 2/1/2006	7,775,000
295,000		Montgomery County, TN, Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	295,000
40,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.030%, 2/1/2006	40,000,000
4,200,000		Sevier County, TN, Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.040%, 2/2/2006	4,200,000
2,685,000		Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.040%, 2/2/2006	2,685,000
7,860,000		Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.040%, 2/2/2006	7,860,000
20,900,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.040%, 2/2/2006	20,900,000
710,000		Washington County, TN, IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC), 3.030%, 2/1/2006	710,000
24,000,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.050%, 2/2/2006	24,000,000
		TOTAL	237,681,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--9.7%
$20,996,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	$20,996,000
5,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	5,500,000
16,745,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	16,745,000
24,470,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8), Weekly VRDNs (North Texas Tollway Authority)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	24,470,000
10,890,000	[3]	Aldine, TX, ISD, (Series 1997), SGB-30, Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ), 3.060%, 2/2/2006	10,890,000
5,935,000	[3]	Arlington, TX, PUTTERs (Series 760), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	5,935,000
13,755,000	[3]	Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	13,755,000
6,415,000	[3]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	6,415,000
10,000,000	[3]	Austin, TX, MERLOTS (Series 2000-A26), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	10,000,000
14,265,000	[3]	Bastrop, TX, ISD, (PT-2775), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	14,265,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 3.070%, 2/2/2006	3,500,000
13,815,000	[3]	Bexar County, TX, Clippers (Series 2001-3), 2.82% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/9/2006	13,815,000
10,000,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 3.110%, 2/2/2006	10,000,000
11,875,000	[3]	Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	11,875,000
10,700,000	[3]	Fort Worth, TX, Water & Sewer, (PT-2692), Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	10,700,000
12,225,000	[3]	Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	12,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$8,605,000	[3]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	$8,605,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC), 3.090%, 2/2/2006	400,000
13,445,000	[3]	Grapevine-Colleyville, TX, ISD, (PT-2766), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	13,445,000
4,900,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/2/2006	4,900,000
1,400,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank, N.A. LOC), 3.070%, 2/1/2006	1,400,000
82,000,000		Harris County, TX, HFDC, (Series 2005A), Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank, N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.050%, 2/2/2006	82,000,000
28,270,000	[3]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	28,270,000
12,000,000	[3]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	12,000,000
10,555,000	[3]	Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	10,555,000
3,230,000	[3]	Houston, TX, Combined Utility System, MERLOTS (Series 2004 C-17), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	3,230,000
10,220,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	10,220,000
19,435,000	[3]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	19,435,000
15,280,000	[3]	Houston, TX, Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	15,280,000
4,155,000	[3]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	4,155,000
11,080,000		Kendall County, TX, HFDC, (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.040%, 2/2/2006	11,080,000
2,825,000		Kendall County, TX, HFDC, (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.040%, 2/2/2006	2,825,000
9,135,000	[3]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	9,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$11,855,000	[3]	McAllen, TX, ISD, (PT-3082), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	$11,855,000
8,560,000	[3]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	8,560,000
5,130,000	[3]	North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	5,130,000
870,000		North Richland Hills, TX, IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC), 3.040%, 2/2/2006	870,000
7,290,000		Richmond, TX, Higher Education Finance Corp., (Series 2003-A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/2/2006	7,290,000
5,400,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	5,400,000
13,155,000	[3]	San Antonio, TX, Electric & Gas System, PUTTERs (Series 768), Weekly VRDNs (FSA INS)/(Dresdner Bank AG, Frankfurt LIQ), 3.060%, 2/2/2006	13,155,000
5,375,000	[3]	San Antonio, TX, Electric & Gas System, PUTTERs (Series 769), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	5,375,000
5,850,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	5,850,000
81,710,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 1/24/2007	81,710,000
11,100,000	[3]	San Antonio, TX, Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ), 3.060%, 2/2/2006	11,100,000
8,135,000	[3]	San Antonio, TX, Electric & Gas System, PUTTERs (Series 771), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.060%, 2/2/2006	8,135,000
7,935,000	[3]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	7,935,000
13,965,000	[3]	San Antonio, TX, Water System, ROCs (Series 487), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.060%, 2/2/2006	13,965,000
7,860,000		Tarrant County, TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC), 3.030%, 2/2/2006	7,860,000
11,510,000	[3]	Tarrant County, TX, Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.070%, 2/2/2006	11,510,000
230,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	231,991,631
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,000,000	[3]	Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank, N.A., New York LIQ), 3.060%, 2/2/2006	$6,000,000
30,005,000		Texas Water Development Board, (Series 2005), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/1/2006	30,005,000
20,000		Waco, TX, Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.020%, 2/1/2006	20,000
		TOTAL	901,737,631
		Utah--2.0%
3,700,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.070%, 2/1/2006	3,700,000
10,000,000		Murray City, UT, (Series 2003A), Weekly VRDNs (IHC Health Services, Inc.), 3.020%, 2/2/2006	10,000,000
64,825,000		Murray City, Utah Hospital Revenue, (Series 2005 D), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank, N.A., New York LIQ), 3.050%, 2/2/2006	64,825,000
6,350,000		Murray City, Utah Hospital Revenue, (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.070%, 2/1/2006	6,350,000
27,000,000		Murray City, Utah Hospital Revenue, (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank, N.A., New York LIQ), 3.020%, 2/2/2006	27,000,000
22,700,000		Salt Lake County, UT, PCR Bonds, (Series 1994B), Daily VRDNs (BP Amoco Corp.), 3.050%, 2/1/2006	22,700,000
43,000,000		Utah County, UT, (Series 2002B), Weekly VRDNs (IHC Health Services, Inc.)/(WestLB AG (GTD) LIQ), 3.050%, 2/2/2006	43,000,000
2,490,000	[3]	Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.070%, 2/2/2006	2,490,000
8,000,000		Weber County, UT, (Series 2000C), Daily VRDNs (IHC Health Services, Inc.), 3.070%, 2/1/2006	8,000,000
		TOTAL	188,065,000
		Virginia--1.5%
10,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.040%, 2/2/2006	10,500,000
4,010,000		Albemarle County, VA, IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank, N.A. LOC), 3.030%, 2/2/2006	4,010,000
4,280,000		Alexandria, VA, IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 3.030%, 2/1/2006	4,280,000
7,000,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.070%, 2/2/2006	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,010,000		Fairfax County, VA, EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 3.030%, 2/2/2006	$3,010,000
1,290,000		Fairfax County, VA, EDA, (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	1,290,000
7,000,000		Fairfax County, VA, IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System), 3.020%, 2/1/2006	7,000,000
780,000		Fauquier County, VA, IDA, Weekly VRDNs (Warrenton Development Co.)/ (Bank of America, N.A. LOC), 3.070%, 2/2/2006	780,000
3,245,000		Henrico County, VA, EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 3.030%, 2/1/2006	3,245,000
3,530,000		Henrico County, VA, EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 3.030%, 2/1/2006	3,530,000
13,000,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.030%, 2/2/2006	13,000,000
16,800,000	[3]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	16,800,000
2,000,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 3.090%, 2/1/2006	2,000,000
20,530,000		Montgomery County, VA, IDA, (Series 2005), Daily VRDNs (Virginia Tech Foundation)/(Bank of America, N.A. LOC), 3.050%, 2/1/2006	20,530,000
7,745,000		Roanoke, VA, IDA, (Series 2002B), Daily VRDNs (Carilion Health System Obligated Group), 3.070%, 2/1/2006	7,745,000
6,500,000		Spotsylvania County, VA, IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC), 3.030%, 2/1/2006	6,500,000
14,000,000		Virginia College Building Authority, (Series 2002), Weekly VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC), 3.030%, 2/2/2006	14,000,000
15,655,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 3.030%, 2/2/2006	15,655,000
1,220,000	[3]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	1,220,000
		TOTAL	142,095,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--1.9%
$4,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	$4,000,000
11,957,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.040%, 2/2/2006	11,957,000
5,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	5,000,000
8,680,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	8,680,000
4,170,000	[3]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	4,170,000
8,100,000	[3]	Clark County, WA, School District No. 119 Battleground, (PT-2786), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	8,100,000
8,500,000	[3]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.060%, 2/2/2006	8,500,000
5,205,000	[3]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	5,205,000
10,830,000	[3]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	10,830,000
13,700,000	[3]	King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	13,700,000
20,825,000	[3]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	20,825,000
5,290,000	[3]	Seattle, WA, Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	5,290,000
7,440,000	[3]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.060%, 2/2/2006	7,440,000
3,460,000	[3]	Spokane, WA, School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006	3,460,000
7,845,000		Washington State EDFA, (Series 2005A), Weekly VRDNs (Northwest Center)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006	7,845,000
3,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.040%, 2/2/2006	3,380,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$34,860,000	[3]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.060%, 2/1/2006	$34,860,000
2,045,000	[3]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	2,045,000
3,590,000	[3]	Washington State, PUTTERs (Series 744), Weekly VRDNs (FSA INS)/ (Dresdner Bank AG, Frankfurt LIQ), 3.060%, 2/2/2006	3,590,000
5,170,000	[3]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.080%, 2/2/2006	5,170,000
3,765,000	[3]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.080%, 2/2/2006	3,765,000
		TOTAL	177,812,000
		West Virginia--0.1%
6,120,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 3.220%, 2/2/2006	6,120,000
1,300,000	[3]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	1,300,000
		TOTAL	7,420,000
		Wisconsin--2.3%
17,375,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	17,375,000
4,900,000		Chippewa Falls WI, Unified School District, 4.00% TRANs, 9/29/2006	4,927,498
22,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.080%, 2/2/2006	22,000,000
4,685,000		Eau Claire, WI, Area School District, 4.00% TRANs, 8/25/2006	4,709,390
14,000,000		Franklin, WI, Community Development Authority, (Series 2002), Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	14,000,000
5,400,000		Germantown, WI, School District, 3.75% TRANs, 8/25/2006	5,422,751
26,000,000		Kenosha, WI, United School District No. 1, 3.75% TRANs, 9/26/2006	26,129,489
10,000,000		Mequon-Thiensville, WI, School District, 4.00% TRANs, 9/8/2006	10,060,636
1,850,000		Middleton-Cross Plains, WI, Area School District, 4.00% BANs, 12/1/2006	1,853,885
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$5,000,000		Milton, WI, School District, 3.75% TRANs, 9/20/2006	$5,023,658
15,000,000		Milwaukee, WI, Redevelopment Authority, (Series 2005), Weekly VRDNs (University of Wisconsin-Milwaukee)/(DePfa Bank PLC LOC), 3.020%, 2/2/2006	15,000,000
5,365,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC), 3.020%, 2/1/2006	5,365,000
5,100,000		Plymouth, WI, Joint School District, 4.00% TRANs, 11/1/2006	5,128,843
5,000,000		Stevens Point, WI, Area Public School District, 4.25% TRANs, 10/16/2006	5,036,294
3,150,000		Sun Prairie, WI, Area School District, 4.10% TRANs, 10/25/2006	3,172,240
7,000,000	[3]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	7,000,000
1,705,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/2/2006	1,705,000
19,700,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Wheaton Franciscan Services, Inc.)/(Citibank, N.A., New York LOC), 3.050%, 2/2/2006	19,700,000
2,410,000		Wisconsin State HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank, N.A. LOC), 3.020%, 2/1/2006	2,410,000
6,500,000		Wisconsin State HEFA, (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.040%, 2/2/2006	6,500,000
1,750,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.050%, 2/2/2006	1,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$21,590,000	[3]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	$21,590,000
2,740,000	[3]	Wisconsin State Transportation, ROCs (Series 7000), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.070%, 2/2/2006	2,740,000
		TOTAL	208,599,684
		TOTAL MUNICIPAL INVESTMENTS--100.6% (AT AMORTIZED COST) [4]	9,342,209,726
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(54,020,884)
		TOTAL NET ASSETS--100%	$9,288,188,842
At January 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $2,866,025,248 which represents 30.9% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Inc.
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	94.6%
U.S. Treasury Securities	6.1%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.5%
8-30 Days	6.1%
31-90 Days	0.0%
91-180 Days	3.0%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--6.1%
		U.S. Treasury Notes--6.1%
$43,500,000		United States Treasury Notes, 2.500%, 5/31/2006	$43,361,248
86,500,000		United States Treasury Notes, 2.500%, 10/31/2006	85,437,864
261,000,000		United States Treasury Notes, 2.750%, 6/30/2006	259,975,169
87,000,000		United States Treasury Notes, 2.750%, 7/31/2006	86,503,086
167,000,000		United States Treasury Notes, 2.875%, 11/30/2006	164,820,667
62,750,000		United States Treasury Notes, 3.125%, 1/31/2007	61,874,932
84,750,000		United States Treasury Notes, 7.000%, 7/15/2006	85,698,698
		TOTAL U.S. TREASURY	787,671,664
		REPURCHASE AGREEMENTS--94.6%
1,000,000,000		$1,000,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which ABN AMRO Bank NV, New York, will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,000,121,944 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,851.	1,000,000,000
1,268,000,000		$1,268,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,268,154,978 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,293,360,436.	1,268,000,000
656,526,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	656,526,000
500,000,000		$500,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which Bear Stearns and Co., Inc., will repurchase U.S. Treasury securities with various maturities to 11/15/2008 for $500,061,111 on 2/1/2006. The market value of the underlying securities at the end of the period was $510,833,378.	500,000,000
100,000,000		$100,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which CIBC World Markets Corp., will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for $100,012,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,000,205.	100,000,000
200,000,000		$200,000,000 repurchase agreement 4.35%, dated 1/31/2006, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security with a maturity of 12/31/2007 for $200,024,167 on 2/1/2006. The market value of the underlying security at the end of the period was $204,003,283.	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$90,000,000		Interest in $100,000,000 joint repurchase agreement 4.29%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $100,011,917 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,013,022.	$90,000,000
2,121,000,000		Interest in $2,500,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 1/15/2016 for $2,500,304,861 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,550,311,837.	2,121,000,000
1,000,000,000		$1,000,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which Fortis Securities LLC, will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,122,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,217.	1,000,000,000
250,000,000		$250,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which HSBC Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $250,030,486 on 2/1/2006. The market value of the underlying securities at the end of the period was $255,002,294.	250,000,000
1,311,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which J.P. Morgan Securities Inc., will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,700,207,306 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,272,998.	1,311,000,000
745,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	745,000,000
500,000,000		$500,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 8/15/2019 for $500,060,972 on 2/1/2006. The market value of the underlying securities at the end of the period was $510,666,127.	500,000,000
777,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 4.40%, dated 1/25/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $903,520,000 on 2/27/2006. The market value of the underlying securities at the end of the period was $921,253,748.	777,000,000
200,000,000		$200,000,000 repurchase agreement 4.38%, dated 1/31/2006, under which Societe Generale, London, will repurchase U.S. Treasury securities with various maturities to 10/15/2010 for $200,024,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $204,000,017.	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$121,021,000		Interest in $131,021,000 joint repurchase agreement 4.30%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $131,036,650 on 2/1/2006. The market value of the underlying securities at the end of the period was $133,643,828.	$121,021,000
1,311,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.40%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,700,207,778 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,007,096.	1,311,000,000
		TOTAL REPURCHASE AGREEMENTS	12,150,547,000
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [2]	12,938,218,664
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(87,229,651)
		TOTAL NET ASSETS--100%	$12,850,989,013

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2006 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$8,074,500,000	$--	$--
Investments in securities	2,170,056,211	3,535,892,223	4,401,140,526
Total Investments in securities, at amortized cost and value	10,244,556,211	3,535,892,223	4,401,140,526
Cash	--	718,823	329,396
Income receivable	27,972,947	8,107,970	20,919,258
Receivable for shares sold	314,568	456,089	1,112,647
TOTAL ASSETS	10,272,843,726	3,545,175,105	4,423,501,827
Liabilities:
Payable for investments purchased	2,291,000	208,926,940	--
Payable for shares redeemed	5,036,356	7,644	721,542
Payable to bank	805,493	--	--
Payable for Directors'/Trustees' fees	9,463	3,485	2,427
Payable for distributions services fee (Note 5)	12,142		--
Payable for account administration fees (Note 5)	12,060	--	--
Payable for shareholder services fee (Note 5)	695,994	434,652	212,429
Income distribution payable	15,345,029	8,649,578	1,888,822
Accrued expenses	169,369	47,162	63,661
TOTAL LIABILITIES	24,376,906	218,069,461	2,888,881
TOTAL NET ASSETS	$10,248,466,820	$3,327,105,644	$4,420,612,946
Net Assets consist of:
Paid-in capital	$10,248,404,726	$3,327,083,934	$4,420,781,324
Accumulated net realized loss on investments	--	--	(167,530)
Undistributed (distributions in excess of) net investment income	62,094	21,710	(848)
TOTAL NET ASSETS	$10,248,466,820	$3,327,105,644	$4,420,612,946
Net Assets:
Institutional Shares	$6,725,102,864	$1,269,731,940	$2,794,040,882
Institutional Service Shares	3,133,325,887	2,057,373,704	614,619,369
Institutional Capital Shares	340,639,535	--	1,011,952,695
Trust Shares	49,398,534	--	--
TOTAL NET ASSETS	$10,248,466,820	$3,327,105,644	$4,420,612,946

Statements of Assets and Liabilities-continued

January 31, 2006 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	6,724,828,103	1,269,758,097	2,794,159,761
Institutional Service Shares	3,133,526,576	2,057,316,459	614,657,210
Institutional Capital Shares	340,651,039	--	1,011,964,352
Trust Shares	49,399,016	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2006 (unaudited)

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$453,200,000	$210,645,000	$1,569,165,000
Investments in securities	8,602,382,745	3,000,962,512	20,724,621,240
Total investments in securities, at amortized cost and value	9,055,582,745	3,211,607,512	22,293,786,240
Cash	--	275,305	65,918
Income receivable	22,730,825	8,428,376	55,717,721
Receivable for shares sold	2,099,505	469,255	5,560,618
TOTAL ASSETS	9,080,413,075	3,220,780,448	22,355,130,497
Liabilities:
Payable for investments purchased	--	--	75,000,000
Payable for shares redeemed	--	757,451	2,565,855
Payable for account administration fee (Note 5)	--	--	7,935
Payable for Directors'/Trustees' fees	1,652	--	10,038
Payable for shareholder services fee (Note 5)	399,548	265,449	1,140,970
Payable to bank	1,625,240	--	--
Income distribution payable	14,311,331	1,036,066	44,916,377
Accrued expenses	90,764	68,039	353,934
TOTAL LIABILITIES	16,428,535	2,127,005	123,995,109
TOTAL NET ASSETS	$9,063,984,540	$3,218,653,443	$22,231,135,388
Net Assets Consist of:
Paid-in capital	$9,063,937,233	$3,218,637,472	$22,231,258,135
Accumulated net realized loss on investments	--	--	(12,453)
Undistributed (distributions in excess of) net investment income	47,307	15,971	(110,294)
TOTAL NET ASSETS	$9,063,984,540	$3,218,653,443	$22,231,135,388
Net Assets:
Institutional Shares	$6,841,454,272	$1,455,724,979	$16,680,396,088
Institutional Service Shares	1,556,195,037	897,780,873	5,507,709,887
Institutional Capital Shares	666,335,231	865,147,591	--
Trust Shares	--	--	43,029,413
TOTAL NET ASSETS	$9,063,984,540	$3,218,653,443	$22,231,135,388

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities-continued

January 31, 2006 (unaudited)

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	6,841,237,156	1,455,701,932	16,680,288,089
Institutional Service Shares	1,556,380,399	897,780,598	5,507,940,624
Institutional Capital Shares	666,339,435	865,154,942	--
Trust Shares	--	--	43,028,934
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	--
Trust Shares	--	--	1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2006 (unaudited)

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$500,730,000	$--	$12,150,547,000
Investments in securities	11,478,818,896	9,342,209,726	787,671,664
Total investments in securities, at amortized cost and value	11,979,548,896	9,342,209,726	12,938,218,664
Cash	--	1,126,538	--
Income receivable	25,495,182	53,242,355	4,456,937
Receivable for investments sold	--	6,865,348	--
Receivable for shares sold	3,822,737	95,216	674,004
TOTAL ASSETS	12,008,866,815	9,403,539,183	12,943,349,605
Liabilities:
Payable for investments purchased	--	101,765,426	61,880,349
Payable for shares redeemed	2,779,532	1,490,738	480,019
Payable to bank	484,438	--	1,574
Payable for Directors'/Trustees' fees	9,496	21,445	12,783
Payable for account administration fee (Note 5)	--	--	140,083
Payable for distribution services fee (Note 5)	--	--	140,083
Payable for shareholder services fee (Note 5)	423,142	456,035	1,180,563
Income distribution payable	13,122,334	11,448,951	28,372,816
Accrued expenses	120,843	167,746	152,322
TOTAL LIABILITIES	16,939,785	115,350,341	92,360,592
TOTAL NET ASSETS	$11,991,927,030	$9,288,188,842	$12,850,989,013
Net Assets Consist of:
Paid-in capital	11,991,943,900	9,288,561,040	12,851,021,259
Accumulated net realized loss on investments	--	(375,807)	--
Undistributed (distributions in excess of) net investment income	(16,870)	3,609	(32,246)
TOTAL NET ASSETS	$11,991,927,030	$9,288,188,842	$12,850,989,013
Net Assets:
Institutional Shares	9,287,975,816	7,155,754,867	6,140,397,974
Institutional Service Shares	1,392,570,017	2,132,433,975	5,261,320,702
Institutional Capital Shares	1,311,381,197	--	684,343,960
Trust Shares	--	--	764,926,377
TOTAL NET ASSETS	$11,991,927,030	$9,288,188,842	$12,850,989,013

Statements of Assets and Liabilities-continued

January 31, 2006 (unaudited)

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	9,287,933,040	7,156,402,634	6,140,198,334
Institutional Service Shares	1,392,632,521	2,132,177,890	5,261,568,392
Institutional Capital Shares	1,311,378,339	--	684,240,410
Trust Shares	--	--	765,014,123
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2006 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$186,986,953	$63,414,499	$67,882,984
Expenses:
Investment adviser fee (Note 5)	9,459,725	3,268,630	4,802,691
Administrative personnel and services fee (Note 5)	3,770,477	1,302,816	1,914,303
Account administration fee-- Trust Shares (Note 5)	99,739	--	--
Custodian fees	193,716	68,222	104,248
Transfer and dividend disbursing agent fees and expenses	162,720	24,384	170,620
Directors'/Trustees' fees	31,593	11,969	11,745
Auditing fees	7,995	7,995	7,996
Legal fees	4,434	3,200	10,732
Portfolio accounting fees	100,848	88,813	92,690
Distribution services fee--Trust Shares (Note 5)	99,739	--	--
Shareholder services fee--Institutional Shares (Note 5)	7,637,864	1,645,512	--
Shareholder services fee--Institutional Service Shares (Note 5)	3,697,543	2,439,753	771,205
Shareholder services fee--Institutional Capital Shares (Note 5)	386,641	--	1,336,898
Share registration costs	60,009	20,707	87,784
Printing and postage	21,004	5,650	11,143
Insurance premiums	33,213	14,230	13,625
Miscellaneous	30,298	15,528	9,888
TOTAL EXPENSES	25,797,558	8,917,409	9,345,568
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(4,018,223)	(1,425,964)	(2,712,899)
Waiver of administrative personnel and services fee	(166,322)	(57,468)	(84,477)
Waiver of shareholder services fee--Institutional Shares	(7,637,864)	(1,645,512)	--
Waiver of shareholder services fee--Institutional Capital Shares	(231,984)	--	(802,139)
Reimbursement of investment adviser fee	--	--	(8,519)
TOTAL WAIVERS AND REIMBURSEMENTS	(12,054,393)	(3,128,944)	(3,608,034)
Net expenses	13,743,165	5,788,465	5,737,534
Net investment income	173,243,788	57,626,034	62,145,450
Net realized loss on investments	--	--	(138,942)
Change in net assets resulting from operations	$173,243,788	$57,626,034	$62,006,508

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2006 (unaudited)

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Investment Income:
Interest	$195,789,957	$70,336,637	$435,115,452
Expenses:
Investment adviser fee (Note 5)	9,828,612	3,560,705	21,793,657
Administrative personnel and services fee (Note 5)	3,917,504	1,419,283	8,686,515
Account administration fee--Trust Shares (Note 5)	--	--	40,131
Custodian fees	205,814	99,663	466,948
Transfer and dividend disbursing agent fees and expenses	64,062	284,147	179,328
Directors'/Trustees' fees	37,811	4,639	79,375
Auditing fees	7,996	8,874	7,995
Legal fees	4,475	688	7,079
Portfolio accounting fees	94,881	96,140	94,862
Distribution services fee--Trust Shares (Note 5)	--	--	40,132
Shareholder services fee--Institutional Shares (Note 5)	--	2,198,582	20,569,224
Shareholder services fee--Institutional Service Shares (Note 5)	2,190,969	1,184,254	6,609,871
Shareholder services fee--Institutional Capital Shares (Note 5)	1,066,647	1,068,043	--
Share registration costs	53,574	69,237	77,826
Printing and postage	16,679	4,083	24,700
Insurance premiums	38,880	4,263	74,829
Miscellaneous	40,429	3,273	60,419
TOTAL EXPENSES	17,568,333	10,005,874	58,812,891
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(5,051,363)	(2,678,817)	(8,842,797)
Waiver of administrative personnel and services fee	(172,803)	(62,654)	(383,131)
Waiver of shareholder services fee--Institutional Shares	--	(2,198,582)	(20,569,224)
Waiver of shareholder services fee--Institutional Capital Shares	(639,988)	(640,826)	--
Reimbursement of shareholders services fee--Institutional Capital Shares	(116,620)	--	--
TOTAL WAIVERS AND REIMBURSEMENT	(5,980,774)	(5,580,879)	(29,795,152)
Net expenses	11,587,559	4,424,995	29,017,739
Net investment income	$184,202,398	$65,911,642	$406,097,713
Net realized gain on investments	--	--	6,993
Change in net assets resulting from operations	$184,202,398	$65,911,642	$406,104,706

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2006 (unaudited)

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$212,799,015	$146,588,590	$244,388,646
Expenses:
Investment adviser fee (Note 5)	10,503,190	10,603,329	12,663,167
Administrative personnel and services fee (Note 5)	4,186,268	4,226,378	5,047,312
Account administration fee--Trust Shares (Note 5)		--	705,863
Custodian fees	236,209	217,940	264,902
Transfer and dividend disbursing agent fees and expenses	74,352	85,280	76,066
Directors'/Trustees' fees	23,609	37,738	51,253
Auditing fees	7,995	7,995	7,996
Legal fees	4,648	16,581	4,888
Portfolio accounting fees	94,861	86,831	101,072
Distribution services fee--Trust Shares (Note 5)	--	--	705,863
Shareholder services fee--Institutional Shares (Note 5)	--	10,624,470	7,483,236
Shareholder services fee--Institutional Service Shares (Note 5)	1,748,083	2,629,179	6,724,080
Shareholder services fee--Institutional Capital Shares (Note 5)	1,491,218	--	915,327
Share registration costs	55,101	54,579	43,542
Printing and postage	5,802	4,053	7,846
Insurance premiums	43,963	35,885	44,721
Reverse repo expense	--	2,375	--
Miscellaneous	25,683	22,037	34,391
TOTAL EXPENSES	18,500,982	28,654,650	34,881,525
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(5,892,090)	(4,349,008)	(5,151,096)
Waiver of administrative personnel and services fee	(184,552)	(186,509)	(222,645)
Waiver of shareholder services fee--Institutional Shares	--	(10,624,470)	(7,483,236)
Waiver of shareholder services fee--Institutional Capital Shares	(862,414)	--	(549,196)
Reimbursement of investment adviser fee	--	(156,046)	--
TOTAL WAIVERS AND REIMBURSEMENT	(6,939,056)	(15,316,033)	(13,406,173)
Net expenses	11,561,926	13,338,617	21,475,352
Net investment income	201,237,089	133,249,973	222,913,294
Net realized loss on investments	--	(118,691)	--
Change in net assets resulting from operations	$--	$133,131,282	$222,913,294

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,243,788	$172,438,416	$57,626,034	$57,198,420
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(114,433,421)	(114,471,130)	(24,164,479)	(24,544,085)
Institutional Service Shares	(51,812,631)	(55,404,715)	(33,455,838)	(32,638,685)
Institutional Capital Shares	(5,683,629)	(1,950,254)	--	--
Trust Shares	(1,284,103)	(624,264)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,213,784)	(172,450,363)	(57,620,317)	(57,182,770)
Share Transactions:
Proceeds from sale of shares	75,302,107,699	87,120,054,501	6,369,117,551	8,879,726,436
Proceeds from shares issued in connection with the tax-free merger of assets from Trust for Government Cash Reserves	--	--	84,754,065	--
Net asset value of shares issued to shareholders in payment of distributions declared	93,664,026	89,911,597	14,866,543	16,250,172
Cost of shares redeemed	(73,982,634,160)	(86,572,564,132)	(6,145,625,194)	(8,808,500,655)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,413,137,565	637,401,966	323,112,965	87,475,953
Change in net assets	1,413,167,569	637,390,019	323,118,682	87,491,603
Net Assets:
Beginning of period	8,835,299,251	8,197,909,232	3,003,986,962	2,916,495,359
End of period	$10,248,466,820	$8,835,299,251	$3,327,105,644	$3,003,986,962
Undistributed (distributions in excess of) net investment income	$62,094	$32,090	$21,710	$15,993

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,145,450	$64,788,270	$184,202,398	$179,236,149
Net realized gain (loss) on investments	(138,942)	20,299	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,006,508	64,808,569	184,202,398	179,236,149
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(41,201,164)	(47,775,366)	(137,404,894)	(132,849,543)
Institutional Service Shares	(7,408,177)	(7,591,909)	(30,923,746)	(33,866,842)
Institutional Capital Shares	(13,530,830)	(9,430,661)	(15,819,085)	(12,479,601)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,140,171)	(64,797,936)	(184,147,725)	(179,195,986)
Share Transactions:
Proceeds from sale of shares	23,698,431,112	38,273,423,295	46,369,197,478	78,137,296,623
Net asset value of shares issued to shareholders in payment of distributions declared	49,940,777	48,697,843	99,554,266	84,355,486
Cost of shares redeemed	(24,072,051,353)	(36,351,113,204)	(45,568,766,630)	(81,322,811,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(323,679,464)	1,971,007,934	899,985,114	(3,101,159,085)
Change in net assets	(323,813,127)	1,971,018,567	900,039,787	(3,101,118,922)
Net Assets:
Beginning of period	4,744,426,073	2,773,407,506	8,163,944,753	11,265,063,675
End of period	$4,420,612,946	$4,744,426,073	$9,063,984,540	$8,163,944,753
Undistributed (distributions in excess of) net investment income	$(848)	$(6,127)	$47,307	$(7,366)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Management Obligations Fund		Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$65,911,642	$42,769,974	$406,097,713	$403,067,223
Net realized gain on investments	--	--	6,993	6,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,911,642	42,769,974	406,104,706	403,074,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(32,818,848)	(30,528,332)	(312,028,351)	(310,331,174)
Institutional Service Shares	(17,019,966)	(5,972,619)	(94,026,370)	(91,678,641)
Institutional Capital Shares	(15,950,507)	(6,375,373)	--	--
Trust Shares	--	--	(525,149)	(559,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,789,321)	(42,876,324)	(406,579,870)	(402,568,923)
Share Transactions:
Proceeds from sale of shares	12,548,070,672	18,299,194,935	127,356,405,841	195,969,796,916
Net asset value of shares issued to shareholders in payment of distributions declared	57,997,590	35,438,738	170,574,108	158,142,824
Cost of shares redeemed	(13,655,706,109)	(14,066,358,354)	(126,650,236,868)	(196,153,055,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,049,637,847)	4,268,275,319	876,743,081	(25,115,561)
Change in net assets	(1,049,515,526)	4,268,168,969	876,267,917	(24,610,273)
Net Assets:
Beginning of period	4,268,168,969	--	21,354,867,471	21,379,477,744
End of period	$3,218,653,443	$4,268,168,969	$22,231,135,388	$21,354,867,471
Undistributed (distributions in excess of) net investment income	$15,971	$(106,350)	$(110,294)	$371,863

1 For the period from August 11, 2004 (date of initial public investment) to July, 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Tax-Free Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$201,237,089	$188,758,788	$133,249,973	$186,692,570
Net realized loss on investments	--	--	(118,691)	(132,476)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	201,237,089	188,758,788	133,131,282	186,560,094
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(152,129,588)	(140,584,009)	(108,772,141)	(156,586,021)
Institutional Service Shares	(25,269,226)	(26,266,545)	(24,476,407)	(30,112,482)
Institutional Capital Shares	(23,843,289)	(21,863,896)	--	--
Trust Shares	--	--	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(201,242,103)	(188,714,450)	(133,248,548)	(186,698,503)
Share Transactions:
Proceeds from sale of shares	64,406,243,445	90,434,961,145	37,315,291,984	74,250,206,501
Net asset value of shares issued to shareholders in payment of distributions declared	138,339,254	125,247,801	63,491,596	91,514,510
Cost of shares redeemed	(60,784,359,963)	(94,278,755,673)	(38,624,688,480)	(71,844,156,948)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,760,222,736	(3,718,546,727)	(1,245,904,900)	2,497,564,063
Change in net assets	3,760,217,722	(3,718,502,389)	(1,246,022,166)	2,497,425,654
Net Assets:
Beginning of period	8,231,709,308	11,950,211,697	10,534,211,008	8,036,785,354
End of period	$11,991,927,030	$8,231,709,308	$9,288,188,842	$10,534,211,008
Undistributed (distributions in excess of) net investment income	$(16,870)	$(11,856)	$3,609	$2,184

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$222,913,294	$242,236,047
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(109,449,901)	(128,528,475)
Institutional Service Shares	(91,447,914)	(92,576,050)
Institutional Capital Shares	(12,983,791)	(13,288,865)
Trust Shares	(9,063,934)	(7,840,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(222,945,540)	(242,233,645)
Share Transactions:
Proceeds from sale of shares	34,098,766,506	62,185,884,386
Net asset value of shares issued to shareholders in payment of distributions declared	73,121,611	78,502,143
Cost of shares redeemed	(33,371,016,662)	(62,117,771,017)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	800,871,455	146,615,512
Change in net assets	800,839,209	146,617,914
Net Assets:
Beginning of period	12,050,149,804	11,903,531,890
End of period	$12,850,989,013	$12,050,149,804
Distributions in excess of net investment income	$(32,246)	$--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

Effective August 11, 2004, Prime Management Obligations Fund began offering Institutional Shares.

Effective January 18, 2005, Prime Management Obligations Fund began offering Institutional Service Shares and Institutional Capital Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund and Tax-Free Obligations Fund may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from the Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

Institutional Shares of the Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of the Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
84,754,065	$84,754,065	$3,211,157,913	$84,754,065	$3,295,911,978

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control", as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Government Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	64,702,906,028	$64,702,906,028	68,840,529,646	$68,840,529,646
Shares issued to shareholders in payment of distributions declared	60,980,271	60,980,271	59,531,634	59,531,634
Shares redeemed	(63,760,935,696)	(63,760,935,696)	(68,312,442,051)	(68,312,442,051)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,002,950,603	$1,002,950,603	587,619,229	$587,619,229

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,158,842,202	$10,158,842,202	17,692,054,657	$17,692,054,657
Shares issued to shareholders in payment of distributions declared	26,974,538	26,974,538	28,370,500	28,370,492
Shares redeemed	(9,812,002,905)	(9,812,002,905)	(17,997,158,534)	(17,997,158,534)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	373,813,835	$373,813,835	(276,733,377)	$(276,733,385)

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	275,653,359	$275,653,359	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	5,679,057	5,679,057	1,953,531	1,953,531
Shares redeemed	(239,302,888)	$(239,302,888)	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	42,029,528	$42,029,528	298,621,511	$298,621,511

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	164,706,110	$164,706,110	190,462,480	$190,462,480
Shares issued to shareholders in payment of distributions declared	30,160	30,160	55,940	55,940
Shares redeemed	(170,392,671)	(170,392,671)	(162,623,809)	(162,623,809)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(5,656,401)	(5,656,401)	27,894,611	27,894,611
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,413,137,565	$1,413,137,565	637,401,974	$637,401,966

Government Obligations Tax-Managed Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,347,013,106	$3,347,022,484	4,281,102,291	$4,281,102,291
Shares issued in connection with tax-free merger of assets from Trust for Government Cash Reserves	84,754,065	84,754,065	--	--
Shares issued to shareholders in payment of distributions declared	7,201,625	7,201,625	6,541,528	6,541,528
Shares redeemed	(3,375,340,570)	(3,375,340,570)	(4,241,037,779)	(4,241,037,779)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	63,628,226	$63,637,604	46,606,040	$46,606,040

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,022,095,067	$3,022,095,067	4,598,624,145	$4,598,624,145
Shares issued to shareholders in payment of distributions declared	7,664,918	7,664,918	9,708,644	9,708,644
Shares redeemed	(2,770,284,624)	$(2,770,284,624)	(4,567,462,876)	(4,567,462,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	259,475,361	$259,475,361	40,869,913	$40,869,913
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	323,103,587	$323,112,965	87,475,953	$87,475,953

Municipal Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,443,420,042	$20,443,420,042	32,377,793,944	$32,377,793,944
Shares issued to shareholders in payment of distributions declared	31,189,736	31,189,736	34,837,487	34,837,487
Shares redeemed	(20,721,246,592)	(20,721,246,592)	(31,516,352,148)	(31,516,352,148)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(246,636,814)	$(246,636,814)	896,279,283	$896,279,283

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	941,040,095	$941,040,095	2,119,536,078	$2,119,536,078
Shares issued to shareholders in payment of distributions declared	6,347,807	6,347,807	6,196,601	6,196,601
Shares redeemed	(974,690,004)	(974,690,004)	(1,847,370,660)	(1,847,370,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(27,302,102)	$(27,302,102)	278,362,019	$278,362,019

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,313,970,975	$2,313,970,975	3,776,093,273	$3,776,093,273
Shares issued to shareholders in payment of distributions declared	12,403,234	12,403,234	7,663,755	7,663,755
Shares redeemed	(2,376,114,757)	(2,376,114,757)	(2,987,390,396)	(2,987,390,396)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(49,740,548)	$(49,740,548)	796,366,632	$796,366,632
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(323,679,464)	$(323,679,464)	1,971,007,934	$1,971,007,934

Prime Cash Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,759,175,643	$38,759,175,643	63,323,840,572	$63,323,840,572
Shares issued to shareholders in payment of distributions declared	79,077,306	79,077,306	65,451,824	65,451,824
Shares redeemed	(37,671,219,833)	(37,671,219,833)	(66,320,572,743)	(66,320,572,743)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,167,033,116	$1,167,033,116	(2,931,280,347)	$(2,931,280,347)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,575,831,484	$5,575,831,484	11,309,022,977	$11,309,022,977
Shares issued to shareholders in payment of distributions declared	7,348,500	7,348,500	9,050,906	9,050,906
Shares redeemed	(5,807,380,798)	(5,807,380,798)	(11,562,653,146)	(11,562,653,146)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(224,200,814)	$(224,200,814)	(244,579,263)	$(244,579,263)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,034,190,351	$2,034,190,351	3,504,433,074	$3,504,433,074
Shares issued to shareholders in payment of distributions declared	13,128,460	13,128,460	9,852,756	9,852,756
Shares redeemed	(2,090,165,999)	(2,090,165,999)	(3,439,585,305)	(3,439,585,305)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(42,847,188)	$(42,847,188)	74,700,525	$74,700,525
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	899,985,114	$899,985,114	(3,101,159,085)	$(3,101,159,085)

Prime Management Obligations Fund	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,982,918,229	$10,982,918,229	15,711,474,555	$15,711,474,555
Shares issued to shareholders in payment of distributions declared	25,509,710	25,509,710	23,392,394	23,392,394
Shares redeemed	(12,190,886,660)	(12,190,886,660)	(13,096,706,296)	(13,096,706,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,182,458,721)	$(1,182,458,721)	2,638,160,653	$2,638,160,653

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	545,779,530	$545,779,530	1,110,524,614	$1,110,524,614
Shares issued to shareholders in payment of distributions declared	16,538,804	16,538,804	5,702,788	5,702,788
Shares redeemed	(477,425,211)	(477,425,211)	(303,339,927)	(303,339,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	84,893,123	$84,893,123	812,887,475	$812,887,475

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,019,372,913	$1,019,372,913	1,477,195,766	$1,477,195,766
Shares issued to shareholders in payment of distributions declared	15,949,076	15,949,076	6,343,556	6,343,556
Shares redeemed	(987,394,238)	(987,394,238)	(666,312,131)	(666,312,131)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	47,927,751	$47,927,751	817,227,191	$817,227,191
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,049,637,847)	$(1,049,637,847)	4,268,275,319	$4,268,275,319

Prime Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,816,249,742	$103,816,249,742	152,484,780,713	$152,484,780,713
Shares issued to shareholders in payment of distributions declared	140,468,167	140,468,167	129,187,873	129,187,873
Shares redeemed	(102,876,869,699)	(102,876,869,699)	(153,533,043,698)	(153,533,043,698)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,079,848,210	$1,079,848,210	(919,075,112)	$(919,075,112)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,427,494,750	$23,427,494,750	43,291,731,228	$43,291,731,228
Shares issued to shareholders in payment of distributions declared	29,887,458	29,887,458	28,658,863	28,658,806
Shares redeemed	(23,677,083,130)	(23,677,083,130)	(42,417,391,466)	(42,417,391,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(219,700,922)	$(219,700,922)	902,998,625	$902,998,568

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	112,661,349	$112,661,349	193,284,975	$193,284,975
Shares issued to shareholders in payment of distributions declared	218,483	218,483	296,145	296,145
Shares redeemed	(96,284,039)	(96,284,039)	(202,620,137)	(202,620,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	16,595,793	$16,595,793	(9,039,017)	$(9,039,017)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	876,743,081	$876,743,081	(25,115,504)	$(25,115,561)

Prime Value Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	55,703,727,371	$55,703,727,371	78,613,332,108	$78,613,332,108
Shares issued to shareholders in payment of distributions declared	109,373,022	109,373,022	95,726,452	95,726,452
Shares redeemed	(52,324,447,916)	(52,324,447,916)	(82,412,070,061)	(82,412,070,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,488,652,477	3,488,652,477	(3,703,011,501)	(3,703,011,501)

Prime Value Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,374,243,274	$3,374,243,274	5,432,893,340	$5,432,893,340
Shares issued to shareholders in payment of distributions declared	19,285,101	19,285,101	19,368,337	19,368,337
Shares redeemed	(3,264,023,377)	(3,264,023,377)	(5,753,378,607)	(5,753,378,607)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	129,504,998	$129,504,998	(301,116,930)	$(301,116,930)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,328,272,800	$5,328,272,800	6,388,735,697	$6,388,735,697
Shares issued to shareholders in payment of distributions declared	9,681,131	9,681,131	10,153,012	10,153,012
Shares redeemed	(5,195,888,670)	(5,195,888,670)	(6,113,307,005)	(6,113,307,005)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	142,065,261	$142,065,261	285,581,704	$285,581,704
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,760,222,736	$3,760,222,736	(3,718,546,727)	$(3,718,546,727)

Tax-Free Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,107,727,060	$33,107,727,060	66,345,418,587	$66,345,418,587
Shares issued to shareholders in payment of distributions declared	57,875,978	57,875,978	84,387,890	84,387,783
Shares redeemed	(34,470,738,660)	(34,470,738,660)	(64,217,452,935)	(64,217,452,935)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,305,135,622)	$(1,305,135,622)	2,212,353,542	$2,212,353,435

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,207,564,924	$4,207,564,924	7,904,787,914	$7,904,787,914
Shares issued to shareholders in payment of distributions declared	5,615,690	5,615,618	7,126,727	7,126,727
Shares redeemed	(4,153,949,820)	(4,153,949,820)	(7,626,704,013)	(7,626,704,013)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	59,230,794	$59,230,722	285,210,628	285,210,628
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,245,904,828)	$(1,245,904,900)	2,497,564,170	$2,497,564,063

Treasury Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,088,473,520	$20,088,473,520	33,844,927,635	$33,844,927,635
Shares issued to shareholders in payment of distributions declared	54,440,662	54,440,662	59,642,933	59,642,933
Shares redeemed	(19,735,661,667)	(19,735,661,667)	(33,729,830,302)	(33,729,830,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	407,252,515	$407,252,515	174,740,266	$174,740,266

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,144,356,734	$11,144,356,734	20,751,297,064	$20,751,297,064
Shares issued to shareholders in payment of distributions declared	16,534,512	16,534,512	16,731,340	16,731,340
Shares redeemed	(11,145,249,002)	(11,145,249,002)	(20,487,277,725)	(20,487,277,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,642,244	$15,642,244	280,750,679	$280,750,679

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,255,977,006	$2,255,977,006	5,303,145,483	$5,303,145,483
Shares issued to shareholders in payment of distributions declared	1,406,551	1,406,551	1,116,708	1,116,708
Shares redeemed	(2,195,820,721)	(2,195,820,721)	(5,553,358,330)	(5,553,358,330)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	61,562,836	$61,562,836	(249,096,139)	$(249,096,139)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	609,959,246	$609,959,246	2,286,514,204	$2,286,514,204
Shares issued to shareholders in payment of distributions declared	739,886	739,886	1,011,162	1,011,162
Shares redeemed	(294,285,272)	(294,285,272)	(2,347,304,660)	(2,347,304,660)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	316,413,860	$316,413,860	(59,779,294)	$(59,779,294)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	800,871,455	$800,871,455	146,615,512	$146,615,512

1 For period from January 18, 2005 (start of performance) to July 31, 2005.

2 For period from August 11, 2004 (start of performance) to July 31, 2005.

4. FEDERAL TAX INFORMATION

At July 31, 2005, the following Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Capital Loss Carryforward to Expire in 2013	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	$ 204	$ 7,099	$20,639	$28,588
Prime Obligations Fund	--	--	$ 19,446	--	$19,446
Tax-Free Obligations Fund	--	$27,839	--	--	$27,839

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occuring on the first day of the following fiscal year. As of July 31, 2005, for federal income tax purposes, post October losses as follows were deferred to August 1, 2005:

Fund	Post-October Losses
Tax-Free Obligations Fund	$229,277

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of each Fund's average daily net assets.

The Adviser may voluntarily choose to waive and /or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and /or reimbursement at any time at its sole discretion.

For the six months ended January 31, 2006, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$4,018,223
Government Obligations Tax-Managed Fund	$1,425,964
Municipal Obligations Fund	$2,712,899
Prime Cash Obligations Fund	$5,051,363
Prime Management Obligations Fund	$2,678,817
Prime Obligations Fund	$8,842,797
Prime Value Obligations Fund	$5,892,090
Tax-Free Obligations Fund	$4,349,008
Treasury Obligations Fund	$5,151,096

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Account Administration Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund each pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust Shares to finance activities intended to result in the sale of the Trust shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the six months ended January 31, 2006, FSC retained $207 of fees paid by Government Obligations Fund and $373 of fees paid by Prime Management Obligations Fund, and did not retain any fees paid by Treasury Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time.

For the six months ended January 31, 2006, FSSC voluntarily waived the following fees:

Fund	Shareholder Services Fee Waiver
Government Obligations Fund	$ 7,869,848
Government Obligations Tax-Managed Fund	$ 1,645,512
Municipal Obligations Fund	$ 802,139
Prime Cash Obligations Fund	$ 639,988
Prime Management Obligations Fund	$ 2,839,408
Prime Obligations Fund	$20,569,224
Prime Value Obligations Fund	$ 862,414
Tax-Free Obligations Fund	$10,624,470
Treasury Obligations Fund	$ 8,032,432

For the six months ended January 31, 2006, FSSC retained the following fees paid by the Funds:

Fund	Shareholder Services Fees Retained
Government Obligations Fund	$18,514
Municipal Obligations Fund	$ 1,663
Prime Cash Obligations Fund	$18,851
Prime Obligations Fund	$21,042
Prime Value Obligations Fund	$19,320
Tax-Free Obligations Fund	$ 7,025
Treasury Obligations Fund	$21,783

For the six months ended January 31, 2006, Institutional Shares for Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur shareholder services fees.

Commencing on August 15, 2005, and continuing through May 17, 2006, FSSC is reimbursing daily a portion of the shareholder services fee of Prime Cash Obligations Fund. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $116,620 for the six months ended January 31, 2006.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2006, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$3,800,044,000	$5,998,524,000
Tax-Free Obligations Fund	$6,013,030,000	$4,318,999,500

6. CONCENTRATION OF CREDIT RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Funds' Board has reviewed each Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund, during the year ending December 31, 2004, their performance was above the median of the relevant peer group. During the year ending December 31, 2004, their investment advisory fees after waivers and expense reimbursements, if any, were below the median of the relevant peer group.

For Prime Cash Obligations Fund and Prime Obligations Fund, their performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed their performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Funds. During the year ending December 31, 2004, the Funds' investment advisory fees after waivers and expense reimbursements, if any, were below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. During its review of the contract, the Board considered several factors, among the most material of which are: the Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Fund (including estimates for near-term growth of the Fund); the design and positioning of the Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, and they are readily available to potential investors in the Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N104	Cusip 60934N625	Cusip 60934N203
Cusip 60934N807	Cusip 60934N617	Cusip 60934N708
Cusip 60934N856	Cusip 60934N583	Cusip 60934N500
Cusip 60934N849	Cusip 60934N575	Cusip 60934N872
Cusip 60934N658	Cusip 60934N401	Cusip 60934N833
Cusip 60934N641	Cusip 60934N880	Cusip 60934N112
25244 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market
Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--
January 31, 2006 [5]	$1.00	0.016	--		0.016	(0.016)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [6]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[6]	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)	--
January 31, 2006 [5]	$1.00	0.017	0.000	[6]	0.017	(0.017)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[6]	0.003	(0.003)	(0.000) [6]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--
January 31, 2006 [5]	$1.00	0.016	--		0.016	(0.016)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2006 (unaudited).

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%	0.70%	[4]	0.55%	[4]	0.09%	[4]	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$55,057
(0.016)	$1.00	1.65%	0.70%	[4]	3.21%	[4]	0.09%	[4]	$49,399

(0.003)	$1.00	0.29%	0.70%	[4]	0.54%	[4]	0.09%	[4]	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$26,434
(0.017)	$1.00	1.67%	0.70%	[4]	3.27%	[4]	0.08%	[4]	$43,029

(0.003)	$1.00	0.25%	0.70%	[4]	0.43%	[4]	0.09%	[4]	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$448,505
(0.016)	$1.00	1.60%	0.70%	[4]	3.21%	[4]	0.09%	[4]	$764,926

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,016.50	$3.56
Prime Obligations Fund	$1,000	$1,016.70	$3.56
Treasury Obligations Fund	$1,000	$1,016.00	$3.56
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.68	$3.57
Prime Obligations Fund	$1,000	$1,021.68	$3.57
Treasury Obligations Fund	$1,000	$1,021.68	$3.57

1 Expenses are equal to the Funds' Trust Shares, annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	78.8%
U.S. Government Agency Securities	21.2%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.3%
8-30 Days	6.3%
31-90 Days	22.1%
91-180 Days	1.0%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities. Represents less than 0.1%.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--21.2%
$563,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.396%, 2/2/2006 - 4/4/2006	$563,300,713
231,520,000		Federal Home Loan Bank System Notes, 2.500% - 6.500%, 2/24/2006 - 1/23/2007	230,663,180
128,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 4.540%, 9/29/2006 - 1/17/2007	123,190,025
387,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.181% - 4.389%, 2/7/2006 - 3/27/2006	386,809,696
217,500,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.500%, 2/15/2006 - 2/15/2007	216,737,873
295,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.161% - 4.275%, 2/6/2006	294,997,224
354,357,500	[1]	Housing and Urban Development Floating Rate Note, 4.730%, 2/1/2006	354,357,500
		TOTAL GOVERNMENT AGENCIES	2,170,056,211
		REPURCHASE AGREEMENTS--78.8%
300,000,000		$300,000,000 repurchase agreement 4.44%, dated 1/31/2006, under which Banc of America Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $300,037,000 on 2/1/2006. The market value of the underlying securities at the end of the period was $306,000,000.	300,000,000
153,268,000		Interest in $1,400,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/19/2025 for $1,400,173,833 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,428,00,907.	153,268,000
260,088,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	260,088,000
1,041,480,000		Interest in $2,000,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which Bear Stearns and Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 1/1/2036 for $2,000,248,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,044,906,334.	1,041,480,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$45,000,000		$45,000,000 repurchase agreement 4.44%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 11/17/2015 for $45,005,550 on 2/1/2006. The market value of the underlying securities at the end of the period was $45,900,739.	$45,000,000
603,000,000		Interest in $1,600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $1,600,198,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,636,011,144.	603,000,000
300,000,000		Interest in $600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 1/1/2021 for $600,074,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $612,000,000.	300,000,000
700,000,000		Interest in $1,150,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Countrywide Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 6/25/2045 for $1,150,142,472 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,173,344,154.	700,000,000
230,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 4.40%, dated 12/13/2005, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2036 for $404,400,000 on 3/13/2006. The market value of the underlying securities at the end of the period was $416,815,729.	230,000,000
289,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.52%, dated 1/26/2006, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 3/1/2035 for $753,766,667 on 3/8/2006. The market value of the underlying securities at the end of the period was $780,671,224.	289,000,000
82,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.33%, dated 12/5/2005, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $201,443,333 on 2/3/2006. The market value of the underlying securities at the end of the period was $206,774,323.	82,000,000
368,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.44%, dated 1/3/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/15/2035 for $1,010,360,000 on 3/28/2006. The market value of the underlying securities at the end of the period was $1,042,351,439.	368,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$380,264,000		Interest in $1,760,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 1/15/2046 for $1,760,218,044 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,806,205,318.	$380,264,000
100,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.47%, dated 1/23/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $200,745,000 on 2/22/2006. The market value of the underlying securities at the end of the period was $207,598,193.	100,000,000
243,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.62%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 12/1/2035 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $312,865,570.	243,000,000
60,000,000	[3]	Interest in $60,000,000 joint repurchase agreement 4.31%, dated 1/6/2006, under which Dresdner Kleinwort Wassertstein, will repurchase U.S. Government Agency securities with various maturities to 12/1/2033 for $60,201,133 on 2/3/2006. The market value of the underlying securities at the end of the period was $61,959,505.	60,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement 4.24%, dated 1/31/2006, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 8/15/2032 for $125,014,722 on 2/1/2006. The market value of the underlying securities at the end of the period was $128,753,339.	45,000,000
100,000,000	[3]	Interest in $180,000,000 joint repurchase agreement 4.31%, dated 10/28/2005, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/25/2035 for $183,167,850 on 3/27/2006. The market value of the underlying securities at the end of the period was $185,401,493.	100,000,000
250,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was 1,837,509,127.	250,000,000
1,020,400,000		Interest in $3,000,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/1/2035 for $3,000,371,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $3,061,273,319.	1,020,400,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$366,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.28%, dated 11/17/2005, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 12/20/2035 for $758,470,833 on 2/21/2006. The market value of the underlying securities at the end of the period was 779,299,630.	$366,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 4.35%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,012,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,001,794.	25,000,000
433,000,000	[3]	Interest in $950,000,000 joint repurchase agreement 4.46%, dated 1/4/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/15/2035 for $960,004,028 on 3/31/2006. The market value of the underlying securities at the end of the period was $981,654,742.	433,000,000
620,000,000		Interest in $1,470,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,470,182,525 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,509,181,381.	620,000,000
60,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.50%, dated 1/23/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $503,937,500 on 3/28/2006. The market value of the underlying securities at the end of the period was $515,455,458.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	8,074,500,000
		TOTAL INVESTMENTS--100% (AT AMORTIZED COST) [4]	10,244,556,211
		OTHER ASSETS AND LIABILITIES - NET--0.0%	3,910,609
		TOTAL NET ASSETS--100%	$10,248,466,820

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	43.2%
Variable Rate Instruments	33.8%
Bank Instruments	16.2%
Repurchase Agreements	7.1%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	68.0%	Prime-1	99.1%
A-1	31.2%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.1%	Not rated by Moody's	1.2%
Other Assets and Liabilities--Net [2]	(0.3)%	Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.0% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	50.0	% [5]
8-30 Days	25.7%
31-90 Days	16.6%
91-180 Days	3.8%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 34.1% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.3%
$50,991,348		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$50,991,348
16,051,880		CarMax Auto Owner Trust 2005-2, Class A1, 3.803%, 9/15/2006	16,051,880
19,155,214		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.950%, 6/15/2006	19,155,214
52,817,075		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.511%, 12/18/2006	52,817,075
31,937,560		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	31,937,560
4,770,524		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	4,770,524
27,982,344		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	27,982,344
33,546,923		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	33,546,923
65,015,098		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	65,015,098
		TOTAL	302,267,966
		Finance - Equipment--0.3%
29,070,772		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	29,034,895
23,238,823		GE Equipment Small Ticket LLC Series 2005-2, Class A1, 4.556%, 12/22/2006	23,238,823
9,926,909	[1]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	9,926,910
		TOTAL	62,200,628
		TOTAL ASSET-BACKED SECURITIES	364,468,594
		CERTIFICATES OF DEPOSIT--10.4%
		Banking--10.4%
100,000,000		BNP Paribas SA, 4.425%, 3/13/2006	100,000,000
35,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	35,000,605
200,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	200,000,000
30,000,000		Citibank N.A., New York, 4.645%, 7/10/2006	29,997,980
285,000,000		Citizens Bank N.A., 4.470% - 4.540%, 3/14/2006 - 4/13/2006	285,008,604
75,000,000		Credit Suisse, Zurich, 4.540%, 3/2/2006	75,000,000
150,000,000		DePfa Bank PLC, 4.510%, 4/10/2006	150,000,000
250,000,000		Deutsche Bank AG, 4.500% - 4.765%, 10/13/2006 - 10/27/2006	250,000,000
140,000,000		Dexia Bank, Belgium, 4.305% - 4.330%, 2/1/2006 - 9/29/2006	139,873,152
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$289,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007	$288,997,460
95,000,000		Societe Generale, Paris, 4.760% - 4.785%, 10/27/2006	95,002,694
120,000,000		SunTrust Bank, 3.980%, 2/21/2006	120,000,000
43,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	43,001,004
420,000,000		Toronto Dominion Bank, 3.570% - 3.890%, 2/13/2006 - 7/5/2006	420,000,108
88,000,000		WestLB AG (GTD), 4.395%, 2/13/2006	88,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,319,881,607
		COLLATERALIZED LOAN AGREEMENTS--14.5%
		Banking--4.8%
100,000,000		Bank of America N.A., 4.580%, 2/1/2006	100,000,000
293,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	293,000,000
680,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	680,000,000
		TOTAL	1,073,000,000
		Brokerage--9.7%
900,000,000		Citigroup Global Markets, Inc., 4.530% - 4.600%, 2/1/2006	900,000,000
818,000,000		Goldman Sachs & Co., 4.570% - 4.600%, 2/1/2006	818,000,000
430,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	430,000,000
		TOTAL	2,148,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,221,000,000
		COMMERCIAL PAPER--24.6% [2]
		Banking--7.7%
22,000,000		Bank of America Corp., 4.400%, 3/24/2006	21,862,867
120,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 4.205%, 2/7/2006	119,915,900
80,800,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.215% - 4.290%, 2/8/2006 - 2/27/2006	80,606,623
85,000,000		Dexia Delaware LLC, 4.165%, 2/1/2006	85,000,000
122,149,000	[1]	Fountain Square Commercial Funding Corp., 4.230% - 4.550%, 2/7/2006 - 5/23/2006	121,038,847
345,000,000		HBOS Treasury Services PLC, 4.205% - 4.400%, 2/8/2006 - 3/28/2006	343,273,965
75,000,000	[1]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.350%, 3/6/2006	74,700,938
80,000,000		Landesbank Baden-Wuerttemberg, 4.230%, 2/10/2006	79,915,400
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Banking--continued
$273,724,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.280% - 4.590%, 2/1/2006 - 7/12/2006	$273,086,374
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.420%, 3/7/2006	15,235,000
501,823,000	[1]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.270% - 4.520%, 2/3/2006 - 7/10/2006	499,715,656
		TOTAL	1,714,351,570
		Brokerage--0.3%
70,000,000		Morgan Stanley, 4.350%, 2/6/2006	69,957,708
		Finance - Automotive--4.8%
482,200,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.850% - 4.610%, 2/2/2006 - 7/17/2006	479,650,098
593,500,000		FCAR Auto Loan Trust, A1/P1 Series, 4.310% - 4.600%, 2/2/2006 - 7/17/2006	590,301,577
		TOTAL	1,069,951,675
		Finance - Commercial--1.3%
123,000,000		CIT Group, Inc., 4.230% - 4.400%, 2/2/2006 - 3/23/2006	122,685,867
40,397,000	[1]	Fairway Finance Co. LLC, 4.420%, 3/17/2006	40,178,766
42,297,000	[1]	Jupiter Securitization Corp., 4.390%, 2/14/2006	42,229,948
94,256,000	[1]	Three Rivers Funding Corp., 4.310% - 4.320%, 2/1/2006 - 2/3/2006	94,237,843
		TOTAL	299,332,424
		Finance - Retail--5.8%
309,000,000	[1]	Alpine Securitization Corp., 4.330% - 4.520%, 2/1/2006 - 3/24/2006	307,400,540
81,424,000	[1]	Chariot Funding LLC, 4.520%, 3/1/2006	81,137,749
118,150,000	[1]	Compass Securitization LLC, 4.400% - 4.440%, 2/21/2006 - 3/15/2006	117,637,230
149,800,000	[1]	PREFCO-Preferred Receivables Funding Co., 4.520%, 2/28/2006 - 3/1/2006	149,281,440
279,000,000	[1]	Paradigm Funding LLC, 4.340% - 4.390%, 2/2/2006 - 3/14/2006	278,777,501
347,674,000	[1]	Sheffield Receivables Corp., 4.190% - 4.380%, 2/6/2006 - 3/10/2006	347,151,050
		TOTAL	1,281,385,510
		Finance - Securities--3.9%
211,000,000	[1]	Galaxy Funding Inc., 4.210% - 4.570%, 2/6/2006 - 5/1/2006	210,324,608
38,231,000	[1]	Georgetown Funding Co. LLC, 4.548%, 3/20/2006	38,101,110
63,500,000	[1]	Grampian Funding LLC, 4.360% - 4.590%, 3/7/2006 - 7/21/2006	62,407,135
148,106,000	[1]	Perry Global Funding LLC Series A, 4.220% - 4.390%, 2/6/2006 - 3/15/2006	147,488,053
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--continued
$200,000,000	[1]	Scaldis Capital LLC, 4.340% - 4.500%, 2/7/2006 - 2/27/2006	$199,602,667
210,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.340% - 4.525%, 3/1/2006 - 5/17/2006	208,842,910
		TOTAL	866,766,483
		Insurance--0.8%
169,000,000	[1]	Aspen Funding Corp., 4.150% - 4.380%, 2/1/2006 - 3/14/2006	168,601,456
		TOTAL COMMERCIAL PAPER	5,470,346,826
		CORPORATE BONDS--0.5%
		Banking--0.2%
40,000,000		Citigroup, Inc., 4.625%, 3/20/2006	40,003,362
		Finance - Retail--0.3%
66,325,000		SLM Corp., 4.691% - 4.792%, 4/25/2006 - 9/15/2006	66,385,260
		TOTAL CORPORATE BONDS	106,388,622
		CORPORATE NOTES--1.2%
		Finance - Securities--1.2%
125,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.970% - 3.980%, 7/20/2006 - 7/25/2006	124,997,077
103,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.612% - 4.150%, 6/9/2006 - 8/8/2006	102,958,116
29,000,000	[1]	Sigma Finance, Inc., 4.830%, 1/30/2007	29,000,000
		TOTAL CORPORATE NOTES	256,955,193
		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 4.503%, 5/19/2006	55,500,000
		NOTES - VARIABLE --33.8% [3]
		Banking--13.9%
5,050,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	5,050,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris, N.A. LOC), 4.590%, 2/2/2006	2,365,000
1,890,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,890,000
5,205,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.660%, 2/2/2006	5,205,000
1,245,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	1,245,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,800,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 4.590%, 2/2/2006	$3,800,000
1,315,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,315,000
3,050,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	3,050,000
34,340,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	34,340,000
12,075,000		American Self Storage Corp., Series 2002, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	12,075,000
7,450,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 4.640%, 2/2/2006	7,450,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by Ambac Financial Group, Inc.), 4.540%, 2/1/2006	12,000,000
4,305,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 4.550%, 2/2/2006	4,305,000
7,640,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	7,640,000
5,715,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,715,000
73,000,000	[1]	Bank of New York Co., Inc., 4.580%, 2/27/2006	73,000,000
200,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	199,985,267
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 4.640%, 2/2/2006	4,000,000
17,020,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.580%, 2/2/2006	17,020,000
8,020,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 4.610%, 2/1/2006	8,020,000
4,220,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 4.634%, 2/1/2006	4,220,000
5,060,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.540%, 2/3/2006	5,060,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,205,000
5,970,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	5,970,000
22,496,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	22,496,000
3,273,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,273,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$17,995,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	$17,995,000
7,331,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	7,331,000
534,000		Capital One Funding Corp., Series 1994-A, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	534,000
1,105,000		Capital One Funding Corp., Series 1994-D, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,105,000
3,722,000		Capital One Funding Corp., Series 1995-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,722,000
1,312,000		Capital One Funding Corp., Series 1995-F, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,312,000
3,310,000		Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,310,000
7,469,000		Capital One Funding Corp., Series 2001-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	7,469,000
11,100,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	11,100,000
6,595,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	6,595,000
3,760,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 4.850%, 2/2/2006	3,760,000
3,805,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 4.590%, 2/2/2006	3,805,000
840,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	840,000
1,740,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 4.470%, 2/1/2006	1,740,000
11,180,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 4.610%, 2/2/2006	11,180,000
8,580,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 4.740%, 2/3/2006	8,580,000
33,810,000		Cook County, IL, Series 2002 A, 4.560%, 2/1/2006	33,810,000
5,765,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 4.550%, 2/2/2006	5,765,000
189,000,000		Credit Suisse, Zurich, 4.400% - 4.500%, 2/13/2006 - 3/29/2006	189,008,321
13,500,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 4.630%, 2/2/2006	13,500,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 4.560%, 2/2/2006	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$2,860,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.640%, 2/1/2006	$2,860,000
1,750,000		EPCO Carbondioxide Products, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 4.630%, 2/2/2006	1,750,000
5,300,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	5,300,000
6,235,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	6,235,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,200,000
43,000,000		First Tennessee Bank, N.A., 4.390%, 2/27/2006	43,000,849
1,400,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 4.550%, 2/2/2006	1,400,000
13,720,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	13,720,000
2,930,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 4.500%, 2/2/2006	2,930,000
37,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 4.520%, 2/1/2006	37,700,000
14,150,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	14,150,000
340,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.379% - 4.443%, 2/8/2006 - 2/21/2006	340,000,000
5,830,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,830,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 4.540%, 2/2/2006	8,860,000
369,700,000		HBOS Treasury Services PLC, 4.435% - 4.569%, 2/1/2006 - 3/24/2006	369,704,070
349,000,000	[1]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	349,000,000
5,550,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,550,000
8,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 4.500%, 2/2/2006	8,210,000
10,350,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	10,350,000
3,430,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 4.660%, 2/2/2006	3,430,000
3,725,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 4.730%, 2/1/2006	3,725,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 4.590%, 2/2/2006	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,130,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	$3,130,000
1,900,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	1,900,000
4,740,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 4.560%, 2/3/2006	4,740,000
5,165,000	[1]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.540%, 2/1/2006	5,165,000
4,785,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,785,000
470,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 4.790%, 2/2/2006	470,000
12,045,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 4.640%, 2/7/2006	12,045,000
18,435,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 4.470%, 2/1/2006	18,435,000
1,260,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 4.700%, 2/2/2006	1,260,000
4,810,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 4.590%, 2/3/2006	4,810,000
47,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 4.440%, 2/15/2006	47,200,000
1,898,000		Midwest Funding Corp., Series 1992-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,898,000
8,975,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	8,975,000
4,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	4,200,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 4.550%, 2/2/2006	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/1/2006	10,790,000
6,175,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.550%, 2/2/2006	6,175,000
12,150,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 4.500%, 2/2/2006	12,150,000
82,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	82,800,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$7,735,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 4.550%, 2/2/2006	$7,735,000
10,505,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	10,505,000
5,100,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,100,000
87,300,000		PNC Bank, N.A., 4.450% - 4.525%, 2/21/2006 - 3/1/2006	87,295,726
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 4.490%, 2/2/2006	11,000,000
4,460,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 4.620%, 2/2/2006	4,460,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 4.600%, 2/1/2006	6,650,000
15,000,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 4.590%, 2/2/2006	15,000,000
1,577,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	1,577,000
6,300,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	6,300,000
9,485,000		Rollins College, Series 1998, (SunTrust Bank LOC), 4.470%, 2/1/2006	9,485,000
60,000,000		Royal Bank of Canada, Montreal, 4.537%, 3/1/2006	60,021,544
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 4.540%, 2/2/2006	19,000,000
3,855,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 4.520%, 2/1/2006	3,855,000
2,786,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	2,786,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	14,390,000
50,000,000	[1]	Societe Generale, Paris, 4.355%, 2/2/2006	50,000,000
11,545,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 4.550%, 2/2/2006	11,545,000
57,765,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 4.520%, 2/2/2006	57,765,000
3,480,000		Springfield Ltd. Partnership, (UBS AG LOC), 4.530%, 2/2/2006	3,480,000
1,230,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.760%, 2/2/2006	1,230,000
1,950,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 4.660%, 2/2/2006	1,950,000
13,280,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 4.540%, 2/1/2006	13,280,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$6,260,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	$6,260,000
75,000,000	[1]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 4.500% - 4.519%, 3/21/2006 - 3/28/2006	75,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	9,300,000
1,200,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	1,200,000
1,354,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	1,354,000
2,645,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	2,645,000
1,330,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	1,330,000
195,250,000		Wells Fargo & Co., 4.435%, 2/2/2006	195,250,106
10,575,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 4.640%, 2/2/2006	10,575,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 4.490%, 3/13/2006	25,000,000
10,195,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 4.640%, 2/2/2006	10,195,000
5,015,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,015,000
34,900,000		World Wildlife Fund, Inc., Series 2000 B, (Insured by Ambac Financial Group, Inc.), 4.540%, 2/2/2006	34,900,000
		TOTAL	3,091,422,883
		Brokerage--5.7%
227,000,000		Goldman Sachs Group, Inc., 4.389% - 4.449%, 2/1/2006 - 2/8/2006	227,009,904
50,000,000	[1]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	50,003,041
124,000,000		Merrill Lynch & Co., Inc., 4.420% - 4.450%, 2/6/2006 - 2/15/2006	124,000,000
240,000,000	[1]	Merrill Lynch & Co., Inc., 4.637%, 2/13/2006	240,000,541
633,800,000		Morgan Stanley, 4.420% - 4.620%, 2/1/2006 - 2/27/2006	633,803,784
		TOTAL	1,274,817,270
		Electrical Equipment--0.3%
2,600,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 4.510%, 2/2/2006	2,600,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 4.570%, 2/6/2006	58,656,672
		TOTAL	61,256,672
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Commercial--2.4%
$100,000,000	[1]	Fairway Finance Co. LLC, 4.390% - 4.440%, 2/13/2006 - 2/21/2006	$99,998,696
436,100,000	[1]	General Electric Capital Corp., 4.519% - 4.570%, 2/9/2006 - 2/17/2006	436,100,000
		TOTAL	536,098,696
		Finance - Retail--2.7%
100,000,000	[1]	Compass Securitization LLC, 4.345% - 4.395%, 2/6/2006 - 2/13/2006	379,993,670
225,000,000	[1]	Paradigm Funding LLC, 4.390% - 4.510%, 2/13/2006 - 2/27/2006	224,997,271
		TOTAL	604,990,941
		Finance - Securities--4.2%
122,500,000	[1]	Beta Finance, Inc., 4.373% - 4.480%, 2/15/2006 - 2/22/2006	122,547,411
59,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 4.370% - 4.515%, 2/1/2006 - 2/27/2006	59,002,948
746,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.320% - 4.530%, 2/1/2006 - 2/27/2006	745,974,286
		TOTAL	927,524,645
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 4.490%, 2/2/2006	7,945,000
46,715,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.490%, 2/2/2006	46,715,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 4.510%, 2/2/2006	5,350,000
		TOTAL	60,010,000
		Insurance--3.7%
21,900,000		Albuquerque, NM, Series 2000 A, (Insured by MBIA Insurance Corp.), 4.490%, 2/1/2006	21,900,000
54,000,000		Genworth Life Insurance Company, 4.500%, 3/1/2006	54,000,000
50,000,000		Hartford Life Insurance Co., 4.420% - 4.580%, 2/1/2006 - 3/1/2006	50,000,000
67,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	67,000,000
100,000,000	[1]	MBIA Global Funding LLC, 4.402%, 2/13/2006	100,000,000
105,000,000		Metropolitan Life Insurance Co., 4.390% - 4.670%, 2/1/2006 - 4/3/2006	105,000,000
152,000,000		Monumental Life Insurance Co., 4.500% - 4.637%, 2/1/2006 - 3/1/2006	152,000,000
90,000,000		New York Life Insurance Co., 4.510%, 3/1/2006	90,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 4.670%, 3/1/2006	125,000,000
66,000,000		Travelers Insurance Co., 4.460% - 4.621%, 2/21/2006 - 3/28/2006	66,000,000
		TOTAL	830,900,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Pharmaceuticals And Health Care--0.6%
$128,000,000	[1]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.355%, 2/1/2006	$128,000,000
		TOTAL NOTES - VARIABLE	7,515,021,107
		TIME DEPOSITS--5.8%
		Banking--5.8%
190,000,000		Chase Bank USA, N.A., 4.500%, 2/1/2006	190,000,000
140,000,000		Deutsche Bank AG, 4.500%, 2/1/2006	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 4.400%, 2/1/2006	250,000,000
700,000,000		Societe Generale, Paris, 4.480%, 2/1/2006	700,000,000
		TOTAL TIME DEPOSITS	1,280,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--7.1%
574,165,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying security at the end of the period was $2,958,000,001.	574,165,000
70,000,000		Interest in $125,000,000 joint repurchase agreement 4.240%, dated 1/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/15/2032 for $125,014,722 on 2/1/2006. The market value of the underlying securities at the end of the period was $128,753,339.	70,000,000
200,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Morgan Stanley and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	200,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement 4.350%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,012,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,001,794.	75,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		Interest in $200,000,000 joint repurchase agreement 4.440%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/1/2036 for $200,024,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $204,002,218.	$200,000,000
450,000,000		Interest in $1,470,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,470,182,525 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,509,181,381.	450,000,000
		TOTAL REPURCHASE AGREEMENTS	1,569,165,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	22,293,786,240
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(62,650,852)
		TOTAL NET ASSETS--100%	$22,231,135,388

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $6,948,213,411 which represents 31.3% of total net assets.

2 Discount rate at the time of purchase.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	94.6%
U.S. Treasury Securities	6.1%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.5%
8-30 Days	6.1%
31-90 Days	0.0%
91-180 Days	3.0%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--6.1%
		U.S. Treasury Notes--6.1%
$43,500,000		United States Treasury Notes, 2.500%, 5/31/2006	$43,361,248
86,500,000		United States Treasury Notes, 2.500%, 10/31/2006	85,437,864
261,000,000		United States Treasury Notes, 2.750%, 6/30/2006	259,975,169
87,000,000		United States Treasury Notes, 2.750%, 7/31/2006	86,503,086
167,000,000		United States Treasury Notes, 2.875%, 11/30/2006	164,820,667
62,750,000		United States Treasury Notes, 3.125%, 1/31/2007	61,874,932
84,750,000		United States Treasury Notes, 7.000%, 7/15/2006	85,698,698
		TOTAL U.S. TREASURY	787,671,664
		REPURCHASE AGREEMENTS--94.6%
1,000,000,000		$1,000,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which ABN AMRO Bank NV, New York, will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,000,121,944 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,851.	1,000,000,000
1,268,000,000		$1,268,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,268,154,978 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,293,360,436.	1,268,000,000
656,526,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	656,526,000
500,000,000		$500,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which Bear Stearns and Co., Inc., will repurchase U.S. Treasury securities with various maturities to 11/15/2008 for $500,061,111 on 2/1/2006. The market value of the underlying securities at the end of the period was $510,833,378.	500,000,000
100,000,000		$100,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which CIBC World Markets Corp., will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for $100,012,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,000,205.	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		$200,000,000 repurchase agreement 4.35%, dated 1/31/2006, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security with a maturity of 12/31/2007 for $200,024,167 on 2/1/2006. The market value of the underlying security at the end of the period was $204,003,283.	$200,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement 4.29%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $100,011,917 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,013,022.	90,000,000
2,121,000,000		Interest in $2,500,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 1/15/2016 for $2,500,304,861 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,550,311,837.	2,121,000,000
1,000,000,000		$1,000,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which Fortis Securities LLC, will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,122,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,217.	1,000,000,000
250,000,000		$250,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which HSBC Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $250,030,486 on 2/1/2006. The market value of the underlying securities at the end of the period was $255,002,294.	250,000,000
1,311,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which J.P. Morgan Securities Inc., will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,700,207,306 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,272,998.	1,311,000,000
745,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	745,000,000
500,000,000		$500,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 8/15/2019 for $500,060,972 on 2/1/2006. The market value of the underlying securities at the end of the period was $510,666,127.	500,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$777,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 4.40%, dated 1/25/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $903,520,000 on 2/27/2006. The market value of the underlying securities at the end of the period was $921,253,748.	$777,000,000
200,000,000		$200,000,000 repurchase agreement 4.38%, dated 1/31/2006, under which Societe Generale, London, will repurchase U.S. Treasury securities with various maturities to 10/15/2010 for $200,024,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $204,000,017.	200,000,000
121,021,000		Interest in $131,021,000 joint repurchase agreement 4.30%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $131,036,650 on 2/1/2006. The market value of the underlying securities at the end of the period was $133,643,828.	121,021,000
1,311,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.40%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,700,207,778 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,007,096.	1,311,000,000
		TOTAL REPURCHASE AGREEMENTS	12,150,547,000
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [2]	12,938,218,664
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(87,229,651)
		TOTAL NET ASSETS--100%	$12,850,989,013
1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2006 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$8,074,500,000	$1,569,165,000	$12,150,547,000
Investments in securities	2,170,056,211	20,724,621,240	787,671,664
Total investments in securities, at amortized cost and value	10,244,556,211	22,293,786,240	12,938,218,664
Cash	--	65,918	--
Income receivable	27,972,947	55,717,721	4,456,937
Receivable for shares sold	314,568	5,560,618	674,004
TOTAL ASSETS	10,272,843,726	22,355,130,497	12,943,349,605
Liabilities:
Payable for investments purchased	2,291,000	75,000,000	61,880,349
Payable for shares redeemed	5,036,356	2,565,855	480,019
Payable to bank	805,493	--	1,574
Payable for Directors'/Trustees' fees	9,463	10,038	12,783
Payable for account administration fee (Note 5)	12,060	7,935	140,083
Payable for distribution services fee (Note 5)	12,142	--	140,083
Payable for shareholder services fee (Note 5)	695,994	1,140,970	1,180,563
Income distribution payable	15,345,029	44,916,377	28,372,816
Accrued expenses	169,369	353,934	152,322
TOTAL LIABILITIES	24,376,906	123,995,109	92,360,592
TOTAL NET ASSETS	$10,248,466,820	22,231,135,388	12,850,989,013
Net Assets Consist of:
Paid-in capital	$10,248,404,726	22,231,258,135	12,851,021,259
Accumulated net realized loss on investments	--	(12,453)	--
Undistributed (distributions in excess of) net investment income	62,094	(110,294)	(32,246)
TOTAL NET ASSETS	$10,248,466,820	22,231,135,388	12,850,989,013

Statements of Assets and Liabilities - continued

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Net Assets:
Institutional Shares	$6,725,102,864	$16,680,396,088	$6,140,397,974
Institutional Service Shares	3,133,325,887	5,507,709,887	5,261,320,702
Institutional Capital Shares	340,639,535	--	684,343,960
Trust Shares	49,398,534	43,029,413	764,926,377
TOTAL NET ASSETS	10,248,466,820	22,231,135,388	12,850,989,013
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	6,724,828,103	16,680,288,089	6,140,198,334
Institutional Service Shares	3,133,526,576	5,507,940,624	5,261,568,392
Institutional Capital Shares	340,651,039	--	684,240,410
Trust Shares	49,399,016	43,028,934	765,014,123
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2006 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$186,986,953	$435,115,452	$244,388,646
Expenses:
Investment adviser fee (Note 5)	9,459,725	21,793,657	12,663,167
Administrative personnel and services fee (Note 5)	3,770,477	8,686,515	5,047,312
Account administrative fee--Trust Shares (Note 5)	99,739	40,131	705,863
Custodian fees	193,716	466,948	264,902
Transfer and dividend disbursing agent fees and expenses	162,720	179,328	76,066
Directors'/Trustees' fees	31,593	79,375	51,253
Auditing fees	7,995	7,995	7,996
Legal fees	4,434	7,079	4,888
Portfolio accounting fees	100,848	94,862	101,072
Distribution services fee--Trust Shares (Note 5)	99,739	40,132	705,863
Shareholder services fee--Institutional Shares (Note 5)	7,637,864	20,569,224	7,483,236
Shareholder services fee--Institutional Service Shares (Note 5)	3,697,543	6,609,871	6,724,080
Shareholder services fee--Institutional Capital Shares (Note 5)	386,641	--	915,327
Share registration costs	60,009	77,826	43,542
Printing and postage	21,004	24,700	7,846
Insurance premiums	33,213	74,829	44,721
Miscellaneous	30,298	60,419	34,391
TOTAL EXPENSES	25,797,558	58,812,891	34,881,525
Waivers (Note 5):
Waiver of investment adviser fee	(4,018,223)	(8,842,797)	(5,151,096)
Waiver of administrative personnel and services fee	(166,322)	(383,131)	(222,645)
Waiver of shareholder services fee--Institutional Shares	(7,637,864)	(20,569,224)	(7,483,236)
Waiver of shareholder services fee--Institutional Capital Shares	(231,984)	--	(549,196)
TOTAL WAIVERS	(12,054,393)	(29,795,152)	(13,406,173)
Net expenses	13,743,165	29,017,739	21,475,352
Net investment income	$173,243,788	$406,097,713	$222,913,294
Net realized gain on investments	--	6,993	--
Change in net assets resulting from operations	$173,243,788	$406,104,706	$222,913,294

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,243,788	$172,438,416
Net realized gain on investments	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	173,243,788	172,438,416
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(114,433,421)	(114,471,130)
Institutional Service Shares	(51,812,631)	(55,404,715)
Institutional Capital Shares	(5,683,629)	(1,950,254)
Trust Shares	(1,284,103)	(624,264)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,213,784)	(172,450,363)
Share Transactions:
Proceeds from sale of shares	75,302,107,699	87,120,054,501
Net asset value of shares issued to shareholders in payment of distributions declared	93,664,026	89,911,597
Cost of shares redeemed	(73,982,634,160)	(86,572,564,132)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,413,137,565	637,401,966
Change in net assets	1,413,167,569	637,390,019
Net Assets:
Beginning of period	8,835,299,251	8,197,909,232
End of period	$10,248,466,820	$8,835,299,251
Undistributed (distributions in excess of) net investment income	$62,094	$32,090

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$406,097,713	$403,067,223
Net realized gain on investments	6,993	6,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	406,104,706	403,074,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(312,028,351)	(310,331,174)
Institutional Service Shares	(94,026,370)	(91,678,641)
Institutional Capital Shares	--	--
Trust Shares	(525,149)	(559,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(406,579,870)	(402,568,923)
Share Transactions:
Proceeds from sale of shares	127,356,405,841	195,969,796,916
Net asset value of shares issued to shareholders in payment of distributions declared	170,574,108	158,142,824
Cost of shares redeemed	(126,650,236,868)	(196,153,055,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	876,743,081	(25,115,561)
Change in net assets	876,267,917	(24,610,273)
Net Assets:
Beginning of period	21,354,867,471	21,379,477,744
End of period	$22,231,135,388	$21,354,867,471
Undistributed (distributions in excess of) net investment income	$(110,294)	$371,863

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$222,913,294	$242,236,047
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(109,449,901)	(128,528,475)
Institutional Service Shares	(91,447,914)	(92,576,050)
Institutional Capital Shares	(12,983,791)	(13,288,865)
Trust Shares	(9,063,934)	(7,840,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(222,945,540)	(242,233,645)
Share Transactions:
Proceeds from sale of shares	34,098,766,506	62,185,884,386
Net asset value of shares issued to shareholders in payment of distributions declared	73,121,611	78,502,143
Cost of shares redeemed	(33,371,016,662)	(62,117,771,017)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	800,871,455	146,615,512
Change in net assets	800,839,209	146,617,914
Net Assets:
Beginning of period	12,050,149,804	11,903,531,890
End of period	$12,850,989,013	$12,050,149,804
Distributions in excess of net investment income	$(32,246)	$--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The financial highlights of the Institutional Shares, Institutional Services Shares and Institutional Capital Shares are presented separately. All shares of each Fund have equal rights with respect to voting, except on class-specific matters.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control", as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Government Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	64,702,906,028	$64,702,906,028	68,840,529,646	$68,840,529,646
Shares issued to shareholders in payment of distributions declared	60,980,271	60,980,271	59,531,634	59,531,634
Shares redeemed	(63,760,935,696)	(63,760,935,696)	(68,312,442,051)	(68,312,442,051)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,002,950,603	$1,002,950,603	587,619,229	$587,619,229

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,158,842,202	$10,158,842,202	17,692,054,657	$17,692,054,657
Shares issued to shareholders in payment of distributions declared	26,974,538	26,974,538	28,370,500	28,370,492
Shares redeemed	(9,812,002,905)	(9,812,002,905)	(17,997,158,534)	(17,997,158,534)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	373,813,835	$373,813,835	(276,733,377)	$(276,733,385)

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	275,653,359	$275,653,359	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	5,679,057	5,679,057	1,953,531	1,953,531
Shares redeemed	(239,302,888)	(239,302,888)	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	42,029,528	$42,029,528	298,621,511	$298,621,511

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	164,706,110	$164,706,110	190,462,480	$190,462,480
Shares issued to shareholders in payment of distributions declared	30,160	30,160	55,940	55,940
Shares redeemed	(170,392,671)	(170,392,671)	(162,623,809)	(162,623,809)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(5,656,401)	$(5,656,401)	27,894,611	$27,894,611
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,413,137,565	$1,413,137,565	637,401,974	$637,401,966

Prime Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,816,249,742	$103,816,249,742	152,484,780,713	$152,484,780,713
Shares issued to shareholders in payment of distributions declared	140,468,167	140,468,167	129,187,873	129,187,873
Shares redeemed	(102,876,869,699)	(102,876,869,699)	(153,533,043,698)	(153,533,043,698)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,079,848,210	$1,079,848,210	(919,075,112)	$(919,075,112)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,427,494,750	$23,427,494,750	43,291,731,228	$43,291,731,228
Shares issued to shareholders in payment of distributions declared	29,887,458	29,887,458	28,658,863	28,658,806
Shares redeemed	(23,677,083,130)	(23,677,083,130)	(42,417,391,466)	(42,417,391,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(219,700,922)	$(219,700,922)	902,998,625	$902,998,568

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	112,661,349	$112,661,349	193,284,975	$193,284,975
Shares issued to shareholders in payment of distributions declared	218,483	218,483	296,145	296,145
Shares redeemed	(96,284,039)	(96,284,039)	(202,620,137)	(202,620,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	16,595,793	$16,595,793	(9,039,017)	$(9,039,017)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	876,743,081	$876,743,081	(25,115,504)	$(25,115,561)

Treasury Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,088,473,520	$20,088,473,520	33,844,927,635	$33,844,927,635
Shares issued to shareholders in payment of distributions declared	54,440,662	54,440,662	59,642,933	59,642,933
Shares redeemed	(19,735,661,667)	(19,735,661,667)	(33,729,830,302)	(33,729,830,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	407,252,515	$407,252,515	174,740,266	$174,740,266

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,144,356,734	$11,144,356,734	20,751,297,064	$20,751,297,064
Shares issued to shareholders in payment of distributions declared	16,534,512	16,534,512	16,731,340	16,731,340
Shares redeemed	(11,145,249,002)	(11,145,249,002)	(20,487,277,725)	(20,487,277,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,642,244	$15,642,244	280,750,679	$280,750,679

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,255,977,006	$2,255,977,006	5,303,145,483	$5,303,145,483
Shares issued to shareholders in payment of distributions declared	1,406,551	1,406,551	1,116,708	1,116,708
Shares redeemed	(2,195,820,721)	(2,195,820,721)	(5,553,358,330)	(5,553,358,330)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	61,562,836	$61,562,836	(249,096,139)	$(249,096,139)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	609,959,246	$609,959,246	2,286,514,204	$2,286,514,204
Shares issued to shareholders in payment of distributions declared	739,886	739,886	1,011,162	1,011,162
Shares redeemed	(294,285,272)	(294,285,272)	(2,347,304,660)	(2,347,304,660)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	316,413,860	$316,413,860	(59,779,294)	$(59,779,294)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	800,871,455	$800,871,455	146,615,512	$146,615,512

1 For period from January 18, 2005 (start of performance) to July 31, 2005.

4. FEDERAL TAX INFORMATION

At July 31, 2005, Prime Obligations Fund had a capital loss carryforward of $19,446 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.20% of each Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2006, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$4,018,223
Prime Obligations Fund	$8,842,797
Treasury Obligations Fund	$5,151,096

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Account Administration Fee

The Funds each pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that each Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the six months ended January 31, 2006, FSC retained $207 of fees paid by Government Obligations Fund, and retained $373 of fees paid by Prime Obligations Fund, and did not retain any fees paid by Treasury Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time.

For the six months ended January 31, 2006, FSSC voluntarily waived the following fees:

Fund	Shareholder Services Fee Waiver
Government Obligations Fund	$ 7,869,848
Prime Obligations Fund	$20,569,224
Treasury Obligations Fund	$ 8,032,432

For the six months ended January 31, 2006, FSSC retained the following fees paid by the Funds:

Fund	Shareholder Services Fees Retained
Government Obligations Fund	$18,514
Prime Obligations Fund	$21,042
Treasury Obligations Fund	$21,783

For the six months ended January 31, 2006, Institutional Capital Shares for Prime Obligations Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, Prime Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: a Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to a Fund and its shareholders by the Federated organization in addition to investment advisory services; and a Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to a Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in a Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to a Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of the Funds' advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing a Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about a Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; a Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to a Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by a Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which a Fund competes. A Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on a Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, Government Obligations Fund's and Treasury Obligations Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, Government Obligations Fund's and Treasury Obligations Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. Prime Obligations Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed Prime Obligations Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of Prime Obligations Fund. During the year ending December 31, 2004, Prime Obligations Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing a Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about a Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in a Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how a Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Funds' "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Funds are also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Funds gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

30075 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)
January 31, 2006 [5]	$1.00	0.018	--		0.018	(0.018)

Municipal Obligations Fund
July 31, 2001	$1.00	0.037	--		0.037	(0.037)
July 31, 2002	$1.00	0.017	--		0.017	(0.017)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.008	(0.000	) [6]	0.008	(0.008)
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)
January 31, 2006 [5]	$1.00	0.013	(0.000	) [6]	0.013	(0.013)

Prime Cash Obligations Fund
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
January 31, 2006 [5]	$1.00	0.019	--		0.019	(0.019)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2006.

6 Represents less than $0.001.

7 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.02% on total return. (See Notes to Financial Statements, Note 5.)

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]		Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

$1.00	1.38%		0.31	% [4]	2.92	% [4]	0.24	% [4]	$ 298,625
$1.00	1.85%		0.31	% [4]	3.67	% [4]	0.24	% [4]	$ 340,640

$1.00	3.75%		0.30%		3.64%		0.29%		$ 157,035
$1.00	1.67%		0.30%		1.63%		0.28%		$ 196,824
$1.00	1.13%		0.30%		1.08%		0.27%		$ 416,036
$1.00	0.82%		0.30%		0.82%		0.27%		$ 265,345
$1.00	1.71%		0.28%		1.94%		0.28%		$1,061,717
$1.00	1.29%		0.28	% [4]	2.53	% [4]	0.27	% [4]	$1,011,953

$1.00	5.64%		0.30%		5.28%		0.27%		$ 516,333
$1.00	2.22%		0.30%		2.07%		0.26%		$ 894,934
$1.00	1.25%		0.30%		1.26%		0.26%		$ 690,099
$1.00	0.87%		0.30%		0.86%		0.26%		$ 634,504
$1.00	2.16%		0.28%		2.12%		0.26%		$ 709,195
$1.00	1.90	% [7]	0.26	% [4]	3.70	% [4]	0.28	% [4]	$ 666,335

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Prime Management Obligations Fund
July 31,2005 [3]	$1.00	0.015	--		0.015	(0.015)	--
January 31, 2006 [5]	$1.00	0.019	--		0.019	(0.019)	--

Prime Value Obligations Fund
July 31, 2001	$1.00	0.055	--		0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--		0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
July 31, 2005	$1.00	0.022	--		0.022	(0.022)	--
January 31, 2006 [5]	$1.00	0.019	--		0.019	(0.019)	--

Treasury Obligations Fund
July 31, 2001	$1.00	0.052	--		0.052	(0.052)	--
July 31, 2002	$1.00	0.019	0.001		0.020	(0.019)	(0.001)
July 31, 2003	$1.00	0.012	0.000	[6]	0.012	(0.012)	(0.000) [6]
July 31, 2004	$1.00	0.008	--		0.008	(0.008)	--
July 31, 2005	$1.00	0.020	--		0.020	(0.020)	--
January 31, 2006 [5]	$1.00	0.018	--		0.018	(0.018)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2006.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$ 817,205
(0.019)	$1.00	1.89%	0.26%	[4]	3.74%	[4]	0.30%	[4]	$ 865,148

(0.055)	$1.00	5.68%	0.28%		5.27%		0.29%		$ 445,538
(0.022)	$1.00	2.26%	0.29%		2.29%		0.27%		$ 506,382
(0.013)	$1.00	1.29%	0.29%		1.29%		0.27%		$ 387,288
(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$ 883,749
(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
(0.019)	$1.00	1.90%	0.28%	[4]	3.79%	[4]	0.25%	[4]	$1,311,381

(0.052)	$1.00	5.37%	0.30%		5.16%		0.24%		$ 611,386
(0.020)	$1.00	2.06%	0.30%		1.85%		0.24%		$ 577,516
(0.012)	$1.00	1.17%	0.30%		1.23%		0.24%		$ 623,407
(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$ 871,735
(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$ 622,744
(0.018)	$1.00	1.81%	0.30%	[4]	3.56%	[4]	0.24%	[4]	$ 684,344

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,018.50	$1.58
Municipal Obligations Fund	$1,000	$1,012.90	$1.42
Prime Cash Obligations Fund	$1,000	$1,019.00	$1.32
Prime Management Obligations Fund	$1,000	$1,018.90	$1.32
Prime Value Obligations Fund	$1,000	$1,019.00	$1.42
Treasury Obligations Fund	$1,000	$1,018.10	$1.53
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.64	$1.58
Municipal Obligations Fund	$1,000	$1,023.79	$1.43
Prime Cash Obligations Fund	$1,000	$1,023.89	$1.33
Prime Management Obligations Fund	$1,000	$1,023.89	$1.33
Prime Value Obligations Fund	$1,000	$1,023.79	$1.43
Treasury Obligations Fund	$1,000	$1,023.69	$1.53

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.31%
Municipal Obligations Fund	0.28%
Prime Cash Obligations Fund	0.26%
Prime Management Obligations Fund	0.26%
Prime Value Obligations Fund	0.28%
Treasury Obligations Fund	0.30%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	78.8%
U.S. Government Agency Securities	21.2%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.3%
8-30 Days	6.3%
31-90 Days	22.1%
91-180 Days	1.0%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities. Represents less than 0.1%.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--21.2%
$563,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.396%, 2/2/2006 - 4/4/2006	$563,300,713
231,520,000		Federal Home Loan Bank System Notes, 2.500% - 6.500%, 2/24/2006 - 1/23/2007	230,663,180
128,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 4.540%, 9/29/2006 - 1/17/2007	123,190,025
387,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.181% - 4.389%, 2/7/2006 - 3/27/2006	386,809,696
217,500,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.500%, 2/15/2006 - 2/15/2007	216,737,873
295,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.161% - 4.275%, 2/6/2006	294,997,224
354,357,500	[1]	Housing and Urban Development Floating Rate Note, 4.730%, 2/1/2006	354,357,500
		TOTAL GOVERNMENT AGENCIES	2,170,056,211
		REPURCHASE AGREEMENTS--78.8%
300,000,000		$300,000,000 repurchase agreement 4.44%, dated 1/31/2006, under which Banc of America Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $300,037,000 on 2/1/2006. The market value of the underlying securities at the end of the period was $306,000,000.	300,000,000
153,268,000		Interest in $1,400,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/19/2025 for $1,400,173,833 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,428,00,907.	153,268,000
260,088,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	260,088,000
1,041,480,000		Interest in $2,000,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which Bear Stearns and Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 1/1/2036 for $2,000,248,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,044,906,334.	1,041,480,000
45,000,000		$45,000,000 repurchase agreement 4.44%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 11/17/2015 for $45,005,550 on 2/1/2006. The market value of the underlying securities at the end of the period was $45,900,739.	45,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$603,000,000		Interest in $1,600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $1,600,198,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,636,011,144.	$603,000,000
300,000,000		Interest in $600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 1/1/2021 for $600,074,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $612,000,000.	300,000,000
700,000,000		Interest in $1,150,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Countrywide Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 6/25/2045 for $1,150,142,472 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,173,344,154.	700,000,000
230,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 4.40%, dated 12/13/2005, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2036 for $404,400,000 on 3/13/2006. The market value of the underlying securities at the end of the period was $416,815,729.	230,000,000
289,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.52%, dated 1/26/2006, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 3/1/2035 for $753,766,667 on 3/8/2006. The market value of the underlying securities at the end of the period was $780,671,224.	289,000,000
82,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.33%, dated 12/5/2005, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $201,443,333 on 2/3/2006. The market value of the underlying securities at the end of the period was $206,774,323.	82,000,000
368,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.44%, dated 1/3/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/15/2035 for $1,010,360,000 on 3/28/2006. The market value of the underlying securities at the end of the period was $1,042,351,439.	368,000,000
380,264,000		Interest in $1,760,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 1/15/2046 for $1,760,218,044 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,806,205,318.	380,264,000
100,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.47%, dated 1/23/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $200,745,000 on 2/22/2006. The market value of the underlying securities at the end of the period was $207,598,193.	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$243,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.62%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 12/1/2035 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $312,865,570.	$243,000,000
60,000,000	[3]	Interest in $60,000,000 joint repurchase agreement 4.31%, dated 1/6/2006, under which Dresdner Kleinwort Wassertstein, will repurchase U.S. Government Agency securities with various maturities to 12/1/2033 for $60,201,133 on 2/3/2006. The market value of the underlying securities at the end of the period was $61,959,505.	60,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement 4.24%, dated 1/31/2006, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 8/15/2032 for $125,014,722 on 2/1/2006. The market value of the underlying securities at the end of the period was $128,753,339.	45,000,000
100,000,000	[3]	Interest in $180,000,000 joint repurchase agreement 4.31%, dated 10/28/2005, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/25/2035 for $183,167,850 on 3/27/2006. The market value of the underlying securities at the end of the period was $185,401,493.	100,000,000
250,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was 1,837,509,127.	250,000,000
1,020,400,000		Interest in $3,000,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/1/2035 for $3,000,371,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $3,061,273,319.	1,020,400,000
366,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.28%, dated 11/17/2005, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 12/20/2035 for $758,470,833 on 2/21/2006. The market value of the underlying securities at the end of the period was 779,299,630.	366,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 4.35%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,012,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,001,794.	25,000,000
433,000,000	[3]	Interest in $950,000,000 joint repurchase agreement 4.46%, dated 1/4/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/15/2035 for $960,004,028 on 3/31/2006. The market value of the underlying securities at the end of the period was $981,654,742.	433,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$620,000,000		Interest in $1,470,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,470,182,525 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,509,181,381.	$620,000,000
60,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.50%, dated 1/23/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $503,937,500 on 3/28/2006. The market value of the underlying securities at the end of the period was $515,455,458.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	8,074,500,000
		TOTAL INVESTMENTS--100% (AT AMORTIZED COST) [4]	10,244,556,211
		OTHER ASSETS AND LIABILITIES - NET--0.0%	3,910,609
		TOTAL NET ASSETS--100%	$10,248,466,820

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	85.7%
Municipal Notes	11.4%
Commercial Paper	2.5%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	69.1%	Prime-1	95.8%
A-1	25.3%
A-2	2.9%	Prime-2	0.7%
Not rated by S&P	2.3%	Not rated by Moody's	3.1%
Other Assets and Liabilities--Net [2]	0.4%	Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At January 31, 2006, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.5%
8-30 Days	2.3%
31-90 Days	1.9%
91-180 Days	3.9%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Alabama--1.8%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.110%, 2/2/2006	$4,500,000
8,110,000		Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	8,110,000
4,230,000		Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	4,230,000
7,000,000		Birmingham, AL, Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.030%, 2/1/2006	7,000,000
1,715,000		Calhoun County, AL, Economic Development Council, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.250%, 2/1/2006	1,715,000
7,600,000		Columbia, AL, IDB, PCR (1995 Series D), Daily VRDNs (Alabama Power Co.), 3.120%, 2/1/2006	7,600,000
17,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.100%, 2/1/2006	17,000,000
3,725,000		East Central, AL, Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	3,725,000
5,200,000		Jefferson County, AL, Sewer System (Series 2003 B-6 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ), 3.020%, 2/2/2006	5,200,000
4,175,000		Mobile, AL, Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	4,175,000
3,150,000		North Sumter, AL, Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	3,150,000
13,275,000		Talladega County, AL, Special Obligation, School Warrants (Series 2003), Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.050%, 2/2/2006	13,275,000
		TOTAL	79,680,000
		Alaska--1.0%
4,845,000	[3]	Alaska Industrial Development and Export Authority (MT-129), Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	4,845,000
3,750,000	[3]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--continued
$24,500,000		Valdez, AK, Marine Terminal (Series 1994A), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	$24,500,000
6,015,000		Valdez, AK, Marine Terminal (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	6,015,000
4,700,000		Valdez, AK, Marine Terminal (Series 2002), 3.03% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2006	4,700,000
		TOTAL	43,810,000
		Arizona--0.1%
975,000		Arizona Health Facilities Authority (Series 2005C), Weekly VRDNs (Banner Health)/(FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.000%, 2/1/2006	975,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.050%, 2/2/2006	1,675,000
		TOTAL	2,650,000
		Arkansas--2.0%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/ (Danske Bank A/S LOC), 3.120%, 2/2/2006	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/2/2006	5,130,000
14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	14,000,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.330%, 2/2/2006	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.140%, 2/2/2006	7,100,000
		TOTAL	86,430,000
		California--6.9%
17,000,000		California PCFA (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.040%, 2/1/2006	17,000,000
1,700,000		California PCFA (Series 1995A), Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.070%, 2/1/2006	1,700,000
2,325,000		California PCFA (Series 1995A), Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	2,325,000
1,610,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC), 3.170%, 2/1/2006	1,610,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,400,000		California PCFA (Series 1997B), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	$1,400,000
1,130,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	1,130,000
2,400,000		California PCFA (Series 1999A), Weekly VRDNs (Atlas Disposal Industries LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.070%, 2/1/2006	2,400,000
2,305,000		California PCFA (Series 1999A), Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.070%, 2/1/2006	2,305,000
2,205,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	2,205,000
1,550,000		California PCFA (Series 2000A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	1,550,000
4,475,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	4,475,000
2,000,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	2,000,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	1,550,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	5,000,000
2,705,000		California PCFA (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	2,705,000
2,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.110%, 2/2/2006	2,000,000
1,740,000		California PCFA (Series 2002), Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	1,740,000
6,200,000		California PCFA (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	6,200,000
4,000,000		California PCFA (Series 2002A), Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	4,000,000
2,600,000		California PCFA (Series 2002A), Weekly VRDNs (SANCO Services LP)/(Union Bank of California LOC), 3.170%, 2/1/2006	2,600,000
4,615,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	4,615,000
2,825,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	2,825,000
4,400,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.110%, 2/2/2006	4,400,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	2,000,000
9,000,000	[3]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/ (Lehman Brothers Holdings, Inc. SWP), 3.130%, 2/1/2006	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/ (Wachovia Bank, N.A. LOC), 3.110%, 2/2/2006	$2,000,000
3,965,000		California PCFA (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	3,965,000
3,705,000		California PCFA (Series 2004A), Weekly VRDNs (MarBorg Industries)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	3,705,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	7,280,000
5,000,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	5,000,000
3,170,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank LOC), 3.120%, 2/1/2006	3,170,000
6,150,000		California PCFA (Series 2006A), Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	6,150,000
3,075,000		California PCFA (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/ (Comerica Bank LOC), 3.120%, 2/1/2006	3,075,000
10,450,000		California State Department of Water Resources Power Supply Program (Series 2002 B-2), Daily VRDNs (BNP Paribas SA LOC), 3.120%, 2/1/2006	10,450,000
17,600,000		California State Department of Water Resources Power Supply Program (Series 2005G-2), 3.15% TOBs (Lloyds TSB Bank PLC, London LOC), Optional Tender 2/2/2006	17,600,000
53,515,000	[3]	California State (Series 2005 SGB 62), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.050%, 2/2/2006	53,515,000
70,000,000		California State, 4.50% RANs, 6/30/2006	70,420,347
7,000,000	[3]	California State, Veterans Bonds ROCs (Series 438CE), Weekly VRDNs (Citibank, N.A., New York LIQ)/(Citibank, N.A., New York LOC), 3.100%, 2/2/2006	7,000,000
2,500,000	[3]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC), 3.080%, 2/2/2006	2,500,000
2,680,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC), 3.150%, 2/1/2006	2,680,000
6,000,000		California Statewide Communities Development Authority (Series 2004M), Weekly VRDNs (Kaiser Permanente), 3.030%, 2/1/2006	6,000,000
435,000		Los Angeles County, CA, IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC), 3.150%, 2/1/2006	435,000
9,200,000		Santa Clara County, CA, Housing Authority (Series 2005B: Timberwood Apartments), Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California LOC), 3.130%, 2/2/2006	9,200,000
		TOTAL	302,880,347
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--2.5%
$59,975,000	[3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.130%, 2/1/2006	$59,975,000
5,500,000	[3]	Denver, CO, City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,500,000
25,100,000		Denver, CO, City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Bayerische Landesbank GTD LIQ), 3.050%, 2/1/2006	25,100,000
14,660,000	[3]	Denver, CO, City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	14,660,000
6,300,000		Traer Creek Metropolitan Distirct, CO (Series 2004), Weekly VRDNs (BNP Paribas SA LOC), 3.070%, 2/1/2006	6,300,000
		TOTAL	111,535,000
		Connecticut--0.4%
500,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.000%, 2/1/2006	500,000
4,000,000		Connecticut State HEFA (Series 2004-B), Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC), 3.030%, 2/2/2006	4,000,000
13,200,000		Connecticut State HEFA (Series F), Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	13,200,000
165,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(WestLB AG GTD LIQ), 3.050%, 2/1/2006	165,000
165,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.050%, 2/1/2006	165,000
1,000,000		Hartford, CT, Redevelopment Authority, Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 2.990%, 2/2/2006	1,000,000
		TOTAL	19,030,000
		District of Columbia--1.0%
27,000,000	[3]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	27,000,000
13,000,000	[3]	District of Columbia HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	13,000,000
270,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.020%, 2/1/2006	270,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.120%, 2/2/2006	4,100,000
		TOTAL	44,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--2.8%
$10,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.030%, 2/2/2006	$10,000,000
30,000,000		Charlotte County, FL, (Series 2003A), Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America, N.A. LIQ), 3.020%, 2/2/2006	30,000,000
5,420,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.190%, 2/2/2006	5,420,000
10,865,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.140%, 2/2/2006	10,865,000
2,700,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	2,700,000
6,500,000		Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.130%, 2/1/2006	6,500,000
7,835,000	[3]	Hillsborough County, FL, Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	7,835,000
11,280,000	[3]	Hillsborough County, FL, Port District (MT-101), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen GTD LIQ), 3.100%, 2/2/2006	11,280,000
9,210,000		Manatee County, FL, PCR Refunding Bonds (Series 1994), Daily VRDNs (Florida Power & Light Co.), 3.050%, 2/1/2006	9,210,000
5,345,000	[3]	Miami-Dade County, FL, Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,345,000
7,635,000	[3]	Miami-Dade County, FL, HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	7,635,000
15,000,000		Miami-Dade County, FL, Water & Sewer Authority (Series 2005), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.020%, 2/2/2006	15,000,000
		TOTAL	121,790,000
		Georgia--1.4%
3,500,000	[3]	Atlanta, GA, Airport General Revenue (PA 926R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,500,000
11,435,000		Burke County, GA, Development Authority (Series 2000), Daily VRDNs (Oglethorpe Power Corp.)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/1/2006	11,435,000
2,970,000		Clayton County, GA, Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs (Ashton Forest Park LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	2,970,000
9,000,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	9,000,000
6,150,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.450%, 2/2/2006	6,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$800,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC), 3.090%, 2/2/2006	$800,000
4,810,000	[3]	Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	4,810,000
20,550,000		Municipal Electric Authority of Georgia (Series 1985A), Project 1, 3.05% CP (J.P. Morgan Chase Bank, N.A. LOC), Mandatory Tender 2/7/2006	20,550,000
2,600,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/ (Bank of America, N.A. LOC), 3.070%, 2/2/2006	2,600,000
		TOTAL	61,815,000
		Hawaii--0.1%
340,000	[3]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	340,000
2,215,000	[3]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,215,000
		TOTAL	2,555,000
		Illinois--4.5%
5,000,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.120%, 2/1/2006	5,000,000
8,050,000	[3]	Chicago, IL, O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	8,050,000
1,065,000	[3]	Chicago, IL, O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	1,065,000
6,155,000	[3]	Chicago, IL, O'Hare International Airport (PT-2718), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	6,155,000
7,000,000	[3]	Chicago, IL, O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.100%, 2/2/2006	7,000,000
9,995,000	[3]	Chicago, IL, O'Hare International Airport (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	9,995,000
5,200,000	[3]	Chicago, IL, O'Hare International Airport, ROCS (Series 239), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	5,200,000
25,000,000		Chicago, IL, Wastewater Transmission (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/2/2006	25,000,000
1,450,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.130%, 2/1/2006	1,450,000
6,200,000		Chicago, IL, (Series 2005D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.020%, 2/2/2006	6,200,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	10,500,000
5,935,000	[3]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.100%, 2/2/2006	5,935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$515,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	$515,000
3,400,000		Harvey, IL, Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC), 3.170%, 2/2/2006	3,400,000
2,495,000		Huntley, IL, Industrial Development Revenue (Series 1999), Weekly VRDNs (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.090%, 2/1/2006	2,495,000
1,500,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	1,500,000
5,225,000		Illinois Development Finance Authority, IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.170%, 2/2/2006	5,225,000
2,940,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	2,940,000
3,330,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/1/2006	3,330,000
20,435,000		Illinois Development Finance Authority (Series B), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.050%, 2/1/2006	20,435,000
37,400,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/1/2006	37,400,000
28,500,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/1/2006	28,500,000
550,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.060%, 2/1/2006	550,000
		TOTAL	197,840,000
		Indiana--4.4%
17,540,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	17,670,836
500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.130%, 2/2/2006	500,000
1,080,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,080,000
8,700,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	8,700,000
3,200,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/1/2006	3,200,000
1,875,000	[3]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,875,000
20,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$8,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2005H), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	$8,000,000
5,135,000	[3]	Indianapolis, IN, Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC), 3.150%, 2/2/2006	3,400,000
3,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/ (LaSalle Bank, N.A. LOC), 3.100%, 2/2/2006	3,100,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.270%, 2/2/2006	5,000,000
7,265,000	[3]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	7,265,000
1,510,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC), 3.200%, 2/2/2006	1,510,000
3,060,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/ (National City Bank, Indiana LOC), 3.150%, 2/2/2006	3,060,000
170,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006	170,000
4,571,000		Southwest Allen County, IN, Metropolitan School District, 4.00% TANs, 12/29/2006	4,589,002
8,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	8,000,000
49,500,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	49,500,000
5,300,000		Whiting, IN, Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	5,300,000
34,800,000		Whiting, IN, Environmental Facilities Revenue (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	34,800,000
2,200,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,200,000
		TOTAL	194,054,838
		Iowa--0.5%
24,100,000		Iowa Finance Authority (Series 2005 A-2), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	24,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--0.2%
$7,233,000	[3]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	$7,233,000
3,675,000	[3]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,675,000
		TOTAL	10,908,000
		Kentucky--1.0%
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.100%, 2/2/2006	4,900,000
905,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 2/2/2006	905,000
14,110,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 3.040%, 2/2/2006	14,110,000
11,995,000	[3]	Kenton County, KY, Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.140%, 2/2/2006	11,995,000
10,610,000		Kentucky EDFA (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	10,610,000
1,740,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 2/2/2006	1,740,000
		TOTAL	44,260,000
		Louisiana--2.6%
4,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	4,000,000
10,464,000	[3]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.170%, 2/2/2006	10,464,000
5,000,000		Lake Charles, LA, Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America, N.A. LOC), 3.170%, 2/2/2006	5,000,000
10,100,000		Lake Charles, LA, Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/1/2006	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	9,000,000
11,600,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.190%, 2/1/2006	11,600,000
39,475,000	[3]	Louisiana State Gas & Fuels (Series 2006 FR/RI-P5U), Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.080%, 2/1/2006	39,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	$5,700,000
20,000,000		Tangipahoa Parish, LA, Hospital Service District No. 1 (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	20,000,000
		TOTAL	115,339,000
		Maine--0.3%
2,425,000		Biddeford, ME, Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.090%, 2/1/2006	2,425,000
8,525,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	8,525,000
4,135,000	[3]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,135,000
		TOTAL	15,085,000
		Maryland--0.7%
2,495,000	[3]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,495,000
4,585,000	[3]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	4,585,000
5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	5,850,000
6,035,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.090%, 2/1/2006	6,035,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/1/2006	4,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	750,000
5,730,000	[3]	Northeast, MD, Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ), 3.100%, 2/2/2006	5,730,000
		TOTAL	29,445,000
		Massachusetts--2.7%
18,750,000	[3]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs), 3.040%, 2/2/2006	18,750,000
7,000,000		Everett, MA, 4.00% BANs, 9/8/2006	7,039,925
7,500,000	[3]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.050%, 2/1/2006	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$1,000,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/ (Bank of America, N.A. LOC), 3.050%, 2/1/2006	$1,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 3.150%, 2/2/2006	4,500,000
130,000		Massachusetts State Development Finance Agency (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC), 3.020%, 2/2/2006	130,000
1,300,000		Massachusetts State Development Finance Agency (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.020%, 2/1/2006	1,300,000
19,610,000	[3]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.020%, 2/1/2006	19,610,000
57,644,000	[3]	Massachusetts Water Resources Authority, Floater Certificates (Series 2002-742D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	57,644,000
		TOTAL	117,473,925
		Michigan--1.4%
6,000,000	[3]	Grand Rapids & Kent County, MI, Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.050%, 2/1/2006	6,000,000
14,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.090%, 2/1/2006	14,300,000
3,000,000		Michigan State Housing Development Authority (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.100%, 2/1/2006	3,000,000
6,404,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/ (Federal Home Loan Bank of Indianapolis LOC), 3.100%, 2/2/2006	6,404,000
25,000,000		Michigan State (2006 Series A), 4.50% TRANs, 9/29/2006	25,198,328
4,985,000	[3]	Wayne County, MI, Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/ (Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	4,985,000
		TOTAL	59,887,328
		Minnesota--2.2%
25,000,000	[3]	Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.380%, 2/2/2006	25,000,000
18,000,000	[3]	Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.230%, 2/1/2006	18,000,000
2,800,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,800,000
6,440,000	[3]	Dakota County & Washington County MN, Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/ (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,440,000
3,865,000		Dakota County, MN, Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.120%, 2/3/2006	3,865,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$2,845,000		Hennepin County, MN, Housing and Redevelopment Authority, Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 3.090%, 2/2/2006	$2,845,000
1,550,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,550,000
3,140,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,140,000
5,220,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	5,220,000
8,975,000	[3]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	8,975,000
1,800,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/ (LaSalle Bank, N.A. LOC), 3.150%, 2/3/2006	1,800,000
6,690,000		Ramsey County, MN, Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.120%, 2/3/2006	6,690,000
1,585,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,585,000
580,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.320%, 2/2/2006	580,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,250,000
5,800,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/3/2006	5,800,000
		TOTAL	96,540,000
		Mississippi--1.3%
10,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	10,000,000
2,350,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	2,350,000
3,690,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006	3,690,000
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006	3,415,000
1,580,000	[3]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	1,580,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.090%, 2/2/2006	7,500,000
5,205,000	[3]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	5,205,000
2,095,000	[3]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	2,095,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--continued
$3,125,000	[3]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.170%, 2/2/2006	$3,125,000
9,790,000		Mississippi Regional Housing Authority No. II (Series 1998), 3.45% TOBs (Bradford Park Apartments)/(Amsouth Bank, N.A., Birmingham, AL LOC), Mandatory Tender 10/1/2006	9,790,000
6,500,000		Mississippi Regional Housing Authority No. II (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	6,500,000
		TOTAL	55,250,000
		Missouri--3.3%
33,166,000	[3]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/ (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	33,166,000
4,000,000		Kansas City, MO, IDA (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.050%, 2/2/2006	4,000,000
32,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.070%, 2/2/2006	32,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.090%, 2/2/2006	20,000,000
7,750,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.110%, 2/2/2006	7,750,000
29,500,000		Missouri State HEFA (Series 2005C-2), Weekly VRDNs (SSM Healthcare)/(FGIC INS)/(Bank of New York LIQ), 3.030%, 2/1/2006	29,500,000
3,600,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,600,000
1,975,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,975,000
11,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.220%, 2/2/2006	11,000,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC), 3.420%, 2/2/2006	1,000,000
		TOTAL	144,291,000
		Montana--0.4%
7,390,000	[3]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	7,390,000
4,060,000	[3]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	4,060,000
4,660,000	[3]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America, N.A. LIQ), 3.150%, 2/2/2006	4,660,000
		TOTAL	16,110,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--3.2%
$8,414,276	[3]	ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.300%, 2/1/2006	$8,414,276
4,485,500	[3]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC), 3.150%, 2/1/2006	4,485,500
5,600,000	[3]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	5,600,000
6,500,000	[3]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	6,500,000
7,000,000	[3]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	7,000,000
25,499,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	25,499,000
33,620,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 3.220%, 2/2/2006	33,620,000
15,786,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	15,786,000
25,292,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.170%, 2/2/2006	25,292,000
4,775,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.170%, 2/2/2006	4,775,000
3,687,772	[3]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	3,687,772
		TOTAL	140,659,548
		Nebraska--0.5%
3,150,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	3,150,000
1,500,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,500,000
8,150,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.100%, 2/1/2006	8,150,000
5,386,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.100%, 2/1/2006	5,386,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--continued
$455,000	[3]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	$455,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	5,200,000
		TOTAL	23,841,000
		Nevada--2.8%
12,500,000		Clark County, NV Industrial Development Revenue Board (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Bank of America, N.A. LOC), 3.100%, 2/1/2006	12,500,000
7,140,000		Clark County, NV (Series 1997A), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	7,535,000
70,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank GTD LIQ), 3.090%, 2/1/2006	70,000,000
12,700,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.090%, 2/1/2006	12,700,000
13,000,000	[3]	Washoe County, NV, Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.180%, 2/1/2006	13,000,000
		TOTAL	122,875,000
		New Hampshire--0.8%
1,107,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.170%, 2/1/2006	1,107,000
30,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 3.20% CP (New England Power Co.), Mandatory Tender 2/9/2006	30,000,000
1,330,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,330,000
950,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	950,000
		TOTAL	33,387,000
		New Jersey--1.8%
4,774,966		Harrison Township, NJ, 3.50% BANs, 3/27/2006	4,779,776
3,275,000		Mount Holly Township, NJ, 3.50% BANs, 3/22/2006	3,278,421
80,000		New Jersey EDA (Series 1998), Weekly VRDNs (Job Haines Home)/ (PNC Bank, N.A. LOC), 3.000%, 2/1/2006	80,000
910,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.030%, 2/3/2006	910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$3,475,000		New Jersey EDA (Series 2001), Weekly VRDNs (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living))/(Lloyds TSB Bank PLC, London LOC), 3.020%, 2/1/2006	$3,475,000
5,400,000		New Jersey EDA (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank, N.A. LOC), 3.040%, 2/2/2006	5,400,000
8,500,000		New Jersey EDA, Lion's Gate (Series 2005C), Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.010%, 2/1/2006	8,500,000
19,760,000		New Jersey Health Care Facilities Financing Authority (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 3.020%, 2/2/2006	19,760,000
1,540,000		Salem County, NJ, Improvement Authority (Series 2004), Weekly VRDNs (Friends Home At Woodstown, Inc.)/(Bank of America, N.A. LOC), 2.990%, 2/2/2006	1,540,000
5,738,550		South Plainfield, NJ, 4.00% BANs, 9/27/2006	5,773,032
6,800,000		Stone Harbor, NJ, 3.50% BANs, 3/17/2006	6,807,755
6,700,000		Trenton, NJ, 3.75% BANs, 5/19/2006	6,714,299
8,875,000		Trenton, NJ, 4.50% BANs, 12/15/2006	8,953,929
4,387,222		Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006	4,389,498
		TOTAL	80,361,710
		New Mexico--2.0%
1,805,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	1,805,000
4,700,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	4,700,000
19,414,000	[3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	19,414,000
2,850,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.260%, 2/1/2006	2,850,000
55,644,496		New Mexico Mortgage Finance Authority (Series 2005), 4.293% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	55,644,496
1,230,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,230,000
3,050,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	3,050,000
1,450,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 3.40% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	1,450,000
		TOTAL	90,143,496
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--5.2%
$9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	$9,538,461
4,595,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL Capital Assurance Inc. INS)/ (Citibank, N.A., New York LIQ), 3.030%, 2/2/2006	4,595,000
81,600,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of America, N.A. and Citibank, N.A., New York LOCs), 3.070%, 2/1/2006	81,600,000
23,000,000		New York City, NY, Municipal Water Finance Authority (Fiscal 2006 Series AA-1), Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 3.070%, 2/1/2006	23,000,000
11,200,000		New York City, NY, Transitional Finance Authority (1999 Subseries A-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 2.980%, 2/1/2006	11,200,000
29,675,000	[3]	New York City, NY, Transitional Finance Authority (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	29,675,000
11,000,000	[3]	New York City, NY, Transitional Finance Authority (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	11,000,000
11,800,000		New York City, NY (2004 Series H-5), Weekly VRDNs (Dexia Credit Local LOC), 2.980%, 2/1/2006	11,800,000
18,975,000	[3]	New York City, NY (Series 2002 FR/RI-L17), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	18,975,000
10,325,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.990%, 2/2/2006	10,325,000
10,800,000		Patchogue-Medford, NY, Union Free School District, 4.00% TANs, 6/22/2006	10,847,905
9,340,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 2.980%, 2/1/2006	9,340,000
		TOTAL	231,896,366
		North Carolina--1.4%
6,600,000		Cabarrus County, NC, Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	6,600,000
2,840,000	[3]	Charlotte, NC, Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	2,840,000
4,230,000		Davie County, NC, Industrial Facilities & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	4,230,000
1,000,000		Guilford County, NC, Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.050%, 2/2/2006	1,000,000
2,000,000		Halifax County, NC, Industrial Facilities & PCFA (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC), 3.090%, 2/1/2006	2,000,000
2,000,000		Hertford County, NC, Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$4,575,000		Johnson County, NC, Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	$4,575,000
3,200,000		Mecklenberg County, NC, Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	3,200,000
8,000,000		Montgomery County, NC, Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.130%, 2/1/2006	8,000,000
4,435,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	4,435,000
2,635,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	2,635,000
1,335,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	1,335,000
7,800,000	[3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), Weekly VRDNs (Wachovia Bank, N.A. LIQ)/(United States Treasury PRF 1/1/2022 @ 100), 3.060%, 2/1/2006	7,800,000
9,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3), Weekly VRDNs (AMBAC INS)/(Bank of America, N.A. LIQ), 3.070%, 2/2/2006	9,250,000
1,675,000	[3]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,675,000
65,000		Sampson County, NC, Industrial Facilities and PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank, N.A. LOC), 3.180%, 2/2/2006	65,000
1,300,000		Wilson County, NC, PCA (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	1,300,000
		TOTAL	62,940,000
		Ohio--2.6%
4,000,000		Akron, Bath & Copley, OH, Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006	4,000,000
3,925,000		Akron, Bath & Copley, OH, Joint Township (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.060%, 2/2/2006	3,925,000
5,875,000	[3]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	5,875,000
2,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	2,000,000
15,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.070%, 2/2/2006	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,950,000		Hamilton, OH, MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.100%, 2/2/2006	$3,950,000
6,500,000		Knox County, OH (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank, Ohio LOC), 3.060%, 2/2/2006	6,500,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC), 3.320%, 2/2/2006	5,500,000
26,900,000		Ohio HFA (Series 2005D), Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.060%, 2/1/2006	26,900,000
1,705,000	[3]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,705,000
3,485,000	[3]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ), 3.140%, 2/2/2006	3,485,000
5,525,000	[3]	Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	5,525,000
23,175,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	23,175,000
5,195,000		Ohio Waste Development Authority Solid Waste (Series 2001), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	5,195,000
4,330,000		Ohio Waste Development Authority Solid Waste (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	4,330,000
		TOTAL	117,065,000
		Oklahoma--0.7%
5,650,000		Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC), 3.150%, 2/2/2006	5,650,000
18,211,146	[3]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.140%, 2/2/2006	18,211,146
6,000,000		Oklahoma Development Finance Authority (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	6,000,000
		TOTAL	29,861,146
		Oregon--0.4%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	10,000,000
		TOTAL	18,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--4.3%
$1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.170%, 2/2/2006	$1,000,000
13,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	13,043,817
1,162,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/ (PNC Bank, N.A. LOC), 3.150%, 2/1/2006	1,162,000
375,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC), 3.120%, 2/2/2006	375,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.235%, 2/1/2006	10,000,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC NS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	10,000,000
16,100,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank GTD, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG GTD LIQs), 3.080%, 2/2/2006	16,100,000
16,000,000		Philadelphia, PA, Airport System (Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	16,000,000
48,000,000		Philadelphia, PA, Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.100%, 2/1/2006	48,000,000
5,730,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Series 2002-C), Daily VRDNs (Children's Hospital of Philadelphia)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	5,730,000
15,600,000		Southcentral PA, General Authority (Series 2005A), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	15,600,000
		TOTAL	192,210,817
		Puerto Rico--0.8%
14,990,000	[3]	Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty, N.A. INS and Dexia Credit Local LIQs), Optional Tender 10/12/2006	14,990,000
21,595,000	[3]	Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.030%, 2/2/2006	21,595,000
		TOTAL	36,585,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.1%
$3,710,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.150%, 2/2/2006	$3,710,000
1,960,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America, N.A. LOC), 3.120%, 2/1/2006	1,960,000
		TOTAL	5,670,000
		South Carolina--3.2%
19,950,000		Berkeley County, SC, Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	19,950,000
17,880,000		Berkeley County, SC, Exempt Facility Industrial Development (Series 1998), Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.160%, 2/1/2006	17,880,000
20,000,000		Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	20,000,000
18,800,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	18,800,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	5,600,000
13,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	13,000,000
10,000,000	[3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.070%, 2/2/2006	10,000,000
2,100,000	[3]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	2,100,000
1,830,000		South Carolina, EDA, Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	1,830,000
1,700,000		South Carolina, EDA, Weekly VRDNs (Lorraine Linens)/(Wachovia Bank, N.A. LOC), 3.180%, 2/3/2006	1,700,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (NMFO Associates)/ (Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/ (Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (Rice Street Association)/ (Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
2,300,000		South Carolina, EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.150%, 2/1/2006	2,300,000
900,000		South Carolina, EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/ (Branch Banking & Trust Co., Winston-Salem LOC), 3.120%, 2/2/2006	900,000
18,000,000		South Carolina, EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank, N.A. LOC), 3.030%, 2/2/2006	18,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$6,000,000		South Carolina, EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.070%, 2/2/2006	$6,000,000
1,600,000		York County, SC, IDA (Series1989), Weekly VRDNs (Sediver Inc.)/ (BNP Paribas SA LOC), 3.200%, 2/3/2006	1,600,000
		TOTAL	140,110,000
		South Dakota--0.1%
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ), 3.050%, 2/2/2006	4,000,000
		Tennessee--2.2%
4,850,000		Dickson, TN, Health and Educational Facilities Board, Autumn Park Apartments (Series 1999), Weekly VRDNs (Tennessee Partners XII LP)/ (Regions Bank, Alabama LOC), 3.180%, 2/2/2006	4,850,000
1,600,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.290%, 2/2/2006	1,600,000
14,000,000		Hendersonville, TN, IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	14,000,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	3,000,000
35,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.030%, 2/1/2006	35,000,000
20,000,000		Shelby County, TN, Health Education & Housing Facilities Board (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.040%, 2/2/2006	20,000,000
9,400,000		Shelby County, TN, Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.090%, 2/2/2006	9,400,000
200,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	200,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	845,000
7,000,000		Wilson County, TN, Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.230%, 2/2/2006	7,000,000
		TOTAL	95,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--12.9%
$14,840,000	[3]	Austin, TX, Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	$14,840,000
4,980,000	[3]	Bexar County, TX, Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC), 3.150%, 2/2/2006	4,980,000
2,000,000		Brazos River Authority, TX (Series 2001 D-1), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	2,000,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.100%, 2/1/2006	10,000,000
1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.100%, 2/1/2006	1,200,000
5,630,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank, N.A. LOC), 3.150%, 2/1/2006	5,630,000
14,615,000	[3]	Dallas, TX, Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC), 3.150%, 2/2/2006	14,615,000
9,000,000	[3]	Dallas-Fort Worth, TX, International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	9,000,000
2,880,000	[3]	Dallas-Fort Worth, TX, International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	2,880,000
3,915,000	[3]	Dallas-Fort Worth, TX, International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,915,000
4,995,000	[3]	Dallas-Fort Worth, TX, International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.090%, 2/2/2006	4,995,000
7,150,000	[3]	Dallas-Fort Worth, TX, International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.090%, 2/2/2006	7,150,000
3,000,000	[3]	Dallas-Fort Worth, TX, International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	3,000,000
21,440,000	[3]	Dallas-Fort Worth, TX, International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS and Bank of New York LIQs), 3.170%, 2/2/2006	21,440,000
3,400,000		DeSoto, TX, Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.090%, 2/2/2006	3,400,000
25,000,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.160%, 2/1/2006	25,000,000
28,350,000		Gulf Coast, TX, Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	28,350,000
23,800,000		Gulf Coast, TX, Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	23,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$25,400,000		Gulf Coast, TX, Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	$25,400,000
32,700,000		Gulf Coast, TX, Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	32,700,000
24,525,000		Gulf Coast, TX, Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	24,525,000
22,900,000		Gulf Coast, TX, Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	22,900,000
15,000,000		Gulf Coast, TX, Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	15,000,000
18,300,000		Gulf Coast, TX, Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.160%, 2/1/2006	18,300,000
19,450,000		Gulf Coast, TX, Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	19,450,000
6,000,000		Gulf Coast, TX, Waste Disposal Authority (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	6,000,000
15,350,000		Gulf Coast, TX, Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	15,350,000
6,300,000		Gulf Coast, TX, Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	6,300,000
7,800,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	7,800,000
7,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.120%, 2/1/2006	7,000,000
2,000,000		Harris County, TX, Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	2,000,000
9,575,000	[3]	Houston, TX, Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	9,575,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	3,500,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	15,000,000
2,845,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006	2,845,000
10,170,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 1/24/2007	10,170,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$7,000,000	[3]	San Antonio, TX, Independent School District (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	$7,000,000
10,000,000	[3]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	10,000,000
3,000,000	[3]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	3,000,000
4,500,000	[3]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	4,500,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.050%, 2/2/2006	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	13,400,000
7,866,000	[3]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 2.87% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/9/2006	7,866,000
3,495,000	[3]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,495,000
73,000,000		Texas State (Series 2005), 4.50% TRANs, 8/31/2006	73,563,005
4,100,000		Waco, TX, IDC, (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.290%, 2/2/2006	4,100,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	3,850,000
		TOTAL	570,784,005
		Utah--0.0%
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.120%, 2/2/2006	1,500,000
		Vermont--0.3%
5,625,000	[3]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	5,625,000
4,290,000	[3]	Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,290,000
3,550,000	[3]	Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	3,550,000
		TOTAL	13,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--2.3%
$25,500,000		Fairfax County, VA, IDA (Series 2005A-1), Weekly VRDNs (Inova Health System), 3.020%, 2/1/2006	$25,500,000
33,800,000		Halifax, VA, IDA, MMMs, PCR (Series 1992), 3.27% CP (Virginia Electric & Power Co.), Mandatory Tender 3/9/2006	33,800,000
5,000,000	[3]	Harrisonburg, VA, Redevelopment & Housing Authority (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	5,000,000
4,000,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank, N.A., New York LOC), 3.070%, 2/1/2006	4,000,000
7,750,000		Henrico County, VA, EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.030%, 2/2/2006	7,750,000
5,935,000	[3]	Metropolitan Washington, DC, Airports Authority (MT-108), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	5,935,000
4,480,000		Newport News, VA, Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006	4,480,000
4,540,000		Portsmouth, VA, Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006	4,540,000
3,000,000		Virginia Beach, VA, Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	3,000,000
6,500,000	[3]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,500,000
2,600,000		Winchester, VA, IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	2,600,000
		TOTAL	103,105,000
		Washington--3.3%
6,990,000	[3]	Chelan County, WA, Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,990,000
16,800,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.020%, 2/1/2006	16,800,000
5,196,000	[3]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.080%, 2/2/2006	5,196,000
24,000,000		Issaquah Community Properties, WA (Series 2001B), Weekly VRDNs (Bank of America, N.A. LOC), 3.070%, 2/2/2006	24,000,000
9,000,000		Pierce County, WA, Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America, N.A. LOC), 3.300%, 2/2/2006	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,555,000		Port of Pasco, WA, Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.140%, 2/2/2006	$4,555,000
2,495,000	[3]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.110%, 2/2/2006	2,495,000
8,425,000		Port of Seattle, WA (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.090%, 2/1/2006	8,425,000
7,650,000	[3]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	7,650,000
3,955,000	[3]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,955,000
4,450,000	[3]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	4,450,000
4,320,000	[3]	Port of Seattle, WA (PT-850), 3.13% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/17/2006	4,320,000
2,420,000		Seattle, WA, Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006	2,420,000
11,550,000		Seattle, WA, Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America, N.A. LOC), 3.100%, 2/2/2006	11,550,000
11,745,000	[3]	Spokane, WA, Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	11,745,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America, N.A. LOC), 3.100%, 2/1/2006	5,500,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank, N.A. LOC), 3.220%, 2/2/2006	1,000,000
5,600,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.100%, 2/1/2006	5,600,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.100%, 2/2/2006	5,350,000
4,600,000		Washington State Housing Finance Commission (Series 2005A: Park Vista), Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America, N.A. LOC), 3.200%, 2/1/2006	4,600,000
		TOTAL	145,601,000
		West Virginia--1.0%
1,045,000		Berkeley County, WV, County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.130%, 2/1/2006	1,045,000
9,000,000		Grant County, WV, County Commission, PCRB (Series 1994), 3.20% CP (Virginia Electric & Power Co.), Mandatory Tender 2/9/2006	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--continued
$15,100,000		Marion County, WV, County Commission (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.080%, 2/1/2006	$15,100,000
3,300,000		Marion County, WV, County Commission (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.110%, 2/1/2006	3,300,000
15,800,000		West Virginia Public Energy Authority (1989 Series A), 3.15% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 3/7/2006	15,800,000
		TOTAL	44,245,000
		Wisconsin--2.2%
11,700,000		Appleton, WI, Redevelopment Authority (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(J.P. Morgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 3.050%, 2/1/2006	11,700,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.270%, 2/2/2006	9,500,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.130%, 2/1/2006	800,000
2,075,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.200%, 2/2/2006	2,075,000
2,300,000		Milwaukee, WI (Series 1997), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 2/2/2006	1,000,000
17,800,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	17,800,000
25,000,000		Wisconsin Housing & EDA (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.060%, 2/2/2006	25,000,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.060%, 2/1/2006	5,000,000
17,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	17,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$3,200,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	$3,200,000
3,435,000	[3]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	3,435,000
		TOTAL	99,310,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	4,401,140,526
		OTHER ASSETS AND LIABILITIES - NET--0.4%	19,472,420
		TOTAL NET ASSETS--100%	$4,420,612,946

Securities that are subject to the federal alternative minimum tax (AMT) represent 60.7% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.0%	3.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $1,240,118,694 which represents 28.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	46.4%
Variable Rate Instruments	39.9%
Bank Instruments	8.6%
Repurchase Agreements	5.0%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	67.5%	Prime-1	98.6%
A-1	31.1%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.3%	Not rated by Moody's	1.3%
Other Assets and Liabilities--Net [2]	0.1%	Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.3% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.2	% [5]
8-30 Days	27.9%
31-90 Days	15.3%
91-180 Days	4.9%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 28.3% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.5%
		Finance - Automotive--1.3%
$12,747,837		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$12,747,837
19,425,005		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.950%, 6/15/2006	19,425,005
3,154,350		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	3,154,349
13,665,796		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	13,665,796
19,504,025		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	19,504,025
47,677,739		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	47,677,739
		TOTAL	116,174,751
		Finance - Equipment--0.2%
16,322,724		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	16,322,724
		TOTAL ASSET-BACKED SECURITIES	132,497,475
		CERTIFICATES OF DEPOSIT--8.6%
		Banking--8.6%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,259
93,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	93,000,000
29,000,000		Citibank N.A., New York, 4.450% - 4.645%, 3/21/2006 - 7/10/2006	28,998,989
125,000,000		Citizens Bank N.A., 4.360% - 4.540%, 2/22/2006 - 4/13/2006	125,003,955
150,000,000		Credit Suisse, Zurich, 4.580% - 4.775%, 4/24/2006 - 10/27/2006	150,000,000
65,000,000		DePfa Bank PLC, 4.580% - 4.690%, 4/25/2006 - 7/17/2006	65,000,000
13,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	13,000,000
25,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	24,920,720
80,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	80,499,220
20,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	20,000,000
50,000,000		SunTrust Bank, 3.980%, 2/21/2006	50,000,000
62,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	62,001,309
50,000,000		Toronto Dominion Bank, 3.570%, 2/13/2006	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	777,424,452
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--16.6%
		Banking--6.6%
$195,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	$195,000,000
400,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	400,000,000
		TOTAL	595,000,000
		Brokerage--10.0%
376,000,000		Citigroup Global Markets, Inc., 4.550% - 4.600%, 2/1/2006	376,000,000
395,000,000		Goldman Sachs & Co., 4.570% - 4.600%, 2/1/2006	395,000,000
136,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	136,000,000
		TOTAL	907,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,502,000,000
		COMMERCIAL PAPER--25.5% [1]
		Banking--7.2%
115,000,000		Barclays US Funding Corp., (Barclays Bank PLC, GTD), 4.100% - 4.205%, 2/7/2006 - 2/13/2006	114,859,313
12,900,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.230%, 2/27/2006	12,860,591
50,000,000		Dexia Delaware LLC, 4.165%, 2/1/2006	50,000,000
25,117,000	[2]	Fountain Square Commercial Funding Corp., 4.450%, 4/10/2006	24,905,878
40,000,000		HBOS Treasury Services PLC, 4.250% - 4.330%, 2/8/2006 - 3/28/2006	39,880,330
126,000,000	[2]	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 4.380% - 4.535%, 3/28/2006 - 4/25/2006	124,909,955
30,000,000		Landesbank Baden-Wuerttemberg, 4.230%, 2/10/2006	29,968,275
65,000,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.330% - 4.590%, 2/7/2006 - 7/12/2006	64,358,917
35,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 4.340%, 2/6/2006	34,978,903
80,000,000	[2]	Picaros Funding LLC, (KBC Bank N.V. GTD), 3.485% - 4.310%, 2/3/2006 - 2/14/2006	79,929,893
63,000,000		Westpac Banking Corp. Ltd., Sydney, 4.450%, 4/10/2006	62,470,450
10,000,000		Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney, GTD), 4.410%, 3/21/2006	9,941,200
		TOTAL	649,063,705
		Brokerage--0.5%
50,000,000		Morgan Stanley, 4.350%, 2/6/2006	49,969,792
		Finance - Automotive--3.5%
85,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.390% - 4.600%, 3/28/2006 - 7/17/2006	84,067,306
237,060,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.210% - 4.480%, 2/7/2006 - 4/17/2006	235,610,835
		TOTAL	319,678,141
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Commercial--0.8%
$72,000,000		CIT Group, Inc., 3.900% - 4.230%, 2/13/2006 - 2/27/2006	$71,853,466
		Finance - Retail--8.5%
25,312,000	[2]	Chariot Funding LLC, 4.340%, 2/8/2006	25,290,639
130,765,000	[2]	Compass Securitization LLC, 4.340% - 4.400%, 2/6/2006 - 3/15/2006	130,369,039
340,000,000	[2]	Paradigm Funding LLC, 4.330% - 4.440%, 2/2/2006 - 2/22/2006	339,672,303
279,000,000	[2]	Sheffield Receivables Corp., 4.190% - 4.370%, 2/3/2006 - 2/7/2006	278,865,377
		TOTAL	774,197,358
		Finance - Securities--3.3%
62,000,000	[2]	Galaxy Funding Inc., 4.230% - 4.450%, 2/8/2006 - 4/10/2006	61,719,659
155,000,000	[2]	Grampian Funding LLC, 4.360% - 4.590%, 3/8/2006 - 7/21/2006	152,704,986
38,000,000	[2]	Perry Global Funding LLC Series A, 4.220%, 2/6/2006	37,977,728
45,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.430% - 4.525%, 3/30/2006 - 5/17/2006	44,529,769
		TOTAL	296,932,142
		Insurance--1.7%
153,000,000	[2]	Aspen Funding Corp., 4.150% - 4.260%, 2/1/2006 - 2/17/2006	152,831,165
		TOTAL COMMERCIAL PAPER	2,314,525,769
		CORPORATE NOTES--1.9%
		Finance - Commercial--0.1%
10,000,000		CIT Group, Inc., 4.342%, 5/12/2006	9,999,748
		Finance - Securities--1.8%
30,000,000	[2]	K2 (USA) LLC, (K2 Corp. GTD), 4.800%, 12/6/2006	29,995,189
130,500,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.010% - 4.910%, 7/21/2006 - 1/30/2007	130,500,000
		TOTAL	160,495,189
		TOTAL CORPORATE NOTES	170,494,937
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 4.503%, 5/19/2006	32,000,000
		NOTES - VARIABLE--39.9% [3]
		Banking--20.1%
4,330,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	4,330,000
4,035,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	4,035,000
4,630,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 4.790%, 2/3/2006	4,630,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,836,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$3,836,000
4,015,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,015,000
2,280,000		Alabama State IDA, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	2,280,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 4.670%, 2/2/2006	2,000,000
1,115,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	1,115,000
3,190,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,190,000
8,400,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	8,400,000
7,960,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	7,960,000
3,375,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,375,000
2,865,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 4.690%, 2/3/2006	2,865,000
9,495,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	9,495,000
3,967,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,967,000
25,000,000	[2]	Bank of New York Co., Inc., 4.580%, 2/27/2006	25,000,000
15,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	14,998,895
8,835,000		Barton Health Care LLC, (J.P. Morgan Chase Bank, N.A. LOC), 4.430%, 2/1/2006	8,835,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC Financial Group, Inc.), 4.580%, 2/1/2006	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 4.560%, 2/2/2006	7,690,000
905,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.580%, 2/2/2006	905,000
1,870,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,870,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.540%, 2/3/2006	955,000
3,230,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,230,000
5,440,000		Briarwood LP, (Series 1999), (J.P. Morgan Chase Bank, N.A. LOC), 4.590%, 2/2/2006	5,440,000
5,890,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 4.690%, 2/2/2006	5,890,000
705,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	705,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,045,000		CAM International LP, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$5,045,000
6,310,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 4.620%, 2/3/2006	6,310,000
2,305,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 4.640%, 2/2/2006	2,305,000
47,191,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	47,191,000
260,000		Capital One Funding Corp., (Series 1993-A), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	260,000
1,716,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,716,000
2,005,000		Charles River LLC, (Harris, N.A. LOC), 4.630%, 2/2/2006	2,005,000
9,300,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	9,300,000
13,070,000		Citywide Development Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	13,070,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,350,000
4,100,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 4.580%, 2/1/2006	4,100,000
6,870,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	6,870,000
14,490,000		Cook County, IL, Series 2002 A, 4.560%, 2/1/2006	14,490,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 4.540%, 2/2/2006	27,120,000
125,000,000		Credit Suisse, Zurich, 4.400% - 4.491%, 2/13/2006 - 3/29/2006	125,000,000
4,600,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,600,000
5,570,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 4.610%, 2/2/2006	5,570,000
170,000,000	[2]	DePfa Bank PLC, 4.501%, 3/15/2006	170,000,000
4,020,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	4,020,000
1,855,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	1,855,000
4,895,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	4,895,000
895,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	895,000
2,800,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,800,000
7,200,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	7,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 4.690%, 2/2/2006	$4,000,000
501,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	501,000
2,000,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,000,000
785,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 4.520%, 2/1/2006	785,000
5,645,000		Freeport, IL, (U.S. Bank, N.A. LOC), 4.640%, 2/2/2006	5,645,000
2,060,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	2,060,000
2,100,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	2,100,000
4,100,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 4.470%, 2/1/2006	4,100,000
175,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 4.379% - 4.443%, 2/7/2006 - 2/21/2006	175,000,000
3,930,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,930,000
1,485,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	1,485,000
2,170,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	2,170,000
178,000,000		HBOS Treasury Services PLC, 4.435% - 4.569%, 2/1/2006 - 4/24/2006	178,000,000
153,000,000	[2]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	153,000,000
3,000,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 4.400%, 2/2/2006	3,000,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	8,055,000
3,100,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 4.620%, 2/2/2006	3,100,000
8,780,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	8,780,000
4,440,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	4,440,000
5,335,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	5,335,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	3,085,000
2,100,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	2,100,000
7,485,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	7,485,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.530%, 2/2/2006	15,000,000
3,745,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	3,745,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$9,600,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$9,600,000
3,865,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 4.590%, 2/2/2006	3,865,000
2,200,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,200,000
1,070,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC), 4.460%, 2/2/2006	1,070,000
2,700,000		LCO Ventures LLC, (Bank of America N.A. LOC), 4.470%, 2/2/2006	2,700,000
15,000,000		Landesbank Hessen-Thueringen, 4.500%, 3/1/2006	14,998,736
2,690,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,690,000
5,000,000	[2]	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.540%, 2/1/2006	5,000,000
2,620,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	2,620,000
1,865,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 4.590%, 2/3/2006	1,865,000
8,100,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 4.640%, 2/2/2006	8,100,000
975,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 4.640%, 2/2/2006	975,000
2,800,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,800,000
3,300,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	3,300,000
1,760,000		Mississippi Business Finance Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.560%, 2/2/2006	1,760,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 4.560%, 2/2/2006	2,835,000
2,120,000		New Berlin, WI, Sunraider LLC Series 1997B, (J.P. Morgan Chase Bank, N.A. LOC), 4.600%, 2/2/2006	2,120,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	2,565,000
3,515,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	3,515,000
4,530,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	4,530,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 4.720%, 2/7/2006	14,000,000
2,620,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	2,620,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,015,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	$4,015,000
2,200,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,200,000
6,440,000		R & J Investment Co., (J.P. Morgan Chase Bank, N.A. LOC), 4.640%, 2/2/2006	6,440,000
7,480,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	7,480,000
55,000,000		Royal Bank of Canada, Montreal, 4.450%, 2/10/2006	55,000,000
859,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.550%, 2/2/2006	859,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	3,110,000
3,090,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,090,000
5,140,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	5,140,000
5,115,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (J.P. Morgan Chase Bank, N.A. LOC), 4.540%, 2/2/2006	5,115,000
4,330,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	4,330,000
7,190,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 4.610%, 2/2/2006	7,190,000
60,000,000		Svenska Handelsbanken, Stockholm, 4.430%, 2/21/2006	59,992,459
2,415,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,415,000
2,170,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,170,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,740,000
30,000,000	[2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 4.519%, 3/28/2006	30,000,000
3,055,000		University Church of Christ, (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	3,055,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 4.550%, 2/2/2006	2,055,000
1,260,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 4.500%, 2/2/2006	1,260,000
3,510,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	3,510,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,315,000
6,655,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	6,655,000
85,000,000		Wells Fargo & Co., 4.435%, 2/2/2006	85,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$15,000,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank, N.A. LOC), 4.480%, 2/2/2006	$15,000,000
108,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 4.490%, 3/13/2006	50,000,000
1,400,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,400,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 4.590%, 2/2/2006	4,190,000
		TOTAL	1,819,200,090
		Brokerage--6.8%
35,000,000		Goldman Sachs Group, Inc., 4.389% - 4.425%, 2/1/2006 - 2/7/2006	35,003,415
40,000,000	[2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	40,002,433
40,000,000		Merrill Lynch & Co., Inc., 4.420%, 2/6/2006	40,000,000
165,000,000	[2]	Merrill Lynch & Co., Inc., 4.630%, 2/13/2006	165,000,000
339,000,000		Morgan Stanley, 4.375% - 4.630%, 2/1/2006 - 2/27/2006	339,002,365
		TOTAL	619,008,213
		Finance - Commercial--4.0%
6,600,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 4.590%, 2/2/2006	6,600,000
100,000,000	[2]	Fairway Finance Co. LLC, 4.390% - 4.440%, 2/13/2006 - 2/21/2006	99,999,157
50,000,000		General Electric Capital Corp., 4.520%, 3/1/2006	50,000,000
193,500,000	[2]	General Electric Capital Corp., 4.570%, 2/17/2006	193,500,000
7,750,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 4.590%, 2/2/2006	7,750,000
		TOTAL	357,849,157
		Finance - Retail--2.0%
85,000,000	[2]	Compass Securitization LLC, 4.345% - 4.395%, 2/6/2006 - 2/13/2006	84,998,356
91,000,000	[2]	Paradigm Funding LLC, 4.510%, 2/27/2006	91,000,000
		TOTAL	175,998,356
		Finance - Securities--2.9%
15,500,000	[2]	Beta Finance, Inc., 4.373%, 2/22/2006	15,502,897
63,000,000	[2]	K2 (USA) LLC, (K2 Corp. GTD), 4.375% - 4.465%, 2/10/2006 - 2/23/2006	62,996,197
187,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.320% - 4.469%, 2/1/2006 - 3/27/2006	186,991,039
		TOTAL	265,490,133
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Government Agency--0.0%
$3,860,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 4.640%, 2/2/2006	$3,860,000
945,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.490%, 2/2/2006	945,000
		TOTAL	4,805,000
		Insurance--4.1%
25,000,000		Genworth Life Insurance Company, 4.500%, 3/1/2006	25,000,000
25,000,000		Hartford Life Insurance Co., 4.420% - 4.580%, 2/1/2006 - 3/1/2006	25,000,000
25,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	25,000,000
50,000,000	[2]	MBIA Global Funding LLC, 4.402%, 2/13/2006	50,000,000
45,000,000		Metropolitan Life Insurance Co., 4.390% - 4.670%, 2/1/2006 - 4/3/2006	45,000,000
54,000,000		Monumental Life Insurance Co., 4.500% - 4.610%, 2/1/2006 - 2/28/2006	54,000,000
70,000,000		New York Life Insurance Co., 3.970 - 4.510%, 2/1/2006	70,000,000
12,000,000	[2]	Pacific Life Global Funding, 4.410%, 2/4/2006	12,000,226
25,000,000		Transamerica Occidental Life Insurance Co., 4.670%, 3/1/2006	25,000,000
45,000,000		Travelers Insurance Co., 4.460% - 4.620%, 2/21/2006 - 3/28/2006	45,000,000
		TOTAL	376,000,226
		TOTAL NOTES - VARIABLE	3,618,351,175
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
25,000,000		Columbia Money Market Reserves	25,000,000
30,088,937		Scudder Money Market Institutional Shares	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
Principal Amount			Value
		REPURCHASE AGREEMENT--5.0%
$453,200,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	$453,200,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	9,055,582,745
		OTHER ASSETS AND LIABILITIES - NET--0.1%	8,401,795
		TOTAL NET ASSETS--100%	$9,063,984,540

1 Discount rate at time of purchase.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $3,171,550,802 which represents 35.0% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTs	--Municipal Exempt Receipts- Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	45.4%
Variable Rate Instruments	38.2%
Bank Instruments	9.6%
Repurchase Agreements	6.6%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	62.4%	Prime-1	94.9%
A-1	33.0%
A-2	3.2%	Prime-2	0.9%
Not rated by S&P	1.2%	Not rated by Moody's	4.0%
Other Assets and Liabilities--Net [2]	0.2%	Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.9% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.1	% [5]
8-30 Days	22.9%
31-90 Days	11.1%
91-180 Days	2.8%
181 Days or more	3.9%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 46.5% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.8%
$15,297,405		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$15,297,405
7,259,953		GS Auto Loan Trust 2005-1, Class A1, 3.848%, 8/15/2006	7,259,953
1,297,789		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	1,297,789
808,563		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	808,563
		TOTAL	24,663,710
		Finance - Equipment--0.3%
9,793,635		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	9,793,635
		TOTAL ASSET-BACKED SECURITIES	34,457,345
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,259
33,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/17/2006	33,000,000
16,000,000		Credit Suisse, Zurich, 4.775%, 10/27/2006	16,000,000
6,000,000		DePfa Bank PLC, 4.690%, 7/17/2006	6,000,000
20,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	20,000,000
10,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	9,968,288
22,000,000		HSBC Bank USA, 3.995%, 7/18/2006	22,000,000
25,000,000		Huntington National Bank, Columbus, OH, 4.400%, 3/2/2006	25,000,000
21,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	21,499,832
10,000,000		Societe Generale, Paris, 4.785%, 10/27/2006	10,000,359
23,500,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	23,500,536
45,000,000		Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 - 2/21/2006	45,000,011
54,000,000		Washington Mutual Bank, 4.320% - 4.440%, 2/1/2006 - 3/14/2006	54,000,000
8,000,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	7,998,462
		TOTAL CERTIFICATES OF DEPOSIT	308,967,747
		COLLATERALIZED LOAN AGREEMENTS--29.0%
		Banking--14.3%
125,000,000		Credit Suisse First Boston LLC, 4.620%, 2/1/2006	125,000,000
100,000,000		Deutsche Bank Securities, Inc., 4.630%, 2/1/2006	100,000,000
125,000,000		Greenwich Capital Markets, Inc., 4.625%, 2/1/2006	125,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$20,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	$20,000,000
40,000,000		J.P. Morgan Securities, Inc., 4.610%, 2/1/2006	40,000,000
50,000,000		WestLB AG, 4.600%, 2/1/2006	50,000,000
		TOTAL	460,000,000
		Brokerage--14.7%
122,000,000		Bear Stearns and Co., Inc., 4.550% - 4.620%, 2/1/2006	122,000,000
150,000,000		Citigroup Global Markets, Inc., 4.600%, 2/1/2006	150,000,000
135,000,000		Goldman Sachs & Co., 4.570%, 2/1/2006	135,000,000
10,000,000		Lehman Brothers, Inc., 4.650%, 2/1/2006	10,000,000
50,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	50,000,000
5,000,000		Morgan Stanley & Co., Inc., 4.600%, 2/1/2006	5,000,000
		TOTAL	472,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	932,000,000
		COMMERCIAL PAPER--14.1% [1]
		Banking--3.8%
22,910,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 4.520%, 4/12/2006	22,708,647
1,355,000		Benedictine Living Communities, Inc., 4.520%, 4/12/2006	1,343,091
33,000,000		HBOS Treasury Services PLC, 4.400%, 3/20/2006	32,810,433
35,000,000	[2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 4.380% - 4.570%, 3/29/2006 - 7/12/2006	34,625,286
5,000,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.330%, 2/7/2006	4,996,392
26,000,000	[2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.420%, 2/17/2006	25,948,924
		TOTAL	122,432,773
		Finance - Automotive--4.1%
75,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.340% - 4.350%, 2/2/2006 - 2/3/2006	74,984,924
58,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.410% - 4.500%, 3/15/2006 - 4/17/2006	57,675,875
		TOTAL	132,660,799
		Finance - Commercial--0.6%
20,000,000		CIT Group, Inc., 4.380%, 4/21/2006	19,807,767
		Finance - Retail--4.8%
50,000,000	[2]	Alpine Securitization Corp., 4.330%, 2/1/2006	50,000,000
33,725,000	[2]	Compass Securitization LLC, 4.400% - 4.470%, 3/15/2006 - 3/17/2006	33,544,049
10,000,000	[2]	Paradigm Funding LLC, 4.390%, 3/14/2006	9,950,003
60,000,000	[2]	Sheffield Receivables Corp., 4.320% - 4.410%, 2/3/2006 - 3/17/2006	59,934,100
		TOTAL	153,428,152
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Insurance--0.8%
$27,000,000	[2]	Aspen Funding Corp., 4.310% - 4.385%, 2/8/2006 - 3/14/2006	$26,924,683
		TOTAL COMMERCIAL PAPER	455,254,174
		CORPORATE BONDS--0.0%
		Brokerage--0.0%
810,000		Bear Stearns and Co., Inc., 3.000%, 3/30/2006	808,046
		CORPORATE NOTES--0.6%
		Finance - Securities--0.6%
20,000,000	[2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150%, 8/8/2006	20,000,000
		LOAN PARTICIPATION--0.6%
		Finance - Retail--0.6%
20,000,000		Countrywide Home Loans, Inc., 4.560%, 2/22/2006	20,000,000
		NOTES - VARIABLE--38.2% [3]
		Banking--18.8%
3,000,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,000,000
986,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 4.550%, 2/2/2006	986,000
35,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, 4.490%, 2/23/2006	35,000,000
2,035,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	2,035,000
55,000,000	[2]	BNP Paribas SA, 4.504%, 2/27/2006	55,000,000
638,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	638,000
5,100,000		Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,100,000
18,000,000		Bank of America N.A., 4.315%, 2/22/2006	17,999,821
85,000,000		Barclays Bank PLC, 4.340% - 4.359%, 2/6/2006 - 2/9/2006	84,995,279
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by Ambac Financial Group, Inc.), 4.580%, 2/1/2006	1,950,000
6,235,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.580%, 2/2/2006	6,235,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.540%, 2/3/2006	955,000
4,000,000		CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 4.590%, 2/2/2006	4,000,000
45,000,000	[2]	Commonwealth Bank of Australia, Sydney, 4.489%, 2/24/2006	45,000,000
18,000,000		Credit Suisse, Zurich, 4.490% - 4.570%, 3/29/2006 - 4/17/2006	18,000,000
2,425,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 4.590%, 2/2/2006	2,425,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 4.730%, 2/2/2006	$1,500,000
4,000,000	[2]	DePfa Bank PLC, 4.501%, 3/15/2006	3,999,974
10,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 4.560%, 2/2/2006	10,000,000
490,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 4.560%, 2/2/2006	490,000
8,285,000		Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 4.540%, 2/2/2006	8,285,000
5,000,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	5,000,000
905,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	905,000
13,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.379%, 2/8/2006	13,000,000
1,385,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,385,000
18,000,000	[2]	HBOS Treasury Services PLC, 4.453%, 2/9/2006	18,000,000
3,000,000		HBOS Treasury Services PLC, 4.569%, 3/24/2006	3,001,079
9,555,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	9,555,000
5,120,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	5,120,000
5,915,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 4.560%, 2/2/2006	5,915,000
11,000,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 4.630%, 2/2/2006	11,000,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.530%, 2/2/2006	20,000,000
9,650,000		Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	9,650,000
1,665,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 4.560%, 2/3/2006	1,665,000
5,450,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	5,450,000
4,465,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 4.540%, 2/2/2006	4,465,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,000,000
255,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	255,000
5,250,000		Nautical Transport LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,250,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,615,000		Ohmart/Vega Corp., Series 2003, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	$4,615,000
3,000,000		Overland Park Professional Center LLC, Series 2004, (Comerica Bank LOC), 4.540%, 2/2/2006	3,000,000
3,615,000		Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,615,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 4.490%, 2/2/2006	4,000,000
3,500,000		Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	3,500,000
6,145,000		Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 4.620%, 2/2/2006	6,145,000
2,920,000		R. M. Greene, Inc., Series 2000, (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	2,920,000
5,450,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Allied Irish Banks PLC LOC), 4.540%, 2/2/2006	5,450,000
5,000,000		Royal Bank of Canada, Montreal, 4.589%, 4/12/2006	5,001,795
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 4.540%, 2/2/2006	10,000,000
460,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.550%, 2/2/2006	460,000
20,000,000	[2]	Societe Generale, Paris, 4.355%, 2/2/2006	20,000,000
1,000,000		Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 4.325% - 4.430%, 2/3/2006 - 2/21/2006	64,991,536
745,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	745,000
1,105,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	1,105,000
36,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	36,000,000
3,200,000		William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 4.560%, 2/2/2006	3,200,000
		TOTAL	605,958,484
		Brokerage--5.4%
20,000,000	[2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	20,001,216
5,000,000		Merrill Lynch & Co., Inc., 4.450%, 2/15/2006	5,000,000
150,000,000		Morgan Stanley, 4.375% - 4.630%, 2/1/2006 - 2/27/2006	150,001,726
		TOTAL	175,002,942
		Finance - Commercial--0.4%
13,000,000	[2]	Fairway Finance Co. LLC, 4.420%, 2/15/2006	12,999,950
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Retail--1.6%
$25,000,000	[2]	Compass Securitization LLC, 4.373% - 4.395%, 2/10/2006 - 2/13/2006	$24,999,439
25,000,000	[2]	Paradigm Funding LLC, 4.510%, 2/27/2006	25,000,000
		TOTAL	49,999,439
		Finance - Securities--7.3%
66,000,000	[2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.370% - 4.465%, 2/1/2006 - 2/23/2006	66,002,044
169,000,000	[2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.350% - 4.693%, 2/1/2006 - 4/25/2006	169,012,311
		TOTAL	235,014,355
		Insurance--4.7%
10,000,000		Genworth Life Insurance Company, 4.394%, 2/9/2006	10,000,000
10,000,000		Hartford Life Global Funding Trust, 4.450%, 2/15/2006	10,000,000
10,000,000		Hartford Life Insurance Co., 4.580%, 3/1/2006	10,000,000
15,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	15,000,000
20,000,000	[2]	MBIA Global Funding LLC, 4.402%, 2/13/2006	20,000,000
20,000,000		Metropolitan Life Insurance Co., 4.390%, 2/1/2006	20,000,000
50,000,000		New York Life Insurance Co., 4.510%, 3/1/2006	50,000,000
15,000,000		Travelers Insurance Co., 4.510% - 4.621%, 3/2/2006 - 3/28/2006	15,000,000
		TOTAL	150,000,000
		Pharmaceuticals and Health Care--0.0%
500,000	[2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.355%, 2/1/2006	500,030
		TOTAL NOTES - VARIABLE	1,229,475,200
Principal Amount			Value
		REPURCHASE AGREEMENTS--6.6%
$160,645,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	$160,645,000
50,000,000		Interest in $250,000,000 joint repurchase agreement 4.470%, dated 1/31/2006 under which WestLB AG will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2033 for $250,031,042 on 2/1/2006. The market value of the underlying securities at the end of the period was $255,000,000.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	210,645,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	3,211,607,512
		OTHER ASSETS AND LIABILITIES - NET--0.2%	7,045,931
		TOTAL NET ASSETS--100%	$3,218,653,443
1 These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $817,438,401 which represents 25.4% of total net assets.

3 Current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	53.8%
Variable Rate Instruments	31.3%
Bank Instruments	10.6%
Repurchase Agreements	4.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	53.0%	Prime-1	91.8%
A-1	37.7%
A-2	8.6%	Prime-2	5.2%
Not rated by S&P	0.6%	Not rated by Moody's	2.9%
Other Assets and Liabilities--Net [2]	0.1%	Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.3% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.7	% [5]
8-30 Days	24.9%
31-90 Days	17.5%
91-180 Days	3.6%
181 Days or more	5.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 36.9% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--1.0%
$11,903,246		CarMax Auto Owner Trust 2005-3, Class A1, 4.447%, 12/15/2006	$11,903,246
6,475,002		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.951%, 6/15/2006	6,475,002
3,604,971		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	3,604,971
18,523,785		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	18,523,785
1,617,127		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.358%, 6/15/2006	1,617,127
13,665,796		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	13,665,796
19,504,025		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	19,504,025
39,875,927		Wachovia Auto Owner Trust 2005-B, Class A1, 4.481%, 12/20/2006	39,875,927
		TOTAL	115,169,879
		Finance - Equipment--0.2%
18,281,451		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	18,281,451
644,762		GE Commercial Equipment Financing LLC, (Series 2005-1), Class A1, 3.424%, 6/20/2006	644,762
3,308,970	[1,2]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	3,308,970
2,270,068		Navistar Financial Corp. Owner Trust 2005-A, Class A1, 3.616%, 7/17/2006	2,270,068
		TOTAL	24,505,251
		TOTAL ASSET-BACKED SECURITIES	139,675,130
		CERTIFICATES OF DEPOSIT--9.8%
		Banking--9.8%
5,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	5,000,087
166,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	166,000,000
15,000,000		Citibank N.A., New York, 4.645%, 7/10/2006	14,998,990
25,000,000		DePfa Bank PLC, 4.580%, 4/25/2006	25,000,000
200,000,000		Deutsche Bank AG, 4.405% - 4.765%, 10/4/2006 - 10/27/2006	200,003,257
14,000,000		Dexia Bank, Belgium, 4.350%, 9/29/2006	13,955,603
100,000,000		Dresdner Bank AG, Frankfurt, 4.370%, 2/9/2006	100,000,000
128,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.410% - 4.800%, 10/4/2006 - 1/29/2007	128,000,000
92,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	92,002,010
83,000,000		Toronto Dominion Bank, 3.580% - 3.585%, 2/15/2006 - 2/17/2006	83,000,039
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$50,000,000		Washington Mutual Bank, 4.330%, 2/1/2006	$50,000,000
91,250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	91,232,462
150,000,000		WestLB AG (GTD), 4.395% - 4.450%, 2/13/2006 - 2/21/2006	150,000,000
50,000,000		Wilmington Trust Co., 4.310%, 2/2/2006	50,000,005
		TOTAL CERTIFICATES OF DEPOSIT	1,169,192,453
		COLLATERALIZED LOAN AGREEMENTS--27.5%
		Banking--13.9%
355,800,000		Credit Suisse First Boston LLC, 4.620%, 2/1/2006	355,800,000
250,000,000		Deutsche Bank Securities, Inc., 4.630%, 2/1/2006	250,000,000
75,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	75,000,000
261,373,000		Greenwich Capital Markets, Inc., 4.625%, 2/1/2006	261,373,000
100,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	100,000,000
345,000,000		J.P. Morgan Securities, Inc., 4.610%, 2/1/2006	345,000,000
280,000,000		WestLB AG, 4.600%, 2/1/2006	280,000,000
		TOTAL	1,667,173,000
		Brokerage--13.6%
325,000,000		Bear Stearns and Co., Inc., 4.550% - 4.620%, 2/1/2006	325,000,000
304,500,000		Citigroup Global Markets, Inc., 4.600%, 2/1/2006	304,500,000
340,000,000		Goldman Sachs & Co., 4.570%, 2/1/2006	340,000,000
192,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	192,000,000
300,000,000		Merrill Lynch, Pierce, Fenner and Smith, 4.600%, 2/1/2006	300,000,000
169,000,000		Morgan Stanley & Co., Inc., 4.600%, 2/1/2006	169,000,000
		TOTAL	1,630,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,297,673,000
		COMMERCIAL PAPER--23.1% [3]
		Aerospace/Auto--1.4%
123,768,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 4.380% - 4.522%, 2/1/2006 - 2/21/2006	123,711,048
42,400,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 4.510% - 4.540%, 2/22/2006 - 2/24/2006	42,286,885
		TOTAL	165,997,933
		Banking--5.6%
65,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 4.100%, 2/13/2006	64,911,083
61,279,000	[1,2]	Fountain Square Commercial Funding Corp., 4.230% - 4.450%, 2/7/2006 - 4/10/2006	60,960,964
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--continued
$69,050,000		HBOS Treasury Services PLC, 4.205% - 4.400%, 2/8/2006 - 3/28/2006	$68,685,198
228,000,000		KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.430% - 4.570%, 3/28/2006 - 7/12/2006	225,301,130
30,000,000		Landesbank Baden-Wuerttemberg, 4.230%, 2/10/2006	29,968,275
51,028,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.330% - 4.590%, 2/7/2006 - 7/12/2006	50,376,639
150,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.310% - 4.520%, 2/3/2006 - 2/27/2006	149,650,958
19,000,000		Westpac Trust Securities NZ Ltd., (GTD by Westpac Banking Corp. Ltd., Sydney), 4.410%, 3/21/2006	18,888,280
		TOTAL	668,742,527
		Conglomerate--0.0%
700,000		Textron Financial Corp., (Textron Inc. Support Agreement), 4.590%, 3/27/2006	695,181
		Consumer Products--0.7%
3,492,000		Clorox Co., 4.360% - 4.560%, 2/1/2006 - 3/2/2006	3,484,653
76,600,000		Fortune Brands, Inc., 4.430% - 4.540%, 2/6/2006 - 2/22/2006	76,443,320
		TOTAL	79,927,973
		Finance - Automotive--5.5%
125,600,000		DaimlerChrysler North America Holding Corp., 4.490% - 4.630%, 2/2/2006 - 3/14/2006	125,175,183
438,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 4.340% - 4.500%, 2/10/2006 - 4/17/2006	435,864,174
95,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 4.310% - 4.600%, 3/3/2006 - 7/17/2006	94,156,000
		TOTAL	655,195,357
		Finance - Commercial--1.1%
70,000,000		CIT Group, Inc., 4.380%, 4/21/2006	69,327,183
70,199,000	[1,2]	Fairway Finance Co. LLC, 4.440%, 2/21/2006	70,025,843
		TOTAL	139,353,026
		Finance - Retail--4.5%
45,685,000	[1,2]	Chariot Funding LLC, 4.360%, 2/10/2006	45,635,203
74,210,000	[1,2]	Compass Securitization LLC, 4.400% - 4.470%, 3/15/2006 - 3/17/2006	73,812,383
106,509,000	[1,2]	Falcon Asset Securitization Corp., 4.390%, 2/14/2006	106,340,154
190,000,000	[1,2]	Paradigm Funding LLC, 4.340% - 4.440%, 2/9/2006 - 2/22/2006	189,689,183
125,000,000	[1,2]	Sheffield Receivables Corp., 4.320% - 4.370%, 2/3/2006 - 2/6/2006	124,951,653
		TOTAL	540,428,576
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--2.7%
$93,600,000	[1,2]	Galaxy Funding Inc., 4.380% - 4.450%, 3/7/2006 - 4/10/2006	$93,027,144
116,000,000	[1,2]	Grampian Funding LLC, 4.350% - 4.560%, 3/8/2006 - 7/11/2006	114,808,757
33,197,000	[1,2]	Perry Global Funding LLC, (Series A), 4.220% - 4.410%, 2/6/2006 - 3/13/2006	33,133,554
91,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.420% - 4.525%, 3/28/2006 - 5/17/2006	90,219,141
		TOTAL	331,188,596
		Food & Beverage--0.5%
15,000,000		General Mills, Inc., 4.390%, 2/3/2006	14,996,342
43,000,000	[1,2]	Sara Lee Corp., 4.350% - 4.450%, 2/9/2006 - 2/16/2006	42,955,231
		TOTAL	57,951,573
		Machinery, Equipment, Auto--0.1%
15,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 4.380%, 2/6/2006	14,990,875
		Retail--1.0%
121,400,000	[1,2]	Federated Retail Holdings, Inc., (GTD by Federated Department Stores, Inc.), 4.510% - 4.590%, 2/21/2006 - 3/20/2006	120,954,676
		TOTAL COMMERCIAL PAPER	2,775,426,293
		CORPORATE NOTES--0.7%
		Finance - Equipment--0.0%
1,000,000		John Deere Capital Corp., 6.850%, 3/15/2006	1,002,750
		Finance - Retail--0.1%
9,000,000		Countrywide Financial Corp., 4.570%, 3/21/2006	9,000,413
		Finance - Securities--0.6%
10,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.800%, 12/6/2006	9,997,525
68,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.340% - 4.910%, 10/3/2006 -1/30/2007	68,000,000
		TOTAL	77,997,525
		TOTAL CORPORATE NOTES	88,000,688
		LOAN PARTICIPATIONS--1.3%
		Chemicals--0.6%
70,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 4.620%, 3/31/2006	70,000,000
		Electrical Equipment--0.2%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 4.503%, 5/19/2006	28,000,000
Principal Amount			Value
		LOAN PARTICIPATIONS--continued
		Finance - Retail--0.5%
$60,000,000		Countrywide Home Loans, Inc., 4.560%, 2/22/2006	$60,000,000
		TOTAL LOAN PARTICIPATIONS	158,000,000
		NOTES - VARIABLE--31.3% [4]
		Banking--17.0%
1,545,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 4.680%, 2/2/2006	1,545,000
2,205,000		AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,205,000
80,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 4.590%, 2/2/2006	80,000
1,905,000		Alexander Development I LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.840%, 2/2/2006	1,905,000
1,650,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,650,000
4,530,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.730%, 2/1/2006	4,530,000
100,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	99,992,633
3,505,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 4.520%, 2/2/2006	3,505,000
7,115,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	7,115,000
885,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	885,000
5,550,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 4.520%, 2/2/2006	5,550,000
1,550,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,550,000
1,372,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,372,790
1,725,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,725,000
8,415,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	8,415,000
1,375,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	1,375,000
757,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	757,000
2,542,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,542,000
3,251,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,251,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,085,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.680%, 2/1/2006	$6,085,000
4,900,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.684%, 2/1/2006	4,900,000
3,670,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	3,670,000
19,670,000		Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 4.680%, 2/2/2006	19,670,000
4,200,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 4.690%, 2/2/2006	4,200,000
4,480,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 4.730%, 2/2/2006	4,480,000
902,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	902,337
4,730,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 4.600%, 2/2/2006	4,730,000
3,315,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,315,000
6,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	6,500,000
1,060,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,060,000
6,700,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	6,700,000
62,000,000		Credit Suisse, Zurich, 4.570%, 4/17/2006	62,000,000
6,310,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	6,310,000
8,075,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 4.710%, 2/2/2006	8,075,000
165,000,000	[1,2]	DePfa Bank PLC, 4.501%, 3/15/2006	165,000,000
5,010,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	5,010,000
1,560,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 4.790%, 2/2/2006	1,560,000
7,345,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 4.560%, 2/2/2006	7,345,000
3,065,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	3,065,000
3,465,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	3,465,000
3,120,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,120,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,007,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$3,007,000
8,250,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	8,250,000
2,778,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	2,778,000
3,110,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	3,110,000
1,719,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,719,000
5,725,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	5,725,000
1,135,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	1,135,000
6,760,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 4.640%, 2/2/2006	6,760,000
12,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.379%, 2/8/2006	12,000,000
25,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.397%, 2/13/2006	25,000,000
6,175,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 4.680%, 2/2/2006	6,175,000
1,731,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	1,731,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	920,000
3,130,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 4.740%, 2/2/2006	3,130,000
895,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	895,000
12,200,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	12,200,000
4,310,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	4,310,000
150,000,000		HBOS Treasury Services PLC, 4.435% - 4.569%, 2/1/2006 - 4/24/2006	150,000,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	157,000,000
17,990,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	17,990,000
2,250,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,250,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	7,945,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,500,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 4.630%, 2/2/2006	$3,500,000
740,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	740,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,595,000
5,875,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 4.680%, 2/2/2006	5,875,000
6,916,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.590%, 2/3/2006	6,916,290
1,510,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,510,000
3,910,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	3,910,000
3,350,000		Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	3,350,000
1,630,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	1,630,000
9,600,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	9,600,000
2,580,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	2,580,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	16,000,000
20,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	20,320,000
3,290,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	3,290,000
11,510,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	11,510,000
10,350,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	10,350,000
4,055,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	4,055,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 4.589%, 3/28/2006	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 4.589%, 3/28/2006	135,000,000
9,765,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	9,765,000
3,455,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,455,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,455,000		Oaklawn Hospital, MI, (Series 2000 A), (LaSalle Bank Midwest, N.A. LOC), 4.610%, 2/1/2006	$2,455,000
3,549,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	3,549,000
910,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	910,000
4,565,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	4,565,000
17,765,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 4.690%, 2/2/2006	17,765,000
2,536,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,536,500
5,100,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 4.710%, 2/2/2006	5,100,000
5,225,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 4.710%, 2/2/2006	5,225,000
7,850,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 4.690%, 2/2/2006	7,850,000
3,140,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 4.710%, 2/2/2006	3,140,000
1,320,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	1,320,000
2,060,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	2,060,000
18,350,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	18,350,000
55,000,000		Royal Bank of Canada, Montreal, 4.450%, 2/10/2006	55,000,000
15,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 4.740%, 2/2/2006	15,000,000
7,890,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	7,890,000
30,000,000	[1,2]	Societe Generale, Paris, 4.355%, 2/2/2006	30,000,000
4,675,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 4.740%, 2/2/2006	4,675,000
3,215,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 4.630%, 2/2/2006	3,215,000
10,565,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.684%, 2/1/2006	10,565,000
6,965,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 4.690%, 2/2/2006	6,965,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 4.560%, 2/2/2006	3,200,000
25,000,000		Svenska Handelsbanken, Stockholm, 4.430%, 2/21/2006	24,996,858
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	$5,530,000
10,140,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.590%, 2/3/2006	10,140,000
9,390,000		Test Associates, (Series 2002), (Fulton Bank LOC), 4.690%, 2/2/2006	9,390,000
1,150,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,150,000
3,155,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	3,155,000
4,670,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	4,670,000
5,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2005-1 Tranche #1), (GTD by Wachovia Corp.), 4.500%, 3/21/2006	5,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (LaSalle Bank, N.A. LOC), 4.650%, 2/1/2006	12,360,000
60,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	60,000
2,285,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	2,285,000
11,220,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 4.690%, 2/2/2006	11,220,000
87,000,000		Wells Fargo & Co., 4.435%, 2/2/2006	87,000,000
6,725,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/3/2006	6,725,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 4.490%, 3/13/2006	100,000,000
14,225,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	14,225,000
7,155,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.590%, 2/1/2006	7,155,000
4,650,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 4.590%, 2/2/2006	4,650,000
8,375,000		York County, PA IDA, (Series 2003-B), 4.620%, 2/2/2006	8,375,000
15,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 4.630%, 2/2/2006	15,800,000
		TOTAL	2,037,816,408
		Brokerage--4.0%
70,000,000		Goldman Sachs Group, Inc., 4.389% - 4.425%, 2/1/2006 - 2/7/2006	70,011,774
28,000,000	[1,2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	28,001,703
16,000,000		Merrill Lynch & Co., Inc., 4.637%, 2/13/2006	16,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--continued
$85,500,000	[1,2]	Merrill Lynch & Co., Inc., 4.420%, 2/6/2006	$85,500,000
279,000,000		Morgan Stanley, 4.375% - 4.630%, 2/1/2006 - 2/27/2006	279,000,000
		TOTAL	478,513,477
		Finance - Commercial--1.4%
27,000,000	[1,2]	Fairway Finance Co. LLC, 4.420%, 2/15/2006	26,999,897
97,500,000	[1,2]	General Electric Capital Corp., 4.519% - 4.570%, 2/9/2006 - 2/17/2006	97,500,000
50,000,000		General Electric Capital Corp., 4.520%, 3/1/2006	50,000,000
		TOTAL	174,499,897
		Finance - Retail--1.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.026%, 2/15/2006	43,000,000
25,000,000	[1,2]	Compass Securitization LLC, (AMBAC LOC), 4.345%, 2/6/2006	24,999,746
33,000,000		Compass Securitization LLC, 4.374%, 2/10/2006	32,999,219
90,000,000	[1,2]	Paradigm Funding LLC, 4.490%, 2/27/2006	90,000,000
		TOTAL	190,998,965
		Finance - Securities--5.2%
54,000,000	[1,2]	Beta Finance, Inc., 4.480%, 2/15/2006	54,022,581
134,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.370% - 4.465%, 2/1/2006 - 2/23/2006	134,002,581
431,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.350% - 4.693%, 2/1/2006 - 4/25/2006	430,996,765
		TOTAL	619,021,927
		Insurance--2.1%
45,000,000		Genworth Life Insurance Company, 4.394%, 2/9/2006	45,000,000
15,000,000		Hartford Life Insurance Co., 4.420%, 2/1/2006	15,000,000
20,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	20,000,000
25,000,000		Metropolitan Life Insurance Co., 4.670%, 4/3/2006	25,000,000
50,000,000		New York Life Insurance Co., 4.510%, 3/1/2006	50,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 4.410%, 2/4/2006	35,000,658
65,000,000		Travelers Insurance Co., 4.510% - 4.621%, 3/2/2006 - 3/28/2006	65,000,000
		TOTAL	255,000,658
		TOTAL NOTES - VARIABLE	3,755,851,332
		TIME DEPOSIT--0.8%
		Banking--0.8%
95,000,000		WestLB AG, 4.500%, 2/1/2006	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--4.2%
$425,730,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	$425,730,000
75,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	75,000,000
		TOTAL REPURCHASE AGREEMENTS	500,730,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	11,979,548,896
		OTHER ASSETS AND LIABILITIES - NET--0.1%	12,378,134
		TOTAL NET ASSETS--100%	$11,991,927,030

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $3,385,414,611 which represents 28.2% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At January 31, 2006, these securities amounted to $3,066,414,611 which represents 25.6% of total net assets.

3 Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	94.6%
U.S. Treasury Securities	6.1%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.5%
8-30 Days	6.1%
31-90 Days	0.0%
91-180 Days	3.0%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--6.1%
		U.S. Treasury Notes--6.1%
$43,500,000		United States Treasury Notes, 2.500%, 5/31/2006	$43,361,248
86,500,000		United States Treasury Notes, 2.500%, 10/31/2006	85,437,864
261,000,000		United States Treasury Notes, 2.750%, 6/30/2006	259,975,169
87,000,000		United States Treasury Notes, 2.750%, 7/31/2006	86,503,086
167,000,000		United States Treasury Notes, 2.875%, 11/30/2006	164,820,667
62,750,000		United States Treasury Notes, 3.125%, 1/31/2007	61,874,932
84,750,000		United States Treasury Notes, 7.000%, 7/15/2006	85,698,698
		TOTAL U.S. TREASURY	787,671,664
		REPURCHASE AGREEMENTS--94.6%
1,000,000,000		$1,000,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which ABN AMRO Bank NV, New York, will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,000,121,944 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,851.	1,000,000,000
1,268,000,000		$1,268,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,268,154,978 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,293,360,436.	1,268,000,000
656,526,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	656,526,000
500,000,000		$500,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which Bear Stearns and Co., Inc., will repurchase U.S. Treasury securities with various maturities to 11/15/2008 for $500,061,111 on 2/1/2006. The market value of the underlying securities at the end of the period was $510,833,378.	500,000,000
100,000,000		$100,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which CIBC World Markets Corp., will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for $100,012,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,000,205.	100,000,000
200,000,000		$200,000,000 repurchase agreement 4.35%, dated 1/31/2006, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security with a maturity of 12/31/2007 for $200,024,167 on 2/1/2006. The market value of the underlying security at the end of the period was $204,003,283.	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$90,000,000		Interest in $100,000,000 joint repurchase agreement 4.29%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $100,011,917 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,013,022.	$90,000,000
2,121,000,000		Interest in $2,500,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 1/15/2016 for $2,500,304,861 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,550,311,837.	2,121,000,000
1,000,000,000		$1,000,000,000 repurchase agreement 4.40%, dated 1/31/2006, under which Fortis Securities LLC, will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,122,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,217.	1,000,000,000
250,000,000		$250,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which HSBC Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $250,030,486 on 2/1/2006. The market value of the underlying securities at the end of the period was $255,002,294.	250,000,000
1,311,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which J.P. Morgan Securities Inc., will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,700,207,306 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,272,998.	1,311,000,000
745,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	745,000,000
500,000,000		$500,000,000 repurchase agreement 4.39%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 8/15/2019 for $500,060,972 on 2/1/2006. The market value of the underlying securities at the end of the period was $510,666,127.	500,000,000
777,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 4.40%, dated 1/25/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $903,520,000 on 2/27/2006. The market value of the underlying securities at the end of the period was $921,253,748.	777,000,000
200,000,000		$200,000,000 repurchase agreement 4.38%, dated 1/31/2006, under which Societe Generale, London, will repurchase U.S. Treasury securities with various maturities to 10/15/2010 for $200,024,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $204,000,017.	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$121,021,000		Interest in $131,021,000 joint repurchase agreement 4.30%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $131,036,650 on 2/1/2006. The market value of the underlying securities at the end of the period was $133,643,828.	$121,021,000
1,311,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.40%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,700,207,778 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,007,096.	1,311,000,000
		TOTAL REPURCHASE AGREEMENTS	12,150,547,000
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [2]	12,938,218,664
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(87,229,651)
		TOTAL NET ASSETS--100%	$12,850,989,013

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2006 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$8,074,500,000	$--	$453,200,000
Investments in securities	2,170,056,211	4,401,140,526	8,602,382,745
Total Investments in securities, at amortized cost and value	10,244,556,211	4,401,140,526	9,055,582,745
Cash	--	329,396	--
Income receivable	27,972,947	20,919,258	22,730,825
Receivable for shares sold	314,568	1,112,647	2,099,505
TOTAL ASSETS	10,272,843,726	4,423,501,827	9,080,413,075
Liabilities:
Payable for investments purchased	2,291,000	--	--
Payable for shares redeemed	5,036,356	721,542	--
Payable to bank	805,493	--	1,625,240
Payable for Directors'/Trustees' fees	9,463	2,427	1,652
Payable for account administration fee (Note 5)	12,060	--	--
Payable for distribution services fee (Note 5)	12,142	--	--
Payable for shareholder services fee (Note 5)	695,994	212,429	399,548
Income distribution payable	15,345,029	1,888,822	14,311,331
Accrued expenses	169,369	63,661	90,764
TOTAL LIABILITIES	24,376,906	2,888,881	16,428,535
TOTAL NET ASSETS	$10,248,466,820	$4,420,612,946	$9,063,984,540
Net Assets Consist of:
Paid-in capital	$10,248,404,726	$4,420,781,324	$9,063,937,233
Accumulated net realized loss on investments	--	(167,530)	--
Undistributed (distributions in excess of) net investment income	62,094	(848)	47,307
TOTAL NET ASSETS	$10,248,466,820	$4,420,612,946	$9,063,984,540
Net Assets:
Institutional Shares	$6,725,102,864	$2,794,040,882	$6,841,454,272
Institutional Service Shares	3,133,325,887	614,619,369	1,556,195,037
Institutional Capital Shares	340,639,535	1,011,952,695	666,335,231
Trust Shares	49,398,534	--	--
TOTAL NET ASSETS	$10,248,466,820	$4,420,612,946	$9,063,984,540

Statements of Assets and Liabilities - continued

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	6,724,828,103	2,794,159,761	6,841,237,156
Institutional Service Shares	3,133,526,576	614,657,210	1,556,380,399
Institutional Capital Shares	340,651,039	1,011,964,352	666,339,435
Trust Shares	49,399,016	--	--
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	$--	$--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2006 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$210,645,000	$500,730,000	$12,150,547,000
Investments in securities	3,000,962,512	11,478,818,896	787,671,664
Total Investments in securities, at amortized cost and value	3,211,607,512	11,979,548,896	12,938,218,664
Cash	275,305	--	--
Income receivable	8,428,376	25,495,182	4,456,937
Receivable for shares sold	469,255	3,822,737	674,004
TOTAL ASSETS	3,220,780,448	12,008,866,815	12,943,349,605
Liabilities:
Payable for investments purchased	--	--	61,880,349
Payable for shares redeemed	757,451	2,779,532	480,019
Payable for Directors'/Trustees' fees	--	9,496	12,783
Payable for account administration fee (Note 5)	--	--	140,083
Payable for distribution services fee (Note 5)	--	--	140,083
Payable for shareholder services fee (Note 5)	265,449	423,142	1,180,563
Payable to bank	--	484,438	1,574
Income distribution payable	1,036,066	13,122,334	28,372,816
Accrued expenses	68,039	120,843	152,322
TOTAL LIABILITIES	2,127,005	16,939,785	92,360,592
TOTAL NET ASSETS	$3,218,653,443	$11,991,927,030	$12,850,989,013
Net Assets Consist of:
Paid-in Capital	$3,218,637,472	$11,991,943,900	$12,851,021,259
Undistributed (distributions in excess of) net investment income	15,971	(16,870)	(32,246)
TOTAL NET ASSETS	$3,218,653,443	$11,991,927,030	$12,850,989,013
Net Assets:
Institutional Shares	$1,455,724,979	$9,287,975,816	$6,140,397,974
Institutional Service Shares	897,780,873	1,392,570,017	5,261,320,702
Institutional Capital Shares	865,147,591	1,311,381,197	684,343,960
Trust Shares	--	--	764,926,377
TOTAL NET ASSETS	$3,218,653,443	$11,991,927,030	$12,850,989,013

Statements of Assets and Liabilities - continued

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,455,701,932	9,287,933,040	6,140,198,334
Institutional Service Shares	897,780,598	1,392,632,521	5,261,568,392
Institutional Capital Shares	865,154,942	1,311,378,339	684,240,410
Trust Shares	--	--	765,014,123
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$--	$--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2006 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$186,986,953	$67,882,984	$195,789,957
Expenses:
Investment adviser fee (Note 5)	9,459,725	4,802,691	9,828,612
Administrative personnel and services fee (Note 5)	3,770,477	1,914,303	3,917,504
Account administration fee--Trust Shares (Note 5)	99,739	--	--
Custodian fees	193,716	104,248	205,814
Transfer and dividend disbursing agent fees and expenses	162,720	170,620	64,062
Directors'/Trustees' fees	31,593	11,745	37,811
Auditing fees	7,995	7,996	7,996
Legal fees	4,434	10,732	4,475
Portfolio accounting fees	100,848	92,690	94,881
Distribution services fee--Trust Shares (Note 5)	99,739	--	--
Shareholder services fee--Institutional Shares (Note 5)	7,637,864	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	3,697,543	771,205	2,190,969
Shareholder services fee--Institutional Capital Shares (Note 5)	386,641	1,336,898	1,066,647
Share registration costs	60,009	87,784	53,574
Printing and postage	21,004	11,143	16,679
Insurance premiums	33,213	13,625	38,880
Miscellaneous	30,298	9,888	40,429
TOTAL EXPENSES	25,797,558	9,345,568	17,568,333
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	(4,018,223)	(2,712,899)	(5,051,363)
Waiver of administrative personnel and services fee	(166,322)	(84,477)	(172,803)
Waiver of shareholder services fee--Institutional Shares	(7,637,864)	--	--
Waiver of shareholder services fee--Institutional Capital Shares	(231,984)	(802,139)	(639,988)
Reimbursement of investment adviser fee	--	(8,519)	--
Reimbursement of shareholder services fee--Institutional Capital Shares	--	--	(116,620)
TOTAL WAIVERS AND REIMBURSEMENTS	(12,054,393)	(3,608,034)	(5,980,774)
Net expenses	13,743,165	5,737,534	11,587,559
Net investment income	$173,243,788	$62,145,450	$184,202,398
Net realized loss on investments	--	(138,942)	--
Change in net assets resulting from operations	$173,243,788	$62,006,508	$184,202,398

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2006 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$70,336,637	$212,799,015	$244,388,646
Expenses:
Investment adviser fee (Note 5)	3,560,705	10,503,190	12,663,167
Administrative personnel and services fee (Note 5)	1,419,283	4,186,268	5,047,312
Account administration fee--Trust Shares (Note 5)	--	--	705,863
Custodian fees	99,663	236,209	264,902
Transfer and dividend disbursing agent fees and expenses	284,147	74,352	76,066
Directors'/Trustees' fees	4,639	23,609	51,253
Auditing fees	8,874	7,995	7,996
Legal fees	688	4,648	4,888
Portfolio accounting fees	96,140	94,861	101,072
Distribution services fee--Trust Shares (Note 5)	--	--	705,863
Shareholder services fee--Institutional Shares (Note 5)	2,198,582	--	7,483,236
Shareholder services fee--Institutional Service Shares (Note 5)	1,184,254	1,748,083	6,724,080
Shareholder services fee--Institutional Capital Shares (Note 5)	1,068,043	1,491,218	915,327
Share registration costs	69,237	55,101	43,542
Printing and postage	4,083	5,802	7,846
Insurance premiums	4,263	43,963	44,721
Miscellaneous	3,273	25,683	34,391
TOTAL EXPENSES	10,005,874	18,500,982	34,881,525
Waivers (Note 5):
Waiver of investment adviser fee	(2,678,817)	(5,892,090)	(5,151,096)
Waiver of administrative personnel and services fee	(62,654)	(184,552)	(222,645)
Waiver of shareholder services fee--Institutional Shares	(2,198,582)	--	(7,483,236)
Waiver of shareholder services fee--Institutional Capital Shares	(640,826)	(862,414)	(549,196)
TOTAL WAIVERS	(5,580,879)	(6,939,056)	(13,406,173)
Net expenses	4,424,995	11,561,926	21,475,352
Net investment income	$65,911,642	$201,237,089	$222,913,294

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,243,788	$172,438,416	$62,145,450	$64,788,270
Net realized gain/(loss) on investments	--	--	(138,942)	20,299
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	173,243,788	172,438,416	62,006,508	64,808,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(114,433,421)	(114,471,130)	(41,201,164)	(47,775,366)
Institutional Service Shares	(51,812,631)	(55,404,715)	(7,408,177)	(7,591,909)
Institutional Capital Shares	(5,683,629)	(1,950,254)	(13,530,830)	(9,430,661)
Trust Shares	(1,284,103)	(624,264)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,213,784)	(172,450,363)	(62,140,171)	(64,797,936)
Share Transactions:
Proceeds from sale of shares	75,302,107,699	87,120,054,501	23,698,431,112	38,273,423,295
Net asset value of shares issued to shareholders in payment of distributions declared	93,664,026	89,911,597	49,940,777	48,697,843
Cost of shares redeemed	(73,982,634,160)	(86,572,564,132)	(24,072,051,353)	(36,351,113,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,413,137,565	637,401,966	(323,679,464)	1,971,007,934
Change in net assets	1,413,167,569	637,390,019	(323,813,127)	1,971,018,567
Net Assets:
Beginning of period	8,835,299,251	8,197,909,232	4,744,426,073	2,773,407,506
End of period	$10,248,466,820	$8,835,299,251	$4,420,612,946	$4,744,426,073
Undistributed (distributions in excess of) net investment income	$62,094	$32,090	$(848)	$(6,127)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$184,202,398	$179,236,149	$65,911,642	$42,769,974
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(137,404,894)	(132,849,543)	(32,818,848)	(30,528,332)
Institutional Service Shares	(30,923,746)	(33,866,842)	(17,019,966)	(5,972,619)
Institutional Capital Shares	(15,819,085)	(12,479,601)	(15,950,507)	(6,375,373)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(184,147,725)	(179,195,986)	(65,789,321)	(42,876,324)
Share Transactions:
Proceeds from sale of shares	46,369,197,478	78,137,296,623	12,548,070,672	18,299,194,935
Net asset value of shares issued to shareholders in payment of distributions declared	99,554,266	84,355,486	57,997,590	35,438,738
Cost of shares redeemed	(45,568,766,630)	(81,322,811,194)	(13,655,706,109)	(14,066,358,354)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	899,985,114	(3,101,159,085)	(1,049,637,847)	4,268,275,319
Change in net assets	900,039,787	(3,101,118,922)	(1,049,515,526)	4,268,168,969
Net Assets:
Beginning of period	8,163,944,753	11,265,063,675	4,268,168,969	--
End of period	$9,063,984,540	$8,163,944,753	$3,218,653,443	$4,268,168,969
Undistributed (distributions in excess of) net investment income	$47,307	$(7,366)	$15,971	$(106,350)

1 For the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$201,237,089	$188,758,788	$222,913,294	$242,236,047
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(152,129,588)	(140,584,009)	(109,449,901)	(128,528,475)
Institutional Service Shares	(25,269,226)	(26,266,545)	(91,447,914)	(92,576,050)
Institutional Capital Shares	(23,843,289)	(21,863,896)	(12,983,791)	(13,288,865)
Trust Shares	--	--	(9,063,934)	(7,840,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(201,242,103)	(188,714,450)	(222,945,540)	(242,233,645)
Share Transactions:
Proceeds from sale of shares	64,406,243,445	90,434,961,145	34,098,766,506	62,185,884,386
Net asset value of shares issued to shareholders in payment of distributions declared	138,339,254	125,247,801	73,121,611	78,502,143
Cost of shares redeemed	(60,784,359,963)	(94,278,755,673)	(33,371,016,662)	(62,117,771,017)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,760,222,736	(3,718,546,727)	800,871,455	146,615,512
Change in net assets	3,760,217,722	(3,718,502,389)	800,839,209	146,617,914
Net Assets:
Beginning of period	8,231,709,308	11,950,211,697	12,050,149,804	11,903,531,890
End of period	$11,991,927,030	$8,231,709,308	$12,850,989,013	$12,050,149,804
Distributions in excess of net investment income	$(16,870)	$(11,856)	$(32,246)	$--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

Effective August 11, 2004, Prime Management Obligations Fund began offering Institutional Shares.

Effective January 18, 2005, Prime Management Obligations Fund began offering Institutional Service Shares and Institutional Capital Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control", as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Government Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	64,702,906,028	$64,702,906,028	68,840,529,646	$68,840,529,646
Shares issued to shareholders in payment of distributions declared	60,980,271	60,980,271	59,531,634	59,531,634
Shares redeemed	(63,760,935,696)	(63,760,935,696)	(68,312,442,051)	(68,312,442,051)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,002,950,603	$1,002,950,603	587,619,229	$587,619,229

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,158,842,202	$10,158,842,202	17,692,054,657	$17,692,054,657
Shares issued to shareholders in payment of distributions declared	26,974,538	26,974,538	28,370,500	28,370,492
Shares redeemed	(9,812,002,905)	(9,812,002,905)	(17,997,158,534)	(17,997,158,534)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	373,813,835	$373,813,835	(276,733,377)	$(276,733,385)

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	275,653,359	$275,653,359	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	5,679,057	5,679,057	1,953,531	1,953,531
Shares redeemed	(239,302,888)	(239,302,888)	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	42,029,528	$42,029,528	298,621,511	$298,621,511

Government Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	164,706,110	$164,706,110	190,462,480	$190,462,480
Shares issued to shareholders in payment of distributions declared	30,160	30,160	55,940	55,940
Shares redeemed	(170,392,671)	(170,392,671)	(162,623,809)	(162,623,809)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(5,656,401)	$(5,656,401)	27,894,611	$27,894,611
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,413,137,565	$1,413,137,565	637,401,974	$637,401,966

Municipal Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,443,420,042	$20,443,420,042	32,377,793,944	$32,377,793,944
Shares issued to shareholders in payment of distributions declared	31,189,736	31,189,736	34,837,487	34,837,487
Shares redeemed	(20,721,246,592)	(20,721,246,592)	(31,516,352,148)	(31,516,352,148)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(246,636,814)	$(246,636,814)	896,279,283	$896,279,283

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	941,040,095	$941,040,095	2,119,536,078	$2,119,536,078
Shares issued to shareholders in payment of distributions declared	6,347,807	6,347,807	6,196,601	6,196,601
Shares redeemed	(974,690,004)	(974,690,004)	(1,847,370,660)	(1,847,370,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(27,302,102)	$(27,302,102)	278,362,019	$278,362,019

Municipal Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,313,970,975	$2,313,970,975	3,776,093,273	$3,776,093,273
Shares issued to shareholders in payment of distributions declared	12,403,234	12,403,234	7,663,755	7,663,755
Shares redeemed	(2,376,114,757)	(2,376,114,757)	(2,987,390,396)	(2,987,390,396)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(49,740,548)	$(49,740,548)	796,366,632	$796,366,632
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(323,679,464)	$(323,679,464)	1,971,007,934	$1,971,007,934

Prime Cash Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,759,175,643	$38,759,175,643	63,323,840,572	$63,323,840,572
Shares issued to shareholders in payment of distributions declared	79,077,306	79,077,306	65,451,824	65,451,824
Shares redeemed	(37,671,219,833)	(37,671,219,833)	(66,320,572,743)	(66,320,572,743)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,167,033,116	$1,167,033,116	(2,931,280,347)	$(2,931,280,347)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,575,831,484	$5,575,831,484	11,309,022,977	$11,309,022,977
Shares issued to shareholders in payment of distributions declared	7,348,500	7,348,500	9,050,906	9,050,906
Shares redeemed	(5,807,380,798)	(5,807,380,798)	(11,562,653,146)	(11,562,653,146)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(224,200,814)	$(224,200,814)	(244,579,263)	$(244,579,263)
Prime Cash Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,034,190,351	$2,034,190,351	3,504,433,074	$3,504,433,074
Shares issued to shareholders in payment of distributions declared	13,128,460	13,128,460	9,852,756	9,852,756
Shares redeemed	(2,090,165,999)	(2,090,165,999)	(3,439,585,305)	(3,439,585,305)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(42,847,188)	$(42,847,188)	74,700,525	$74,700,525
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	899,985,114	$899,985,114	(3,101,159,085)	$(3,101,159,085)

Prime Management Obligations Fund	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,982,918,229	$10,982,918,229	15,711,474,555	$15,711,474,555
Shares issued to shareholders in payment of distributions declared	25,509,710	25,509,710	23,392,394	23,392,394
Shares redeemed	(12,190,886,660)	(12,190,886,660)	(13,096,706,296)	(13,096,706,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,182,458,721)	$(1,182,458,721)	2,638,160,653	$2,638,160,653

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	545,779,530	$545,779,530	1,110,524,614	$1,110,524,614
Shares issued to shareholders in payment of distributions declared	16,538,804	16,538,804	5,702,788	5,702,788
Shares redeemed	(477,425,211)	(477,425,211)	(303,339,927)	(303,339,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	84,893,123	$84,893,123	812,887,475	$812,887,475
Prime Management Obligations Fund	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,019,372,913	$1,019,372,913	1,477,195,766	$1,477,195,766
Shares issued to shareholders in payment of distributions declared	15,949,076	15,949,076	6,343,556	6,343,556
Shares redeemed	(987,394,238)	(987,394,238)	(666,312,131)	(666,312,131)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	47,927,751	$47,927,751	817,227,191	$817,227,191
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,049,637,847)	$(1,049,637,847)	4,268,275,319	$4,268,275,319

Prime Value Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	55,703,727,371	$55,703,727,371	78,613,332,108	$78,613,332,108
Shares issued to shareholders in payment of distributions declared	109,373,022	109,373,022	95,726,452	95,726,452
Shares redeemed	(52,324,447,916)	(52,324,447,916)	(82,412,070,061)	(82,412,070,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,488,652,477	$3,488,652,477	(3,703,011,501)	$(3,703,011,501)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,374,243,274	$3,374,243,274	5,432,893,340	$5,432,893,340
Shares issued to shareholders in payment of distributions declared	19,285,101	19,285,101	19,368,337	19,368,337
Shares redeemed	(3,264,023,377)	(3,264,023,377)	(5,753,378,607)	(5,753,378,607)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	129,504,998	$129,504,998	(301,116,930)	$(301,116,930)
Prime Value Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,328,272,800	$5,328,272,800	6,388,735,697	$6,388,735,697
Shares issued to shareholders in payment of distributions declared	9,681,131	9,681,131	10,153,012	10,153,012
Shares redeemed	(5,195,888,670)	(5,195,888,670)	(6,113,307,005)	(6,113,307,005)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	142,065,261	$142,065,261	285,581,704	$285,581,704
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,760,222,736	$3,760,222,736	(3,718,546,727)	$(3,718,546,727)

Treasury Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,088,473,520	$20,088,473,520	33,844,927,635	$33,844,927,635
Shares issued to shareholders in payment of distributions declared	54,440,662	54,440,662	59,642,933	59,642,933
Shares redeemed	(19,735,661,667)	(19,735,661,667)	(33,729,830,302)	(33,729,830,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	407,252,515	$407,252,515	174,740,266	$174,740,266

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,144,356,734	$11,144,356,734	20,751,297,064	$20,751,297,064
Shares issued to shareholders in payment of distributions declared	16,534,512	16,534,512	16,731,340	16,731,340
Shares redeemed	(11,145,249,002)	(11,145,249,002)	(20,487,277,725)	(20,487,277,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,642,244	$15,642,244	280,750,679	$280,750,679
Treasury Obligations Fund	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,255,977,006	$2,255,977,006	5,303,145,483	$5,303,145,483
Shares issued to shareholders in payment of distributions declared	1,406,551	1,406,551	1,116,708	1,116,708
Shares redeemed	(2,195,820,721)	(2,195,820,721)	(5,553,358,330)	(5,553,358,330)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	61,562,836	$61,562,836	(249,096,139)	$(249,096,139)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	609,959,246	$609,959,246	2,286,514,204	$2,286,514,204
Shares issued to shareholders in payment of distributions declared	739,886	739,886	1,011,162	1,011,162
Shares redeemed	(294,285,272)	(294,285,272)	(2,347,304,660)	(2,347,304,660)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	316,413,860	$316,413,860	(59,779,294)	$(59,779,294)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	800,871,455	$800,871,455	146,615,512	$146,615,512

1 For period from January 18, 2005 (start of performance) to July 31, 2005.

2 For period from August 11, 2004 (start of performance) to July 31, 2005.

4. FEDERAL TAX INFORMATION

At July 31, 2005, the following Fund had capital loss carryforwards of $28,588 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Capital Loss Carryforward to Expire in 2013	Total Capital Loss Carrryforward
Municipal Obligations Fund	$646	$204	$7,099	$20,639	$28,588

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of each Fund's average daily net assets.

The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the six months ended January 31, 2006, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$4,018,223
Municipal Obligations Fund	$2,712,899
Prime Cash Obligations Fund	$5,051,363
Prime Management Obligations Fund	$2,678,817
Prime Value Obligations Fund	$5,892,090
Treasury Obligations Fund	$5,151,096

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Account Administration Fee

The Government Obligations and Treasury Obligations Funds' Trust Shares pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the six months ended January 31, 2006, FSC retained $207 of fees paid by Government Obligations Fund and did not retain any fees paid by Treasury Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to FSSC for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time.

For the six months ended January 31, 2006, FSSC voluntarily waived the following fees:

Fund	Shareholder Services Fee Waiver
Government Obligations Fund	$7,869,848
Municipal Obligations Fund	$ 802,139
Prime Cash Obligations Fund	$ 639,988
Prime Management Obligations Fund	$2,839,408
Prime Value Obligations Fund	$ 862,414
Treasury Obligations Fund	$8,032,432

For the six months ended January 31, 2006, FSSC retained the following fees paid by the Funds:

Fund	Shareholder Services Fees Retained
Government Obligations Fund	$18,514
Municipal Obligations Fund	$ 1,663
Prime Cash Obligations Fund	$18,851
Prime Value Obligations Fund	$19,320
Treasury Obligations Fund	$21,783

For the six months ended January 31, 2006, Institutional Shares for Municipal Obligations Fund, Prime Cash Obligations Fund, and Prime Value Obligations Fund did not incur a shareholder services fee.

Commencing on August 15, 2005, and continuing through May 17, 2006, FSSC is reimbursing daily a portion of the shareholder services fee of Prime Cash Obligations Fund. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $116,620 for the six months ended January 31, 2006.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2006, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$3,800,044,000	$5,998,524,000

6. CONCENTRATION OF CREDIT RISK

A substantial part of the portfolios of Prime Cash Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Funds' Board has reviewed each Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For Government Obligations Fund, Municipal Obligations Fund, Prime Value Obligations Fund, and Treasury Obligations Fund, during the year ending December 31, 2004, their performance was above the median of the relevant peer group. During the year ending December 31, 2004, their investment advisory fees after waivers and expense reimbursements, if any, were below the median of the relevant peer group.

Prime Cash Obligations Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. During its review of the contract, the Board considered several factors, among the most material of which are: the Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Fund (including estimates for near-term growth of the Fund); the design and positioning of the Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, and they are readily available to potential investors in the Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823
Cusip 608919809
Cusip 608919841

25245 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2006		2005	2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.017	0.005		0.008	0.018	0.050
Net realized and unrealized gain on investments	--		--	0.000	[1]	0.001	0.001	--
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.017	0.005		0.009	0.019	0.050
Less Distributions:
Distributions from net investment income	(0.016)		(0.017)	(0.005)		(0.008)	(0.018)	(0.050)
Distributions from net realized gain on investments	--		--	(0.000	) [1]	(0.001)	(0.001)	--
TOTAL DISTRIBUTIONS	(0.016)		(0.017)	(0.005)		(0.009)	(0.019)	(0.050)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.66%		1.72%	0.47%		0.90%	1.81%	5.07%

Ratios to Average Net Assets:
Net expenses	0.59	% [3]	0.59%	0.59%		0.59%	0.59%	0.59%
Net investment income	3.26	% [3]	1.68%	0.45%		0.85%	1.75%	4.97%
Expense waiver/reimbursement [4]	0.26	% [3]	0.30%	0.30%		0.29%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$795,034		$800,984	$856,598		$1,093,524	$1,329,998	$1,826,410

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,016.60	$3.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	94.6%
U.S. Treasury Securities	6.0%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.4%
8-30 Days	6.2%
31-90 Days	0.0%
91-180 Days	2.9%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--6.0%
		U.S. Treasury Notes--6.0%
$2,500,000		United States Treasury Notes, 2.500%, 5/31/2006	$2,492,026
5,500,000		United States Treasury Notes, 2.500%, 10/31/2006	5,432,465
15,500,000		United States Treasury Notes, 2.750%, 6/30/2006	15,439,122
5,250,000		United States Treasury Notes, 2.750%, 7/31/2006	5,220,014
10,250,000		United States Treasury Notes, 2.875%, 11/30/2006	10,116,151
4,000,000		United States Treasury Notes, 3.125%, 1/31/2007	3,944,219
5,000,000		United States Treasury Notes, 7.000%, 7/15/2006	5,055,970
		TOTAL U.S. TREASURY	47,699,967
		REPURCHASE AGREEMENTS--94.6%
127,876,000		Interest in $1,676,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	127,876,000
10,000,000		Interest in $100,000,000 joint repurchase agreement 4.290%, dated 1/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $100,011,917 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,013,022.	10,000,000
145,000,000		Interest in $2,500,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2016 for $2,500,304,861 for on 2/1/2006. The market value of the underlying securities at the end of the period was $2,550,311,837.	145,000,000
155,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,700,207,306 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,272,998.	155,000,000
100,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$49,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 4.400%, dated 1/25/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $903,520,000 on 2/27/2006. The market value of the underlying securities at the end of the period was $921,253,748.	$49,000,000
10,000,000		Interest in $131,021,000 joint repurchase agreement 4.300%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $131,036,650 on 2/1/2006. The market value of the underlying securities at the end of the period was $133,643,828.	10,000,000
155,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.400%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,700,207,778 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,007,096.	155,000,000
		TOTAL REPURCHASE AGREEMENTS	751,876,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [2]	799,575,967
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(4,542,291)
		TOTAL NET ASSETS--100%	$795,033,676

1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$751,876,000
Investments in securities	47,699,967
Total investments in securities, at amortized cost and value		$799,575,967
Cash		332,189
Income receivable		273,641
Receivable for shares sold		202,449
TOTAL ASSETS		800,384,246
Liabilities:
Payable for investments purchased	3,944,564
Payable for shares redeemed	394,462
Income distribution payable	867,755
Payable for Directors'/Trustees' fees	1,330
Payable for shareholder services fee (Note 4)	122,649
Accrued expenses	19,810
TOTAL LIABILITIES		5,350,570
Net assets for 795,038,745 shares outstanding		$795,033,676
Net Assets Consist of:
Paid-in capital		$795,036,756
Distributions in excess of net investment income		(3,080)
TOTAL NET ASSETS		$795,033,676
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$795,033,676 ÷ 795,038,745 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$15,092,827
Expenses:
Investment adviser fee (Note 4)		$1,959,694
Administrative personnel and services fee (Note 4)		312,443
Custodian fees		22,917
Transfer and dividend disbursing agent fees and expenses		173,681
Directors'/Trustees' fees		3,407
Auditing fees		7,614
Legal fees		2,614
Portfolio accounting fees		55,243
Shareholder services fee (Note 4)		784,824
Share registration costs		16,057
Printing and postage		8,472
Insurance premiums		7,005
Miscellaneous		9,640
TOTAL EXPENSES		3,363,611
Waivers (Note 4):
Waiver of investment adviser fee	$(1,000,608)
Waiver of administrative personnel and services fee	(13,785)
Waiver of shareholder services fee	(17,574)
TOTAL WAIVERS		(1,031,967)
Net expenses			2,331,644
Net investment income			$12,761,183

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,761,183	$13,908,921
Distributions to Shareholders:
Distributions from net investment income	(12,770,053)	(13,909,324)
Share Transactions:
Proceeds from sale of shares	2,180,032,753	4,492,706,349
Net asset value of shares issued to shareholders in payment of distributions declared	8,255,198	8,185,540
Cost of shares redeemed	(2,194,228,966)	(4,556,505,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,941,015)	(55,614,050)
Change in net assets	(5,949,885)	(55,614,453)
Net Assets:
Beginning of period	800,983,561	856,598,014
End of period (including undistributed (distributions in excess of) net investment income of $(3,080) and $5,790, respectively)	$795,033,676	$800,983,561

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2006	Year Ended 7/31/2005
Shares sold	2,180,032,753	4,492,706,349
Shares issued to shareholders in payment of distributions declared	8,255,198	8,185,540
Shares redeemed	(2,194,228,966)	(4,556,505,939)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,941,015)	(55,614,050)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $1,000,608 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $17,574 of its fee. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31, Year Ended July 31,
	1/31/2006		2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017		0.018	0.005	0.009	0.019	0.052
Less Distributions:
Distributions from net investment income	(0.017)		(0.018)	(0.005)	(0.009)	(0.019)	(0.052)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.70%		1.80%	0.54%	0.93%	1.95%	5.38%

Ratios to Average Net Assets:
Net expenses	0.64	% [3]	0.64%	0.64%	0.64%	0.64%	0.60%
Net investment income	3.35	% [3]	1.77%	0.54%	0.94%	1.94%	5.24%
Expense waiver/reimbursement [4]	0.29	% [3]	0.28%	0.28%	0.28%	0.26%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,813,365		$1,683,914	$1,832,151	$1,763,112	$2,259,956	$2,393,247

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31, Year Ended July 31,
	1/31/2006		2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.016	0.004	0.008	0.018	0.051
Less Distributions:
Distributions from net investment income	(0.016)		(0.016)	(0.004)	(0.008)	(0.018)	(0.051)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.61%		1.63%	0.37%	0.76%	1.77%	5.20%

Ratios to Average Net Assets:
Net expenses	0.81	% [3]	0.81%	0.81%	0.81%	0.81%	0.77%
Net investment income	3.16	% [3]	1.60%	0.37%	0.78%	1.81%	5.04%
Expense waiver/reimbursement [4]	0.37	% [3]	0.36%	0.36%	0.36%	0.34%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$720,416		$688,969	$585,275	$654,887	$1,131,739	$2,100,677

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,017.00	$3.25
Cash II Shares	$1,000	$1,016.10	$4.12
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.98	$3.26
Cash II Shares	$1,000	$1,021.12	$4.13

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.64%
Cash II Shares	0.81%

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Commercial Paper & Notes	47.2%
Variable Rate Instruments	35.3%
Bank Instruments	12.2%
Repurchase Agreements	5.3%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	63.1%	Prime-1	98.6%
A-1	35.5%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.4%	Not rated by Moody's	1.4%
Other Assets and Liabilities--Net [2]	0.0%	Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.4% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.7	% [5]
8-30 Days	28.8%
31-90 Days	17.6%
91-180 Days	4.9%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 28.9% of the Fund's portfolio.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.3%
		Finance - Automotive--1.1%
$12,747,837		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$12,747,837
3,967,749		CarMax Auto Owner Trust 2005-3, Class A1, 4.446%, 12/15/2006	3,967,749
2,248,264		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.950%, 6/15/2006	2,248,264
8,668,680		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	8,668,680
		TOTAL	27,632,530
		Finance - Equipment--0.2%
6,529,090		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	6,529,090
		TOTAL ASSET-BACKED SECURITIES	34,161,620
		CERTIFICATES OF DEPOSIT--10.0%
		Banking--10.0%
24,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	24,000,000
23,000,000		Citibank NA, New York, 4.450% - 4.645%, 3/21/2006 - 7/10/2006	22,999,798
25,000,000		Citizens Bank N.A., 4.540%, 4/13/2006	25,000,975
15,000,000		Credit Suisse, Zurich, 4.170%, 3/29/2006	15,000,000
15,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	15,000,000
50,000,000		Dexia Bank, Belgium, 4.330%, 2/1/2006	50,000,000
2,000,000		HSBC Bank USA, 3.995%, 7/18/2006	2,000,000
15,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397%, 10/4/2006	14,999,755
30,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	30,000,000
20,000,000		SunTrust Bank, 3.980%, 2/21/2006	20,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	25,000,545
10,000,000		Toronto Dominion Bank, 3.570%, 2/13/2006	10,000,000
		TOTAL CERTIFICATES OF DEPOSIT	254,001,073
		COLLATERALIZED LOAN AGREEMENTS--8.9%
		Banking--3.0%
25,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	25,000,000
50,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	50,000,000
		TOTAL	75,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--5.9%
$75,000,000		Citigroup Global Markets, Inc., 4.600%, 2/1/2006	$75,000,000
25,000,000		Goldman Sachs & Co., 4.570%, 2/1/2006	25,000,000
50,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	50,000,000
		TOTAL	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	225,000,000
		COMMERCIAL PAPER--34.5% [1]
		Banking--13.6%
20,000,000	[2]	Blue Spice LLC, (Deutsche Bank AG, SWP), 4.215%, 2/8/2006	19,983,608
4,400,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.200%, 2/7/2006	4,396,920
15,000,000		Dexia Delaware LLC, 4.165%, 2/1/2006	15,000,000
85,500,000		HBOS Treasury Services PLC, 4.205% - 4.400%, 2/8/2006 - 3/28/2006	85,171,799
73,000,000	[2]	KBC Financial Products International Ltd., (KBC Bank N.V., GTD), 4.380% - 4.570%, 3/27/2006 - 7/12/2006	72,373,113
58,220,000	[2]	Long Lane Master Trust IV, (Bank of America N.A., SWP), 4.280% - 4.500%, 2/1/2006 - 2/21/2006	58,121,065
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.420%, 3/7/2006	17,945,000
47,000,000	[2]	Picaros Funding LLC, ( KBC Bank N.V. GTD), 4.310% - 4.420%, 2/3/2006 - 2/17/2006	46,945,409
15,000,000		Westpac Banking Corp. Ltd., Sydney, 4.450%, 4/10/2006	14,873,917
10,000,000		Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney, GTD), 4.410%, 3/21/2006	9,941,200
		TOTAL	344,752,031
		Finance - Automotive--4.1%
45,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 4.210% - 4.410%, 2/7/2006 - 3/28/2006	44,787,808
60,000,000		FCAR Auto Loan Trust, (Series A1/P1), 4.310% - 4.600%, 2/2/2006 - 7/17/2006	59,606,979
		TOTAL	104,394,787
		Finance - Commercial--2.8%
15,000,000		CIT Group, Inc., 4.230%, 2/2/2006	14,998,237
7,273,000	[2]	Fairway Finance Co. LLC, 4.410%, 3/21/2006	7,230,235
48,422,000	[2]	Three Rivers Funding Corp., 4.3206% - 4.550%, 2/3/2006 - 4/26/2006	48,345,035
		TOTAL	70,573,507
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Retail--6.6%
$45,000,000	[2]	Alpine Securitization Corp., 4.330% - 4.520%, 2/1/2006 - 3/24/2006	$44,839,917
40,000,000	[2]	Chariot Funding LLC, 4.440%, 2/17/2006	39,921,067
7,000,000	[2]	Compass Securitization LLC, 4.400%, 3/15/2006	6,964,067
20,000,000	[2]	PREFCO-Preferred Receivables Funding Co., 4.520%, 2/28/2006	19,932,200
25,000,000	[2]	Paradigm Funding LLC, 4.390%, 2/9/2006	24,975,611
30,000,000	[2]	Sheffield Receivables Corp., 4.190% - 4.310%, 2/6/2006 - 2/7/2006	29,979,132
		TOTAL	166,611,994
		Finance - Securities--2.5%
17,000,000	[2]	Galaxy Funding Inc., 4.350% - 4.450%, 2/13/2006 - 4/10/2006	16,924,664
23,000,000	[2]	Grampian Funding LLC, 4.360% - 4.590%, 3/7/2006 - 7/21/2006	22,798,385
5,000,000	[2]	Perry Global Funding LLC (Series A), 4.220%, 2/6/2006	4,997,069
20,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.525%, 5/17/2006	19,736,042
		TOTAL	64,456,160
		Insurance--4.9%
125,000,000	[2]	Aspen Funding Corp., 4.150% - 4.580%, 2/1/2006 - 5/3/2006	124,571,736
		TOTAL COMMERCIAL PAPER	875,360,215
		CORPORATE NOTES--1.1%
		FINANCE - SECURITIES--1.1%
10,000,000	[2]	K2 (USA) LLC, (K2 Corp., GTD), 3.980%, 7/25/2006	9,999,762
18,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD) 4.830% - 4.910%, 1/26/207 - 1/30/2007	18,000,000
		TOTAL CORPORATE NOTES	27,999,762
		LOAN PARTICIPATION--1.0%
		Chemicals--1.0%
25,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) GTD de Nemours & Co.), 4.620%, 3/31/2006	25,000,000
		NOTES - VARIABLE--35.3%
		Banking--13.2%
4,775,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 4.590%, 2/2/2006	4,775,000
400,000		Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 4.630%, 2/2/2006	400,000
4,680,000		American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,680,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$20,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	$19,998,527
40,000,000	[2]	BNP Paribas SA, 4.504%, 2/27/2006	40,000,000
3,045,000		C. J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	3,045,000
5,280,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	5,280,000
21,000,000		Calyon, Paris, 4.470%, 2/23/2006	20,999,711
3,305,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,305,000
20,000,000		Credit Suisse, Zurich, 4.490%, 3/29/2006	20,000,000
30,000,000	[2]	DePfa Bank PLC, 4.501%, 3/15/2006	30,000,000
7,795,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A. LOC), 4.640%, 2/2/2006	7,795,000
7,510,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	7,510,000
5,760,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	5,760,000
15,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh, GTD), 4.397%, 2/13/2006	15,000,000
39,000,000	[2]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	39,000,000
1,920,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 4.680%, 2/2/2006	1,920,000
7,945,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	7,945,000
2,400,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	2,400,000
2,515,000		L. B. Industries, (Series 2000), (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	2,515,000
5,000,000	[2]	Los Angeles, CA, MERLOTS (Series 2000-A) (H&H Theatre), (Wachovia Bank N.A. LOC), 4.540%, 2/1/2006	5,000,000
6,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	6,000,000
1,400,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 4.570%, 2/2/2006	1,400,000
7,080,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 4.470%, 2/1/2006	7,080,000
3,491,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.550%, 2/2/2006	3,491,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$825,000		Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	$825,000
3,900,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 4.470%, 2/1/2006	3,900,000
10,000,000		Svenska Handelsbanken, Stockholm, 4.325%, 2/3/2006	9,998,663
10,000,000	[2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1) Tranche #1, (Guaranteed by Wachovia Corp.), 4.500%, 3/21/2006	10,000,000
20,000,000		Wells Fargo & Co., 4.620%, 2/2/2006	20,000,000
20,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	20,000,000
5,200,000		White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,200,000
195,000		Winona Lake, IN, (Series 1999-B), Grace Villiage, (U.S. Bank, N.A. LOC), 4.700%, 2/2/2006	195,000
		TOTAL	335,417,901
		Brokerage--9.7%
55,290,000		Goldman Sachs Group, Inc., 4.389% - 4.449%, 2/1/2006 - 2/8/2006	55,301,906
25,000,000	[2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	25,001,520
25,000,000		Merrill Lynch & Co., Inc., 4.420% - 4.450%, 2/6/2006 - 2/15/2006	25,000,000
35,000,000	[2]	Merrill Lynch & Co., Inc., 4.637%, 2/13/2006	35,000,000
106,000,000		Morgan Stanley, 4.375% - 4.630%, 2/1/2006 - 2/27/2006	106,000,000
		TOTAL	246,303,426
		Electrical Equipment--0.7%
17,300,239		Northwest Airlines, Inc., (General Electric Co., GTD), 4.570%, 2/6/2006	17,300,239
		Finance - Commercial--1.3%
32,400,000	[2]	General Electric Capital Corp., 4.394% - 4.500%, 2/9/2006 - 3/1/2006	32,400,000
		Finance - Retail--1.3%
12,000,000		Compass Securitization LLC, 4.375%, 2/10/2006	11,999,716
20,000,000	[2]	Paradigm Funding LLC, 4.510%, 2/27/2006	20,000,000
		TOTAL	31,999,716
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Finance - Securities--3.7%
$4,000,000	[2]	Beta Finance, Inc., 4.373%, 2/22/2006	$4,000,748
48,000,000	[2]	K2 (USA) LLC, (K2 Corp., GTD), 4.375% - 4.465%, 2/10/2006 - 2/23/2006	47,997,298
41,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 4.350% - 4.692%, 2/1/2006 - 4/25/2006	41,000,497
		TOTAL	92,998,543
		Government Agency--1.1%
780,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 4.640%, 2/2/2006	780,000
7,000,000		Direct One Funding Corp., (FNMA LOC), 4.490%, 2/2/2006	7,000,000
6,480,000		Jefferson County, KY HFDA, (Series 2000), (FHLB of Cincinnati LOC), 4.640%, 2/2/2006	6,480,000
2,330,000		Kentucky EDFA, (Series 2002), (FHLB of Cincinnati LOC), 4.640%, 2/2/2006	2,330,000
3,650,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 4.640%, 2/2/2006	3,650,000
3,180,000		Lexington Fayette, KY, (Series 2001), (FHLB of Cincinnati LOC), 4.640%, 2/2/2006	3,180,000
4,000,000		Louisiana PFA, Emberwood Apt. Complex, (Series 2003-B), (FNMA LOC), 4.570%, 2/2/2006	4,000,000
		TOTAL	27,420,000
		Insurance--3.9%
21,000,000		Genworth Life Insurance Company, 4.394% - 4.500%, 2/9/2006 - 3/1/2006	21,000,000
5,000,000		Hartford Life Global Funding Trust, 4.450%, 2/15/2006	5,000,000
20,000,000	[2]	MBIA Global Funding LLC, 4.501%, 3/16/2006	20,002,329
53,000,000		Monumental Life Insurance Co., 4.546% - 4.560%, 2/1/2006 - 2/28/2006	53,000,000
		TOTAL	99,002,329
		Pharmaceuticals And Health Care--0.4%
10,000,000	[2]	Eli Lilly Services, Inc., (Eli Lilly & Co., GTD), 4.540%, 2/1/2006	10,000,000
		TOTAL NOTES - VARIABLE	892,842,154
		MUTUAL FUND--0.4%
		Asset Management--0.4%
10,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	10,000,000
		TIME DEPOSIT--2.2% [1]
		Banking--2.2%
55,000,000		Toronto Dominion Bank, 4.500%, 2/1/2006	55,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--5.3%
$98,421,000		Interest in $$2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	$98,421,000
10,000,000		Interest in $125,000,000 joint repurchase agreement 4.240%, dated 1/31/2006 under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 8/15/2032 for $125,014,722 on 2/1/2006. The market value of the underlying securities at the end of the period was $128,753,339.	10,000,000
25,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006 under which Morgan Stanley & Co., Inc., will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	133,421,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	2,532,785,824
		OTHER ASSETS AND LIABILITIES - NET--0.0%	994,889
		TOTAL NET ASSETS--100%	$2,533,780,713

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $1,016,040,509 which represents 40.1% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multifamily Housing
PFA	--Public Facility Authority

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,532,785,824
Income receivable		5,949,375
Receivable for shares sold		908,766
TOTAL ASSETS		2,539,643,965
Liabilities:
Payable for shares redeemed	$3,957,834
Income distribution payable	767,893
Payable to Bank	235,359
Payable for transfer and dividend disbursing agent fees	229,928
Payable for distribution services fee (Note 4)	101,530
Payable for shareholder services fee (Note 4)	530,066
Accrued expenses	40,642
TOTAL LIABILITIES		5,863,252
Net assets for 2,533,758,982 shares outstanding		$2,533,780,713
Net Assets Consist of:
Paid-in capital		$2,533,769,858
Undistributed net investment income		10,855
TOTAL NET ASSETS		$2,533,780,713
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$1,813,365,049 ÷ 1,813,335,369 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$720,415,664 ÷ 720,423,613 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$50,704,879
Expenses:
Investment adviser fee (Note 4)		$6,352,589
Administrative personnel and services fee (Note 4)		1,012,813
Custodian fees		67,865
Transfer and dividend disbursing agent fees and expenses		1,049,262
Directors'/Trustees' fees		10,641
Auditing fees		7,894
Legal fees		3,171
Portfolio accounting fees		88,729
Distribution services fee--Cash II Shares (Note 4)		956,946
Shareholder services fee--Institutional Service Shares (Note 4)		2,212,158
Shareholder services fee--Cash II Shares (Note 4)		956,758
Share registration costs		26,912
Printing and postage		17,770
Insurance premiums		12,499
Miscellaneous		9,491
TOTAL EXPENSES		12,785,498
Waivers (Note 4):
Waiver of investment adviser fee	$(3,508,748)
Waiver of administrative personnel and services fee	(44,678)
Waiver of distribution services fee--Cash II Shares	(333,017)
Waiver of shareholder services fee--Institutional Service Shares	(54,951)
TOTAL WAIVERS		(3,941,394)
Net expenses			8,844,104
Net investment income			$41,860,775
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,860,775	$41,463,408
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(29,737,782)	(31,145,047)
Cash II Shares	(12,118,589)	(10,396,625)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,856,371)	(41,541,672)
Share Transactions:
Proceeds from sale of shares	6,509,043,112	11,958,688,286
Net asset value of shares issued to shareholders in payment of distributions declared	38,755,242	36,381,160
Cost of shares redeemed	(6,386,904,781)	(12,039,534,627)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	160,893,573	(44,465,181)
Change in net assets	160,897,977	(44,543,445)
Net Assets:
Beginning of period	2,372,882,736	2,417,426,181
End of period (including undistributed net investment income of $10,855 and $6,451, respectively)	$2,533,780,713	$2,372,882,736

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,830,682,815	$2,830,682,815	4,805,936,524	$4,805,936,524
Shares issued to shareholders in payment of distributions declared	28,122,073	28,122,073	27,840,375	27,840,375
Shares redeemed	(2,729,367,333)	(2,729,367,333)	(4,981,955,983)	(4,981,955,983)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	129,437,555	$129,437,555	(148,179,084)	$(148,179,084)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	3,678,360,297	$3,678,360,297	7,152,751,762	$7,152,751,762
Shares issued to shareholders in payment of distributions declared	10,633,169	10,633,169	8,540,785	8,540,785
Shares redeemed	(3,657,537,448)	(3,657,537,448)	(7,057,578,644)	(7,057,578,644)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	31,456,018	$31,456,018	103,713,903	$103,713,903
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	160,893,573	$160,893,573	(44,465,181)	$(44,465,181)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $3,508,748 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended January 31, 2006, FSC voluntarily waived $333,017 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2006, FSC retained $52,536 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $54,951 of its fee. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein
Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to
Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

8112802 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2006		2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.020	0.007	0.011	0.022	0.054
Less Distributions:
Distributions from net investment income	(0.018)		(0.020)	(0.007)	(0.011)	(0.022)	(0.054)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.79%		1.97%	0.71%	1.12%	2.23%	5.55%

Ratios to Average Net Assets:
Net expenses	0.47	% [3]	0.47%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.52	% [3]	1.91%	0.71%	1.15%	2.27%	5.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$186,642		$114,763	$148,324	$180,849	$289,339	$389,906

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,017.90	$2.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.84	$2.40

1 Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	43.6%
Variable Rate Instruments	37.4%
Bank Instruments	11.5%
Repurchase Agreements	7.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	67.0%	Prime-1	96.7%
A-1	29.3%
A-2	0.4%	Prime-2	0.0%
Not rated by S&P	3.2%	Not rated by Moody's	3.2%
Other Assets and Liabilities--Net [2]	0.1%	Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 3.2% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.4	% [5]
8-30 Days	30.2%
31-90 Days	20.1%
91-180 Days	5.7%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 28.4% of the Fund's portfolio.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.6%
$1,301,504		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	$1,301,504
1,733,736		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	1,733,736
		TOTAL ASSET-BACKED SECURITIES	3,035,240
		CERTIFICATES OF DEPOSIT--11.5%
		Banking--11.5%
1,000,000		Citibank N.A., New York, 4.450%, 3/21/2006	1,000,000
2,500,000		Deutsche Bank AG, 4.405% - 4.500%, 10/4/2006 - 10/13/2006	2,500,049
1,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	996,829
1,000,000		HSBC Bank USA, 3.955%, 7/18/2006	1,000,000
2,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.755%, 10/27/2006	2,000,072
5,000,000		SunTrust Bank, 3.980%, 2/21/2006	5,000,000
1,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	1,000,023
1,000,000		Toronto Dominion Bank, 3.570%, 2/21/2006	1,000,000
7,000,000		WestLB AG (GTD), 4.395%, 2/13/2006	7,000,000
		TOTAL CERTIFICATES OF DEPOSIT	21,496,973
		COLLATERALIZED LOAN AGREEMENTS--10.2%
		Banking--2.7%
5,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	5,000,000
		Brokerage--7.5%
6,000,000		Citigroup Global Markets, Inc., 4.600%, 2/1/2006	6,000,000
5,000,000		Goldman Sachs & Co., 4.600%, 2/1/2006	5,000,000
3,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	3,000,000
		TOTAL	14,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	19,000,000
Principal Amount			Value
		COMMERCIAL PAPER--31.2% [1]
		Banking--10.9%
$1,000,000		Barclays US Funding Corp., (Barclays Bank PLC GTD), 4.110%, 2/13/2006	$998,630
3,000,000	[2]	Fountain Square Commercial Funding Corp., 4.430%, 3/14/2006	2,984,864
1,500,000		HBOS Treasury Services PLC, 4.330%, 3/28/2006	1,490,077
5,000,000	[2]	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 4.535%, 4/25/2006	4,947,721
5,000,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.500%, 2/21/2006	4,987,500
2,000,000	[2]	Picaros Funding LLC, (KBC Bank N.V. GTD), 4.270%, 7/10/2006	1,962,282
3,000,000		Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney GTD), 4.410%, 3/21/2006	2,982,360
		TOTAL	20,353,434
		Finance - Automotive--5.0%
5,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 4.210% - 4.480%, 2/7/2006 - 3/28/2006	5,476,530
4,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 4.600%, 7/17/2006	3,915,155
		TOTAL	9,391,685
		Finance - Commercial--3.2%
1,000,000		CIT Group, Inc., 4.230%, 2/2/2006	999,882
5,000,000	[2]	Three Rivers Funding Corp., 4.360%, 2/16/2006	4,990,917
		TOTAL	5,990,799
		Finance - Retail--6.2%
9,000,000	[2]	Alpine Securitization Corp., 4.330% - 4.520%, 2/1/2006 - 3/24/2006	8,974,387
2,650,000	[2]	Paradigm Funding LLC, 4.430%, 3/28/2006	2,632,065
		TOTAL	11,606,452
		Finance - Securities--3.2%
4,000,000	[2]	Galaxy Funding Inc., 4.350%, 2/13/2006	3,994,200
1,000,000	[2]	Grampian Funding LLC, 4.360%, 3/8/2006	995,761
1,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.525%, 5/17/2006	986,802
		TOTAL	5,976,763
		Insurance--2.7%
5,000,000	[2]	Aspen Funding Corp., 4.150% - 4.385%, 2/1/2006 - 2/21/2006	4,992,692
		TOTAL COMMERCIAL PAPER	58,311,825
Principal Amount			Value
		CORPORATE NOTE--0.6%
		Finance - Securities--0.6%
$1,000,000	[2]	Sigma Finance, Inc., 4.830%, 1/30/2007	$1,000,000
		NOTES - VARIABLE--37.4% [3]
		Banking--11.8%
2,000,000	[2]	Bank of New York Co., Inc., 4.580%, 2/27/2006	2,000,000
3,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	2,999,779
1,455,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 4.690%, 2/2/2006	1,455,000
1,500,000		Credit Suisse, Zurich, 4.570%, 4/17/2006	1,500,000
470,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	470,000
2,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 4.379%, 2/8/2006	2,000,000
3,000,000	[2]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	3,000,000
3,000,000		HBOS Treasury Services PLC, 4.569%, 3/24/2006	3,000,000
900,000		Mercantile Safe Deposit & Trust Co., Baltimore, 4.440%, 2/15/2006	900,000
1,500,000		Wells Fargo & Co., 4.620%, 3/2/2006	1,500,000
2,500,000	[2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	2,500,000
245,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	245,000
480,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 4.590%, 2/2/2006	480,000
		TOTAL	22,049,779
		Brokerage--4.8%
2,000,000		Goldman Sachs Group, Inc., 4.389%, 2/7/2006	2,000,000
2,000,000	[2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	2,000,122
2,000,000	[2]	Merrill Lynch & Co., Inc., 4.637%, 2/13/2006	2,000,000
3,000,000		Morgan Stanley, 4.630%, 2/1/2006	3,000,000
		TOTAL	9,000,122
		Finance - Commercial--0.9%
1,730,000		CIT Group, Inc., 4.702%, 4/19/2006	1,730,147
		Finance - Retail--2.7%
5,000,000		SLM Corp., 4.691%, 3/15/2006	5,001,229
		Finance - Securities--2.1%
1,000,000	[2]	Beta Finance, Inc., 4.373%, 2/22/2006	1,000,187
3,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.430%, 2/15/2006	2,999,817
		TOTAL	4,000,004
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Government Agency--5.4%
$9,970,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 4.490%, 2/2/2006	$9,970,000
		Insurance--7.0%
5,000,000	[2]	MBIA Global Funding LLC, 4.402%, 2/13/2006	5,000,000
5,000,000		Monumental Life Insurance Co., 4.740%, 2/1/2006	5,000,000
1,000,000	[2]	Pacific Life Global Funding, 4.410%, 2/6/2006	1,000,019
2,000,000		Travelers Insurance Co., 4.510%, 3/2/2006	2,000,000
		TOTAL	13,000,019
		Pharmaceuticals and Health Care--2.7%
5,000,000	[2]	Eli Lilly Services, Inc., (Eli Lilly & Co. GTD), 4.540%, 3/1/2006	5,000,000
		TOTAL NOTES - VARIABLE	69,751,300
		REPURCHASE AGREEMENT--7.4%
13,880,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,958,000,001.	13,880,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	186,475,338
		OTHER ASSETS AND LIABILITIES - NET--0.1%	166,590
		TOTAL NET ASSETS--100%	$186,641,928

1 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $69,949,336 which represents 37.5% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$186,475,338
Cash		8,713
Income receivable		455,042
Receivable for shares sold		20,249
Prepaid expenses		34,273
TOTAL ASSETS		186,993,615
Liabilities:
Payable for shares redeemed	$82
Income distribution payable	351,605
TOTAL LIABILITIES		351,687
Net assets for 186,633,114 shares outstanding		$186,641,928
Net Assets Consist of:
Paid-in capital		$186,642,679
Distributions in excess of net investment income		(751)
TOTAL NET ASSETS		$186,641,928
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$186,641,928 ÷ 186,633,114 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$3,845,064
Expenses:
Investment adviser fee (Note 4)		$385,112
Administrative personnel and services fee (Note 4)		76,909
Custodian fees		9,143
Transfer and dividend disbursing agent fees and expenses		17,994
Directors'/Trustees' fees		588
Auditing fees		7,948
Legal fees		2,432
Portfolio accounting fees		25,893
Shareholder services fee (Note 4)		240,695
Share registration costs		23,998
Printing and postage		6,400
Insurance premiums		4,542
Miscellaneous		500
TOTAL EXPENSES		802,154
Waivers (Note 4):
Waiver of investment adviser fee	$(96,664)
Waiver of administrative personnel and services fee	(7,546)
Waiver of shareholder services fee	(240,695)
TOTAL WAIVERS		(344,905)
Net expenses			457,249
Net investment income			$3,387,815

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,387,815	$2,487,188
Distributions to Shareholders:
Distributions from net investment income	(3,388,201)	(2,488,950)
Share Transactions:
Proceeds from sale of shares	283,587,409	397,334,161
Proceeds from shares issued in connection with the tax-free transfer of assets from Money Market Trust	55,892,115	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,519,713	775,148
Cost of shares redeemed	(269,119,523)	(431,669,368)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	71,879,714	(33,560,059)
Change in net assets	71,879,328	(33,561,821)
Net Assets:
Beginning of period	114,762,600	148,324,421
End of period (including distributions in excess of net investment income of $(751) and $(365), respectively)	$186,641,928	$114,762,600

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal.

On August 8, 2005, the Fund received assets from Money Market Trust as the result of a tax-free reorganization, as follows:

	Shares of Federated Master Trust Issued	Money Market Trust Net Assets Received	Net Assets of Federated Master Trust Prior to Combination	Net Assets of Money Market Trust Immediately Prior to Combination	Net Assets of Federated Master Trust Immediately After Combination
Total	55,882,550	$55,892,115	$140,329,381	$55,892,115	$196,221,496

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2006	Year Ended 7/31/2005
Shares sold	283,587,409	397,334,161
Shares issued from shares issued in connection with the tax-free transfer of assets from Money Market Trust	55,882,550	--
Shares issued to shareholders in payment of distributions declared	1,519,713	775,148
Shares redeemed	(269,119,523)	(431,669,368)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	71,870,149	(33,560,059)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser waived $96,664 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.072% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $240,695 of its fee. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended		Year Ended
	1/31/2006		2005	2004	2003	2002	7/31/2001	[1]	12/31/2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.017		0.019	0.006	0.010	0.020	0.027		0.059
Less Distributions:
Distributions from net investment income	(0.017)		(0.019)	(0.006)	(0.010)	(0.020)	(0.027)		(0.059)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.76%		1.93%	0.65%	1.04%	1.97%	2.71%		6.03%

Ratios to Average Net Assets:
Net expenses	0.46	% [3]	0.46%	0.46%	0.46%	0.46%	0.46	% [3]	0.46%
Net investment income	3.48	% [3]	1.91%	0.64%	1.03%	1.95%	4.62	% [3]	5.87%
Expense waiver/ reimbursement [4]	0.36	% [3]	0.45%	0.40%	0.38%	0.36%	0.33	% [3]	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$216,722		$110,588	$128,039	$220,547	$212,948	$241,676		$285,259

1 The Fund changed its fiscal year end from December 31 to July 31.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,017.60	$2.34
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.89	$2.35

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	82.0%
U.S. Government Agency Securities	18.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.8%
8-30 Days	6.4%
31-90 Days	22.6%
91-180 Days	1.2%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities. Represents less than 0.1%.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--18.0%
$16,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.396%, 2/2/2006 - 4/4/2006	$15,995,740
7,455,000		Federal Home Loan Bank System Notes, 2.200% - 4.875%, 5/22/2006 - 1/23/2007	7,423,191
3,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 4.540%, 9/29/2006 - 1/17/2007	2,892,138
7,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.500% - 4.389%, 2/7/2006 - 3/27/2006	7,487,831
3,300,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 4.170%, 2/15/2006 - 10/18/2006	3,298,987
2,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.275%, 2/6/2006	1,999,982
		TOTAL GOVERNMENT AGENCIES	39,097,869
		REPURCHASE AGREEMENTS--82.0%
21,043,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	21,043,000
28,000,000		Interest in $1,600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $1,600,198,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,636,011,144.	28,000,000
8,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 4.40%, dated 12/13/2005, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2036 for $404,400,000 on 3/13/2006. The market value of the underlying securities at the end of the period was $416,815,729.	8,000,000
4,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.52%, dated 1/26/2006, under which Credit Suisse First Boston LLC, will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 3/1/2035 for $753,766,667 on 3/8/2006. The market value of the underlying securities at the end of the period was $780,671,224.	4,000,000
6,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.33%, dated 12/5/2005, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $201,443,333 on 2/3/2006. The market value of the underlying securities at the end of the period was $206,774,323.	6,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.44%, dated 1/3/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/15/2035 for $1,010,360,000 on 3/28/2006. The market value of the underlying securities at the end of the period was $1,042,351,439.	3,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.62%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 12/1/2035 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $312,865,570.	$5,000,000
3,000,000	[3]	Interest in $180,000,000 joint repurchase agreement 4.31%, dated 10/28/2005, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/25/2035 for $183,167,850 on 3/27/2006. The market value of the underlying securities at the end of the period was $185,401,493.	3,000,000
37,000,000		Interest in $3,000,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/1/2035 for $3,000,371,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $3,061,273,319.	37,000,000
6,500,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.28%, dated 11/17/2005, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 1/25/2041 for $758,470,833 on 2/21/2006. The market value of the underlying securities at the end of the period was $779, 299,630.	6,500,000
5,000,000	[3]	Interest in $950,000,000 joint repurchase agreement 4.46%, dated 1/4/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/15/2035 for $960,004,028 on 3/31/2006. The market value of the underlying securities at the end of the period was $981,654,742.	5,000,000
9,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.50%, dated 1/23/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $503,937,500 on 3/28/2006. The market value of the underlying securities at the end of the period was $515,455,458.	9,000,000
42,000,000		Interest in $250,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which WestDeutsche Landesbank Girozentrale, New York, will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 9/1/2033 for $250,031,042 on 2/1/2006. The market value of the underlying securities at the end of the period was $255,000,000.	42,000,000
		TOTAL REPURCHASE AGREEMENTS	177,543,000
		TOTAL INVESTMENTS--100% (AT AMORTIZED COST) [4]	216,640,869
		OTHER ASSETS AND LIABILITIES - NET--0.0%	80,827
		TOTAL NET ASSETS--100%	$216,721,696

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$177,543,000
Investments in securities	39,097,869
Total investments in securities, at amortized cost and value		$216,640,869
Income receivable		518,703
Receivable for shares sold		205,194
TOTAL ASSETS		217,364,766
Liabilities:
Payable for shares redeemed	142,251
Income distribution payable	487,400
Payable to bank	649
Payable for Directors'/Trustees' fees	221
Accrued expenses	12,549
TOTAL LIABILITIES		643,070
Net assets for 216,709,453 shares outstanding		$216,721,696
Net Assets Consist of:
Paid-in capital		$216,720,655
Undistributed net investment income		1,041
TOTAL NET ASSETS		$216,721,696
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$216,721,696 ÷ 216,709,453 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$3,882,675
Expenses:
Investment adviser fee (Note 4)		$393,542
Administrative personnel and services fee (Note 4)		78,413
Custodian fees		10,552
Transfer and dividend disbursing agent fees and expenses		26,479
Directors'/Trustees' fees		565
Auditing fees		7,614
Legal fees		2,403
Portfolio accounting fees		26,032
Shareholder services fee (Note 4)		245,964
Share registration costs		12,779
Printing and postage		2,836
Insurance premiums		4,429
Miscellaneous		430
TOTAL EXPENSES		812,038
Waivers (Note 4):
Waiver of investment adviser fee	$(105,236)
Waiver of administrative personnel and services fee	(3,444)
Waiver of shareholder services fee	(245,964)
TOTAL WAIVERS		(354,644)
Net expenses			457,394
Net investment income			$3,425,281

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,425,281	$2,435,157
Distributions to Shareholders:
Distributions from net investment income	(3,424,484)	(2,434,832)
Share Transactions:
Proceeds from sale of shares	328,854,341	343,625,826
Proceeds from shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	65,132,145	--
Net asset value of shares issued to shareholders in payment of distributions declared	916,913	981,168
Cost of shares redeemed	(288,770,274)	(362,058,240)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	106,133,125	(17,451,246)
Change in net assets	106,133,922	(17,450,921)
Net Assets:
Beginning of period	110,587,774	128,038,695
End of period (including undistributed net investment income of $1,041 and $244, respectively)	$216,721,696	$110,587,774

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide high income consistent with stability of principal and liquidity.

On August 8, 2005, the Fund received assets from Trust for Short-Term U.S. Government Securities as the result of a tax-free reorganization as follows:

Shares of Federated Short-Term U.S. Government Trust Issued	Trust for Short-Term U.S. Government Securities Net Assets Received	Net Assets of Federated Short-Term U.S. Government Trust Prior to Combination	Net Assets of Trust for Short-Term U.S. Government Securities Immediately Prior to Combination	Net Assets of Federated Short-Term U.S. Government Trust Immediately After Combination
65,120,943	$65,132,145	$146,308,953	$65,132,145	$211,441,098

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control", as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2006	Year Ended 7/31/2005
Shares sold	328,854,341	343,625,826
Shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	65,120,943	--
Shares issued to shareholders in payment of distributions declared	916,913	981,168
Shares redeemed	(288,770,274)	(362,058,240)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	106,121,923	(17,451,246)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $105,236 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $245,964 of its fee. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

8080106 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	1/31/2006
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.015
Less Distributions:
Distributions from net investment income	(0.015)
Net Asset Value, End of Period	$1.00
Total Return [2]	1.53%

Ratios to Average Net Assets:
Net expenses	0.92	% [3]
Net investment income	3.01	% [3]
Expense waiver/reimbursement [4]	0.29	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$256,625

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,				Period Ended		Year Ended
2005	2004	2003	2002	7/31/2001 [1]		3/31/2001
$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.015	0.002	0.006	0.015	0.012		0.054

(0.015)	(0.002)	(0.006)	(0.015)	(0.012)		(0.054)
$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
1.47%	0.19%	0.57%	1.47%	1.21%		5.55%

0.92%	0.92%	0.93%	0.96%	0.89	% [3]	0.95%
1.42%	0.20%	0.58%	1.46%	3.59	% [3]	5.41%
0.22%	0.28%	0.19%	0.15%	0.15	% [3]	0.15%

$270,162	$323,777	$443,485	$532,987	$525,484		$614,276

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	1/31/2006
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.011
Less Distributions:
Distributions from net investment income	(0.011)
Net Asset Value, End of Period	$1.00
Total Return [2]	1.07%

Ratios to Average Net Assets:
Net expenses	1.82	% [3]
Net investment income	2.09	% [3]
Expense waiver/reimbursement [4]	0.14	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,276

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,				Period Ended		Year Ended
2005	2004	2003	2002	7/31/2001	[1]	3/31/2001
$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.006	0.0001	0.001	0.006	0.009		0.045

(0.006)	(0.0001)	(0.001)	(0.006)	(0.009)		(0.045)
$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
0.62%	0.01%	0.05%	0.57%	0.90%		4.60%

1.75%	1.10%	1.46%	1.86%	1.79	% [3]	1.85%
0.52%	0.02%	0.05%	0.53%	2.69	% [3]	4.51%
0.14%	0.85%	0.41%	--	--		--

$54,502	$101,443	$122,807	$153,901	$89,739		$107,553

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2006		7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.003
Less Distributions:
Distributions from net investment income	(0.011)		(0.003)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [2]	1.07%		0.33%

Ratios to Average Net Assets:
Net expenses	1.82	% [3]	1.82	% [3]
Net investment income	2.25	% [3]	1.46	% [3]
Expense waiver/reimbursement [4]	0.14	% [3]	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,414		$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2006		7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.015		0.006
Less Distributions:
Distributions from net investment income	(0.015)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [2]	1.53%		0.56%

Ratios to Average Net Assets:
Net expenses	0.92	% [3]	0.92	% [3]
Net investment income	3.00	% [3]	3.57	% [3]
Expense waiver/reimbursement [4]	0.29	% [3]	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$233		$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,015.30	$4.67
Class B Shares	$1,000	$1,010.70	$9.22
Class C Shares	$1,000	$1,010.70	$9.22
Class F Shares	$1,000	$1,015.30	$4.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.57	$4.69
Class B Shares	$1,000	$1,016.03	$9.25
Class C Shares	$1,000	$1,016.03	$9.25
Class F Shares	$1,000	$1,020.57	$4.69

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.82%
Class C Shares	1.82%
Class F Shares	0.92%

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	78.7%
U.S. Government Agency Securities	21.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.5%
8-30 Days	6.5%
31-90 Days	24.1%
91-180 Days	1.3%
181 Days or more	5.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--21.2%
$18,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.396%, 2/2/2006 - 4/4/2006	$17,993,412
11,775,000		Federal Home Loan Bank System Notes, 2.500% - 4.000%, 2/24/2006 - 10/16/2006	11,723,883
4,250,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 4.540%, 9/29/2006 - 1/17/2007	4,091,139
14,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.181% - 4.389%, 2/7/2006 - 3/27/2006	13,993,132
8,515,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.500%, 2/15/2006 - 2/15/2007	8,491,053
8,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.161% - 4.275%, 2/6/2006	7,999,925
		TOTAL GOVERNMENT AGENCIES	64,292,544
		REPURCHASE AGREEMENTS--78.7%
32,000,000		Interest in $1,600,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $1,600,198,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,636,011,144.	32,000,000
13,804,000		Interest in $1,676,000,000 joint repurchase agreement 4.39%, dated 1/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	13,804,000
9,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 4.40%, dated 12/13/2005, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2036 for $404,400,000 on 3/13/2006. The market value of the underlying securities at the end of the period was $416,815,729.	9,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.52%, dated 1/26/2006, under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/1/2035 for $753,766,667 on 3/8/2006. The market value of the underlying securities at the end of the period was $780,671,224.	$3,000,000
7,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.33%, dated 12/5/2005, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $201,443,333 on 2/3/2006. The market value of the underlying securities at the end of the period was $206,774,323.	7,000,000
9,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.44%, dated 1/3/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/15/2035 for $1,010,360,000 on 3/28/2006. The market value of the underlying securities at the end of the period was $1,042,351,439.	9,000,000
1,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.62%, dated 1/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 12/1/2035 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $312,865,570.	1,000,000
6,000,000	[3]	Interest in $180,000,000 joint repurchase agreement 4.31%, dated 10/28/2005, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/25/2035 for $183,167,850 on 3/27/2006. The market value of the underlying securities at the end of the period was $185,401,493.	6,000,000
60,000,000		Interest in $3,000,000,000 joint repurchase agreement 4.46%, dated 1/31/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2035 for $3,000,371,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $3,061,273,319.	60,000,000
10,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.28%, dated 11/17/2005, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/25/2041 for $758,470,833 on 2/21/2006. The market value of the underlying securities at the end of the period was $779,299,630.	10,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$6,000,000	[3]	Interest in $950,000,000 joint repurchase agreement 4.46%, dated 1/4/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/15/2035 for $960,004,028 on 3/31/2006. The market value of the underlying securities at the end of the period was $981,654,742.	$6,000,000
22,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.50%, dated 1/23/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $503,937,500 on 3/28/2006. The market value of the underlying securities at the end of the period was $515,455,458.	22,000,000
60,000,000		Interest in $250,000,000 joint repurchase agreement 4.47%, dated 1/31/2006, under which WestLB AG will repurchase U.S. Government Agency securities and U.S. Treasury securities with various maturities to 9/1/2033 for $250,031,042 on 2/1/2006. The market value of the underlying securities at the end of the period was $255,000,000.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	238,804,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	303,096,544
		OTHER ASSETS AND LIABILITIES - NET--0.1%	450,568
		TOTAL NET ASSETS--100%	$303,547,112

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$238,804,000
Investments in securities	64,292,544
Total investments in securities, at amortized cost and value		$303,096,544
Income receivable		856,190
Receivable for shares sold		395,078
Prepaid expenses		10,076
TOTAL ASSETS		304,357,888
Liabilities:
Payable for shares redeemed	359,283
Income distribution payable	52,503
Payable to bank	86,638
Payable for transfer and dividend disbursing agent fees and expenses	249,141
Payable for distribution services fee (Note 4)	30,899
Payable for shareholder services fee (Note 4)	32,312
TOTAL LIABILITIES		810,776
Net assets for 303,603,282 shares outstanding		$303,547,112
Net Assets Consist of:
Paid-in capital		$303,548,353
Distributions in excess of net investment income		(1,241)
TOTAL NET ASSETS		$303,547,112

Statement of Assets and Liabilities-(continued)

January 31, 2006 (unaudited)

Net Asset Value and Offering Price Per Share
Class A Shares:
$256,624,569 ÷ 256,682,862 shares outstanding, no par value, unlimited shares authorized	$1.00
Class B Shares:
$44,276,302 ÷ 44,274,271 shares outstanding, no par value, unlimited shares authorized	$1.00
Class C Shares:
$2,413,724 ÷ 2,413,645 shares outstanding, no par value, unlimited shares authorized	$1.00
Class F Shares:
$232,517 ÷ 232,504 shares outstanding, no par value, unlimited shares authorized	$1.00
Redemption Proceeds Per Share:
Class A Shares	$1.00
Class B Shares (94.50/100 of $1.00) [1]	$0.95
Class C Shares (99.00/100 of $1.00) [1]	$0.99
Class F Shares (99.00/100 of $1.00) [1]	$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$6,329,856
Expenses:
Investment adviser fee (Note 4)		$804,765
Administrative personnel and services fee (Note 4)		128,307
Custodian fees		8,179
Transfer and dividend disbursing agent fees and expenses		456,614
Directors'/Trustees' fees		1,541
Auditing fees		8,037
Legal fees		2,637
Portfolio accounting fees		60,300
Distribution services fee--Class B Shares (Note 4)		189,433
Distribution services fee--Class C Shares (Note 4)		8,085
Shareholder services fee--Class A Shares (Note 4)		336,135
Shareholder services fee--Class B Shares (Note 4)		63,144
Shareholder services fee--Class C Shares (Note 4)		2,680
Shareholder services fee--Class F Shares (Note 4)		273
Share registration costs		40,228
Printing and postage		34,195
Insurance premiums		5,419
Miscellaneous		2,525
TOTAL EXPENSES		2,152,497
Waivers (Note 4):
Waiver of investment adviser fee	$(219,385)
Waiver of administrative personnel and services fee	(5,661)
Waiver of shareholder services fee--Class A Shares	(201,627)
Waiver of shareholder services fee--Class F Shares	(163)
TOTAL WAIVERS		(426,836)
Net expenses			1,725,661
Net investment income			$4,604,195

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,604,195	$4,516,459
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,049,324)	(4,176,051)
Class B Shares	(528,973)	(382,107)
Class C Shares	(24,230)	(1,620)
Class F Shares	(3,288)	(5)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,605,815)	(4,559,783)
Share Transactions:
Proceeds from sale of shares	83,531,942	144,879,200
Net asset value of shares issued to shareholders in payment of distributions declared	4,272,806	4,223,068
Cost of shares redeemed	(110,210,718)	(248,324,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,405,970)	(99,222,315)
Change in net assets	(22,407,590)	(99,265,639)
Net Assets:
Beginning of period	325,954,702	425,220,341
End of period (including undistributed (distributions in excess of) net investment income of $(1,241) and $379, respectively)	$303,547,112	$325,954,702

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income with stability of principal.

Effective May 2, 2005, the Fund began offering Class C Shares and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	67,630,762	$67,630,762	119,290,037	$119,290,037
Shares issued to shareholders in payment of distributions declared	3,800,075	3,800,075	3,906,658	3,906,658
Shares redeemed	(84,967,410)	(84,967,410)	(176,777,400)	(176,777,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,536,573)	$(13,536,573)	(53,580,705)	$(53,580,705)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,373,937	$9,373,937	24,157,819	$24,157,819
Shares issued to shareholders in payment of distributions declared	450,595	450,595	314,951	314,951
Shares redeemed	(20,050,261)	(20,050,261)	(71,404,197)	(71,404,197)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(10,225,729)	$(10,225,729)	(46,931,427)	$(46,931,427)

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,985,412	$5,985,412	1,426,282	$1,426,282
Shares issued to shareholders in payment of distributions declared	19,156	19,156	1,455	1,455
Shares redeemed	(4,875,674)	(4,875,674)	(142,986)	(142,986)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,128,894	$1,128,894	1,284,751	$1,284,751

	Six Months Ended 1/31/2006		Period Ended 7/31/2005 [1]
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	541,831	$541,831	5,062	$5,062
Shares issued to shareholders in payment of distributions declared	2,980	2,980	4	4
Shares redeemed	(317,373)	(317,373)	--	--
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	227,438	$227,438	5,066	$5,066
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(22,405,970)	$(22,405,970)	(99,222,315)	$(99,222,315)

1 For the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $219,385 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended January 31, 2006, FSC retained $6,194 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 200 6 , FSSC voluntarily waived $201,790 of its fee. For the six months ended January 31, 2006, FSSC retained $70,222 of fees paid by the fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million .. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
(Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

8110106 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended		Year Ended
	1/31/2006		2005 [1]	2004	2003	2002	7/31/2001	[2]	3/31/2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.019		0.022	0.009	0.012	0.020	0.014		0.061
Less Distributions:
Distributions from net investment income	(0.019)		(0.022)	(0.009)	(0.012)	(0.020)	(0.014)		(0.061)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [3]	1.92%		2.27%	0.91%	1.25%	2.04%	1.38%		6.30%

Ratios to Average Net Assets:
Net expenses	0.18	% [4]	0.17%	0.16%	0.16%	0.16%	0.16	% [4]	0.16%
Net investment income	3.82	% [4]	2.28%	0.90%	1.24%	2.13%	4.12	% [4]	6.16%
Expense waiver/reimbursement [5]	0.30	% [4]	0.30%	0.30%	0.30%	0.30%	0.30	% [4]	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,000		$81,537	$93,831	$228,140	$242,443	$466,209		$403,579

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from March 31 to July 31.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,019.20	$0.92
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.92

1 Expenses are equal to the Fund's annualized net expense ratio of 0.18% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.1%
$14,000,000	Interest in $1,600,000,000 joint repurchase agreement 4.460%, dated 1/31/2006, under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $1,600,198,222 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,636,011,144.	$14,000,000
14,000,000	Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying security at the end of the period was $2,958,000,001.	14,000,000
6,035,000	Interest in $1,676,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Barclays Capital, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	6,035,000
14,000,000	Interest in $1,760,000,000 joint repurchase agreement 4.460%, dated 1/31/2006, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 1/15/2046 for $1,760,218,044 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,806,205,318 .	14,000,000
12,000,000	Interest in $3,000,000,000 joint repurchase agreement 4.460%, dated 1/31/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/1/2035 for $3,000,371,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $3,061,273,319.	12,000,000
14,000,000	Interest in $1,470,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,470,182,525 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,509,181,381.	14,000,000
	TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [1]	74,035,000
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(35,265)
	TOTAL NET ASSETS--100%	$73,999,735

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Total investments in repurchase agreements, at amortized cost and value		$74,035,000
Cash		230
Income receivable		9,168
Receivable for shares sold		17,163
Prepaid expenses		19,342
TOTAL ASSETS		74,080,903
Liabilities:
Income distribution payable	$81,168
TOTAL LIABILITIES		81,168
Net assets for 74,000,116 shares outstanding		$73,999,735
Net Assets Consist of:
Paid-in capital		$74,000,116
Distributions in excess of net investment income		(381)
TOTAL NET ASSETS		$73,999,735
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$73,999,735 ÷ 74,000,116 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$1,864,566
Expenses:
Investment adviser fee (Note 4)		$186,737
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		8,802
Transfer and dividend disbursing agent fees and expenses		9,057
Directors'/Trustees' fees		560
Auditing fees		7,966
Legal fees		2,439
Portfolio accounting fees		22,881
Share registration costs		11,945
Printing and postage		3,723
Insurance premiums		4,364
Miscellaneous		3,271
TOTAL EXPENSES		337,362
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(186,737)
Waiver of administrative personnel and services fee	(12,135)
Reimbursement of other operating expenses	(56,519)
TOTAL WAIVERS AND REIMBURSEMENT		(255,391)
Net expenses			81,971
Net investment income			$1,782,595

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,782,595	$2,768,042
Distributions to Shareholders:
Distributions from net investment income	(1,782,340)	(2,768,649)
Share Transactions:
Proceeds from sale of shares	536,769,680	1,324,347,791
Net asset value of shares issued to shareholders in payment of distributions declared	1,363,690	2,112,380
Cost of shares redeemed	(545,671,051)	(1,338,753,097)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,537,681)	(12,292,926)
Change in net assets	(7,537,426)	(12,293,533)
Net Assets:
Beginning of period	81,537,161	93,830,694
End of period (including distributions in excess of net investment income of $(381) and $(636), respectively)	$73,999,735	$81,537,161

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2006	Year Ended 7/31/2005
Shares sold	536,769,680	1,324,347,791
Shares issued to shareholders in payment of distributions declared	1,363,690	2,112,380
Shares redeemed	(545,671,051)	(1,338,753,097)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,537,681)	(12,292,926)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser waived $186,737 of its fee and reimbursed $56,519 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.136% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million .. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N757

8110112 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended		Year Ended
	1/31/2006		2005	2004	2003	2002	7/31/2001	[1]	12/31/2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.012	0.001	0.004	0.014	0.024		0.053
Net realized and unrealized gain (loss) on investments	0.000	[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000	[2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.012	0.001	0.004	0.014	0.024		0.053
Less Distributions:
Distributions from net investment income	(0.014)		(0.012)	(0.001)	(0.004)	(0.014)	(0.024)		(0.053)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [3]	1.41%		1.22%	0.06%	0.44%	1.42%	2.45%		5.46%

Ratios to Average Net Assets:
Net Expenses	1.22	% [4]	1.22%	1.13%	1.22%	1.20%	1.12	% [4]	1.14%
Net investment income	2.79	% [4]	1.19%	0.06%	0.45%	1.42%	4.20	% [4]	5.33%
Expense waiver/ reimbursement [5]	0.51	% [4]	0.37%	0.33%	0.10%	0.10%	0.13	% [4]	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,508		$41,519	$49,683	$57,210	$68,035	$76,752		$83,228

1 The Fund changed its fiscal year from December 31 to July 31.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period	[1]
Actual	$1,000	$1,014.10	$6.19
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.06	$6.21

1 Expenses are equal to the Fund's annualized net expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Instruments	44.8%
Commercial Paper & Notes	41.3%
Bank Instruments	6.8%
Repurchase Agreements	6.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	50.1%	Prime-1	93.3%
A-1	39.8%
A-2	6.2%	Prime-2	3.7%
Not rated by S&P	3.4%	Not rated by Moody's	2.5%
Other Assets and Liabilities--Net [2]	0.5%	Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. As of January 31, 2006, all securities in the portfolio had a short-term rating by at least one of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.2%	[5]
8-30 Days	28.5%
31-90 Days	11.2%
91-180 Days	9.6%
181 Days or more	2.0%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 30.9% of the Fund's portfolio.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--6.8%
		Banking--6.8%
$500,000		Deutsche Bank AG, 4.405%, 10/4/2006	$500,016
1,000,000		Huntington National Bank, Columbus, OH, 4.400%, 3/2/2006	1,000,000
500,000		Svenska Handelsbanken, Stockholm, 3.885%, 7/5/2006	500,010
500,000		Toronto Dominion Bank, 3.570%, 2/21/2006	500,000
250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	249,952
		TOTAL CERTIFICATES OF DEPOSIT	2,749,978
		COLLATERALIZED LOAN AGREEMENTS--14.8%
		Banking--4.9%
1,000,000		Credit Suisse First Boston LLC, 4.620%, 2/1/2006	1,000,000
1,000,000		Greenwich Capital Markets, Inc., 4.625%, 2/1/2006	1,000,000
		TOTAL	2,000,000
		Brokerage--9.9%
1,000,000		Bear Stearns Cos., Inc., 4.620%, 2/1/2006	1,000,000
1,000,000		Citigroup Global Markets, Inc., 4.600%, 2/1/2006	1,000,000
1,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	1,000,000
1,000,000		Morgan Stanley & Co., Inc., 4.600%, 2/1/2006	1,000,000
		TOTAL	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	6,000,000
		COMMERCIAL PAPER--19.4% [1]
		Aerospace/Auto--1.0%
400,000	[2,3]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 4.430%, 2/6/2006	399,754
		Banking--9.9%
1,751,000	[2,3]	Fountain Square Commercial Funding Corp., 4.290% - 4.410%, 2/1/2006 - 3/14/2006	1,745,955
700,000	[2,3]	KBC Financial Products International Ltd., (GTD KBC Bank NV), 4.570%, 7/12/2006	685,693
867,000	[2,3]	Picaros Funding LLC, (GTD KBC Bank NV), 4.270%, 7/10/2006	850,649
720,000		Westpac Trust Securities NZ Ltd., (GTD Westpac Banking Corp. Ltd., Sydney), 4.410%, 3/21/2006	715,766
		TOTAL	3,998,063
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Consumer Products--0.7%
$300,000	[2,3]	Fortune Brands, Inc., 4.460%, 2/13/2006	$299,554
		Finance - Automotive--2.2%
400,000		DaimlerChrysler North America Holding Corp., 4.540% - 4.590%, 3/6/2006 - 3/14/2006	398,016
500,000		FCAR Auto Loan Trust (Series A1/P1), 4.600%, 7/17/2006	489,394
		TOTAL	887,410
		Finance - Retail--4.6%
1,000,000	[2,3]	Alpine Securitization Corp., 4.510%, 3/17/2006	994,488
867,000	[2,3]	Sheffield Receivables Corp., 4.310%, 2/7/2006	866,377
		TOTAL	1,860,865
		Retail--1.0%
400,000	[2,3]	Federated Retail Holdings, Inc., (GTD Federated Department Stores, Inc.), 4.590%, 2/27/2006	398,674
		TOTAL COMMERCIAL PAPER	7,844,320
		CORPORATE BONDS--4.7%
		Banking--1.4%
550,000		J.P. Morgan Chase & Co., 6.500%, 2/1/2006	550,000
		Finance - Commercial--0.7%
278,000		CIT Group, Inc., 6.500%, 2/7/2006	278,086
		Finance - Retail--1.9%
425,000		SLM Corp., 4.792%, 4/25/2006	425,131
355,000		Washington Mutual Finance Corp., 6.250%, 5/15/2006	357,127
		TOTAL	782,258
		Transportation--0.7%
300,000		United Parcel Service, Inc., 5.100%, 2/15/2006	300,051
		TOTAL CORPORATE BONDS	1,910,395
		CORPORATE NOTES--2.4%
		Finance - Securities--2.4
1,000,000	[2,3]	Beta Finance, Inc., 4.010%, 7/25/2006	1,000,000
Principal Amount			Value
		NOTES - VARIABLE--44.8% [4]
		Banking--32.4%
$2,000,000		Allied Irish Banks PLC, 4.440%, 2/13/2006	$2,000,480
1,000,000	[2,3]	BNP Paribas SA, 4.504%, 2/27/2006	1,000,000
1,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	999,926
2,000,000	[2,3]	Commonwealth Bank of Australia, Sydney, 4.489%, 2/24/2006	2,000,000
500,000	[2,3]	HBOS Treasury Services PLC, 4.440%, 2/21/2006	500,000
1,000,000	[2,3]	HBOS Treasury Services PLC, 4.453%, 2/9/2006	1,000,000
1,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 4.590%, 2/2/2006	1,000,000
1,000,000	[2]	MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt Swap Agreement), 4.589%, 3/28/2006	1,000,000
400,000		Royal Bank of Scotland PLC, Edinburgh, 4.318%, 2/6/2006	399,909
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 4.540%, 2/2/2006	1,000,000
2,255,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.640%, 2/7/2006	2,255,000
		TOTAL	13,155,315
		Brokerage--1.2%
500,000		Goldman Sachs Group, Inc., 4.425%, 2/1/2006	500,171
		Finance - Retail--3.7%
1,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 5.026%, 2/15/2006	1,000,000
500,000	[2,3]	Paradigm Funding LLC, 4.510%, 2/27/2006	500,000
		TOTAL	1,500,000
		Finance - Securities--2.5%
1,000,000	[2,3]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 4.373%, 2/22/2006	1,000,187
		Pharmaceuticals and Health Care--5.0%
2,000,000	[2,3]	Eli Lilly Services, Inc., (GTD Eli Lilly & Co.), 4.355%, 2/1/2006	2,000,000
		TOTAL NOTES - VARIABLE	18,155,673
Principal Amount			Value
		REPURCHASE AGREEMENT--6.6%
$2,661,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/01/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying security at the end of the period was $2,958,000,001 (AT AMORTIZED COST)	$2,661,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	40,321,366
		OTHER ASSETS AND LIABILITIES - NET--0.5%	186,655
		TOTAL NET ASSETS--100%	$40,508,021

1 Discount rate at the time of purchase, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $16,241,331 which represents 40.1% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At January 31, 2006, these securities amounted to $15,241,331 which represents 37.6% of total net assets.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$40,321,366
Cash		335
Income receivable		158,766
Receivable for shares sold		60,225
Prepaid expenses		13,208
TOTAL ASSETS		40,553,900
Liabilities:
Payable for shares redeemed	$13,682
Payable for transfer and dividend disbursing agent fees and expenses	23,170
Payable for Trustees' fees	79
Payable for shareholder services fees (Note 5)	5,950
Income distribution payable	2,998
TOTAL LIABILITIES		45,879
Net assets for 40,588,017 shares outstanding		$40,508,021
Net Assets Consist of:
Paid-in capital		$40,587,743
Accumulated net realized loss on investments		(79,708)
Distributions in excess of net investment income		(14)
TOTAL NET ASSETS		$40,508,021
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$40,508,021 ÷ 40,588,017 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$829,560
Expenses:
Investment adviser fee (Note 5)		$103,192
Administrative personnel and services fee (Note 5)		75,617
Custodian fees		16,687
Transfer and dividend disbursing agent fees and expenses		54,732
Directors'/Trustees' fees		302
Auditing fees		7,677
Legal fees		2,419
Portfolio accounting fees		22,786
Shareholder services fee (Note 5)		51,582
Share registration costs		10,540
Printing and postage		8,624
Insurance premiums		4,175
Miscellaneous		330
TOTAL EXPENSES		358,663
Waivers (Note 5):
Waiver of investment adviser fee	$(76,970)
Waiver of administrative personnel and services fee	(12,396)
Waiver of shareholder services fee	(16,497)
TOTAL WAIVERS		(105,863)
Net expenses			252,800
Net investment income			576,760
Net realized gain on investments			130
Change in net assets resulting from operations			$576,890

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$576,760	$537,307
Net realized gain on investments	130	1,362
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	576,890	538,669
Distributions to Shareholders:
Distributions from net investment income	(576,676)	(537,510)
Share Transactions:
Proceeds from sale of shares	14,557,243	27,687,662
Net asset value of shares issued to shareholders in payment of distributions declared	558,155	515,974
Cost of shares redeemed	(16,127,001)	(36,368,813)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,011,603)	(8,165,177)
Change in net assets	(1,011,389)	(8,164,018)
Net Assets:
Beginning of period	41,519,410	49,683,428
End of period (including distributions in excess of net investment income of ($14) and ($98), respectively)	$40,508,021	$41,519,410

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt Swap Agreement), 4.589%, 3/28/2006	6/1/2005	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2006	Year Ended 7/31/2005
Shares sold	14,557,243	27,687,662
Shares issued to shareholders in payment of distributions declared	558,155	515,974
Shares redeemed	(16,127,001)	(36,368,813)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,011,603)	(8,165,177)

4. FEDERAL TAX INFORMATION

At July 31, 2005, the Fund had a capital loss carryforward of $79,839 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $76,970 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	On the first $5 billion
0.125%	On the next $5 billion
0.100%	On the next $10 billion
0.075%	On assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.31% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, the shareholder services provider voluntarily waived $16,497 of its fee. For the six months ended January 31, 2006, FSSC retained $26,605 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if: (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box; (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding;" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211

8080103 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2006		2005	2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017		0.018	0.006		0.009	0.018	0.051
Net realized and unrealized gain on investments	--		--	0.000	[1]	0.001	0.001	--
TOTAL FROM INVESTMENT OPERATIONS	0.017		0.018	0.006		0.010	0.019	0.051
Less Distributions:
Distributions from net investment income	(0.017)		(0.018)	(0.006)		(0.009)	(0.018)	(0.051)
Distributions from net realized gain on investments	--		--	(0.000	) [1]	(0.001)	(0.001)	--
TOTAL DISTRIBUTIONS	(0.017)		(0.018)	(0.006)		(0.010)	(0.019)	(0.051)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.73%		1.86%	0.62%		1.02%	1.95%	5.22%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45%	0.45%		0.45%	0.45%	0.45%
Net investment income	3.39	% [3]	1.82%	0.60%		0.97%	1.85%	5.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$538,808		$520,178	$651,852		$863,363	$845,889	$898,472

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,017.30	$2.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.94	$2.29

1 Expenses are equal to the Fund's annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	94.4%
U.S. Treasury Securities	6.3%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.9%
8-30 Days	6.5%
31-90 Days	0.0%
91-180 Days	3.2%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--6.3%
		U.S. Treasury Notes - 6.3%
$5,000,000		United States Treasury Notes, 2.500%, 5/31/2006 - 10/31/2006	$5,450,644
16,000,000		United States Treasury Notes, 2.750%, 6/30/2006 - 7/31/2006	15,930,034
7,000,000		United States Treasury Notes, 2.875%, 11/30/2006	6,908,659
2,500,000		United States Treasury Notes, 3.125%, 1/31/2007	2,465,137
3,250,000		United States Treasury Notes, 7.000%, 7/15/2006	3,286,381
		TOTAL U.S. TREASURY OBLIGATIONS	34,040,855
		REPURCHASE AGREEMENTS--94.4%
85,337,000		Interest in $1,676,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,676,204,379 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,709,520,924.	85,337,000
106,000,000		Interest in $2,500,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2016 for $2,500,304,861 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,550,311,837.	106,000,000
106,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,700,207,306 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,272,998.	106,000,000
70,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	70,000,000
35,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 4.400%, dated 1/25/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $903,520,000 on 2/27/2006. The market value of the underlying securities at the end of the period was $921,253,748.	35,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$106,000,000		Interest in $1,700,000,000 joint repurchase agreement 4.400%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,700,207,778 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,734,007,096.	$106,000,000
		TOTAL REPURCHASE AGREEMENTS	508,337,000
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [2]	542,377,855
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(3,569,697)
		TOTAL NET ASSETS--100%	$538,808,158

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$508,337,000
Investments in securities	34,040,855
Total investments in securities, at amortized cost and value		$542,377,855
Cash		1,471
Income receivable		189,757
Receivable for shares sold		92,591
Prepaid expenses		1,205
TOTAL ASSETS		542,662,879
Liabilities:
Payable for investments purchased	2,465,353
Payable for shares redeemed	26,642
Income distribution payable	1,362,726
TOTAL LIABILITIES		3,854,721
Net assets for 538,809,472 shares outstanding		$538,808,158
Net Assets Consist of:
Paid-in capital		$538,809,472
Distribution in excess of net investment income		(1,314)
TOTAL NET ASSETS		$538,808,158
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$538,808,158 ÷ 538,809,472 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$10,438,152
Expenses:
Investment adviser fee (Note 4)		$1,085,613
Administrative personnel and services fee (Note 4)		216,357
Custodian fees		15,510
Transfer and dividend disbursing agent fees and expenses		16,116
Directors'/Trustees' fees		2,524
Auditing fees		7,665
Legal fees		2,596
Portfolio accounting fees		49,385
Shareholder services fee (Note 4)		678,508
Share registration costs		11,762
Printing and postage		5,387
Insurance premiums		6,120
Miscellaneous		8,872
TOTAL EXPENSES		2,106,415
Waivers (Note 4):
Waiver of investment adviser fee	$(185,283)
Waiver of administrative personnel and services fee	(9,548)
Waiver of shareholder services fee	(678,508)
TOTAL WAIVERS		(873,339)
Net expenses			1,233,076
Net investment income			$9,205,076

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,205,076	$10,515,749
Distributions to Shareholders:
Distributions from net investment income	(9,205,097)	(10,521,748)
Share Transactions:
Proceeds from sale of shares	1,375,806,867	2,699,869,630
Net asset value of shares issued to shareholders in payment of distributions declared	2,087,949	2,546,155
Cost of shares redeemed	(1,359,264,371)	(2,834,084,138)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,630,445	(131,668,353)
Change in net assets	18,630,424	(131,674,352)
Net Assets:
Beginning of period	520,177,734	651,852,086
End of period (including distributions in excess of net investment income of $(1,314) and $(1,293) respectively)	$538,808,158	$520,177,734
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2006	Year Ended 7/31/2005
Shares sold	1,375,806,867	2,699,869,630
Shares issued to shareholders in payment of distributions declared	2,087,949	2,546,155
Shares redeemed	(1,359,264,371)	(2,834,084,138)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,630,445	(131,668,353)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser waived $185,283 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $678,508 of its fee. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	1/31/2006	7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.009
Less Distributions:
Distributions from net investment income	(0.015)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	1.49%	0.87%

Ratios to Average Net Assets:
Net expenses [3]	1.00%	1.00%
Net investment income [3]	2.95%	2.23%
Expense waiver/reimbursement [3,4]	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,784,373	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,014.90	$5.08
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.16	$5.09

1 Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	78.8%
U.S. Government Agency Securities	21.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.8%
8-30 Days	1.0%
31-90 Days	15.5%
91-180 Days	1.0%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--21.1%
$35,000,000	[1]	Federal Farm Credit System Floating Rate Note, 4.255%, 2/1/2006	$34,988,095
400,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.404%, 2/2/2006 - 4/5/2006	399,875,512
268,965,000		Federal Home Loan Bank System Notes, 2.100% - 4.375%, 3/13/2006 - 1/18/2007	267,648,038
92,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.000% - 4.540%, 8/22/2006 - 1/17/2007	89,209,658
467,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.141% - 4.389%, 2/7/2006 - 3/27/2006	466,788,995
173,198,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.500%, 2/15/2006 - 2/15/2007	172,543,473
		TOTAL U.S. GOVERNMENT AGENCIES	1,431,053,771
		REPURCHASE AGREEMENTS--78.8%
1,600,000,000		Interest in $1,600,000,000 repurchase agreement 4.470%, dated 1/31/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $1,600,198,667 on 2/1/2006. The market value of the underlying security at the end of the period was $1,632,000,001.	1,600,000,000
1,600,000,000		Interest in $1,600,000,000 repurchase agreement 4.470%, dated 1/31/2006 under which Barclays Capital, Inc. will repurchase Municipal Bond and U.S. Government Agency securities with various maturities to 4/16/2027 for $1,600,198,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,632,000,233.	1,600,000,000
172,000,000		Interest in $232,000,000 joint repurchase agreement 4.400%, dated 1/31/2006 under which BNP Paribas Securities Corp. will repurchase a U.S. Treasury security with a maturity of 4/15/2032 for $172,021,022 on 2/1/2006. The market value of the underlying security at the end of the period was $236,640,476.	172,000,000
250,000,000		Interest in $250,000,000 repurchase agreement 4.460%, dated 1/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $250,030,972 on 2/1/2006. The market value of the underlying securities at the end of the period was $257,500,001.	250,000,000
400,000,000		Interest in $700,000,000 joint repurchase agreement 4.460%, dated 1/31/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $400,049,556 on 2/1/2006. The market value of the underlying securities at the end of the period was $717,057,145.	400,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000	[3]	Interest in $250,000,000 repurchase agreement 4.500%, dated 1/31/2006 under which Deutsche Bank Securities will repurchase Municipal Bond and U.S. Government Agency securities with various maturities to 1/1/2036 for $252,156,250 on 4/10/2006. The market value of the underlying securities at the end of the period was $259,801,761.	$250,000,000
75,000,000	[3]	Interest in $75,000,000 repurchase agreement 4.620%, dated 1/31/2006 under which Deutsche Bank Securities will repurchase Municipal Bond and U.S. Government Agency securities with various maturities to 1/1/2036 for $75,866,250 on 5/1/2006. The market value of the underlying securities at the end of the period was $77,940,528.	75,000,000
1,000,000,000		Interest in $1,000,000,000 repurchase agreement 4.460%, dated 1/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $1,000,123,889 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,001.	1,000,000,000
		TOTAL REPURCHASE AGREEMENTS	5,347,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	6,778,053,771
		OTHER ASSETS AND LIABILITIES - NET--0.1%	6,319,180
		TOTAL NET ASSETS--100%	$6,784,372,951

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$5,347,000,000
Investments in securities	1,431,053,771
Total investments in securities, at amortized cost and value		$6,778,053,771
Cash		316,957
Income receivable		10,348,319
TOTAL ASSETS		6,788,719,047
Liabilities:
Payable for distribution services fee (Note 4)	2,586,100
Payable for shareholder services fee (Note 4)	1,436,716
Accrued expenses	323,280
TOTAL LIABILITIES		4,346,096
Net assets for 6,784,276,375 shares outstanding		$6,784,372,951
Net Assets Consist of:
Paid-in capital		$6,784,276,375
Undistributed net investment income		96,576
TOTAL NET ASSETS		$6,784,372,951
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$6,784,372,951 ÷ 6,784,276,375 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$130,240,718
Expenses:
Investment adviser fee (Note 4)		$9,883,556
Administrative personnel and services fee (Note 4)		2,626,297
Custodian fees		94,224
Transfer and dividend disbursing agent fees and expenses		3,265,649
Directors'/Trustees' fees		10,713
Auditing fees		5,809
Legal fees		1,601
Portfolio accounting fees		93,436
Distribution services fee (Note 4)		18,119,814
Shareholder services fee (Note 4)		8,236,257
Share registration costs		54,857
Printing and postage		76,684
Insurance premiums		16,783
Miscellaneous		9,343
TOTAL EXPENSES		42,495,023
Waivers (Note 4):
Waiver of investment adviser fee	$(5,978,071)
Waiver of administrative personnel and services fee	(115,853)
Waiver of distribution services fee	(3,294,479)
TOTAL WAIVERS		(9,388,403)
Net expenses			33,106,620
Net investment income			$97,134,098

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$97,134,098	$29,203,016
Distributions to Shareholders:
Distributions from net investment income	(97,204,732)	(29,035,806)
Share Transactions:
Proceeds from sale of shares	5,270,937,621	9,261,068,939
Net asset value of shares issued to shareholders in payment of distributions declared	97,206,953	29,011,414
Cost of shares redeemed	(4,834,522,994)	(3,039,425,558)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	533,621,580	6,250,654,795
Change in net assets	533,550,946	6,250,822,005
Net Assets:
Beginning of period	6,250,822,005	--
End of period (including undistributed net investment income of $96,576 and $167,210, respectively)	$6,784,372,951	$6,250,822,005

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2006	Period Ended 7/31/2005 [1]
Shares sold	5,270,937,621	9,261,068,939
Shares issued to shareholders in payment of distributions declared	97,206,953	29,011,414
Shares redeemed	(4,834,522,994)	(3,039,425,558)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	533,621,580	6,250,654,795

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $5,978,071 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, FSC voluntarily waived $3,294,479 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. During its review of the contract, the Board considered several factors, among the most material of which are: the Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Fund (including estimates for near-term growth of the Fund); the design and positioning of the Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, and they are readily available to potential investors in the Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund would be competing.

Because the Board was considering the advisory contract in the context of
Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

34454 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Municipal Trust

Portfolios of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Federated Capital
Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.009
Less Distributions:
Distributions from net investment income	(0.015)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	1.51%	0.90%

Ratios to Average Net Assets:
Net expenses [3]	1.00%	1.00%
Net investment income [3]	2.99%	2.26%
Expense waiver/reimbursement [3,4]	0.29%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,415,299	$7,429,461

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Government Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.009
Less Distributions:
Distributions from net investment income	(0.015)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	1.49%	0.87%

Ratios to Average Net Assets:
Net expenses [3]	1.00%	1.00%
Net investment income [3]	2.95%	2.23%
Expense waiver/reimbursement [3,4]	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,784,373	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Municipal Trust

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.007
Less Distributions:
Distributions from net investment income	(0.010)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	0.95%	0.67%

Ratios to Average Net Assets:
Net expenses [3]	1.00%	1.00%
Net investment income [3]	1.89%	1.63%
Expense waiver/reimbursement [3,4]	0.36%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$455,022	$442,515

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period	[1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,015.10	$5.08
Federated Government Reserves Fund	$1,000	$1,014.90	$5.08
Federated Municipal Trust	$1,000	$1,009.50	$5.07
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,020.16	$5.09
Federated Government Reserves Fund	$1,000	$1,020.16	$5.09
Federated Municipal Trust	$1,000	$1,020.16	$5.09

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.00%
Federated Government Reserves Fund	1.00%
Federated Municipal Trust	1.00%

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	52.5%
Variable Rate Instruments	29.1%
Bank Instruments	13.9%
Repurchase Agreements	4.3%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	59.6%	Prime-1	93.1%
A-1	33.5%
A-2	5.9%	Prime-2	6.1%
Not rated by S&P	0.8%	Not rated by Moody's	0.6%
Other Assets and Liabilities--Net [2]	0.2%	Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.6% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.6%	[5]
8-30 Days	33.4%
31-90 Days	18.1%
91-180 Days	4.1%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 28.7% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.8%
$21,779,858		GS Auto Loan Trust 2005-1, Class A1, 3.848%, 8/15/2006	$21,779,857
2,640,854		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.512%, 12/18/2006	2,640,854
2,703,728		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	2,703,728
12,775,024		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	12,775,024
1,697,983		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.358%, 6/15/2006	1,697,983
26,006,039		Wachovia Auto Owner Trust 2005-B, Class A1, 4.481%, 12/20/2006	26,006,039
		TOTAL	67,603,485
		Finance - Equipment--0.3%
13,058,179		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	13,058,179
9,269,799		John Deere Owner Trust 2005-A, Class A1, 3.396%, 6/15/2006	9,269,799
1,621,477		Navistar Financial Corp. Owner Trust 2005-A, Class A1, 3.616%, 7/17/2006	1,621,478
		TOTAL	23,949,456
		TOTAL ASSET-BACKED SECURITIES	91,552,941
		CERTIFICATES OF DEPOSIT--13.9%
		Banking--13.9%
15,000,000		Barclays Bank PLC, 4.712%, 10/17/2006	15,000,259
50,000,000		BNP Paribas SA, 4.425%, 3/13/2006	50,000,000
65,000,000		Calyon, Paris, 3.911% - 4.712%, 7/14/2006 - 10/26/2006	65,000,000
35,000,000		Citibank NA, New York, 4.450%, 3/21/2006	35,000,000
185,000,000		Credit Suisse, Zurich, 4.170% - 4.737%, 3/29/2006 - 10/27/2006	185,000,000
61,000,000		DePfa Bank PLC, 4.580% - 4.690%, 4/25/2006 - 7/17/2006	61,000,000
106,000,000		Deutsche Bank AG, 4.352% - 4.450%, 10/4/2006 - 10/13/2006	106,001,987
100,000,000		Dresdner Bank AG, Frankfurt, 4.370%, 2/9/2006	100,000,000
49,000,000		Huntington National Bank, Columbus, OH, 4.400%, 3/2/2006	49,000,000
84,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.712%, 10/27/2006	84,003,018
72,000,000		Svenska Handelsbanken, Stockholm, 3.843% - 3.999%, 7/5/2006 - 7/26/2006	72,001,570
85,000,000		Toronto Dominion Bank, 3.547% - 3.559%, 2/15/2006 - 2/21/2006	85,000,000
180,000,000		Washington Mutual Bank, 4.320% - 4.440%, 2/1/2006 - 3/14/2006	180,000,000
80,000,000		WestLB AG (Gtd), 4.395% - 4.450%, 2/13/2006 - 2/21/2006	80,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,167,006,834
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--16.7%
		Banking--4.2%
$180,000,000		Barclays Capital, Inc., 4.590%, 2/1/2006	$180,000,000
75,000,000		BNP Paribas Securities Corp., 4.610%, 2/1/2006	75,000,000
100,000,000		IXIS Financial Products Inc., 4.490%, 2/1/2006	100,000,000
		TOTAL	355,000,000
		Brokerage--12.5%
150,000,000		Bear Stearns Cos., Inc., 4.620%, 2/1/2006	150,000,000
285,000,000		Citigroup Global Markets, Inc., 4.550% - 4.600%, 2/1/2006	285,000,000
300,000,000		Goldman Sachs & Co., 4.600%, 2/1/2006	300,000,000
75,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	75,000,000
240,000,000		Morgan Stanley & Co., Inc., 4.540% - 4.600%, 2/1/2006	240,000,000
		TOTAL	1,050,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,405,000,000
		COMMERCIAL PAPER--31.5% [1]
		Aerospace/Auto-1.1%
43,373,000	[2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 4.386% - 4.538%, 2/2/2006 -2/21/2006	43,332,964
47,400,000	[2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 4.529% - 4.558%, 2/22/2006 - 2/24/2006	47,272,741
		TOTAL	90,605,705
		Banking--11.6%
20,000,000		Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 4.251%, 2/7/2006	19,985,983
80,000,000	[2]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 4.261% - 4.511%, 2/8/2006 - 4/11/2006	79,702,571
50,000,000		Dexia Delaware LLC, 4.210%, 2/1/2006	50,000,000
329,921,000	[2]	Fountain Square Commercial Funding Corp., 4.272% - 4.518%, 2/1/2006 - 3/28/2006	329,104,483
90,600,000		HBOS Treasury Services PLC, 4.396% - 4.403%, 3/28/2006	90,000,036
160,000,000	[2]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 4.441% - 4.587%, 3/27/2006 - 4/25/2006	158,817,429
20,000,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 4.698%, 7/12/2006	19,589,450
190,000,000	[2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 3.557% - 4.551%, 2/3/2006 - 7/10/2006	189,280,843
35,000,000		Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp., Ltd., Sydney), 4.459%, 3/21/2006	34,794,200
		TOTAL	971,274,995
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Conglomerate-0.0%
$3,500,000		Textron Financial Corp., (Textron, Inc. Support Agreement), 4.625%, 3/27/2006	$3,475,903
		Consumer Products--1.1%
7,800,000		Clorox Co., 4.392% - 4.581%, 2/1/2006 - 3/2/2006	7,778,202
83,200,000		Fortune Brands, Inc., 4.502% - 4.570%, 2/6/2006 - 2/27/2006	82,990,728
		TOTAL	90,768,930
		Finance - Automotive--5.8%
84,300,000		DaimlerChrysler North America Holding Corp., 4.507% - 4.648%, 2/2/2006 - 3/14/2006	83,986,404
4,781,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 4.512%, 3/17/2006	4,754,821
322,750,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.255% - 4.560%, 2/7/2006 - 4/17/2006	321,216,176
75,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.705%, 7/17/2006	73,409,167
		TOTAL	483,366,568
		Finance - Commercial--1.8%
39,400,000		CIT Group, Inc., 4.273%, 2/3/2006	39,390,741
35,000,000	[2]	Fairway Finance Co. LLC, 4.458%, 3/21/2006	34,794,200
30,000,000	[2]	Jupiter Securitization Corp., 4.407%, 2/14/2006	29,952,442
50,000,000	[2]	Three Rivers Funding Corp., 4.336%, 2/3/2006	49,988,000
		TOTAL	154,125,383
		Finance - Retail--4.8%
40,000,000	[2]	Alpine Securitization Corp., 4.352%, 2/1/2006	40,000,000
41,389,000	[2]	Chariot Funding LLC, 4.456%, 2/17/2006	41,307,326
95,690,000	[2]	Compass Securitization LLC, 4.447% - 4.516%, 2/23/2006 - 3/15/2006	95,298,891
50,000,000	[2]	Paradigm Funding LLC, 4.402%, 2/9/2006	49,951,222
175,000,000	[2]	Sheffield Receivables Corp., 4.236% - 4.381%, 2/3/2006 - 2/6/2006	174,931,104
		TOTAL	401,488,543
		Finance - Securities--2.0%
16,000,000	[2]	Galaxy Funding, Inc., 4.472% - 4.501%, 3/28/2006 - 4/10/2006	15,875,428
67,000,000	[2]	Grampian Funding LLC, 4.408% - 4.697%, 3/7/2006 - 7/21/2006	66,252,976
50,000,000	[2]	Scaldis Capital LLC, 4.519%, 2/27/2006	49,837,500
40,000,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.474% - 4.593%, 3/28/2006 - 5/17/2006	39,568,760
		TOTAL	171,534,664
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Food & Beverage--0.5%
$9,400,000		General Mills, Inc., 4.415%, 2/3/2006	$9,397,702
36,000,000	[2]	Sara Lee Corp., 4.474%, 2/16/2006	35,933,175
		TOTAL	45,330,877
		Insurance--1.8%
155,000,000	[2]	Aspen Funding Corp., 4.194% - 4.439%, 2/1/2006 - 3/14/2006	154,540,344
		Retail--1.0%
84,300,000	[2]	Federated Retail Holdings, Inc., (Guaranteed by Federated Department Stores, Inc.), 4.528% - 4.606%, 2/21/2006 - 3/20/2006	83,981,065
		TOTAL COMMERCIAL PAPER	2,650,492,977
		CORPORATE BONDS--0.6%
		Finance- Retail--0.6%
50,000,000		SLM Corp., 4.691%, 9/15/2006	50,058,782
		Food & Beverage--0.0%
1,500,000		General Mills, Inc., 8.900%, 3/15/2006	1,507,594
		TOTAL CORPORATE BONDS	51,566,376
		CORPORATE NOTES--1.0%
		Banking--0.3%
25,000,000		Huntington National Bank, Columbus, OH, 4.490%, 7/14/2006	25,004,247
		Finance - Securities--0.7%
15,000,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.946%, 7/25/2006	14,999,642
45,000,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.970% - 4.910%, 7/21/2006 - 1/31/2007	45,000,000
		TOTAL	59,999,642
		TOTAL CORPORATE NOTES	85,003,889
		LOAN PARTICIPATIONS--1.6%
		Chemicals-0.4%
40,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 4.620%, 3/31/2006	40,000,000
		Finance - Retail--1.2%
100,000,000		Countrywide Home Loans, Inc., 4.570%, 3/1/2006	100,000,000
		TOTAL LOAN PARTICIPATIONS	140,000,000
Principal Amount			Value
		NOTES - VARIABLE--29.1% [3]
		Banking -- 13.7%
$100,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, 4.490%, 2/23/2006	$100,000,000
128,000,000		Barclays Bank PLC, 4.340% - 4.359%, 2/6/2006 - 2/9/2006	127,992,625
115,000,000	[2]	BNP Paribas SA, 4.504%, 2/27/2006	115,000,000
4,800,000		Capital Markets Access Co. LC, Series 2005 E, (Amsouth Bank N.A., Birmingham, AL LOC), 4.500%, 2/2/2006	4,800,000
100,000,000	[2]	Commonwealth Bank of Australia, Sydney, 4.489%, 2/24/2006	100,000,000
81,000,000		Credit Suisse, Zurich, 4.463% - 4.491%, 2/21/2006 - 3/29/2006	81,002,320
189,000,000		Greenwich Capital Holdings, Inc., (Guaranteed by Royal Bank of Scotland PLC, Edinburgh), 4.345% - 4.440%, 2/1/2006 - 2/21/2006	189,000,000
1,900,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	1,900,000
2,000,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	2,000,000
62,000,000	[2]	HBOS Treasury Services PLC, 4.453%, 2/9/2006	62,000,000
50,000,000		Landesbank Hessen-Thueringen, 4.500%, 2/28/2006	49,995,787
50,500,000		Mercantile Safe Deposit & Trust Co., Baltimore, 4.410% - 4.440%, 2/13/2006 - 2/15/2006	50,500,000
3,155,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 4.650%, 2/2/2006	3,155,000
5,040,000		Roby Co., Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 4.740%, 2/2/2006	5,040,000
25,000,000		Royal Bank of Canada, Montreal, 4.589%, 4/12/2006	25,008,977
50,000,000	[2]	Societe Generale, Paris, 4.355%, 2/2/2006	50,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 4.325%, 2/3/2006	49,993,347
35,000,000	[2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Guaranteed by Wachovia Corp.), 4.519%, 3/28/2006	35,000,000
250,000		Wells Fargo & Co., 4.435%, 2/2/2006	250,069
100,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 4.467%, 2/16/2006	100,000,000
		TOTAL	1,152,638,125
		Brokerage-5.5%
80,000,000		Goldman Sachs Group, Inc., 4.389% - 4.425%, 2/1/2006 - 2/7/2006	80,003,415
5,000,000	[2]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	5,000,231
200,000,000		Merrill Lynch & Co., Inc., 4.450% - 4.547%, 2/15/2006 - 3/17/2006	200,004,677
180,450,000		Morgan Stanley, 4.580% - 4.630%, 2/1/2006	180,453,421
		TOTAL	465,461,744
		Finance - Commercial--1.6%
78,000,000	[2]	Fairway Finance Co. LLC, 4.390% - 4.440%, 2/13/2006 - 2/21/2006	77,999,241
53,500,000		General Electric Capital Corp., 4.490% - 4.627%, 3/20/2006 - 3/30/2006	53,502,757
		TOTAL	131,501,998
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Equipment -- 0.1%
$10,000,000		John Deere Capital Corp., 4.561%, 3/16/2006	$10,000,220
		Finance - Retail - 1.8%
22,500,000	[2]	Compass Securitization LLC, (Insured by Ambac Financial Group, Inc.), 4.374%, 2/9/2006	22,499,885
40,000,000		Compass Securitization LLC, 4.375%, 2/10/2006	39,999,126
5,725,000		Countrywide Home Loans, Inc., 4.500%, 2/17/2006	5,725,041
85,000,000	[2]	Paradigm Funding LLC, 4.390% - 4.490%, 2/13/2006 - 2/27/2006	84,999,090
		TOTAL	153,223,142
		Finance - Securities -- 4.7%
9,000,000	[2]	Beta Finance, Inc., 4.373%, 2/22/2006	9,001,683
89,000,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 4.370% - 4.465%, 2/1/2006 - 2/23/2006	89,005,313
297,500,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.425% - 4.693%, 2/15/2006 - 4/25/2006	297,494,589
		TOTAL	395,501,585
		Insurance - 1.7%
5,000,000		Genworth Life Insurance Company, 4.394%, 2/9/2006	5,000,000
23,600,000		Hartford Life Global Funding Trust, 4.450%, 2/15/2006	23,600,000
20,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	20,000,000
25,000,000	[2]	MBIA Global Funding LLC, 4.402%, 2/13/2006	25,000,000
30,000,000		New York Life Insurance Co., 4.510%, 2/1/2006	30,000,000
40,000,000		Travelers Insurance Co., 4.510% - 4.619%, 3/2/2006 - 3/28/2006	40,000,000
		TOTAL	143,600,000
		TOTAL NOTES--VARIABLE	2,451,926,814
Principal Amount			Value
		REPURCHASE AGREEMENTS -- 4.3%
$60,000,000		Interest in $232,000,000 joint repurchase agreement 4.400%, dated 1/31/2006 under which BNP Paribas Securities Corp. will repurchase a U.S. Treasury security with a maturity date of 4/15/2032 for $60,007,333 on 2/1/2006. The market value of the underlying security at the end of the period was $236,640,476.	$60,000,000
300,000,000		Interest in $700,000,000 joint repurchase agreement 4.460%, dated 1/31/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $300,037,167 on 2/1/2006. The market value of the underlying securities at the end of the period was $717,057,145.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	360,000,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	8,402,549,831
		OTHER ASSETS AND LIABILITIES - NET--0.2%	12,749,512
		TOTAL NET ASSETS--100%	$8,415,299,343

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $3,062,312,588 which represents 36.4% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31,2006.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	78.8%
U.S. Government Agency Securities	21.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.8%
8-30 Days	1.0%
31-90 Days	15.5%
91-180 Days	1.0%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--21.1%
$35,000,000	[1]	Federal Farm Credit System Floating Rate Note, 4.255%, 2/1/2006	$34,988,095
400,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.404%, 2/2/2006 - 4/5/2006	399,875,512
268,965,000		Federal Home Loan Bank System Notes, 2.100% - 4.375%, 3/13/2006 - 1/18/2007	267,648,038
92,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.000% - 4.540%, 8/22/2006 - 1/17/2007	89,209,658
467,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.141% - 4.389%, 2/7/2006 - 3/27/2006	466,788,995
173,198,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.500%, 2/15/2006 - 2/15/2007	172,543,473
		TOTAL U.S. GOVERNMENT AGENCIES	1,431,053,771
		REPURCHASE AGREEMENTS--78.8%
1,600,000,000		Interest in $1,600,000,000 repurchase agreement 4.470%, dated 1/31/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $1,600,198,667 on 2/1/2006. The market value of the underlying security at the end of the period was $1,632,000,001.	1,600,000,000
1,600,000,000		Interest in $1,600,000,000 repurchase agreement 4.470%, dated 1/31/2006 under which Barclays Capital, Inc. will repurchase Municipal Bond and U.S. Government Agency securities with various maturities to 4/16/2027 for $1,600,198,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,632,000,233.	1,600,000,000
172,000,000		Interest in $232,000,000 joint repurchase agreement 4.400%, dated 1/31/2006 under which BNP Paribas Securities Corp. will repurchase a U.S. Treasury security with a maturity of 4/15/2032 for $172,021,022 on 2/1/2006. The market value of the underlying security at the end of the period was $236,640,476.	172,000,000
250,000,000		Interest in $250,000,000 repurchase agreement 4.460%, dated 1/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $250,030,972 on 2/1/2006. The market value of the underlying securities at the end of the period was $257,500,001.	250,000,000
400,000,000		Interest in $700,000,000 joint repurchase agreement 4.460%, dated 1/31/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $400,049,556 on 2/1/2006. The market value of the underlying securities at the end of the period was $717,057,145.	400,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000	[3]	Interest in $250,000,000 repurchase agreement 4.500%, dated 1/31/2006 under which Deutsche Bank Securities will repurchase Municipal Bond and U.S. Government Agency securities with various maturities to 1/1/2036 for $252,156,250 on 4/10/2006. The market value of the underlying securities at the end of the period was $259,801,761.	$250,000,000
75,000,000	[3]	Interest in $75,000,000 repurchase agreement 4.620%, dated 1/31/2006 under which Deutsche Bank Securities will repurchase Municipal Bond and U.S. Government Agency securities with various maturities to 1/1/2036 for $75,866,250 on 5/1/2006. The market value of the underlying securities at the end of the period was $77,940,528.	75,000,000
1,000,000,000		Interest in $1,000,000,000 repurchase agreement 4.460%, dated 1/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $1,000,123,889 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,001.	1,000,000,000
		TOTAL REPURCHASE AGREEMENTS	5,347,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	6,778,053,771
		OTHER ASSETS AND LIABILITIES - NET--0.1%	6,319,180
		TOTAL NET ASSETS--100%	$6,784,372,951

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	84.2%
Municipal Notes	15.3%
Commercial Paper	0.9%
Other Assets and Liabilities--Net [2]	(0.4)%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	62.1%	Prime-1	90.4%
A-1	26.7%
A-2	1.5%	Prime-2	0.0%
Not rated by S&P	10.1%	Not rated by Moody's	10.0%
Other Assets and Liabilities--Net [2]	(0.4)%	Other Assets and Liabilities--Net [2]	(0.4)%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 8.3% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate instruments rated VMIG-1 and VMIG-2, respectively.

At January 31, 2006, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.2%
8-30 Days	1.8%
31-90 Days	2.1%
91-180 Days	7.2%
181 Days or more	5.1%
Other Assets and Liabilities--Net [2]	(0.4)%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.4% [1,2]
		Alabama--2.7%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	$600,000
100,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	100,000
4,675,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006	4,675,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/ (Amsouth Bank N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	5,000,000
1,200,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.080%, 2/2/2006	1,200,000
725,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC), 3.140%, 2/2/2006	725,000
		TOTAL	12,300,000
		Alaska--0.7%
3,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	3,000,000
		Arkansas--0.2%
500,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/2/2006	500,000
500,000		Arkansas Development Finance Authority, (Series 1999B) Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC), 3.320%, 2/2/2006	500,000
		TOTAL	1,000,000
		California--14.0%
3,300,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 3.080%, 2/2/2006	3,300,000
4,140,000		California PCFA, (Series 1999A) Weekly VRDNs (Blue Line Transfer, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.070%, 2/1/2006	4,140,000
3,155,000		California PCFA, (Series 2000A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	3,155,000
4,000,000		California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	4,000,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/ (Key Bank, N.A. LOC), 3.110%, 2/2/2006	6,815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$4,000,000		California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/ (Wells Fargo Bank,N.A. LOC), 3.110%, 2/2/2006	$4,000,000
2,825,000		California PCFA, (Series 2002) Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	2,825,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.110%, 2/2/2006	2,940,000
3,365,000		California PCFA, (Series 2002A) Weekly VRDNs (California Waste Solutions, Inc.)/ (CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	3,365,000
3,580,000		California PCFA, (Series 2002A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	3,580,000
435,000		California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services LP)/(Union Bank of California LOC), 3.170%, 2/1/2006	435,000
2,900,000		California PCFA, (Series 2003) Weekly VRDNs (Agrifab, Inc. / Vintage Dairy)/ (CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	2,900,000
3,600,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.110%, 2/2/2006	3,600,000
3,800,000		California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/ (Wells Fargo Bank, N.A. LOC), 3.110%, 2/2/2006	3,800,000
2,785,000		California PCFA, (Series 2003A) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/ (CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	2,785,000
4,000,000		California PCFA, (Series 2003A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.070%, 2/1/2006	4,000,000
2,580,000		California PCFA, (Series 2003A) Weekly VRDNs (Placer County Eastern Regional Sanitary Landfill, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	2,580,000
2,780,000		California PCFA, (Series 2004) Weekly VRDNs (Ag Resources III, LLC)/(Key Bank, N.A. LOC), 3.070%, 2/1/2006	2,780,000
260,000		California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	260,000
2,375,000	[3]	California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.100%, 2/2/2006	2,375,000
		TOTAL	63,635,000
		Colorado--0.4%
1,400,000		Denver, CO City & County Airport Authority, (Series 2004A) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (GTD) LIQ), 3.050%, 2/1/2006	1,400,000
300,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 3.070%, 2/1/2006	300,000
		TOTAL	1,700,000
		Delaware--0.5%
2,145,000	[3]	Delaware State Housing Authority, (ROCs 359) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citibank N.A., New York LIQ), 3.100%, 2/2/2006	2,145,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		District of Columbia--2.1%
$5,000,000	[3]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	$5,000,000
3,670,000	[3]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	3,670,000
900,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.120%, 2/2/2006	900,000
		TOTAL	9,570,000
		Florida--0.7%
3,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.140%, 2/2/2006	3,000,000
		Georgia--6.2%
2,100,000		DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	2,100,000
16,790,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	16,790,000
7,200,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC), 3.090%, 2/2/2006	7,200,000
2,150,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.080%, 2/1/2006	2,150,000
		TOTAL	28,240,000
		Hawaii--0.5%
2,230,000	[3]	Hawaii State Airport System, (PT-830) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,230,000
		Illinois--6.0%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.170%, 2/2/2006	6,000,000
7,245,000	[3]	Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.090%, 2/2/2006	7,245,000
4,610,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.090%, 2/1/2006	4,610,000
190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/1/2006	190,000
5,100,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Plano Molding Co.)/(Harris, N.A. LOC), 3.080%, 2/2/2006	5,100,000
700,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.060%, 2/1/2006	700,000
3,690,000		Libertyville, IL Industrial Revenue, (Series 2003) Weekly VRDNs (Fabrication Technologies, Inc.)/(LaSalle Bank, N.A. LOC), 3.100%, 2/2/2006	3,690,000
		TOTAL	27,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--3.5%
$381,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.180%, 2/2/2006	$381,000
2,300,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.080%, 2/1/2006	2,300,000
5,825,000	[3]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.090%, 2/2/2006	5,825,000
3,120,000	[3]	Indianapolis, IN Local Public Improvement Bond Bank, MACON (Series 2005P) Weekly VRDNs (Indianapolis, IN Airport Authority)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.100%, 2/2/2006	3,120,000
4,300,000		Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	4,300,000
		TOTAL	15,926,000
		Kansas--0.5%
2,454,000	[3]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	2,454,000
		Kentucky--1.1%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.100%, 2/2/2006	4,600,000
350,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.150%, 2/2/2006	350,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 2/2/2006	275,000
		TOTAL	5,225,000
		Maine--0.8%
175,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/ (Comerica Bank LOC), 3.090%, 2/1/2006	175,000
1,650,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/ (Comerica Bank LOC), 3.130%, 2/1/2006	1,650,000
2,000,000		Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank LOC), 3.120%, 2/2/2006	2,000,000
		TOTAL	3,825,000
		Maryland--1.7%
7,730,000	[3]	Northeast, MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.100%, 2/2/2006	7,730,000
		Massachusetts--0.9%
4,000,000		Everett, MA, 4.00% BANs, 9/8/2006	4,022,814
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--1.2%
$5,000,000	[3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.020%, 2/2/2006	$5,000,000
475,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Federal National Mortgage Association LOC), 3.090%, 2/2/2006	475,000
		TOTAL	5,475,000
		Mississippi--3.6%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	150,000
4,240,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	4,240,000
3,000,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006	3,000,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2006	7,800,000
1,000,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	1,000,000
		TOTAL	16,190,000
		Missouri--1.1%
5,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.220%, 2/2/2006	5,000,000
		Nebraska--0.5%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	2,000,000
500,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	500,000
		TOTAL	2,500,000
		Nevada--5.2%
3,430,000	[3]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,430,000
14,600,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.090%, 2/1/2006	14,600,000
5,500,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.090%, 2/1/2006	5,500,000
		TOTAL	23,530,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--7.9%
$2,527,000		Blairstown Township, NJ, 3.75% BANs, 6/28/2006	$2,536,399
3,780,715		Haddonfield, NJ, 3.75% BANs, 7/27/2006	3,795,760
1,590,000		High Bridge Borough, NJ, 4.00% BANs, 7/28/2006	1,597,857
3,100,000		Hoboken, NJ, 4.00% BANs, 9/15/2006	3,107,498
2,400,000		Mount Ephraim, NJ Board of Education, 4.25% GANs, 10/11/2006	2,417,332
4,492,500		Mount Holly Township, NJ, 4.50% BANs, 11/27/2006	4,528,776
2,545,500		Perth Amboy, NJ, 4.00% BANs, 6/2/2006	2,551,626
1,500,000		Pleasantville, NJ, 4.25% BANs, 9/29/2006	1,510,514
4,050,000		Saddle Brook Township, NJ, 3.75% BANs, 3/15/2006	4,052,187
3,500,000		Somers Point, NJ, 3.75% BANs, 7/6/2006	3,513,733
4,000,000		Trenton, NJ, 4.50% BANs, 12/15/2006	4,035,573
2,000,000		Tuckerton, NJ, 3.75% BANs, 6/23/2006	2,006,808
250,000		Wenonah, NJ, 3.75% BANs, 3/31/2006	250,310
		TOTAL	35,904,373
		New Mexico--1.7%
7,821,163		New Mexico Mortgage Finance Authority, (Series 2005), 4.2937% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	7,821,163
		New York--0.7%
3,000,000		New York State HFA, (Series 2005A) Weekly VRDNs (Clinton Green North LLC)/ (Bank of America N.A. LOC), 3.040%, 2/1/2006	3,000,000
		North Carolina--1.9%
3,335,000	[3]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/ (BNP Paribas SA LIQ), 3.100%, 2/2/2006	3,335,000
5,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006	5,500,000
		TOTAL	8,835,000
		North Dakota--0.7%
3,000,000		Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.220%, 2/2/2006	3,000,000
		Ohio--5.3%
18,100,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.060%, 2/1/2006	18,100,000
5,000,000		Wauseon, OH, 4.00% BANs, 6/1/2006	5,015,140
1,000,000		Williams County, OH, 3.75% BANs, 5/4/2006	1,001,587
		TOTAL	24,116,727
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oklahoma--0.9%
$350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC), 3.150%, 2/2/2006	$350,000
3,700,000	[3]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.140%, 2/2/2006	3,700,000
		TOTAL	4,050,000
		Pennsylvania--0.8%
270,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/ (PNC Bank, N.A. LOC), 3.150%, 2/1/2006	270,000
3,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002A) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.080%, 2/2/2006	3,500,000
		TOTAL	3,770,000
		South Carolina--1.2%
3,920,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.160%, 2/1/2006	3,920,000
200,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	200,000
1,400,000		South Carolina, EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.150%, 2/1/2006	1,400,000
		TOTAL	5,520,000
		South Dakota--0.1%
500,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.050%, 2/2/2006	500,000
		Tennessee-- 0.7%
150,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/ (Regions Bank, Alabama LOC), 3.180%, 2/2/2006	150,000
750,000		Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures, Inc.)/ (SunTrust Bank LOC), 3.080%, 2/1/2006	750,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/ (SunTrust Bank LOC), 3.080%, 2/1/2006	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.230%, 2/2/2006	445,000
		TOTAL	3,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--11.9%
$4,500,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank N.A. LOC), 3.100%, 2/1/2006	$4,500,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	2,950,000
2,660,000	[3]	Dallas-Fort Worth, TX International Airport, (MT-132) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,660,000
1,745,000	[3]	Dallas-Fort Worth, TX International Airport, (PT-2830) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	1,745,000
6,000,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(Federal Home Loan Mortgage Corp. LOC), 3.090%, 2/2/2006	6,000,000
3,100,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	3,100,000
475,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	475,000
2,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	2,000,000
2,050,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	2,050,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	200,000
5,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.120%, 2/1/2006	5,500,000
12,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006	12,500,000
270,000		Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.140%, 2/1/2006	270,000
5,920,000	[3]	San Antonio, TX Convention Center Hotel Finance Corp., ROCs (Series 363) Weekly VRDNs (Hotel Investments LP)/(Ambac Financial Group, Inc. INS)/ (Citibank N.A., New York LIQ), 3.100%, 2/2/2006	5,920,000
3,925,000	[3]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	3,925,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	600,000
		TOTAL	54,395,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--0.9%
$4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.27% CP (Virginia Electric & Power Co.), Mandatory Tender 3/9/2006	$4,000,000
		Washington--8.5%
6,145,000	[3]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.110%, 2/1/2006	6,145,000
850,000		Port of Bellingham, WA Industrial Development Corp., (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 3.220%, 2/2/2006	850,000
5,760,000	[3]	Port of Tacoma, WA, Floater CRVS (Series 2005-12) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.110%, 2/2/2006	5,760,000
1,300,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.100%, 2/2/2006	1,300,000
6,825,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.100%, 2/1/2006	6,825,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 3.220%, 2/2/2006	7,375,000
5,715,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.110%, 2/2/2006	5,715,000
4,935,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(U.S. Bank, N.A. LOC), 3.110%, 2/2/2006	4,935,000
		TOTAL	38,905,000
		West Virginia--0.7%
700,000		Marion County, WV County Commission, (Series 1990A) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.080%, 2/1/2006	700,000
2,300,000		Marion County, WV County Commission, (Series 1990B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.110%, 2/1/2006	2,300,000
		TOTAL	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--2.4%
$200,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.130%, 2/1/2006	$200,000
5,000,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (DePfa Bank PLC LIQ), 3.060%, 2/2/2006	5,000,000
900,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	900,000
4,875,000	[3]	Wisconsin Housing & EDA, ROCs (Series 420) Weekly VRDNs (Citibank N.A., New York LIQ), 3.100%, 2/2/2006	4,875,000
		TOTAL	10,975,000
		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST) [4]	457,045,077
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(2,022,997)
		TOTAL NET ASSETS--100%	$455,022,080

Securities that are subject to the federal alternative minimum tax (AMT) represent 87.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
91.71%	8.29%

2 Current rate and next reset date shown on variable rate demand notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $91,289,000 which represents 20.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Capital Reserves Fund

January 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$8,402,549,831
Cash		489,969
Income receivable		17,020,259
Prepaid expenses		183,723
TOTAL ASSETS		8,420,243,782
Liabilities:
Payable for distribution services fee (Note 4)	$3,178,573
Payable for shareholder services fee (Note 4)	1,765,866
TOTAL LIABILITIES		4,944,439
Net assets for 8,415,289,706 shares outstanding		$8,415,299,343
Net Assets Consist of:
Paid-in capital		$8,415,289,706
Undistributed net investment income		9,637
TOTAL NET ASSETS		$8,415,299,343
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$8,415,299,343 ÷ 8,415,289,706 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-Federated Government Reserves Fund

January 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$5,347,000,000
Investments in securities	1,431,053,771
Total investments in securities, at amortized cost and value		$6,778,053,771
Cash		316,957
Income receivable		10,348,319
TOTAL ASSETS		6,788,719,047
Liabilities:
Payable for distribution services fee (Note 4)	2,586,100
Payable for shareholder services fee (Note 4)	1,436,716
Accrued expenses	323,280
TOTAL LIABILITIES		4,346,096
Net assets for 6,784,276,375 shares outstanding		$6,784,372,951
Net Assets Consist of:
Paid-in capital		$6,784,276,375
Undistributed net investment income		96,576
TOTAL NET ASSETS		$6,784,372,951
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$6,784,372,951 ÷ 6,784,276,375 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Municipal Trust

January 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$457,045,077
Cash		16,708
Income receivable		2,274,358
Prepaid expenses		7,070
TOTAL ASSETS		459,343,213
Liabilities:
Payable for investments purchased	$4,052,187
Payable for distribution services fee (Note 4)	172,894
Payable for shareholder service fee (Note 4)	96,052
TOTAL LIABILITIES		4,321,133
Net assets for 455,013,849 shares outstanding		$455,022,080
Net Assets Consist of:
Paid-in capital		$455,013,849
Undistributed net investment income		8,231
TOTAL NET ASSETS		$455,022,080
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$455,022,080 ÷ 455,013,849 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Capital Reserves Fund

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$158,689,524
Expenses:
Investment adviser fee (Note 4)		$11,910,079
Administrative personnel and services fee (Note 4)		3,164,793
Custodian fees		138,684
Transfer and dividend disbursing agent fees and expenses		3,840,195
Directors'/Trustees' fees		12,808
Auditing fees		5,808
Legal fees		1,601
Portfolio accounting fees		97,051
Distribution services fee (Note 4)		21,835,098
Shareholder services fee (Note 4)		9,925,018
Share registration costs		587,111
Printing and postage		33,267
Insurance premiums		19,310
Miscellaneous		5,957
TOTAL EXPENSES		51,576,780
Waivers (Note 4):
Waiver of investment adviser fee	$(7,572,404)
Waiver of administrative personnel and services fee	(139,599)
Waiver of distribution services fee	(3,969,979)
TOTAL WAIVERS		(11,681,982)
Net expenses			39,894,798
Net investment income			$118,794,726

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Government Reserves Fund

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$130,240,718
Expenses:
Investment adviser fee (Note 4)		$9,883,556
Administrative personnel and services fee (Note 4)		2,626,297
Custodian fees		94,224
Transfer and dividend disbursing agent fees and expenses		3,265,649
Directors'/Trustees' fees		10,713
Auditing fees		5,809
Legal fees		1,601
Portfolio accounting fees		93,436
Distribution services fee (Note 4)		18,119,814
Shareholder services fee (Note 4)		8,236,257
Share registration costs		54,857
Printing and postage		76,684
Insurance premiums		16,783
Miscellaneous		9,343
TOTAL EXPENSES		42,495,023
Waivers (Note 4):
Waiver of investment adviser fee	$(5,978,071)
Waiver of administrative personnel and services fee	(115,853)
Waiver of distribution services fee	(3,294,479)
TOTAL WAIVERS		(9,388,403)
Net expenses			33,106,620
Net investment income			$97,134,098

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Municipal Trust

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$6,398,816
Expenses:
Investment adviser fee (Note 4)		$663,817
Administrative personnel and services fee (Note 4)		176,393
Custodian fees		9,517
Transfer and dividend disbursing agent fees and expenses		245,232
Directors'/Trustees' fees		825
Auditing fees		5,809
Legal fees		1,914
Portfolio accounting fees		65,568
Distribution services fee (Note 4)		1,216,997
Shareholder services fee (Note 4)		553,179
Share registration costs		54,839
Printing and postage		24,119
Insurance premiums		3,404
Miscellaneous		582
TOTAL EXPENSES		3,022,195
Waivers (Note 4):
Waiver of investment adviser fee	$(569,575)
Waiver of administrative personnel and services fee	(7,783)
Waiver of distribution services fee	(221,271)
TOTAL WAIVERS		(798,629)
Net expenses			2,223,566
Net investment income			$4,175,250

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Capital Reserves Fund

	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$118,794,726	$40,018,058
Distributions to Shareholders:
Distributions from net investment income	(118,879,808)	(39,923,339)
Share Transactions:
Proceeds from sale of shares	2,021,544,225	8,283,897,365
Net asset value of shares issued to shareholders in payment of distributions declared	118,882,520	39,897,967
Cost of shares redeemed	(1,154,503,298)	(894,429,073)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	985,923,447	7,429,366,259
Change in net assets	985,838,365	7,429,460,978
Net Assets:
Beginning of period	7,429,460,978	--
End of period (including undistributed net investment income of $9,637 and $94,719, respectively)	$8,415,299,343	$7,429,460,978

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Government Reserves Fund

	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$97,134,098	$29,203,016
Distributions to Shareholders:
Distributions from net investment income	(97,204,732)	(29,035,806)
Share Transactions:
Proceeds from sale of shares	5,270,937,621	9,261,068,939
Net asset value of shares issued to shareholders in payment of distributions declared	97,206,953	29,011,414
Cost of shares redeemed	(4,834,522,994)	(3,039,425,558)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	533,621,580	6,250,654,795
Change in net assets	533,550,946	6,250,822,005
Net Assets:
Beginning of period	6,250,822,005	--
End of period (including undistributed net investment income of $96,576 and $167,210, respectively)	$6,784,372,951	$6,250,822,005

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Municipal Trust

	Six Months Ended (unaudited) 1/31/2006	Period Ended 7/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,175,250	$1,579,978
Distributions to Shareholders:
Distributions from net investment income	(4,174,583)	(1,572,414)
Share Transactions:
Proceeds from sale of shares	274,351,279	569,474,133
Net asset value of shares issued to shareholders in payment of distributions declared	4,174,639	1,556,745
Cost of shares redeemed	(266,019,470)	(128,523,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,506,448	442,507,401
Change in net assets	12,507,115	442,514,965
Net Assets:
Beginning of period	442,514,965	--
End of period (including undistributed net investment income of $8,231 and $7,564, respectively)	$455,022,080	$442,514,965

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Interest income from the investments of Federated Municipal Trust may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Federated Capital Reserves Fund
	Six Months Ended 1/31/2006	Period Ended 7/31/2005	[1]
Shares sold	2,021,544,225	8,283,897,365
Shares issued to shareholders in payment of distributions declared	118,882,520	39,897,967
Shares redeemed	(1,154,503,298)	(894,429,073)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	985,923,447	7,429,366,259

Federated Government Reserves Fund
	Six Months Ended 1/31/2006	Period Ended 7/31/2005	[1]
Shares sold	5,270,937,621	9,261,068,939
Shares issued to shareholders in payment of distributions declared	97,206,953	29,011,414
Shares redeemed	(4,834,522,994)	(3,039,425,558)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	533,621,580	6,250,654,795

Federated Municipal Trust
	Six Months Ended 1/31/2006	Period Ended 7/31/2005	[1]
Shares sold	274,351,279	569,474,133
Shares issued to shareholders in payment of distributions declared	4,174,639	1,556,745
Shares redeemed	(266,019,470)	(128,523,477)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,506,448	442,507,401

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.30% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 7,572,404
Federated Government Reserves Fund	$5,978,071
Federated Municipal Trust	$ 569,575

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund.

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$3,969,979
Federated Government Reserves Fund	$3,294,479
Federated Municipal Trust	$ 221,271

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2006, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

Each Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of each Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, each Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Funds.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2006, Federated Municipal Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $199,800,000 and $290,285,000, respectively.

5. CONCENTRATION OF CREDIT RISK

A substantial part of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of a Fund. During its review of the contract, the Board considered several factors, among the most material of which are: a Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of a Fund (including estimates for near-term growth of a Fund); the design and positioning of a Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to a Fund and its shareholders by the Federated organization in addition to investment advisory services; and a Fund's relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to a Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of the Funds' advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to a Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, and they are readily available to potential investors in a Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which a Fund would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as a Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a Fund, are essentially impossible to apply before a Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to a Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage a Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

34453 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund

Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.022	0.009	0.013	0.021	0.054
Net realized and unrealized gain on investments	--		--	--	--	0.001	--
TOTAL FROM INVESTMENT OPERATIONS	0.018		0.022	0.009	0.013	0.022	0.054
Less Distributions:
Distributions from net investment income	(0.018)		(0.022)	(0.009)	(0.013)	(0.021)	(0.054)
Distributions from net realized gain on investments	--		--	--	--	(0.001)	--
TOTAL DISTRIBUTIONS	(0.018)		(0.022)	(0.009)	(0.013)	(0.022)	(0.054)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.86%		2.17%	0.89%	1.26%	2.22%	5.61%

Ratios to Average Net Assets:
Net expenses	0.20	% [2]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.67	% [2]	2.15%	0.88%	1.25%	2.16%	5.36%
Expense waiver/reimbursement [3]	0.34	% [2]	0.34%	0.35%	0.34%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,269,732		$1,206,111	$1,159,503	$1,521,953	$1,798,217	$2,280,317

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period	[1]
Actual	$1,000	$1,018.60	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	106.3%
Other Assets and Liabilities--Net [2]	(6.3%)
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.0%
8-30 Days	44.1%
31-90 Days	31.5%
91-180 Days	2.2%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	(6.3%)
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--106.3%
$92,000,000	[1]	Federal Farm Credit System Discount Notes, 3.790% - 4.310%, 2/22/2006 - 2/28/2006	$91,762,787
971,130,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.280% - 4.480%, 2/1/2006 - 4/6/2006	971,037,400
20,600,000		Federal Farm Credit System Notes, 2.500% - 4.900%, 3/15/2006 - 10/20/2006	20,576,601
1,789,100,000	[1]	Federal Home Loan Bank System Discount Notes, 4.160% - 4.475%, 2/1/2006 - 4/28/2006	1,783,381,500
254,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.150% - 4.404%, 2/2/2006 - 3/29/2006	253,925,904
341,450,000		Federal Home Loan Bank System Notes, 2.000% - 5.910%, 2/13/2006 - 2/16/2007	340,333,947
200,000		Student Loan Marketing Association Note, 5.250%, 3/15/2006	200,184
75,000,000	[1]	Tennessee Valley Authority Discount Notes, 4.348%, 3/9/2006	74,673,900
		TOTAL INVESTMENTS--106.3% (AT AMORTIZED COST) [3]	3,535,892,223
		OTHER ASSETS AND LIABILITIES - NET--(6.3)%	(208,786,579)
		TOTAL NET ASSETS--100%	$3,327,105,644

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represent cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,535,892,223
Cash		718,823
Income receivable		8,107,970
Receivable for shares sold		456,089
TOTAL ASSETS		3.545,175,105
Liabilities:
Payable for investments purchased	$208,926,940
Payable for shares redeemed	7,644
Payable for Directors'/Trustees' fees	3,485
Payable for shareholder services fee (Note 4)	434,652
Income distribution payable	8,649,578
Accrued expenses	47,162
TOTAL LIABILITIES		218,069,461
Net assets for 3,327,074,556 shares outstanding		$3,327,105,644
Net Assets Consist of:
Paid-in capital		$3,327,083,934
Undistributed net investment income		21,710
TOTAL NET ASSETS		$3,327,105,644
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,269,731,940 ÷ 1,269,758,097 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,057,373,704 ÷ 2,057,316,459 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$63,414,499
Expenses:
Investment adviser fee (Note 4)		$3,268,630
Administrative personnel and services fee (Note 4)		1,302,816
Custodian fees		68,222
Transfer and dividend disbursing agent fees and expenses		24,384
Directors'/Trustees' fees		11,969
Auditing fees		7,995
Legal fees		3,200
Portfolio accounting fees		88,813
Shareholder services fee--Institutional Shares (Note 4)		1,645,512
Shareholder services fee--Institutional Service Shares (Note 4)		2,439,753
Share registration costs		20,707
Printing and postage		5,650
Insurance premiums		14,230
Miscellaneous		15,528
TOTAL EXPENSES		8,917,409
Waivers (Note 4):
Waiver of investment adviser fee	$(1,425,964)
Waiver of administrative personnel and services fee	(57,468)
Waiver of shareholder services fee--Institutional Shares	(1,645,512)
TOTAL WAIVERS		(3,128,944)
Net expenses			5,788,465
Net investment income			$57,626,034

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,626,034	$57,198,420
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(24,164,479)	(24,544,085)
Institutional Service Shares	(33,455,838)	(32,638,685)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,620,317)	(57,182,770)
Share Transactions:
Proceeds from sale of shares	6,369,117,551	8,879,726,436
Proceeds from shares issued in connection with tax-free merger of assets from the Trust for Government Cash Reserves	84,754,065	--
Net asset value of shares issued to shareholders in payment of distributions declared	14,866,543	16,250,172
Cost of shares redeemed	(6,145,625,194)	(8,808,500,655)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	323,112,965	87,475,953
Change in net assets	323,118,682	87,491,603
Net Assets:
Beginning of period	3,003,986,962	2,916,495,359
End of period (including undistributed net investment income of $21,710 and $15,993, respectively)	$3,327,105,644	$3,003,986,962

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from the Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of the Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
84,754,065	$84,754,065	$3,211,157,912	$84,754,065	$3,295,911,977

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its shares transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,347,013,106	$3,347,022,484	4,281,102,291	$4,281,102,291
Shares issued in connection with tax-free merger of assets from the Trust for Government Cash Reserves	84,754,065	84,754,065	--	--
Shares issued to shareholders in payment of distributions declared	7,201,625	7,201,625	6,541,528	6,541,528
Shares redeemed	(3,375,340,570)	(3,375,340,570)	(4,241,037,779)	(4,241,037,779)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	63,628,226	$63,637,604	46,606,040	$46,606,040

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,022,095,067	$3,022,095,067	4,598,624,145	$4,598,624,145
Shares issued to shareholders in payment of distributions declared	7,664,918	7,664,918	9,708,644	9,708,644
Shares redeemed	(2,770,284,624)	(2,770,284,624)	(4,567,462,876)	(4,567,462,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	259,475,361	$259,475,361	40,869,913	$40,869,913
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	323,103,587	$323,112,965	87,475,953	$87,475,953

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $1,425,964 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $1,645,512 of its fee. For the six months ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

34481 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2006		2005	2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.018	0.009		0.012	0.018	0.038
Net realized and unrealized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.018	0.009		0.012	0.018	0.038
Less Distributions:
Distributions from net investment income	(0.013)		(0.018)	(0.009)		(0.012)	(0.018)	(0.038)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.35%		1.82%	0.94%		1.25%	1.79%	3.88%

Ratios to Average Net Assets:
Net expenses	0.18	% [3]	0.18%	0.18%		0.18%	0.18%	0.18%
Net investment income	2.64	% [3]	1.85%	0.94%		1.19%	1.68%	3.80%
Expense waiver/reimbursement [4]	0.12	% [3]	0.13%	0.12%		0.12%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,794,041		$3,040,759	$2,144,468		$1,570,532	$856,839	$391,269

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,013.50	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.92

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	85.7%
Municipal Notes	11.4%
Commercial Paper	2.5%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	69.1%	Prime-1	95.8%
A-1	25.3%
A-2	2.9%	Prime-2	0.7%
Not rated by S&P	2.3%	Not rated by Moody's	3.1%
Other Assets and Liabilities--Net [2]	0.4%	Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At January 31, 2006, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.5%
8-30 Days	2.3%
31-90 Days	1.9%
91-180 Days	3.9%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Alabama--1.8%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.110%, 2/2/2006	$4,500,000
8,110,000		Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	8,110,000
4,230,000		Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	4,230,000
7,000,000		Birmingham, AL, Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.030%, 2/1/2006	7,000,000
1,715,000		Calhoun County, AL, Economic Development Council, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.250%, 2/1/2006	1,715,000
7,600,000		Columbia, AL, IDB, PCR (1995 Series D), Daily VRDNs (Alabama Power Co.), 3.120%, 2/1/2006	7,600,000
17,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/ (Nucor Corp. GTD), 3.100%, 2/1/2006	17,000,000
3,725,000		East Central, AL, Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	3,725,000
5,200,000		Jefferson County, AL, Sewer System (Series 2003 B-6 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ), 3.020%, 2/2/2006	5,200,000
4,175,000		Mobile, AL, Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	4,175,000
3,150,000		North Sumter, AL, Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	3,150,000
13,275,000		Talladega County, AL, Special Obligation, School Warrants (Series 2003), Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.050%, 2/2/2006	13,275,000
		TOTAL	79,680,000
		Alaska--1.0%
4,845,000	[3]	Alaska Industrial Development and Export Authority (MT-129), Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	4,845,000
3,750,000	[3]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,750,000
24,500,000		Valdez, AK, Marine Terminal (Series 1994A), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	24,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--continued
$6,015,000		Valdez, AK, Marine Terminal (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	$6,015,000
4,700,000		Valdez, AK, Marine Terminal (Series 2002), 3.03% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2006	4,700,000
		TOTAL	43,810,000
		Arizona--0.1%
975,000		Arizona Health Facilities Authority (Series 2005C), Weekly VRDNs (Banner Health)/(FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.000%, 2/1/2006	975,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.050%, 2/2/2006	1,675,000
		TOTAL	2,650,000
		Arkansas--2.0%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/ (Danske Bank A/S LOC), 3.120%, 2/2/2006	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/2/2006	5,130,000
14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	14,000,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.330%, 2/2/2006	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.140%, 2/2/2006	7,100,000
		TOTAL	86,430,000
		California--6.9%
17,000,000		California PCFA (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.040%, 2/1/2006	17,000,000
1,700,000		California PCFA (Series 1995A), Weekly VRDNs (Athens Disposal Co., Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.070%, 2/1/2006	1,700,000
2,325,000		California PCFA (Series 1995A), Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	2,325,000
1,610,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC), 3.170%, 2/1/2006	1,610,000
1,400,000		California PCFA (Series 1997B), Weekly VRDNs (Burrtec Waste Industries, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	1,400,000
1,130,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank - California LOC), 3.120%, 2/1/2006	1,130,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,400,000		California PCFA (Series 1999A), Weekly VRDNs (Atlas Disposal Industries LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.070%, 2/1/2006	$2,400,000
2,305,000		California PCFA (Series 1999A), Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.070%, 2/1/2006	2,305,000
2,205,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/ (Comerica Bank - California LOC), 3.120%, 2/1/2006	2,205,000
1,550,000		California PCFA (Series 2000A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	1,550,000
4,475,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank - California LOC), 3.120%, 2/1/2006	4,475,000
2,000,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC), 3.170%, 2/1/2006	2,000,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	1,550,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	5,000,000
2,705,000		California PCFA (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America, N.A. LOC), 3.070%, 2/1/2006	2,705,000
2,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.110%, 2/2/2006	2,000,000
1,740,000		California PCFA (Series 2002), Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.070%, 2/1/2006	1,740,000
6,200,000		California PCFA (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	6,200,000
4,000,000		California PCFA (Series 2002A), Weekly VRDNs (Norcal Waste Systems, Inc.)/ (Bank of America, N.A. LOC), 3.070%, 2/1/2006	4,000,000
2,600,000		California PCFA (Series 2002A), Weekly VRDNs (SANCO Services LP)/ (Union Bank of California LOC), 3.170%, 2/1/2006	2,600,000
4,615,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/ (Comerica Bank - California LOC), 3.120%, 2/1/2006	4,615,000
2,825,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank - California LOC), 3.120%, 2/1/2006	2,825,000
4,400,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.110%, 2/2/2006	4,400,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America, N.A. LOC), 3.110%, 2/2/2006	2,000,000
9,000,000	[3]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/ (Lehman Brothers Holdings, Inc. SWP), 3.130%, 2/1/2006	9,000,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank, N.A. LOC), 3.110%, 2/2/2006	2,000,000
3,965,000		California PCFA (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	3,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,705,000		California PCFA (Series 2004A), Weekly VRDNs (MarBorg Industries)/ (Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	$3,705,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	7,280,000
5,000,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC), 3.170%, 2/1/2006	5,000,000
3,170,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank LOC), 3.120%, 2/1/2006	3,170,000
6,150,000		California PCFA (Series 2006A), Weekly VRDNs (Burrtec Waste Group, Inc.)/ (U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	6,150,000
3,075,000		California PCFA (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/ (Comerica Bank LOC), 3.120%, 2/1/2006	3,075,000
10,450,000		California State Department of Water Resources Power Supply Program (Series 2002 B-2), Daily VRDNs (BNP Paribas SA LOC), 3.120%, 2/1/2006	10,450,000
17,600,000		California State Department of Water Resources Power Supply Program (Series 2005G-2), 3.15% TOBs (Lloyds TSB Bank PLC, London LOC), Optional Tender 2/2/2006	17,600,000
53,515,000	[3]	California State (Series 2005 SGB 62), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.050%, 2/2/2006	53,515,000
70,000,000		California State, 4.50% RANs, 6/30/2006	70,420,347
7,000,000	[3]	California State, Veterans Bonds ROCs (Series 438CE), Weekly VRDNs (Citibank, N.A., New York LIQ)/(Citibank, N.A., New York LOC), 3.100%, 2/2/2006	7,000,000
2,500,000	[3]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.080%, 2/2/2006	2,500,000
2,680,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC), 3.150%, 2/1/2006	2,680,000
6,000,000		California Statewide Communities Development Authority (Series 2004M), Weekly VRDNs (Kaiser Permanente), 3.030%, 2/1/2006	6,000,000
435,000		Los Angeles County, CA, IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC), 3.150%, 2/1/2006	435,000
9,200,000		Santa Clara County, CA, Housing Authority (Series 2005B: Timberwood Apartments), Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California LOC), 3.130%, 2/2/2006	9,200,000
		TOTAL	302,880,347
		Colorado--2.5%
59,975,000	[3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.130%, 2/1/2006	59,975,000
5,500,000	[3]	Denver, CO, City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--continued
$25,100,000		Denver, CO, City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Bayerische Landesbank GTD LIQ), 3.050%, 2/1/2006	$25,100,000
14,660,000	[3]	Denver, CO, City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.060%, 2/1/2006	14,660,000
6,300,000		Traer Creek Metropolitan District, CO (Series 2004), Weekly VRDNs (BNP Paribas SA LOC), 3.070%, 2/1/2006	6,300,000
		TOTAL	111,535,000
		Connecticut--0.4%
500,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.000%, 2/1/2006	500,000
4,000,000		Connecticut State HEFA (Series 2004-B), Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC), 3.030%, 2/2/2006	4,000,000
13,200,000		Connecticut State HEFA (Series F), Daily VRDNs (Quinnipiac University)/ (Radian Asset Assurance INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	13,200,000
165,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(WestLB AG GTD LIQ), 3.050%, 2/1/2006	165,000
165,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.050%, 2/1/2006	165,000
1,000,000		Hartford, CT, Redevelopment Authority, Weekly VRDNs (Underwood Towers)/ (FSA INS)/(Societe Generale, Paris LIQ), 2.990%, 2/2/2006	1,000,000
		TOTAL	19,030,000
		District of Columbia--1.0%
27,000,000	[3]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	27,000,000
13,000,000	[3]	District of Columbia HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.170%, 2/2/2006	13,000,000
270,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.020%, 2/1/2006	270,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.120%, 2/2/2006	4,100,000
		TOTAL	44,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--2.8%
$10,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.030%, 2/2/2006	$10,000,000
30,000,000		Charlotte County, FL, (Series 2003A), Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America, N.A. LIQ), 3.020%, 2/2/2006	30,000,000
5,420,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.190%, 2/2/2006	5,420,000
10,865,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.140%, 2/2/2006	10,865,000
2,700,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	2,700,000
6,500,000		Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.130%, 2/1/2006	6,500,000
7,835,000	[3]	Hillsborough County, FL, Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	7,835,000
11,280,000	[3]	Hillsborough County, FL, Port District (MT-101), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen GTD LIQ), 3.100%, 2/2/2006	11,280,000
9,210,000		Manatee County, FL, PCR Refunding Bonds (Series 1994), Daily VRDNs (Florida Power & Light Co.), 3.050%, 2/1/2006	9,210,000
5,345,000	[3]	Miami-Dade County, FL, Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,345,000
7,635,000	[3]	Miami-Dade County, FL, HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	7,635,000
15,000,000		Miami-Dade County, FL, Water & Sewer Authority (Series 2005), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.020%, 2/2/2006	15,000,000
		TOTAL	121,790,000
		Georgia--1.4%
3,500,000	[3]	Atlanta, GA, Airport General Revenue (PA 926R), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,500,000
11,435,000		Burke County, GA, Development Authority (Series 2000), Daily VRDNs (Oglethorpe Power Corp.)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/1/2006	11,435,000
2,970,000		Clayton County, GA, Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs (Ashton Forest Park LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.130%, 2/2/2006	2,970,000
9,000,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	9,000,000
6,150,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.450%, 2/2/2006	6,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$800,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC), 3.090%, 2/2/2006	$800,000
4,810,000	[3]	Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%, 2/2/2006	4,810,000
20,550,000		Municipal Electric Authority of Georgia (Series 1985A), Project 1, 3.05% CP (J.P. Morgan Chase Bank, N.A. LOC), Mandatory Tender 2/7/2006	20,550,000
2,600,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/ (Bank of America, N.A. LOC), 3.070%, 2/2/2006	2,600,000
		TOTAL	61,815,000
		Hawaii--0.1%
340,000	[3]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	340,000
2,215,000	[3]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,215,000
		TOTAL	2,555,000
		Illinois--4.5%
5,000,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.120%, 2/1/2006	5,000,000
8,050,000	[3]	Chicago, IL, O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	8,050,000
1,065,000	[3]	Chicago, IL, O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	1,065,000
6,155,000	[3]	Chicago, IL, O'Hare International Airport (PT-2718), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	6,155,000
7,000,000	[3]	Chicago, IL, O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.100%, 2/2/2006	7,000,000
9,995,000	[3]	Chicago, IL, O'Hare International Airport (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	9,995,000
5,200,000	[3]	Chicago, IL, O'Hare International Airport, ROCS (Series 239), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	5,200,000
25,000,000		Chicago, IL, Wastewater Transmission (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.080%, 2/2/2006	25,000,000
1,450,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.130%, 2/1/2006	1,450,000
6,200,000		Chicago, IL, (Series 2005D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.020%, 2/2/2006	6,200,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	10,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$5,935,000	[3]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.100%, 2/2/2006	$5,935,000
515,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	515,000
3,400,000		Harvey, IL, Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC), 3.170%, 2/2/2006	3,400,000
2,495,000		Huntley, IL, Industrial Development Revenue (Series 1999), Weekly VRDNs (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.090%, 2/1/2006	2,495,000
1,500,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	1,500,000
5,225,000		Illinois Development Finance Authority, IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.170%, 2/2/2006	5,225,000
2,940,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.070%, 2/1/2006	2,940,000
3,330,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/1/2006	3,330,000
20,435,000		Illinois Development Finance Authority (Series B), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.050%, 2/1/2006	20,435,000
37,400,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.030%, 2/1/2006	37,400,000
28,500,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 2/1/2006	28,500,000
550,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.060%, 2/1/2006	550,000
		TOTAL	197,840,000
		Indiana--4.4%
17,540,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	17,670,836
500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.130%, 2/2/2006	500,000
1,080,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,080,000
8,700,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	8,700,000
3,200,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/ (Wachovia Bank, N.A. LOC), 3.080%, 2/1/2006	3,200,000
1,875,000	[3]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,875,000
20,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$8,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2005H), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.020%, 2/2/2006	$8,000,000
5,135,000	[3]	Indianapolis, IN, Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC), 3.150%, 2/2/2006	3,400,000
3,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.100%, 2/2/2006	3,100,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.270%, 2/2/2006	5,000,000
7,265,000	[3]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	7,265,000
1,510,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC), 3.200%, 2/2/2006	1,510,000
3,060,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC), 3.150%, 2/2/2006	3,060,000
170,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006	170,000
4,571,000		Southwest Allen County, IN, Metropolitan School District, 4.00% TANs, 12/29/2006	4,589,002
8,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	8,000,000
49,500,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	49,500,000
5,300,000		Whiting, IN, Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	5,300,000
34,800,000		Whiting, IN, Environmental Facilities Revenue (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	34,800,000
2,200,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,200,000
		TOTAL	194,054,838
		Iowa--0.5%
24,100,000		Iowa Finance Authority (Series 2005 A-2), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	24,100,000
		Kansas--0.2%
7,233,000	[3]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	7,233,000
3,675,000	[3]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,675,000
		TOTAL	10,908,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--1.0%
$4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/ (U.S. Bank, N.A. LOC), 3.100%, 2/2/2006	$4,900,000
905,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/2/2006	905,000
14,110,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 3.040%, 2/2/2006	14,110,000
11,995,000	[3]	Kenton County, KY, Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.140%, 2/2/2006	11,995,000
10,610,000		Kentucky EDFA (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	10,610,000
1,740,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 2/2/2006	1,740,000
		TOTAL	44,260,000
		Louisiana--2.6%
4,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, 2/2/2006	4,000,000
10,464,000	[3]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.170%, 2/2/2006	10,464,000
5,000,000		Lake Charles, LA, Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America, N.A. LOC), 3.170%, 2/2/2006	5,000,000
10,100,000		Lake Charles, LA, Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC), 3.100%, 2/1/2006	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	9,000,000
11,600,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.190%, 2/1/2006	11,600,000
39,475,000	[3]	Louisiana State Gas & Fuels (Series 2006 FR/RI-P5U), Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.080%, 2/1/2006	39,475,000
5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006	5,700,000
20,000,000		Tangipahoa Parish, LA, Hospital Service District No. 1 (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC), 3.050%, 2/2/2006	20,000,000
		TOTAL	115,339,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maine--0.3%
$2,425,000		Biddeford, ME, Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.090%, 2/1/2006	$2,425,000
8,525,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	8,525,000
4,135,000	[3]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,135,000
		TOTAL	15,085,000
		Maryland--0.7%
2,495,000	[3]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	2,495,000
4,585,000	[3]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	4,585,000
5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	5,850,000
6,035,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.090%, 2/1/2006	6,035,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/1/2006	4,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	750,000
5,730,000	[3]	Northeast, MD, Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ), 3.100%, 2/2/2006	5,730,000
		TOTAL	29,445,000
		Massachusetts--2.7%
18,750,000	[3]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs), 3.040%, 2/2/2006	18,750,000
7,000,000		Everett, MA, 4.00% BANs, 9/8/2006	7,039,925
7,500,000	[3]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.050%, 2/1/2006	7,500,000
1,000,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/ (Bank of America, N.A. LOC), 3.050%, 2/1/2006	1,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 3.150%, 2/2/2006	4,500,000
130,000		Massachusetts State Development Finance Agency (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC), 3.020%, 2/2/2006	130,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$1,300,000		Massachusetts State Development Finance Agency (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.020%, 2/1/2006	$1,300,000
19,610,000	[3]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.020%, 2/1/2006	19,610,000
57,644,000	[3]	Massachusetts Water Resources Authority, Floater Certificates (Series 2002-742D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006	57,644,000
		TOTAL	117,473,925
		Michigan--1.4%
6,000,000	[3]	Grand Rapids & Kent County, MI, Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.050%, 2/1/2006	6,000,000
14,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.090%, 2/1/2006	14,300,000
3,000,000		Michigan State Housing Development Authority (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.100%, 2/1/2006	3,000,000
6,404,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(Federal Home Loan Bank of Indianapolis LOC), 3.100%, 2/2/2006	6,404,000
25,000,000		Michigan State (2006 Series A), 4.50% TRANs, 9/29/2006	25,198,328
4,985,000	[3]	Wayne County, MI, Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/ (Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	4,985,000
		TOTAL	59,887,328
		Minnesota--2.2%
25,000,000	[3]	Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.380%, 2/2/2006	25,000,000
18,000,000	[3]	Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.230%, 2/1/2006	18,000,000
2,800,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,800,000
6,440,000	[3]	Dakota County & Washington County MN, Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,440,000
3,865,000		Dakota County, MN, Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.120%, 2/3/2006	3,865,000
2,845,000		Hennepin County, MN, Housing and Redevelopment Authority, Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 3.090%, 2/2/2006	2,845,000
1,550,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$3,140,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	$3,140,000
5,220,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	5,220,000
8,975,000	[3]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006	8,975,000
1,800,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/3/2006	1,800,000
6,690,000		Ramsey County, MN, Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.120%, 2/3/2006	6,690,000
1,585,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,585,000
580,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.320%, 2/2/2006	580,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	2,250,000
5,800,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.150%, 2/3/2006	5,800,000
		TOTAL	96,540,000
		Mississippi--1.3%
10,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	10,000,000
2,350,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	2,350,000
3,690,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006	3,690,000
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006	3,415,000
1,580,000	[3]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	1,580,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.090%, 2/2/2006	7,500,000
5,205,000	[3]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	5,205,000
2,095,000	[3]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	2,095,000
3,125,000	[3]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.170%, 2/2/2006	3,125,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--continued
$9,790,000		Mississippi Regional Housing Authority No. II (Series 1998), 3.45% TOBs (Bradford Park Apartments)/(Amsouth Bank, N.A., Birmingham, AL LOC), Mandatory Tender 10/1/2006	$9,790,000
6,500,000		Mississippi Regional Housing Authority No. II (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	6,500,000
		TOTAL	55,250,000
		Missouri--3.3%
33,166,000	[3]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/ (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	33,166,000
4,000,000		Kansas City, MO, IDA (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.050%, 2/2/2006	4,000,000
32,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.070%, 2/2/2006	32,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.090%, 2/2/2006	20,000,000
7,750,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.110%, 2/2/2006	7,750,000
29,500,000		Missouri State HEFA (Series 2005C-2), Weekly VRDNs (SSM Healthcare)/ (FGIC INS)/(Bank of New York LIQ), 3.030%, 2/1/2006	29,500,000
3,600,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,600,000
1,975,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,975,000
11,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.220%, 2/2/2006	11,000,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC), 3.420%, 2/2/2006	1,000,000
		TOTAL	144,291,000
		Montana--0.4%
7,390,000	[3]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	7,390,000
4,060,000	[3]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	4,060,000
4,660,000	[3]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America, N.A. LIQ), 3.150%, 2/2/2006	4,660,000
		TOTAL	16,110,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--3.2%
$8,414,276	[3]	ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.300%, 2/1/2006	$8,414,276
4,485,500	[3]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC), 3.150%, 2/1/2006	4,485,500
5,600,000	[3]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	5,600,000
6,500,000	[3]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	6,500,000
7,000,000	[3]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.080%, 2/2/2006	7,000,000
25,499,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	25,499,000
33,620,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 3.220%, 2/2/2006	33,620,000
15,786,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	15,786,000
25,292,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.170%, 2/2/2006	25,292,000
4,775,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.170%, 2/2/2006	4,775,000
3,687,772	[3]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	3,687,772
		TOTAL	140,659,548
		Nebraska--0.5%
3,150,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	3,150,000
1,500,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006	1,500,000
8,150,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.100%, 2/1/2006	8,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--continued
$5,386,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ), 3.100%, 2/1/2006	$5,386,000
455,000	[3]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	455,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	5,200,000
		TOTAL	23,841,000
		Nevada--2.8%
12,500,000		Clark County, NV Industrial Development Revenue Board (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Bank of America, N.A. LOC), 3.100%, 2/1/2006	12,500,000
7,140,000		Clark County, NV (Series 1997A), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	7,535,000
70,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank GTD LIQ), 3.090%, 2/1/2006	70,000,000
12,700,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.090%, 2/1/2006	12,700,000
13,000,000	[3]	Washoe County, NV, Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.180%, 2/1/2006	13,000,000
		TOTAL	122,875,000
		New Hampshire--0.8%
1,107,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.170%, 2/1/2006	1,107,000
30,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 3.20% CP (New England Power Co.), Mandatory Tender 2/9/2006	30,000,000
1,330,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,330,000
950,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	950,000
		TOTAL	33,387,000
		New Jersey--1.8%
4,774,966		Harrison Township, NJ, 3.50% BANs, 3/27/2006	4,779,776
3,275,000		Mount Holly Township, NJ, 3.50% BANs, 3/22/2006	3,278,421
80,000		New Jersey EDA (Series 1998), Weekly VRDNs (Job Haines Home)/ (PNC Bank, N.A. LOC), 3.000%, 2/1/2006	80,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$910,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.030%, 2/3/2006	$910,000
3,475,000		New Jersey EDA (Series 2001), Weekly VRDNs (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living))/(Lloyds TSB Bank PLC, London LOC), 3.020%, 2/1/2006	3,475,000
5,400,000		New Jersey EDA (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/ (Wachovia Bank, N.A. LOC), 3.040%, 2/2/2006	5,400,000
8,500,000		New Jersey EDA, Lion's Gate (Series 2005C), Weekly VRDNs (SJF-CCRC, Inc.)/ (Citizens Bank of Pennsylvania LOC), 3.010%, 2/1/2006	8,500,000
19,760,000		New Jersey Health Care Facilities Financing Authority (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 3.020%, 2/2/2006	19,760,000
1,540,000		Salem County, NJ, Improvement Authority (Series 2004), Weekly VRDNs (Friends Home At Woodstown, Inc.)/(Bank of America, N.A. LOC), 2.990%, 2/2/2006	1,540,000
5,738,550		South Plainfield, NJ, 4.00% BANs, 9/27/2006	5,773,032
6,800,000		Stone Harbor, NJ, 3.50% BANs, 3/17/2006	6,807,755
6,700,000		Trenton, NJ, 3.75% BANs, 5/19/2006	6,714,299
8,875,000		Trenton, NJ, 4.50% BANs, 12/15/2006	8,953,929
4,387,222		Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006	4,389,498
		TOTAL	80,361,710
		New Mexico--2.0%
1,805,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	1,805,000
4,700,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006	4,700,000
19,414,000	[3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 3.220%, 2/2/2006	19,414,000
2,850,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.260%, 2/1/2006	2,850,000
55,644,496		New Mexico Mortgage Finance Authority (Series 2005), 4.293% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	55,644,496
1,230,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,230,000
3,050,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	3,050,000
1,450,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 3.40% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	1,450,000
		TOTAL	90,143,496
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--5.2%
$9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	$9,538,461
4,595,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL Capital Assurance Inc. INS)/ (Citibank, N.A., New York LIQ), 3.030%, 2/2/2006	4,595,000
81,600,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of America, N.A. and Citibank, N.A., New York LOCs), 3.070%, 2/1/2006	81,600,000
23,000,000		New York City, NY, Municipal Water Finance Authority (Fiscal 2006 Series AA-1), Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 3.070%, 2/1/2006	23,000,000
11,200,000		New York City, NY, Transitional Finance Authority (1999 Subseries A-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 2.980%, 2/1/2006	11,200,000
29,675,000	[3]	New York City, NY, Transitional Finance Authority (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	29,675,000
11,000,000	[3]	New York City, NY, Transitional Finance Authority (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	11,000,000
11,800,000		New York City, NY (2004 Series H-5), Weekly VRDNs (Dexia Credit Local LOC), 2.980%, 2/1/2006	11,800,000
18,975,000	[3]	New York City, NY (Series 2002 FR/RI-L17), Weekly VRDNs (CDC IXIS Financial Guaranty, N.A. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.050%, 2/1/2006	18,975,000
10,325,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A), Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ), 2.990%, 2/2/2006	10,325,000
10,800,000		Patchogue-Medford, NY, Union Free School District, 4.00% TANs, 6/22/2006	10,847,905
9,340,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 2.980%, 2/1/2006	9,340,000
		TOTAL	231,896,366
		North Carolina--1.4%
6,600,000		Cabarrus County, NC, Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank, N.A. LOC), 3.080%, 2/2/2006	6,600,000
2,840,000	[3]	Charlotte, NC, Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/ (BNP Paribas SA LIQ), 3.100%, 2/2/2006	2,840,000
4,230,000		Davie County, NC, Industrial Facilities & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	4,230,000
1,000,000		Guilford County, NC, Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.050%, 2/2/2006	1,000,000
2,000,000		Halifax County, NC, Industrial Facilities & PCFA (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC), 3.090%, 2/1/2006	2,000,000
2,000,000		Hertford County, NC, Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$4,575,000		Johnson County, NC, Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	$4,575,000
3,200,000		Mecklenberg County, NC, Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	3,200,000
8,000,000		Montgomery County, NC, Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.130%, 2/1/2006	8,000,000
4,435,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	4,435,000
2,635,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America, N.A. LOC), 3.020%, 2/2/2006	2,635,000
1,335,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	1,335,000
7,800,000	[3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), Weekly VRDNs (Wachovia Bank, N.A. LIQ)/(United States Treasury PRF 1/1/2022 @ 100), 3.060%, 2/1/2006	7,800,000
9,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3), Weekly VRDNs (AMBAC INS)/(Bank of America, N.A. LIQ), 3.070%, 2/2/2006	9,250,000
1,675,000	[3]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,675,000
65,000		Sampson County, NC, Industrial Facilities and PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank, N.A. LOC), 3.180%, 2/2/2006	65,000
1,300,000		Wilson County, NC, PCA (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	1,300,000
		TOTAL	62,940,000
		Ohio--2.6%
4,000,000		Akron, Bath & Copley, OH, Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006	4,000,000
3,925,000		Akron, Bath & Copley, OH, Joint Township (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.060%, 2/2/2006	3,925,000
5,875,000	[3]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	5,875,000
2,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America, N.A. LOC), 3.120%, 2/2/2006	2,000,000
15,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.070%, 2/2/2006	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,950,000		Hamilton, OH, MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.100%, 2/2/2006	$3,950,000
6,500,000		Knox County, OH (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank, Ohio LOC), 3.060%, 2/2/2006	6,500,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.320%, 2/2/2006	5,500,000
26,900,000		Ohio HFA (Series 2005D), Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.060%, 2/1/2006	26,900,000
1,705,000	[3]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	1,705,000
3,485,000	[3]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ), 3.140%, 2/2/2006	3,485,000
5,525,000	[3]	Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	5,525,000
23,175,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	23,175,000
5,195,000		Ohio Waste Development Authority Solid Waste (Series 2001), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	5,195,000
4,330,000		Ohio Waste Development Authority Solid Waste (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	4,330,000
		TOTAL	117,065,000
		Oklahoma--0.7%
5,650,000		Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.150%, 2/2/2006	5,650,000
18,211,146	[3]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.140%, 2/2/2006	18,211,146
6,000,000		Oklahoma Development Finance Authority (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	6,000,000
		TOTAL	29,861,146
		Oregon--0.4%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.170%, 2/2/2006	10,000,000
		TOTAL	18,500,000
		Pennsylvania--4.3%
1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.170%, 2/2/2006	1,000,000
13,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	13,043,817
1,162,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.150%, 2/1/2006	1,162,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$375,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC), 3.120%, 2/2/2006	$375,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.235%, 2/1/2006	10,000,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC NS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006	10,000,000
16,100,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank GTD, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG GTD LIQs), 3.080%, 2/2/2006	16,100,000
16,000,000		Philadelphia, PA, Airport System (Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	16,000,000
48,000,000		Philadelphia, PA, Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.100%, 2/1/2006	48,000,000
5,730,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Series 2002-C), Daily VRDNs (Children's Hospital of Philadelphia)/ (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.050%, 2/1/2006	5,730,000
15,600,000		Southcentral PA, General Authority (Series 2005A), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank, N.A., New York LIQ), 3.030%, 2/1/2006	15,600,000
		TOTAL	192,210,817
		Puerto Rico--0.8%
14,990,000	[3]	Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty, N.A. INS and Dexia Credit Local LIQs), Optional Tender 10/12/2006	14,990,000
21,595,000	[3]	Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.030%, 2/2/2006	21,595,000
		TOTAL	36,585,000
		Rhode Island--0.1%
3,710,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.150%, 2/2/2006	3,710,000
1,960,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America, N.A. LOC), 3.120%, 2/1/2006	1,960,000
		TOTAL	5,670,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--3.2%
$19,950,000		Berkeley County, SC, Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	$19,950,000
17,880,000		Berkeley County, SC, Exempt Facility Industrial Development (Series 1998), Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.160%, 2/1/2006	17,880,000
20,000,000		Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	20,000,000
18,800,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	18,800,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	5,600,000
13,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.100%, 2/1/2006	13,000,000
10,000,000	[3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ), 3.070%, 2/2/2006	10,000,000
2,100,000	[3]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	2,100,000
1,830,000		South Carolina, EDA, Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank, N.A. LOC), 3.130%, 2/3/2006	1,830,000
1,700,000		South Carolina, EDA, Weekly VRDNs (Lorraine Linens)/(Wachovia Bank, N.A. LOC), 3.180%, 2/3/2006	1,700,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/ (Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
150,000		South Carolina, EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank, N.A. LOC), 3.350%, 2/1/2006	150,000
2,300,000		South Carolina, EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.150%, 2/1/2006	2,300,000
900,000		South Carolina, EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.120%, 2/2/2006	900,000
18,000,000		South Carolina, EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank, N.A. LOC), 3.030%, 2/2/2006	18,000,000
6,000,000		South Carolina, EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.070%, 2/2/2006	6,000,000
1,600,000		York County, SC, IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC), 3.200%, 2/3/2006	1,600,000
		TOTAL	140,110,000
		South Dakota--0.1%
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ), 3.050%, 2/2/2006	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--2.2%
$4,850,000		Dickson, TN, Health and Educational Facilities Board, Autumn Park Apartments (Series 1999), Weekly VRDNs (Tennessee Partners XII LP)/(Regions Bank, Alabama LOC), 3.180%, 2/2/2006	$4,850,000
1,600,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.290%, 2/2/2006	1,600,000
14,000,000		Hendersonville, TN, IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	14,000,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	3,000,000
35,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.030%, 2/1/2006	35,000,000
20,000,000		Shelby County, TN, Health Education & Housing Facilities Board (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.040%, 2/2/2006	20,000,000
9,400,000		Shelby County, TN, Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.090%, 2/2/2006	9,400,000
200,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	200,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	845,000
7,000,000		Wilson County, TN, Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.230%, 2/2/2006	7,000,000
		TOTAL	95,895,000
		Texas--12.9%
14,840,000	[3]	Austin, TX, Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	14,840,000
4,980,000	[3]	Bexar County, TX, Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC), 3.150%, 2/2/2006	4,980,000
2,000,000		Brazos River Authority, TX (Series 2001 D-1), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.070%, 2/1/2006	2,000,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.100%, 2/1/2006	10,000,000
1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank, N.A. LOC), 3.100%, 2/1/2006	1,200,000
5,630,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank, N.A. LOC), 3.150%, 2/1/2006	5,630,000
14,615,000	[3]	Dallas, TX, Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC), 3.150%, 2/2/2006	14,615,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$9,000,000	[3]	Dallas-Fort Worth, TX, International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	$9,000,000
2,880,000	[3]	Dallas-Fort Worth, TX, International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	2,880,000
3,915,000	[3]	Dallas-Fort Worth, TX, International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	3,915,000
4,995,000	[3]	Dallas-Fort Worth, TX, International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.090%, 2/2/2006	4,995,000
7,150,000	[3]	Dallas-Fort Worth, TX, International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.090%, 2/2/2006	7,150,000
3,000,000	[3]	Dallas-Fort Worth, TX, International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	3,000,000
21,440,000	[3]	Dallas-Fort Worth, TX, International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS and Bank of New York LIQs), 3.170%, 2/2/2006	21,440,000
3,400,000		DeSoto, TX, Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.090%, 2/2/2006	3,400,000
25,000,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.160%, 2/1/2006	25,000,000
28,350,000		Gulf Coast, TX, Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	28,350,000
23,800,000		Gulf Coast, TX, Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	23,800,000
25,400,000		Gulf Coast, TX, Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	25,400,000
32,700,000		Gulf Coast, TX, Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	32,700,000
24,525,000		Gulf Coast, TX, Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	24,525,000
22,900,000		Gulf Coast, TX, Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	22,900,000
15,000,000		Gulf Coast, TX, Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.160%, 2/1/2006	15,000,000
18,300,000		Gulf Coast, TX, Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.160%, 2/1/2006	18,300,000
19,450,000		Gulf Coast, TX, Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	19,450,000
6,000,000		Gulf Coast, TX, Waste Disposal Authority (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	6,000,000
15,350,000		Gulf Coast, TX, Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006	15,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,300,000		Gulf Coast, TX, Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	$6,300,000
7,800,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	7,800,000
7,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.120%, 2/1/2006	7,000,000
2,000,000		Harris County, TX, Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	2,000,000
9,575,000	[3]	Houston, TX, Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	9,575,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America, N.A. LOC), 3.070%, 2/2/2006	3,500,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.120%, 2/1/2006	15,000,000
2,845,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006	2,845,000
10,170,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 1/24/2007	10,170,000
7,000,000	[3]	San Antonio, TX, Independent School District (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006	7,000,000
10,000,000	[3]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006	10,000,000
3,000,000	[3]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%, 2/2/2006	3,000,000
4,500,000	[3]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	4,500,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.050%, 2/2/2006	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.130%, 2/2/2006	13,400,000
7,866,000	[3]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 2.87% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/9/2006	7,866,000
3,495,000	[3]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,495,000
73,000,000		Texas State (Series 2005), 4.50% TRANs, 8/31/2006	73,563,005
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$4,100,000		Waco, TX, IDC, (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank, N.A., Birmingham, AL LOC), 3.290%, 2/2/2006	$4,100,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.080%, 2/1/2006	3,850,000
		TOTAL	570,784,005
		Utah--0.0%
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC), 3.120%, 2/2/2006	1,500,000
		Vermont--0.3%
5,625,000	[3]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006	5,625,000
4,290,000	[3]	Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	4,290,000
3,550,000	[3]	Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	3,550,000
		TOTAL	13,465,000
		Virginia--2.3%
25,500,000		Fairfax County, VA, IDA (Series 2005A-1), Weekly VRDNs (Inova Health System), 3.020%, 2/1/2006	25,500,000
33,800,000		Halifax, VA, IDA, MMMs, PCR (Series 1992), 3.27% CP (Virginia Electric & Power Co.), Mandatory Tender 3/9/2006	33,800,000
5,000,000	[3]	Harrisonburg, VA, Redevelopment & Housing Authority (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	5,000,000
4,000,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank, N.A., New York LOC), 3.070%, 2/1/2006	4,000,000
7,750,000		Henrico County, VA, EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.030%, 2/2/2006	7,750,000
5,935,000	[3]	Metropolitan Washington, DC, Airports Authority (MT-108), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.100%, 2/2/2006	5,935,000
4,480,000		Newport News, VA, Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006	4,480,000
4,540,000		Portsmouth, VA, Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006	4,540,000
3,000,000		Virginia Beach, VA, Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.030%, 2/1/2006	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$6,500,000	[3]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	$6,500,000
2,600,000		Winchester, VA, IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank, N.A. LOC), 3.130%, 2/2/2006	2,600,000
		TOTAL	103,105,000
		Washington--3.3%
6,990,000	[3]	Chelan County, WA, Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	6,990,000
16,800,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.020%, 2/1/2006	16,800,000
5,196,000	[3]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.080%, 2/2/2006	5,196,000
24,000,000		Issaquah Community Properties, WA (Series 2001B), Weekly VRDNs (Bank of America, N.A. LOC), 3.070%, 2/2/2006	24,000,000
9,000,000		Pierce County, WA, Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America, N.A. LOC), 3.300%, 2/2/2006	9,000,000
4,555,000		Port of Pasco, WA, Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.140%, 2/2/2006	4,555,000
2,495,000	[3]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.110%, 2/2/2006	2,495,000
8,425,000		Port of Seattle, WA (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.090%, 2/1/2006	8,425,000
7,650,000	[3]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	7,650,000
3,955,000	[3]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/ (Wachovia Bank, N.A. LIQ), 3.110%, 2/1/2006	3,955,000
4,450,000	[3]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.100%, 2/2/2006	4,450,000
4,320,000	[3]	Port of Seattle, WA (PT-850), 3.13% TOBs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/17/2006	4,320,000
2,420,000		Seattle, WA, Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006	2,420,000
11,550,000		Seattle, WA, Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America, N.A. LOC), 3.100%, 2/2/2006	11,550,000
11,745,000	[3]	Spokane, WA, Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 11/9/2006	11,745,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America, N.A. LOC), 3.100%, 2/1/2006	5,500,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank, N.A. LOC), 3.220%, 2/2/2006	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$5,600,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.100%, 2/1/2006	$5,600,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.100%, 2/2/2006	5,350,000
4,600,000		Washington State Housing Finance Commission (Series 2005A: Park Vista), Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America, N.A. LOC), 3.200%, 2/1/2006	4,600,000
		TOTAL	145,601,000
		West Virginia--1.0%
1,045,000		Berkeley County, WV, County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.130%, 2/1/2006	1,045,000
9,000,000		Grant County, WV, County Commission, PCRB (Series 1994), 3.20% CP (Virginia Electric & Power Co.), Mandatory Tender 2/9/2006	9,000,000
15,100,000		Marion County, WV, County Commission (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.080%, 2/1/2006	15,100,000
3,300,000		Marion County, WV, County Commission (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.110%, 2/1/2006	3,300,000
15,800,000		West Virginia Public Energy Authority (1989 Series A), 3.15% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 3/7/2006	15,800,000
		TOTAL	44,245,000
		Wisconsin--2.2%
11,700,000		Appleton, WI, Redevelopment Authority (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(J.P. Morgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 3.050%, 2/1/2006	11,700,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.270%, 2/2/2006	9,500,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.130%, 2/1/2006	800,000
2,075,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.200%, 2/2/2006	2,075,000
2,300,000		Milwaukee, WI (Series 1997), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 6/1/2006	2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 2/2/2006	1,000,000
17,800,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	17,800,000
25,000,000		Wisconsin Housing & EDA (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.060%, 2/2/2006	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.060%, 2/1/2006	$5,000,000
17,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	17,500,000
3,200,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.060%, 2/1/2006	3,200,000
3,435,000	[3]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank, N.A., New York LIQ), 3.100%, 2/2/2006	3,435,000
		TOTAL	99,310,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	4,401,140,526
		OTHER ASSETS AND LIABILITIES - NET--0.4%	19,472,420
		TOTAL NET ASSETS--100%	$4,420,612,946
Securities that are subject to the federal alternative minimum tax (AMT) represent 60.7% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.0%	3.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $1,240,118,694 which represents 28.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$4,401,140,526
Cash		329,396
Income receivable		20,919,258
Receivable for shares sold		1,112,647
TOTAL ASSETS		4,423,501,827
Liabilities:
Payable for shares redeemed	$721,542
Payable for Directors'/Trustees' fees	2,427
Payable for shareholder services fee (Note 5)	212,429
Income distribution payable	1,888,822
Accrued expenses	63,661
TOTAL LIABILITIES		2,888,881
Net assets for 4,420,781,323 shares outstanding		$4,420,612,946
Net Assets Consist of:
Paid-in capital		$4,420,781,324
Accumulated net realized loss on investments		(167,530)
Distributions in excess of net investment income		(848)
TOTAL NET ASSETS		$4,420,612,946
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,794,040,882 ÷ 2,794,159,761 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$614,619,369 ÷ 614,657,210 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,011,952,695 ÷ 1,011,964,352 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$67,882,984
Expenses:
Investment adviser fee (Note 5)		$4,802,691
Administrative personnel and services fee (Note 5)		1,914,303
Custodian fees		104,248
Transfer and dividend disbursing agent fees and expenses		170,620
Directors'/Trustees' fees		11,745
Auditing fees		7,996
Legal fees		10,732
Portfolio accounting fees		92,690
Shareholder services fee--Institutional Service Shares (Note 5)		771,205
Shareholder services fee--Institutional Capital Shares (Note 5)		1,336,898
Share registration costs		87,784
Printing and postage		11,143
Insurance premiums		13,625
Miscellaneous		9,888
TOTAL EXPENSES		9,345,568
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,712,899)
Waiver of administrative personnel and services fee	(84,477)
Waiver of shareholder services fee--Institutional Capital Shares	(802,139)
Reimbursement of investment adviser fee	(8,519)
TOTAL WAIVERS AND REIMBURSEMENT		(3,608,034)
Net expenses			5,737,534
Net investment income			62,145,450
Net realized loss on investments			(138,942)
Change in net assets resulting from operations			$62,006,508

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,145,450	$64,788,270
Net realized gain (loss) on investments	(138,942)	20,299
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,006,508	64,808,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(41,201,164)	(47,775,366)
Institutional Service Shares	(7,408,177)	(7,591,909)
Institutional Capital Shares	(13,530,830)	(9,430,661)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,140,171)	(64,797,936)
Share Transactions:
Proceeds from sale of shares	23,698,431,112	38,273,423,295
Net asset value of shares issued to shareholders in payment of distributions declared	49,940,777	48,697,843
Cost of shares redeemed	(24,072,051,353)	(36,351,113,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(323,679,464)	1,971,007,934
Change in net assets	(323,813,127)	1,971,018,567
Net Assets:
Beginning of period	4,744,426,073	2,773,407,506
End of period (including distributions in excess of net investment income of ($848) and ($6,127), respectively)	$4,420,612,946	$4,744,426,073

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,443,420,042	$20,443,420,042	32,377,793,944	$32,377,793,944
Shares issued to shareholders in payment of distributions declared	31,189,736	31,189,736	34,837,487	34,837,487
Shares redeemed	(20,721,246,592)	(20,721,246,592)	(31,516,352,148)	(31,516,352,148)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(246,636,814)	$(246,636,814)	896,279,283	$896,279,283

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	941,040,095	$941,040,095	2,119,536,078	$2,119,536,078
Shares issued to shareholders in payment of distributions declared	6,347,807	6,347,807	6,196,601	6,196,601
Shares redeemed	(974,690,004)	(974,690,004)	(1,847,370,660)	(1,847,370,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(27,302,102)	$(27,302,102)	278,362,019	$278,362,019

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,313,970,975	$2,313,970,975	3,776,093,273	$3,776,093,273
Shares issued to shareholders in payment of distributions declared	12,403,234	12,403,234	7,663,755	7,663,755
Shares redeemed	(2,376,114,757)	(2,376,114,757)	(2,987,390,396)	(2,987,390,396)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(49,740,548)	$(49,740,548)	796,366,632	$796,366,632
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(323,679,464)	$(323,679,464)	1,971,007,934	$1,971,007,934

4. FEDERAL TAX INFORMATION

At July 31, 2005, the Fund had a capital loss carryforward of $28,588 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 646
2011	$ 204
2012	$ 7,099
2013	$20,639

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and /or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and /or reimbursement at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $2,712,899 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $802,139 of its fee. For the six months ended January 31, 2006, FSSC retained $1,663 of fees paid by the Fund.

For the six months ended January 31, 2006, the Fund's Institutional Shares did not incur a shareholders services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,800,044,000 and $5,998,524,000, respectively.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

34427 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2006		2005	2004	2003		2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019		0.022	0.010	0.014		0.023	0.056
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.019		0.022	0.010	0.014		0.023	0.056
Less Distributions:
Distributions from net investment income	(0.019)		(0.022)	(0.010)	(0.014)		(0.023)	(0.056)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	1.92%		2.24%	0.97%	1.36%		2.32%	5.74%

Ratios to Average Net Assets:
Net expenses	0.20	% [3]	0.20%	0.20%	0.20%		0.20%	0.20%
Net investment income	3.79	% [3]	2.19%	0.96%	1.34%		2.21%	5.32%
Expense waiver/ reimbursement [4]	0.33	% [3]	0.34%	0.34%	0.34%		0.34%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,680,396		$15,600,659	$16,519,436	$20,110,135		$20,707,206	$13,560,153

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period	[1]
Actual	$1,000	$1,019.20	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	43.2%
Variable Rate Instruments	33.8%
Bank Instruments	16.2%
Repurchase Agreements	7.1%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At January 31, 2006, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	68.0%	Prime-1	99.1%
A-1	31.2%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.1%	Not rated by Moody's	1.2%
Other Assets and Liabilities--Net [2]	(0.3)%	Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.0% do not have short-term ratings by either of these NRSROs.

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	50.0	% [5]
8-30 Days	25.7%
31-90 Days	16.6%
91-180 Days	3.8%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 34.1% of the Fund's portfolio.

Portfolio of Investments

January 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.3%
$50,991,348		Capital One Auto Finance Trust 2005-C, Class A1, 4.097%, 10/15/2006	$50,991,348
16,051,880		CarMax Auto Owner Trust 2005-2, Class A1, 3.803%, 9/15/2006	16,051,880
19,155,214		Ford Credit Auto Owner Trust 2005-C, Class A1, 3.950%, 6/15/2006	19,155,214
52,817,075		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.511%, 12/18/2006	52,817,075
31,937,560		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	31,937,560
4,770,524		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	4,770,524
27,982,344		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	27,982,344
33,546,923		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	33,546,923
65,015,098		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	65,015,098
		TOTAL	302,267,966
		Finance - Equipment--0.3%
29,070,772		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	29,034,895
23,238,823		GE Equipment Small Ticket LLC Series 2005-2, Class A1, 4.556%, 12/22/2006	23,238,823
9,926,909	[1]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	9,926,910
		TOTAL	62,200,628
		TOTAL ASSET-BACKED SECURITIES	364,468,594
		CERTIFICATES OF DEPOSIT--10.4%
		Banking--10.4%
100,000,000		BNP Paribas SA, 4.425%, 3/13/2006	100,000,000
35,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	35,000,605
200,000,000		Calyon, Paris, 3.950% - 4.750%, 7/14/2006 - 10/26/2006	200,000,000
30,000,000		Citibank N.A., New York, 4.645%, 7/10/2006	29,997,980
285,000,000		Citizens Bank N.A., 4.470% - 4.540%, 3/14/2006 - 4/13/2006	285,008,604
75,000,000		Credit Suisse, Zurich, 4.540%, 3/2/2006	75,000,000
150,000,000		DePfa Bank PLC, 4.510%, 4/10/2006	150,000,000
250,000,000		Deutsche Bank AG, 4.500% - 4.765%, 10/13/2006 - 10/27/2006	250,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$140,000,000		Dexia Bank, Belgium, 4.305% - 4.330%, 2/1/2006 - 9/29/2006	$139,873,152
289,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007	288,997,460
95,000,000		Societe Generale, Paris, 4.760% - 4.785%, 10/27/2006	95,002,694
120,000,000		SunTrust Bank, 3.980%, 2/21/2006	120,000,000
43,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	43,001,004
420,000,000		Toronto Dominion Bank, 3.570% - 3.890%, 2/13/2006 - 7/5/2006	420,000,108
88,000,000		WestLB AG (GTD), 4.395%, 2/13/2006	88,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,319,881,607
		COLLATERALIZED LOAN AGREEMENTS--14.5%
		Banking--4.8%
100,000,000		Bank of America N.A., 4.580%, 2/1/2006	100,000,000
293,000,000		Fortis Bank SA/NV, 4.550%, 2/1/2006	293,000,000
680,000,000		IXIS Financial Products Inc., 4.600%, 2/1/2006	680,000,000
		TOTAL	1,073,000,000
		Brokerage--9.7%
900,000,000		Citigroup Global Markets, Inc., 4.530% - 4.600%, 2/1/2006	900,000,000
818,000,000		Goldman Sachs & Co., 4.570% - 4.600%, 2/1/2006	818,000,000
430,000,000		Merrill Lynch & Co., Inc., 4.650%, 2/1/2006	430,000,000
		TOTAL	2,148,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,221,000,000
		COMMERCIAL PAPER--24.6% [2]
		Banking--7.7%
22,000,000		Bank of America Corp., 4.400%, 3/24/2006	21,862,867
120,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 4.205%, 2/7/2006	119,915,900
80,800,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.215% - 4.290%, 2/8/2006 - 2/27/2006	80,606,623
85,000,000		Dexia Delaware LLC, 4.165%, 2/1/2006	85,000,000
122,149,000	[1]	Fountain Square Commercial Funding Corp., 4.230% - 4.550%, 2/7/2006 - 5/23/2006	121,038,847
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Banking--continued
$345,000,000		HBOS Treasury Services PLC, 4.205% - 4.400%, 2/8/2006 - 3/28/2006	$343,273,965
75,000,000	[1]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.350%, 3/6/2006	74,700,938
80,000,000		Landesbank Baden-Wuerttemberg, 4.230%, 2/10/2006	79,915,400
273,724,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.280% - 4.590%, 2/1/2006 - 7/12/2006	273,086,374
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.420%, 3/7/2006	15,235,000
501,823,000	[1]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.270% - 4.520%, 2/3/2006 - 7/10/2006	499,715,656
		TOTAL	1,714,351,570
		Brokerage--0.3%
70,000,000		Morgan Stanley, 4.350%, 2/6/2006	69,957,708
		Finance - Automotive--4.8%
482,200,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.850% - 4.610%, 2/2/2006 - 7/17/2006	479,650,098
593,500,000		FCAR Auto Loan Trust, A1/P1 Series, 4.310% - 4.600%, 2/2/2006 - 7/17/2006	590,301,577
		TOTAL	1,069,951,675
		Finance - Commercial--1.3%
123,000,000		CIT Group, Inc., 4.230% - 4.400%, 2/2/2006 - 3/23/2006	122,685,867
40,397,000	[1]	Fairway Finance Co. LLC, 4.420%, 3/17/2006	40,178,766
42,297,000	[1]	Jupiter Securitization Corp., 4.390%, 2/14/2006	42,229,948
94,256,000	[1]	Three Rivers Funding Corp., 4.310% - 4.320%, 2/1/2006 - 2/3/2006	94,237,843
		TOTAL	299,332,424
		Finance - Retail--5.8%
309,000,000	[1]	Alpine Securitization Corp., 4.330% - 4.520%, 2/1/2006 - 3/24/2006	307,400,540
81,424,000	[1]	Chariot Funding LLC, 4.520%, 3/1/2006	81,137,749
118,150,000	[1]	Compass Securitization LLC, 4.400% - 4.440%, 2/21/2006 - 3/15/2006	117,637,230
149,800,000	[1]	PREFCO-Preferred Receivables Funding Co., 4.520%, 2/28/2006 - 3/1/2006	149,281,440
279,000,000	[1]	Paradigm Funding LLC, 4.340% - 4.390%, 2/2/2006 - 3/14/2006	278,777,501
347,674,000	[1]	Sheffield Receivables Corp., 4.190% - 4.380%, 2/6/2006 - 3/10/2006	347,151,050
		TOTAL	1,281,385,510
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--3.9%
$211,000,000	[1]	Galaxy Funding Inc., 4.210% - 4.570%, 2/6/2006 - 5/1/2006	$210,324,608
38,231,000	[1]	Georgetown Funding Co. LLC, 4.548%, 3/20/2006	38,101,110
63,500,000	[1]	Grampian Funding LLC, 4.360% - 4.590%, 3/7/2006 - 7/21/2006	62,407,135
148,106,000	[1]	Perry Global Funding LLC Series A, 4.220% - 4.390%, 2/6/2006 - 3/15/2006	147,488,053
200,000,000	[1]	Scaldis Capital LLC, 4.340% - 4.500%, 2/7/2006 - 2/27/2006	199,602,667
210,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.340% - 4.525%, 3/1/2006 - 5/17/2006	208,842,910
		TOTAL	866,766,483
		Insurance--0.8%
169,000,000	[1]	Aspen Funding Corp., 4.150% - 4.380%, 2/1/2006 - 3/14/2006	168,601,456
		TOTAL COMMERCIAL PAPER	5,470,346,826
		CORPORATE BONDS--0.5%
		Banking--0.2%
40,000,000		Citigroup, Inc., 4.625%, 3/20/2006	40,003,362
		Finance - Retail--0.3%
66,325,000		SLM Corp., 4.691% - 4.792%, 4/25/2006 - 9/15/2006	66,385,260
		TOTAL CORPORATE BONDS	106,388,622
		CORPORATE NOTES--1.2%
		Finance - Securities--1.2%
125,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.970% - 3.980%, 7/20/2006 - 7/25/2006	124,997,077
132,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.612% - 4.830%, 6/9/2006 - 1/30/2007	131,958,116
		TOTAL CORPORATE NOTES	256,955,193
		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 4.503%, 5/19/2006	55,500,000
		NOTES - VARIABLE--33.8% [3]
		Banking--13.9%
5,050,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	5,050,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris, N.A. LOC), 4.590%, 2/2/2006	2,365,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,890,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$1,890,000
5,205,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 4.660%, 2/2/2006	5,205,000
1,245,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	1,245,000
3,800,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 4.590%, 2/2/2006	3,800,000
1,315,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	1,315,000
3,050,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	3,050,000
34,340,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	34,340,000
12,075,000		American Self Storage Corp., Series 2002, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	12,075,000
7,450,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 4.640%, 2/2/2006	7,450,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by Ambac Financial Group, Inc.), 4.540%, 2/1/2006	12,000,000
4,305,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 4.550%, 2/2/2006	4,305,000
7,640,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	7,640,000
5,715,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,715,000
73,000,000	[1]	Bank of New York Co., Inc., 4.580%, 2/27/2006	73,000,000
200,000,000		Barclays Bank PLC, 4.340%, 2/6/2006	199,985,267
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 4.640%, 2/2/2006	4,000,000
17,020,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.580%, 2/2/2006	17,020,000
8,020,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 4.610%, 2/1/2006	8,020,000
4,220,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 4.634%, 2/1/2006	4,220,000
5,060,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.540%, 2/3/2006	5,060,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$1,205,000
5,970,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	5,970,000
22,496,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	22,496,000
3,273,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,273,000
17,995,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	17,995,000
7,331,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	7,331,000
534,000		Capital One Funding Corp., Series 1994-A, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	534,000
1,105,000		Capital One Funding Corp., Series 1994-D, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,105,000
3,722,000		Capital One Funding Corp., Series 1995-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,722,000
1,312,000		Capital One Funding Corp., Series 1995-F, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,312,000
3,310,000		Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	3,310,000
7,469,000		Capital One Funding Corp., Series 2001-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	7,469,000
11,100,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 4.640%, 2/3/2006	11,100,000
6,595,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	6,595,000
3,760,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 4.850%, 2/2/2006	3,760,000
3,805,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 4.590%, 2/2/2006	3,805,000
840,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	840,000
1,740,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 4.470%, 2/1/2006	1,740,000
11,180,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 4.610%, 2/2/2006	11,180,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$8,580,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 4.740%, 2/3/2006	$8,580,000
33,810,000		Cook County, IL, Series 2002 A, 4.560%, 2/1/2006	33,810,000
5,765,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 4.550%, 2/2/2006	5,765,000
189,000,000		Credit Suisse, Zurich, 4.400% - 4.500%, 2/13/2006 - 3/29/2006	189,008,321
13,500,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 4.630%, 2/2/2006	13,500,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 4.560%, 2/2/2006	15,000,000
2,860,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.640%, 2/1/2006	2,860,000
1,750,000		EPCO Carbondioxide Products, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 4.630%, 2/2/2006	1,750,000
5,300,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	5,300,000
6,235,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	6,235,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	3,200,000
43,000,000		First Tennessee Bank, N.A., 4.390%, 2/27/2006	43,000,849
1,400,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 4.550%, 2/2/2006	1,400,000
13,720,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	13,720,000
2,930,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 4.500%, 2/2/2006	2,930,000
37,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 4.520%, 2/1/2006	37,700,000
14,150,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.470%, 2/1/2006	14,150,000
340,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.379% - 4.443%, 2/8/2006 - 2/21/2006	340,000,000
5,830,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,830,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 4.540%, 2/2/2006	8,860,000
369,700,000		HBOS Treasury Services PLC, 4.435% - 4.569%, 2/1/2006 - 3/24/2006	369,704,070
349,000,000	[1]	HBOS Treasury Services PLC, 4.440% - 4.453%, 2/9/2006 - 2/21/2006	349,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,550,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	$5,550,000
8,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 4.500%, 2/2/2006	8,210,000
10,350,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	10,350,000
3,430,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 4.660%, 2/2/2006	3,430,000
3,725,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 4.730%, 2/1/2006	3,725,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 4.590%, 2/2/2006	15,000,000
3,130,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	3,130,000
1,900,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.690%, 2/1/2006	1,900,000
4,740,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 4.560%, 2/3/2006	4,740,000
5,165,000	[1]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.540%, 2/1/2006	5,165,000
4,785,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	4,785,000
470,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 4.790%, 2/2/2006	470,000
12,045,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 4.640%, 2/7/2006	12,045,000
18,435,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 4.470%, 2/1/2006	18,435,000
1,260,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 4.700%, 2/2/2006	1,260,000
4,810,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 4.590%, 2/3/2006	4,810,000
47,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 4.440%, 2/15/2006	47,200,000
1,898,000		Midwest Funding Corp., Series 1992-B, (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006	1,898,000
8,975,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 4.630%, 2/2/2006	8,975,000
4,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 4.560%, 2/2/2006	4,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 4.550%, 2/2/2006	$10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 4.530%, 2/1/2006	10,790,000
6,175,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.550%, 2/2/2006	6,175,000
12,150,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 4.500%, 2/2/2006	12,150,000
82,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	82,800,000
7,735,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 4.550%, 2/2/2006	7,735,000
10,505,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 4.550%, 2/2/2006	10,505,000
5,100,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,100,000
87,300,000		PNC Bank, N.A., 4.450% - 4.525%, 2/21/2006 - 3/1/2006	87,295,726
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 4.490%, 2/2/2006	11,000,000
4,460,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 4.620%, 2/2/2006	4,460,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 4.600%, 2/1/2006	6,650,000
15,000,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 4.590%, 2/2/2006	15,000,000
1,577,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 4.540%, 2/2/2006	1,577,000
6,300,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	6,300,000
9,485,000		Rollins College, Series 1998, (SunTrust Bank LOC), 4.470%, 2/1/2006	9,485,000
60,000,000		Royal Bank of Canada, Montreal, 4.537%, 3/1/2006	60,021,544
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 4.540%, 2/2/2006	19,000,000
3,855,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 4.520%, 2/1/2006	3,855,000
2,786,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	2,786,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	$14,390,000
50,000,000	[1]	Societe Generale, Paris, 4.355%, 2/2/2006	50,000,000
11,545,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 4.550%, 2/2/2006	11,545,000
57,765,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 4.520%, 2/2/2006	57,765,000
3,480,000		Springfield Ltd. Partnership, (UBS AG LOC), 4.530%, 2/2/2006	3,480,000
1,230,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.760%, 2/2/2006	1,230,000
1,950,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 4.660%, 2/2/2006	1,950,000
13,280,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 4.540%, 2/1/2006	13,280,000
6,260,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 4.540%, 2/2/2006	6,260,000
75,000,000	[1]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 4.500% - 4.519%, 3/21/2006 - 3/28/2006	75,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	9,300,000
1,200,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 4.530%, 2/1/2006	1,200,000
1,354,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	1,354,000
2,645,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 4.600%, 2/2/2006	2,645,000
1,330,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 4.540%, 2/2/2006	1,330,000
195,250,000		Wells Fargo & Co., 4.435%, 2/2/2006	195,250,106
10,575,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 4.640%, 2/2/2006	10,575,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 4.490%, 3/13/2006	25,000,000
10,195,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 4.640%, 2/2/2006	10,195,000
5,015,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 4.640%, 2/2/2006	5,015,000
34,900,000		World Wildlife Fund, Inc., Series 2000 B, (Insured by Ambac Financial Group, Inc.), 4.540%, 2/2/2006	34,900,000
		TOTAL	3,091,422,883
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Brokerage--5.7%
$227,000,000		Goldman Sachs Group, Inc., 4.389% - 4.449%, 2/1/2006 - 2/8/2006	$227,009,904
50,000,000	[1]	Goldman Sachs Group, Inc., 4.490%, 2/15/2006	50,003,041
124,000,000		Merrill Lynch & Co., Inc., 4.420% - 4.450%, 2/6/2006 - 2/15/2006	124,000,000
240,000,000	[1]	Merrill Lynch & Co., Inc., 4.637%, 2/13/2006	240,000,541
633,800,000		Morgan Stanley, 4.420% - 4.620%, 2/1/2006 - 2/27/2006	633,803,784
		TOTAL	1,274,817,270
		Electrical Equipment--0.3%
2,600,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 4.510%, 2/2/2006	2,600,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 4.570%, 2/6/2006	58,656,672
		TOTAL	61,256,672
		Finance - Commercial--2.4%
100,000,000	[1]	Fairway Finance Co. LLC, 4.390% - 4.440%, 2/13/2006 - 2/21/2006	99,998,696
436,100,000	[1]	General Electric Capital Corp., 4.519% - 4.570%, 2/9/2006 - 2/17/2006	436,100,000
		TOTAL	536,098,696
		Finance - Retail--2.7%
380,000,000	[1]	Compass Securitization LLC, 4.345% - 4.395%, 2/6/2006 - 2/13/2006	379,993,670
225,000,000	[1]	Paradigm Funding LLC, 4.390% - 4.510%, 2/13/2006 - 2/27/2006	224,997,271
		TOTAL	604,990,941
		Finance - Securities--4.2%
122,500,000	[1]	Beta Finance, Inc., 4.373% - 4.480%, 2/15/2006 - 2/22/2006	122,547,411
59,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 4.370% - 4.515%, 2/1/2006 - 2/27/2006	59,002,948
746,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.320% - 4.530%, 2/1/2006 - 2/27/2006	745,974,286
		TOTAL	927,524,645
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 4.490%, 2/2/2006	7,945,000
46,715,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.490%, 2/2/2006	46,715,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 4.510%, 2/2/2006	5,350,000
		TOTAL	60,010,000
		Insurance--3.7%
21,900,000		Albuquerque, NM, Series 2000 A, (Insured by MBIA Insurance Corp.), 4.490%, 2/1/2006	21,900,000
54,000,000		Genworth Life Insurance Company, 4.500%, 3/1/2006	54,000,000
50,000,000		Hartford Life Insurance Co., 4.420% - 4.580%, 2/1/2006 - 3/1/2006	50,000,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Insurance--continued
$67,000,000		Jackson National Life Insurance Co., 4.485%, 2/1/2006	$67,000,000
100,000,000	[1]	MBIA Global Funding LLC, 4.402%, 2/13/2006	100,000,000
105,000,000		Metropolitan Life Insurance Co., 4.390% - 4.670%, 2/1/2006 - 4/3/2006	105,000,000
152,000,000		Monumental Life Insurance Co., 4.500% - 4.637%, 2/1/2006 - 3/1/2006	152,000,000
90,000,000		New York Life Insurance Co., 4.510%, 3/1/2006	90,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 4.670%, 3/1/2006	125,000,000
66,000,000		Travelers Insurance Co., 4.460% - 4.621%, 2/21/2006 - 3/28/2006	66,000,000
		TOTAL	830,900,000
		Pharmaceuticals and Health Care--0.6%
128,000,000	[1]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.355%, 2/1/2006	128,000,000
		TOTAL NOTES - VARIABLE	7,515,021,107
		TIME DEPOSITS--5.8%
		Banking--5.8%
190,000,000		Chase Bank USA, N.A., 4.500%, 2/1/2006	190,000,000
140,000,000		Deutsche Bank AG, 4.500%, 2/1/2006	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 4.400%, 2/1/2006	250,000,000
700,000,000		Societe Generale, Paris, 4.480%, 2/1/2006	700,000,000
		TOTAL TIME DEPOSITS	1,280,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--7.1%
574,165,000		Interest in $2,900,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $2,900,360,083 on 2/1/2006. The market value of the underlying security at the end of the period was $2,958,000,001.	574,165,000
70,000,000		Interest in $125,000,000 joint repurchase agreement 4.240%, dated 1/31/2006, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/15/2032 for $125,014,722 on 2/1/2006. The market value of the underlying securities at the end of the period was $128,753,339.	70,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement 4.350%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,012,083 on 2/1/2006. The market value of the underlying securities at the end of the period was $102,001,794.	75,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		Interest in $1,800,000,000 joint repurchase agreement 4.390%, dated 1/31/2006, under which Morgan Stanley and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 10/31/2006 for $1,800,219,500 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,837,509,127.	$200,000,000
200,000,000		Interest in $200,000,000 joint repurchase agreement 4.440%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/1/2036 for $200,024,667 on 2/1/2006. The market value of the underlying securities at the end of the period was $204,002,218.	200,000,000
450,000,000		Interest in $1,470,000,000 joint repurchase agreement 4.470%, dated 1/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,470,182,525 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,509,181,381.	450,000,000
		TOTAL REPURCHASE AGREEMENTS	1,569,165,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	22,293,786,240
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(62,650,852)
		TOTAL NET ASSETS--100%	$22,231,135,388

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $6,948,213,411 which represents 31.3% of total net assets.

2 Discount rate at the time of purchase.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$1,569,165,000
Investments in securities	20,724,621,240
Total investments in securities, at amortized cost and value		$22,293,786,240
Cash		65,918
Income receivable		55,717,721
Receivable for shares sold		5,560,618
TOTAL ASSETS		22,355,130,497
Liabilities:
Payable for investments purchased		75,000,000
Payable for shares redeemed		2,565,855
Payable for account administration fee (Note 5)		7,935
Payable for Trustees' fees		10,038
Payable for shareholder services fee (Note 5)		1,140,970
Income distribution payable		44,916,377
Accrued expenses		353,934
TOTAL LIABILITIES		123,995,109
Net assets for 22,231,257,647 shares outstanding		$22,231,135,388
Net Assets Consist of:
Paid in capital		$22,231,258,135
Accumulated net realized loss on investments		(12,453)
Distributions in excess of net investment income		(110,294)
TOTAL NET ASSETS		$22,231,135,388
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$16,680,396,088 ÷ 16,680,288,089 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,507,709,887 ÷ 5,507,940,624 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$43,029,413 ÷ 43,028,934 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2006 (unaudited)

Investment Income:
Interest			$435,115,452
Expenses:
Investment adviser fee (Note 5)		$21,793,657
Administrative personnel and services fee (Note 5)		8,686,515
Account administration fee--Trust Shares (Note 5)		40,131
Custodian fees		466,948
Transfer and dividend disbursing agent fees and expenses		179,328
Directors'/Trustees' fees		79,375
Auditing fees		7,995
Legal fees		7,079
Portfolio accounting fees		94,862
Distribution services fee--Trust Shares (Note 5)		40,132
Shareholder services fee--Institutional Shares (Note 5)		20,569,224
Shareholder services fee--Institutional Service Shares (Note 5)		6,609,871
Share registration costs		77,826
Printing and postage		24,700
Insurance premiums		74,829
Miscellaneous		60,419
TOTAL EXPENSES		58,812,891
Waivers (Note 5):
Waiver of investment adviser fee	$(8,842,797)
Waiver of administrative personnel and services fee	(383,131)
Waiver of shareholder services fee--Institutional Shares	(20,569,224)
TOTAL WAIVERS		(29,795,152)
Net expenses			29,017,739
Net investment income			$406,097,713
Net realized gain on investments			6,993
Change in net assets resulting from operations			$406,104,706

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2006	Year Ended 7/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$406,097,713	$403,067,223
Net realized gain on investments	6,993	6,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	406,104,706	403,074,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(312,028,351)	(310,331,174)
Institutional Service Shares	(94,026,370)	(91,678,641)
Trust Shares	(525,149)	(559,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(406,579,870)	(402,568,923)
Share Transactions:
Proceeds from sale of shares	127,356,405,841	195,969,796,916
Net asset value of shares issued to shareholders in payment of distributions declared	170,574,108	158,142,824
Cost of shares redeemed	(126,650,236,868)	(196,153,055,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	876,743,081	(25,115,561)
Change in net assets	876,267,917	(24,610,273)
Net Assets:
Beginning of period	21,354,867,471	21,379,477,744
End of period (including undistributed (distributions in excess of) net investment income of $(110,294) and $371,863, respectively)	$22,231,135,388	$21,354,867,471

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,816,249,742	$103,816,249,742	152,484,780,713	$152,484,780,713
Shares issued to shareholders in payment of distributions declared	140,468,167	140,468,167	129,187,873	129,187,873
Shares redeemed	(102,876,869,699)	(102,876,869,699)	(153,533,043,698)	(153,533,043,698)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,079,848,210	$1,079,848,210	(919,075,112)	$(919,075,112)

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,427,494,750	$23,427,494,750	43,291,731,228	$43,291,731,228
Shares issued to shareholders in payment of distributions declared	29,887,458	29,887,458	28,658,863	28,658,806
Shares redeemed	(23,677,083,130)	(23,677,083,130)	(42,417,391,466)	(42,417,391,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(219,700,922)	$(219,700,922)	902,998,625	$902,998,568

	Six Months Ended 1/31/2006		Year Ended 7/31/2005
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	112,661,349	$112,661,349	193,284,975	$193,284,975
Shares issued to shareholders in payment of distributions declared	218,483	218,483	296,145	296,145
Shares redeemed	(96,284,039)	(96,284,039)	(202,620,137)	(202,620,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	16,595,793	$16,595,793	(9,039,017)	$(9,039,017)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	876,743,081	$876,743,081	(25,115,504)	$(25,115,561)

4. FEDERAL TAX INFORMATION

At July 31, 2005 the Fund had a capital loss carryforward of $19,446 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the Adviser voluntarily waived $8,842,797 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Account Administration Fee

The Fund's Trust Shares pay Federated Shareholder Services Company (FSSC) an annual fee of up to 0.25% of the average daily net assets of the Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for account administration services relating to the Fund's Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2006, FSC retained $373 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2006, FSSC voluntarily waived $20,569,224 of its fee. For the six months ended January 31, 2006, FSSC retained $21,042 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

34428 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        March 23, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        March 23, 2006